Schedule of Investments(a)
Invesco BulletShares 2020 Corporate Bond ETF (BSCK)
November 30, 2020
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-91.39%
U.S. Treasury Bills-91.39%
0.04%–0.09%, 12/10/2020(b) (Cost $1,104,809,385)	$1,104,828,000	$1,104,816,256
U.S. Dollar Denominated Bonds & Notes-8.16%
Banks-2.75%
Toronto-Dominion Bank (The) (Canada), 2.50%, 12/14/2020	15,458,000	15,469,731
Wells Fargo & Co., 2.55%, 12/07/2020	17,789,000	17,794,755
		33,264,486
Capital Markets-1.02%
Goldman Sachs Group, Inc. (The), 2.60%, 12/27/2020	12,361,000	12,380,654
Food & Staples Retailing-0.77%
Walmart, Inc., 1.90%, 12/15/2020	9,296,000	9,301,941
Food Products-0.25%
Kellogg Co., 4.00%, 12/15/2020	3,004,000	3,008,066
Hotels, Restaurants & Leisure-0.67%
McDonald’s Corp., 2.75%, 12/09/2020	8,131,000	8,136,865
	Principal Amount	Value
Insurance-0.87%
AEGON Funding Co. LLC (Netherlands), 5.75%, 12/15/2020	$4,375,000	$4,383,429
American International Group, Inc., 6.40%, 12/15/2020	6,111,000	6,124,449
		10,507,878
IT Services-1.83%
Visa, Inc., 2.20%, 12/14/2020	22,051,000	22,065,741
Total U.S. Dollar Denominated Bonds & Notes (Cost $98,611,906)		98,665,631
	Shares
Money Market Funds-0.35%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(c)(d) (Cost $4,260,695)	4,260,695	4,260,695
TOTAL INVESTMENTS IN SECURITIES-99.90% (Cost $1,207,681,986)		1,207,742,582
OTHER ASSETS LESS LIABILITIES-0.10%		1,198,316
NET ASSETS-100.00%		$1,208,940,898

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,038,951,028	$(1,034,690,333)	$-	$-	$4,260,695	$1,546
Invesco Premier U.S. Government Money Portfolio, Institutional Class	100,289,758	316,847,793	(417,137,551)	-	-	-	558
Total	$100,289,758	$1,355,798,821	$(1,451,827,884)	$-	$-	$4,260,695	$2,104

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2021 Corporate Bond ETF (BSCL)
November 30, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.00%
Aerospace & Defense-1.23%
General Dynamics Corp.
3.00%, 05/11/2021	$12,693,000	$12,856,459
3.88%, 07/15/2021	3,683,000	3,736,904
Lockheed Martin Corp., 3.35%, 09/15/2021	4,775,000	4,890,604
Northrop Grumman Corp., 3.50%, 03/15/2021	4,466,000	4,507,048
		25,991,015
Air Freight & Logistics-0.65%
United Parcel Service, Inc.
3.13%, 01/15/2021	9,163,000	9,191,312
2.05%, 04/01/2021	4,378,000	4,404,616
		13,595,928
Airlines-0.19%
Delta Air Lines, Inc., 3.40%, 04/19/2021	4,045,000	4,050,439
Automobiles-4.18%
American Honda Finance Corp.
2.65%, 02/12/2021	4,894,000	4,916,319
1.65%, 07/12/2021	4,030,000	4,064,487
1.70%, 09/09/2021	6,777,000	6,850,411
General Motors Financial Co., Inc.
4.20%, 03/01/2021	9,443,000	9,494,675
3.55%, 04/09/2021	6,326,000	6,390,390
3.20%, 07/06/2021	12,993,000	13,155,678
4.38%, 09/25/2021	7,609,000	7,827,855
Toyota Motor Corp. (Japan), 3.18%, 07/20/2021	4,479,000	4,560,857
Toyota Motor Credit Corp.
4.25%, 01/11/2021	4,228,000	4,246,447
1.90%, 04/08/2021	8,458,000	8,506,686
2.95%, 04/13/2021	6,753,000	6,819,445
2.75%, 05/17/2021	4,738,000	4,793,084
3.40%, 09/15/2021	6,283,000	6,437,734
		88,064,068
Banks-34.11%
Bank of America Corp.
5.88%, 01/05/2021	4,660,000	4,684,014
2.63%, 04/19/2021	12,427,000	12,537,581
5.00%, 05/13/2021	6,130,000	6,257,248
Bank of Montreal (Canada)
1.90%, 08/27/2021	12,512,000	12,666,929
Series D, 3.10%, 04/13/2021	9,347,000	9,448,616
Bank of Nova Scotia (The) (Canada)
2.50%, 01/08/2021	6,776,000	6,791,741
4.38%, 01/13/2021	4,451,000	4,472,552
2.45%, 03/22/2021(b)	9,453,000	9,516,852
3.13%, 04/20/2021	8,064,000	8,153,743
2.80%, 07/21/2021(b)	6,297,000	6,399,663
Barclays Bank PLC (United Kingdom), 2.65%, 01/11/2021	12,551,000	12,558,324
Barclays PLC (United Kingdom)
3.25%, 01/12/2021	9,561,000	9,589,970
3.20%, 08/10/2021	8,420,000	8,577,463
BBVA USA, 3.50%, 06/11/2021	5,000,000	5,070,359
BNP Paribas S.A. (France), 5.00%, 01/15/2021	19,188,000	19,296,553
BPCE S.A. (France)
2.65%, 02/03/2021	5,000,000	5,020,523
2.75%, 12/02/2021	7,800,000	7,990,105
	Principal Amount	Value
Banks-(continued)
Canadian Imperial Bank of Commerce (Canada), 2.70%, 02/02/2021(b)	$4,484,000	$4,502,398
CIT Group, Inc., 4.13%, 03/09/2021	2,968,000	2,990,186
Citibank N.A.
2.85%, 02/12/2021	7,850,000	7,872,465
3.40%, 07/23/2021	11,100,000	11,296,731
Citigroup, Inc.
2.70%, 03/30/2021	15,507,000	15,630,281
2.35%, 08/02/2021	11,625,000	11,784,975
2.90%, 12/08/2021	15,964,000	16,343,471
Citizens Bank N.A., 2.55%, 05/13/2021	6,050,000	6,098,758
Cooperatieve Rabobank U.A. (Netherlands)
4.50%, 01/11/2021	9,363,000	9,405,423
2.50%, 01/19/2021	14,000,000	14,040,935
3.13%, 04/26/2021	6,300,000	6,372,646
Deutsche Bank AG (Germany)
3.13%, 01/13/2021	4,600,000	4,611,310
3.38%, 05/12/2021	4,475,000	4,522,503
4.25%, 10/14/2021	23,391,000	24,008,149
Fifth Third Bank
2.25%, 06/14/2021	8,850,000	8,931,246
3.35%, 07/26/2021	4,700,000	4,781,449
2.88%, 10/01/2021	5,427,000	5,532,313
HSBC Holdings PLC (United Kingdom)
5.10%, 04/05/2021	144,000	146,302
2.95%, 05/25/2021	15,000,000	15,183,935
Huntington Bancshares, Inc., 3.15%, 03/14/2021	6,295,000	6,330,781
Huntington National Bank (The), 3.25%, 05/14/2021	5,500,000	5,560,654
JPMorgan Chase & Co.
2.55%, 03/01/2021	8,900,000	8,933,416
4.63%, 05/10/2021	4,146,000	4,224,426
4.35%, 08/15/2021	7,737,000	7,953,128
KeyBank N.A.
3.35%, 06/15/2021	4,500,000	4,576,147
2.50%, 11/22/2021	7,450,000	7,614,694
KeyCorp, 5.10%, 03/24/2021	5,201,000	5,280,011
Lloyds Bank PLC (United Kingdom), 6.38%, 01/21/2021	7,087,000	7,146,113
Lloyds Banking Group PLC (United Kingdom), 3.10%, 07/06/2021	6,900,000	7,013,617
Manufacturers and Traders Trust Co., 2.63%, 01/25/2021	4,000,000	4,006,080
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.95%, 03/01/2021	12,044,000	12,122,842
3.54%, 07/26/2021	5,358,000	5,470,080
2.19%, 09/13/2021	6,500,000	6,592,340
Mizuho Financial Group, Inc. (Japan), 2.27%, 09/13/2021	7,800,000	7,921,886
PNC Bank N.A.
2.50%, 01/22/2021	5,450,000	5,459,480
2.15%, 04/29/2021(b)	7,900,000	7,948,368
2.55%, 12/09/2021	6,100,000	6,231,589
Royal Bank of Canada (Canada)
2.50%, 01/19/2021(b)	7,780,000	7,803,057
3.20%, 04/30/2021	9,486,000	9,601,171
Santander UK Group Holdings PLC (United Kingdom)
3.13%, 01/08/2021	6,049,000	6,065,635
2.88%, 08/05/2021	10,000,000	10,169,689
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2021 Corporate Bond ETF (BSCL)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Banks-(continued)
Santander UK PLC (United Kingdom), 2.50%, 01/05/2021	$4,500,000	$4,509,019
Skandinaviska Enskilda Banken AB (Sweden)
2.63%, 03/15/2021	7,631,000	7,682,612
1.88%, 09/13/2021	6,000,000	6,076,527
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.93%, 03/09/2021	10,892,000	10,968,017
2.06%, 07/14/2021	11,413,000	11,537,808
2.44%, 10/19/2021	9,555,000	9,736,463
Svenska Handelsbanken AB (Sweden)
2.45%, 03/30/2021	9,388,000	9,456,583
3.35%, 05/24/2021	7,700,000	7,813,915
1.88%, 09/07/2021	6,400,000	6,478,909
Synchrony Bank, 3.65%, 05/24/2021	5,100,000	5,163,559
Toronto-Dominion Bank (The) (Canada)
2.55%, 01/25/2021	6,194,000	6,215,484
2.13%, 04/07/2021(b)	10,963,000	11,033,457
3.25%, 06/11/2021	7,049,000	7,161,257
1.80%, 07/13/2021(b)	9,586,000	9,679,085
Truist Bank, 2.85%, 04/01/2021	4,500,000	4,529,511
Truist Financial Corp.
2.15%, 02/01/2021	6,241,000	6,250,722
2.90%, 03/03/2021	6,286,000	6,314,613
2.05%, 05/10/2021	7,538,000	7,587,849
3.20%, 09/03/2021	3,383,000	3,449,808
U.S. Bancorp
2.35%, 01/29/2021	7,660,000	7,671,724
4.13%, 05/24/2021	6,788,000	6,894,136
U.S. Bank N.A., 3.15%, 04/26/2021	6,100,000	6,156,695
Wells Fargo & Co.
3.00%, 01/22/2021	9,149,000	9,182,668
2.50%, 03/04/2021	17,744,000	17,847,009
4.60%, 04/01/2021	15,552,000	15,772,142
2.10%, 07/26/2021	18,916,000	19,136,518
Wells Fargo Bank N.A., 2.60%, 01/15/2021	16,600,000	16,646,858
		718,065,864
Beverages-1.27%
Constellation Brands, Inc., 3.75%, 05/01/2021	2,957,000	2,997,982
Molson Coors Beverage Co., 2.10%, 07/15/2021	7,273,000	7,338,986
PepsiCo, Inc.
2.00%, 04/15/2021	6,620,000	6,654,307
3.00%, 08/25/2021	4,498,000	4,594,525
1.70%, 10/06/2021	5,135,000	5,194,018
		26,779,818
Biotechnology-2.64%
AbbVie, Inc., 2.30%, 05/14/2021	11,297,000	11,384,648
Amgen, Inc., 3.88%, 11/15/2021	9,546,800	9,763,144
Gilead Sciences, Inc.
4.50%, 04/01/2021	6,398,000	6,418,964
4.40%, 12/01/2021	7,780,000	8,010,325
0.75%, 09/29/2023	12,500,000	12,542,401
Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/2021	7,265,000	7,373,058
		55,492,540
	Principal Amount	Value
Capital Markets-8.93%
Bank of New York Mellon Corp. (The)
4.15%, 02/01/2021	$3,039,000	$3,058,495
2.50%, 04/15/2021	6,180,000	6,220,270
2.05%, 05/03/2021	8,444,000	8,496,098
3.55%, 09/23/2021	9,816,000	10,054,165
BlackRock, Inc., 4.25%, 05/24/2021	4,763,000	4,854,522
Charles Schwab Corp. (The), 3.25%, 05/21/2021	3,852,000	3,897,136
Credit Suisse AG (Switzerland)
3.00%, 10/29/2021	12,680,000	12,991,817
2.10%, 11/12/2021	12,850,000	13,066,821
Goldman Sachs Group, Inc. (The)
2.88%, 02/25/2021	7,674,000	7,702,815
2.63%, 04/25/2021	9,573,000	9,642,920
5.25%, 07/27/2021	23,657,000	24,419,720
Morgan Stanley
5.75%, 01/25/2021	16,499,000	16,631,900
2.50%, 04/21/2021	16,003,000	16,137,254
5.50%, 07/28/2021	15,511,000	16,030,071
2.63%, 11/17/2021	21,027,000	21,483,505
Northern Trust Corp., 3.38%, 08/23/2021	3,044,000	3,114,441
State Street Corp.
4.38%, 03/07/2021	4,817,000	4,870,325
1.95%, 05/19/2021	5,253,000	5,295,734
		187,968,009
Chemicals-0.32%
Linde, Inc.
4.05%, 03/15/2021	3,083,000	3,115,232
3.00%, 09/01/2021	3,577,000	3,650,920
		6,766,152
Communications Equipment-1.49%
Cisco Systems, Inc.
2.20%, 02/28/2021	15,964,000	16,039,000
2.90%, 03/04/2021	2,994,000	3,014,246
1.85%, 09/20/2021	12,118,000	12,259,317
		31,312,563
Consumer Finance-2.64%
Ally Financial, Inc., 4.25%, 04/15/2021	3,864,000	3,915,470
American Express Co., 3.38%, 05/17/2021	7,407,000	7,492,803
American Express Credit Corp., 2.25%, 05/05/2021	10,649,000	10,723,557
Capital One Financial Corp.
3.45%, 04/30/2021	8,065,000	8,147,703
4.75%, 07/15/2021	7,988,000	8,206,527
Capital One N.A.
2.95%, 07/23/2021	3,880,000	3,936,249
2.25%, 09/13/2021	3,500,000	3,547,351
Discover Bank, 3.20%, 08/09/2021	5,100,000	5,188,777
Synchrony Financial, 3.75%, 08/15/2021	4,445,000	4,518,986
		55,677,423
Diversified Financial Services-0.69%
Berkshire Hathaway Finance Corp., 4.25%, 01/15/2021	4,995,000	5,019,351
Berkshire Hathaway, Inc.
2.20%, 03/15/2021	6,294,000	6,318,007
3.75%, 08/15/2021(b)	3,070,000	3,147,032
		14,484,390

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2021 Corporate Bond ETF (BSCL)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Diversified Telecommunication Services-1.24%
Orange S.A. (France), 4.13%, 09/14/2021	$6,409,000	$6,593,416
Qwest Corp., 6.75%, 12/01/2021	5,975,000	6,289,269
Telefonica Emisiones S.A.U. (Spain), 5.46%, 02/16/2021	9,589,000	9,687,873
Verizon Communications, Inc., 3.45%, 03/15/2021(b)	3,526,000	3,558,175
		26,128,733
Electric Utilities-2.14%
Duke Energy Carolinas LLC, 3.90%, 06/15/2021	3,451,000	3,487,192
Duke Energy Corp.
1.80%, 09/01/2021	4,518,000	4,561,784
3.55%, 09/15/2021	3,014,000	3,066,326
Duke Energy Progress LLC, 3.00%, 09/15/2021	3,480,000	3,530,651
Emera US Finance L.P. (Canada), 2.70%, 06/15/2021	4,814,000	4,861,306
NextEra Energy Capital Holdings, Inc., 2.40%, 09/01/2021	9,497,000	9,645,897
Ohio Power Co., Series M, 5.38%, 10/01/2021	3,024,000	3,150,356
Southern California Edison Co., 3.88%, 06/01/2021	3,238,000	3,266,700
Southern Co. (The), 2.35%, 07/01/2021	9,452,000	9,547,772
		45,117,984
Electrical Equipment-0.15%
Emerson Electric Co., 2.63%, 12/01/2021	3,178,000	3,246,435
Energy Equipment & Services-0.15%
Halliburton Co., 3.25%, 11/15/2021	3,086,000	3,146,086
Entertainment-0.81%
Electronic Arts, Inc., 3.70%, 03/01/2021	3,604,000	3,623,605
TWDC Enterprises 18 Corp.
2.30%, 02/12/2021(b)	4,806,000	4,825,082
3.75%, 06/01/2021(b)	3,655,000	3,719,685
2.75%, 08/16/2021	4,729,000	4,810,098
		16,978,470
Equity REITs-0.95%
Boston Properties L.P., 4.13%, 05/15/2021	5,042,000	5,079,882
ERP Operating L.P., 4.63%, 12/15/2021	4,657,000	4,809,785
MPT Operating Partnership L.P./MPT Finance Corp.
6.38%, 03/01/2024	3,134,000	3,244,207
5.25%, 08/01/2026	3,166,000	3,317,018
Simon Property Group L.P., 2.50%, 07/15/2021	3,473,000	3,500,808
		19,951,700
Food & Staples Retailing-1.58%
Kroger Co. (The)
3.30%, 01/15/2021	4,165,000	4,174,398
2.95%, 11/01/2021	3,494,000	3,569,435
Sysco Corp., 2.50%, 07/15/2021	3,176,000	3,210,982
Walgreens Boots Alliance, Inc., 3.30%, 11/18/2021	7,751,000	7,928,184
Walmart, Inc.
4.25%, 04/15/2021	3,121,000	3,172,236
3.13%, 06/23/2021	11,030,000	11,209,168
		33,264,403
	Principal Amount	Value
Food Products-0.87%
General Mills, Inc.
3.20%, 04/16/2021	$3,630,000	$3,669,241
3.15%, 12/15/2021	6,398,000	6,531,706
JM Smucker Co. (The), 3.50%, 10/15/2021	4,963,000	5,099,575
Tyson Foods, Inc., 2.25%, 08/23/2021	2,993,000	3,029,814
		18,330,336
Gas Utilities-0.15%
National Fuel Gas Co., 4.90%, 12/01/2021	3,053,000	3,147,233
Health Care Equipment & Supplies-0.52%
Becton, Dickinson and Co., 3.13%, 11/08/2021	6,256,000	6,413,688
Stryker Corp., 2.63%, 03/15/2021	4,487,000	4,507,513
		10,921,201
Health Care Providers & Services-2.72%
Anthem, Inc., 3.70%, 08/15/2021	4,147,000	4,212,139
Centene Corp., 4.75%, 01/15/2025	7,210,000	7,440,576
Cigna Corp., 3.40%, 09/17/2021	7,910,000	8,101,953
CVS Health Corp.
3.35%, 03/09/2021	13,297,000	13,408,787
2.13%, 06/01/2021	10,726,000	10,804,360
UnitedHealth Group, Inc.
2.13%, 03/15/2021	4,546,000	4,569,867
3.38%, 11/15/2021	3,020,000	3,084,860
2.88%, 12/15/2021	5,462,000	5,608,293
		57,230,835
Hotels, Restaurants & Leisure-0.22%
Starbucks Corp., 2.10%, 02/04/2021	4,701,000	4,709,192
Household Products-0.43%
Procter & Gamble Co. (The)
1.85%, 02/02/2021	3,566,000	3,575,375
1.70%, 11/03/2021	5,493,000	5,570,542
		9,145,917
Independent Power and Renewable Electricity Producers-0.33%
AES Corp. (The)
5.50%, 04/15/2025	3,340,000	3,448,801
6.00%, 05/15/2026	3,264,000	3,443,030
		6,891,831
Industrial Conglomerates-1.39%
3M Co., 1.63%, 09/19/2021	3,853,000	3,892,869
General Electric Co., 4.65%, 10/17/2021	7,163,000	7,428,895
Honeywell International, Inc.
4.25%, 03/01/2021	4,945,000	4,994,340
1.85%, 11/01/2021	9,619,000	9,743,078
Roper Technologies, Inc., 2.80%, 12/15/2021	3,099,000	3,171,481
		29,230,663
Insurance-0.93%
American International Group, Inc., 3.30%, 03/01/2021	9,449,000	9,495,476
Marsh & McLennan Cos., Inc., 4.80%, 07/15/2021	3,365,000	3,424,950
Progressive Corp. (The), 3.75%, 08/23/2021	3,503,000	3,590,932
Willis Towers Watson PLC, 5.75%, 03/15/2021	3,020,000	3,065,712
		19,577,070

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2021 Corporate Bond ETF (BSCL)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Interactive Media & Services-0.28%
Alphabet, Inc., 3.63%, 05/19/2021(b)	$5,818,000	$5,910,475
Internet & Direct Marketing Retail-0.31%
Amazon.com, Inc., 3.30%, 12/05/2021	6,354,000	6,516,892
IT Services-0.62%
Global Payments, Inc., 3.80%, 04/01/2021	4,636,000	4,675,818
Mastercard, Inc., 2.00%, 11/21/2021	4,016,000	4,078,622
VeriSign, Inc., 4.63%, 05/01/2023	4,274,000	4,324,754
		13,079,194
Machinery-2.28%
Caterpillar Financial Services Corp.
1.70%, 08/09/2021	6,678,000	6,741,373
3.15%, 09/07/2021	5,032,000	5,143,533
Caterpillar, Inc., 3.90%, 05/27/2021	7,943,000	8,086,005
CNH Industrial Capital LLC, 4.88%, 04/01/2021	3,466,000	3,511,320
John Deere Capital Corp.
2.35%, 01/08/2021	3,826,000	3,833,967
2.55%, 01/08/2021	3,104,000	3,111,172
2.80%, 03/04/2021	3,110,000	3,130,613
3.90%, 07/12/2021	3,187,000	3,257,986
3.13%, 09/10/2021	3,839,000	3,926,200
3.15%, 10/15/2021	3,181,000	3,263,344
Xylem, Inc., 4.88%, 10/01/2021	3,764,000	3,894,138
		47,899,651
Media-0.51%
Time Warner Cable LLC
4.13%, 02/15/2021	4,216,000	4,223,222
4.00%, 09/01/2021	6,404,000	6,508,725
		10,731,947
Metals & Mining-0.15%
Kinross Gold Corp. (Canada), 5.13%, 09/01/2021	3,200,000	3,270,471
Multiline Retail-0.15%
Nordstrom, Inc., 4.00%, 10/15/2021	3,100,000	3,146,059
Multi-Utilities-0.53%
Consolidated Edison, Inc., 2.00%, 05/15/2021	3,056,000	3,075,500
PSEG Power LLC, 3.00%, 06/15/2021	4,632,000	4,686,779
Puget Energy, Inc., 6.00%, 09/01/2021	3,279,000	3,409,453
		11,171,732
Oil, Gas & Consumable Fuels-5.49%
BP Capital Markets PLC (United Kingdom), 3.56%, 11/01/2021	6,378,000	6,565,583
Canadian Natural Resources Ltd. (Canada), 3.45%, 11/15/2021	3,238,000	3,304,413
Chevron Corp., 2.10%, 05/16/2021	8,623,000	8,683,047
Enbridge Energy Partners L.P., 4.20%, 09/15/2021(b)	3,809,000	3,885,804
Energy Transfer Operating L.P., 4.65%, 06/01/2021	5,231,000	5,284,044
Enterprise Products Operating LLC
2.80%, 02/15/2021	4,767,000	4,791,023
2.85%, 04/15/2021(b)	3,713,000	3,739,452
EOG Resources, Inc., 4.10%, 02/01/2021	4,691,000	4,720,979
Exxon Mobil Corp., 2.22%, 03/01/2021	15,877,000	15,927,910
Kinder Morgan Energy Partners L.P.
3.50%, 03/01/2021	4,575,000	4,586,117
5.00%, 10/01/2021	3,533,000	3,625,397
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Marathon Petroleum Corp., 5.13%, 03/01/2021	$6,114,000	$6,183,837
Ovintiv, Inc., 3.90%, 11/15/2021	3,948,000	3,976,842
Shell International Finance B.V. (Netherlands)
1.88%, 05/10/2021	9,390,000	9,456,782
1.75%, 09/12/2021	6,143,000	6,218,242
Sunoco Logistics Partners Operations L.P., 4.40%, 04/01/2021(b)	3,893,000	3,929,031
Total Capital International S.A. (France)
2.75%, 06/19/2021	5,974,000	6,051,091
2.22%, 07/12/2021	4,998,000	5,050,409
Total Capital S.A. (France)
4.13%, 01/28/2021	3,149,000	3,167,986
4.25%, 12/15/2021	2,961,000	3,085,702
Williams Cos., Inc. (The), 4.00%, 11/15/2021	3,164,000	3,242,799
		115,476,490
Personal Products-0.30%
Unilever Capital Corp. (United Kingdom), 4.25%, 02/10/2021	6,221,000	6,267,614
Pharmaceuticals-2.96%
Johnson & Johnson, 1.65%, 03/01/2021	6,244,000	6,258,847
Merck & Co., Inc., 3.88%, 01/15/2021	6,833,000	6,842,940
Pfizer, Inc.
3.00%, 09/15/2021	6,003,000	6,134,564
2.20%, 12/15/2021	7,017,000	7,158,927
Sanofi (France), 4.00%, 03/29/2021	13,024,000	13,187,061
Takeda Pharmaceutical Co. Ltd. (Japan), 4.00%, 11/26/2021	7,800,000	8,055,266
Utah Acquisition Sub, Inc., 3.15%, 06/15/2021	14,524,000	14,705,064
		62,342,669
Professional Services-0.15%
Equifax, Inc., 2.30%, 06/01/2021	3,038,000	3,061,280
Road & Rail-0.33%
Norfolk Southern Corp., 3.25%, 12/01/2021	3,136,000	3,208,352
Union Pacific Corp., 3.20%, 06/08/2021	3,746,000	3,801,295
		7,009,647
Semiconductors & Semiconductor Equipment-1.63%
Intel Corp.
1.70%, 05/19/2021	3,093,000	3,106,264
3.30%, 10/01/2021	12,142,000	12,445,380
Lam Research Corp., 2.80%, 06/15/2021	5,286,000	5,346,172
NVIDIA Corp., 2.20%, 09/16/2021	6,410,000	6,489,122
Texas Instruments, Inc., 2.75%, 03/12/2021	3,532,000	3,549,492
Xilinx, Inc., 3.00%, 03/15/2021	3,267,000	3,289,041
		34,225,471
Software-3.19%
IBM Credit LLC
1.80%, 01/20/2021	3,801,000	3,808,785
2.65%, 02/05/2021	5,600,000	5,624,499
Microsoft Corp.
4.00%, 02/08/2021	3,012,000	3,033,096
1.55%, 08/08/2021	17,548,000	17,690,302
Oracle Corp.
2.80%, 07/08/2021	9,708,000	9,853,717
1.90%, 09/15/2021	26,830,000	27,141,777
		67,152,176

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2021 Corporate Bond ETF (BSCL)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Specialty Retail-1.50%
Best Buy Co., Inc., 5.50%, 03/15/2021	$4,363,000	$4,371,172
Home Depot, Inc. (The)
2.00%, 04/01/2021	8,554,000	8,588,274
4.40%, 04/01/2021	6,020,000	6,040,334
Lowe’s Cos., Inc.
3.75%, 04/15/2021	3,562,000	3,575,686
3.80%, 11/15/2021	4,038,000	4,134,659
TJX Cos., Inc. (The), 2.75%, 06/15/2021	4,818,000	4,862,969
		31,573,094
Technology Hardware, Storage & Peripherals-2.54%
Apple, Inc.
2.25%, 02/23/2021	20,971,000	21,031,277
2.85%, 05/06/2021(b)	18,634,000	18,842,234
1.55%, 08/04/2021	7,511,000	7,568,705
HP, Inc.
4.38%, 09/15/2021	2,500,000	2,575,474
4.65%, 12/09/2021	3,400,000	3,541,554
		53,559,244
Tobacco-0.96%
Altria Group, Inc., 4.75%, 05/05/2021	9,386,000	9,562,818
Philip Morris International, Inc.
1.88%, 02/25/2021(b)	4,962,000	4,972,320
2.90%, 11/15/2021	5,525,000	5,662,938
		20,198,076
Trading Companies & Distributors-1.20%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
4.50%, 05/15/2021	5,950,000	6,036,692
5.00%, 10/01/2021	5,977,000	6,171,221
Air Lease Corp.
2.50%, 03/01/2021	3,299,000	3,312,995
3.88%, 04/01/2021	2,992,000	3,015,249
3.38%, 06/01/2021	3,571,000	3,613,014
Aircastle Ltd., 5.13%, 03/15/2021	2,993,000	3,028,029
		25,177,200
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,047,571,829)		2,063,035,680
	Shares	Value
Money Market Funds-1.26%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(c)(d) (Cost $26,575,173)	26,575,173	$26,575,173
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.26% (Cost $2,074,147,002)		2,089,610,853
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.51%
Invesco Private Government Fund, 0.02%(c)(d)(e)	4,260,604	4,260,604
Invesco Private Prime Fund, 0.12%(c)(d)(e)	6,388,990	6,390,906
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,651,510)		10,651,510
TOTAL INVESTMENTS IN SECURITIES-99.77% (Cost $2,084,798,512)		2,100,262,363
OTHER ASSETS LESS LIABILITIES-0.23%		4,800,329
NET ASSETS-100.00%		$2,105,062,692

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2021 Corporate Bond ETF (BSCL)—(continued)
November 30, 2020
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2020.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$177,338,546	$(150,763,373)	$-	$-	$26,575,173	$1,229
Invesco Premier U.S. Government Money Portfolio, Institutional Class	29,211,229	71,522,244	(100,733,473)	-	-	-	207
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,967,699	14,496,161	(15,203,256)	-	-	4,260,604	592*
Invesco Private Prime Fund	1,698,896	13,247,728	(8,556,089)	-	371	6,390,906	1,489*
Total	$35,877,824	$276,604,679	$(275,256,191)	$-	$371	$37,226,683	$3,517

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2022 Corporate Bond ETF (BSCM)
November 30, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.79%
Aerospace & Defense-0.92%
General Dynamics Corp., 2.25%, 11/15/2022	$5,946,000	$6,145,361
Howmet Aerospace, Inc., 5.87%, 02/23/2022(b)	4,200,000	4,425,750
Northrop Grumman Corp., 2.55%, 10/15/2022	8,823,000	9,172,925
		19,744,036
Air Freight & Logistics-0.59%
FedEx Corp., 2.63%, 08/01/2022	2,866,000	2,971,204
United Parcel Service, Inc.
2.35%, 05/16/2022	3,404,000	3,493,205
2.45%, 10/01/2022	5,922,000	6,160,649
		12,625,058
Airlines-0.26%
Delta Air Lines, Inc., 3.63%, 03/15/2022	5,610,000	5,687,189
Automobiles-3.35%
American Honda Finance Corp.
1.95%, 05/20/2022	3,641,000	3,727,938
2.20%, 06/27/2022	4,411,000	4,539,255
2.60%, 11/16/2022	2,992,000	3,124,336
General Motors Financial Co., Inc.
3.45%, 01/14/2022	7,516,000	7,723,191
3.45%, 04/10/2022	7,458,000	7,689,232
3.15%, 06/30/2022	7,287,000	7,532,953
Toyota Motor Corp. (Japan), 2.16%, 07/02/2022	2,985,000	3,074,135
Toyota Motor Credit Corp.
2.60%, 01/11/2022	7,224,000	7,406,471
3.30%, 01/12/2022	6,028,000	6,223,857
1.15%, 05/26/2022	7,512,000	7,608,482
2.80%, 07/13/2022	3,089,000	3,211,730
0.45%, 07/22/2022	4,460,000	4,478,265
2.15%, 09/08/2022	5,420,000	5,598,318
		71,938,163
Banks-23.69%
Bank of America Corp.
5.70%, 01/24/2022	6,850,000	7,278,965
2.50%, 10/21/2022	11,979,000	12,211,516
Bank of Montreal (Canada)
2.35%, 09/11/2022	6,555,000	6,803,104
2.55%, 11/06/2022	5,958,000	6,213,470
Bank of Nova Scotia (The) (Canada)
2.70%, 03/07/2022	9,010,000	9,295,539
2.45%, 09/19/2022	5,931,000	6,167,572
Barclays Bank PLC (United Kingdom), 7.63%, 11/21/2022	18,050,000	19,971,059
BBVA USA, 2.88%, 06/29/2022	4,550,000	4,718,316
Canadian Imperial Bank of Commerce (Canada), 2.55%, 06/16/2022	5,935,000	6,147,086
CIT Group, Inc., 5.00%, 08/15/2022	6,894,000	7,343,420
Citigroup, Inc.
4.50%, 01/14/2022	15,030,000	15,746,393
2.75%, 04/25/2022	13,492,000	13,912,419
4.05%, 07/30/2022	5,576,000	5,905,435
2.70%, 10/27/2022	11,128,000	11,594,601
Citizens Bank N.A., 2.65%, 05/26/2022	5,002,000	5,159,023
	Principal Amount	Value
Banks-(continued)
Cooperatieve Rabobank U.A. (Netherlands)
2.75%, 01/10/2022	$6,025,000	$6,191,637
3.88%, 02/08/2022	18,015,000	18,779,737
3.95%, 11/09/2022	8,905,000	9,479,643
Deutsche Bank AG (Germany), 3.30%, 11/16/2022	6,300,000	6,566,852
Fifth Third Bancorp
3.50%, 03/15/2022	3,020,000	3,134,897
2.60%, 06/15/2022	4,222,000	4,358,557
First Republic Bank, 2.50%, 06/06/2022	4,003,000	4,125,314
HSBC Holdings PLC (United Kingdom), 4.00%, 03/30/2022	11,917,000	12,482,403
Huntington Bancshares, Inc., 2.30%, 01/14/2022	6,615,000	6,752,150
Huntington National Bank (The), 2.50%, 08/07/2022	4,052,000	4,191,863
JPMorgan Chase & Co.
4.50%, 01/24/2022	4,710,000	4,935,596
3.25%, 09/23/2022	18,008,000	18,963,248
KeyBank N.A.
2.40%, 06/09/2022	3,879,000	4,002,234
2.30%, 09/14/2022	4,500,000	4,661,535
Lloyds Banking Group PLC (United Kingdom), 3.00%, 01/11/2022	9,100,000	9,359,119
Manufacturers and Traders Trust Co., 2.50%, 05/18/2022	4,452,000	4,588,958
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.00%, 02/22/2022	6,117,000	6,313,827
2.62%, 07/18/2022	13,500,000	13,987,736
2.67%, 07/25/2022	12,012,000	12,459,592
Mizuho Financial Group, Inc. (Japan)
2.95%, 02/28/2022	9,008,000	9,303,523
2.60%, 09/11/2022	5,950,000	6,183,958
MUFG Union Bank N.A., 2.10%, 12/09/2022	4,550,000	4,702,732
People’s United Financial, Inc., 3.65%, 12/06/2022	3,014,000	3,171,312
PNC Bank N.A.
2.63%, 02/17/2022	7,500,000	7,703,708
2.45%, 07/28/2022	4,545,000	4,697,673
2.70%, 11/01/2022	5,918,000	6,169,465
PNC Financial Services Group, Inc. (The)
3.30%, 03/08/2022	6,404,000	6,628,060
2.85%, 11/09/2022(c)	3,001,000	3,143,733
Regions Financial Corp., 2.75%, 08/14/2022	6,050,000	6,279,826
Royal Bank of Canada (Canada), 2.75%, 02/01/2022	7,436,000	7,652,325
Santander Holdings USA, Inc., 3.70%, 03/28/2022	5,066,000	5,245,524
Skandinaviska Enskilda Banken AB (Sweden), 2.80%, 03/11/2022	4,051,000	4,177,842
Sumitomo Mitsui Banking Corp. (Japan), 3.20%, 07/18/2022	4,285,000	4,481,506
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.85%, 01/11/2022	4,508,000	4,633,180
2.78%, 07/12/2022	11,957,000	12,417,319
2.78%, 10/18/2022	7,474,000	7,811,532
Synchrony Bank, 3.00%, 06/15/2022	5,550,000	5,738,036
Truist Bank
2.63%, 01/15/2022	6,050,000	6,201,262
2.45%, 08/01/2022	5,959,000	6,167,532
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Banks-(continued)
Truist Financial Corp.
2.70%, 01/27/2022	$6,044,000	$6,201,829
2.75%, 04/01/2022	6,012,000	6,196,153
U.S. Bancorp
3.00%, 03/15/2022	6,032,000	6,232,515
2.95%, 07/15/2022	8,550,000	8,904,747
Series V, 2.63%, 01/24/2022	7,490,000	7,679,629
UBS AG (Switzerland), 7.63%, 08/17/2022	12,000,000	13,362,988
US Bank N.A., 1.80%, 01/21/2022	5,300,000	5,393,324
Wells Fargo & Co.
3.50%, 03/08/2022	15,013,000	15,612,027
2.63%, 07/22/2022	22,543,000	23,363,855
		509,259,931
Beverages-1.57%
Constellation Brands, Inc.
2.70%, 05/09/2022	2,832,000	2,918,502
2.65%, 11/07/2022	4,108,000	4,272,675
Diageo Investment Corp. (United Kingdom), 2.88%, 05/11/2022	5,763,000	5,975,279
Molson Coors Beverage Co., 3.50%, 05/01/2022	3,117,000	3,244,770
PepsiCo, Inc.
2.75%, 03/05/2022	7,502,000	7,770,066
2.25%, 05/02/2022	4,535,000	4,669,404
3.10%, 07/17/2022	4,745,000	4,944,243
		33,794,939
Biotechnology-2.75%
AbbVie, Inc.
2.90%, 11/06/2022	18,452,000	19,297,524
3.20%, 11/06/2022	6,041,000	6,331,614
Amgen, Inc.
2.70%, 05/01/2022	3,000,000	3,089,745
2.65%, 05/11/2022	8,973,000	9,255,651
3.63%, 05/15/2022	5,406,000	5,623,014
Biogen, Inc., 3.63%, 09/15/2022	5,977,000	6,317,517
Gilead Sciences, Inc.
1.95%, 03/01/2022	2,974,000	3,030,957
3.25%, 09/01/2022	5,982,000	6,253,061
		59,199,083
Capital Markets-6.24%
Ares Capital Corp., 3.63%, 01/19/2022	3,447,000	3,542,813
Bank of New York Mellon Corp. (The)
2.60%, 02/07/2022	7,473,000	7,669,194
1.95%, 08/23/2022	5,954,000	6,128,297
BlackRock, Inc., 3.38%, 06/01/2022	4,809,000	5,030,829
CME Group, Inc., 3.00%, 09/15/2022	4,471,000	4,686,978
Credit Suisse AG (Switzerland), 2.80%, 04/08/2022	9,050,000	9,351,208
E*TRADE Financial Corp., 2.95%, 08/24/2022	3,633,000	3,789,829
Goldman Sachs Group, Inc. (The)
5.75%, 01/24/2022	27,001,000	28,652,529
3.00%, 04/26/2022	20,090,000	20,294,685
Moody’s Corp., 4.50%, 09/01/2022	2,904,000	3,081,105
Morgan Stanley
2.75%, 05/19/2022	19,492,000	20,163,124
4.88%, 11/01/2022	12,751,000	13,787,188
	Principal Amount	Value
Capital Markets-(continued)
Northern Trust Corp., 2.38%, 08/02/2022	$3,145,000	$3,259,295
TD Ameritrade Holding Corp., 2.95%, 04/01/2022	4,545,000	4,686,536
		134,123,610
Chemicals-1.15%
Celanese US Holdings LLC, 4.63%, 11/15/2022	3,025,000	3,256,566
Eastman Chemical Co., 3.60%, 08/15/2022	4,429,000	4,624,135
Ecolab, Inc., 2.38%, 08/10/2022	2,888,000	2,991,153
Linde, Inc.
2.45%, 02/15/2022	3,563,000	3,635,535
2.20%, 08/15/2022	3,031,000	3,119,514
Mosaic Co. (The), 3.25%, 11/15/2022	3,304,000	3,454,996
Sherwin-Williams Co. (The), 2.75%, 06/01/2022	591,000	609,939
Syngenta Finance N.V. (Switzerland), 3.13%, 03/28/2022	2,996,000	3,056,376
		24,748,214
Commercial Services & Supplies-0.57%
Cintas Corp. No. 2, 2.90%, 04/01/2022	3,896,000	4,023,724
Republic Services, Inc., 3.55%, 06/01/2022	4,951,000	5,146,498
Waste Management, Inc., 2.90%, 09/15/2022	2,918,000	3,031,133
		12,201,355
Communications Equipment-0.56%
Cisco Systems, Inc., 3.00%, 06/15/2022	2,885,000	3,007,302
Nokia OYJ (Finland), 3.38%, 06/12/2022	2,627,000	2,709,908
Telefonaktiebolaget LM Ericsson (Sweden), 4.13%, 05/15/2022	6,028,000	6,272,435
		11,989,645
Consumer Finance-2.19%
Ally Financial, Inc., 4.13%, 02/13/2022	4,442,000	4,628,931
American Express Co.
2.50%, 08/01/2022	11,120,000	11,503,030
2.65%, 12/02/2022	7,677,000	8,031,988
American Express Credit Corp., 2.70%, 03/03/2022	10,521,000	10,816,454
Capital One Financial Corp., 3.05%, 03/09/2022	5,121,000	5,288,052
Capital One N.A., 2.15%, 09/06/2022	3,449,000	3,551,374
Discover Financial Services, 3.85%, 11/21/2022	2,973,000	3,168,493
		46,988,322
Diversified Consumer Services-0.15%
Block Financial LLC, 5.50%, 11/01/2022	2,994,000	3,193,673
Diversified Financial Services-0.75%
Berkshire Hathaway Finance Corp., 3.00%, 05/15/2022	4,667,000	4,858,963
Berkshire Hathaway, Inc., 3.40%, 01/31/2022	3,561,000	3,691,449
National Rural Utilities Cooperative Finance Corp., 1.75%, 01/21/2022	2,891,000	2,941,535
ORIX Corp. (Japan), 2.90%, 07/18/2022	4,403,000	4,559,680
		16,051,627

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Diversified Telecommunication Services-1.42%
AT&T, Inc.
3.00%, 06/30/2022	$12,469,000	$12,935,943
2.63%, 12/01/2022	6,709,000	6,969,265
Verizon Communications, Inc.
2.95%, 03/15/2022	4,992,000	5,160,692
2.45%, 11/01/2022	5,306,000	5,472,556
		30,538,456
Electric Utilities-2.76%
Alabama Power Co., Series 17A, 2.45%, 03/30/2022	3,325,000	3,413,470
Duke Energy Corp.
2.40%, 08/15/2022	3,012,000	3,109,004
3.05%, 08/15/2022	3,069,000	3,183,399
Duke Energy Progress LLC, 2.80%, 05/15/2022	2,876,000	2,967,753
Entergy Corp., 4.00%, 07/15/2022	3,935,000	4,139,106
Eversource Energy, Series K, 2.75%, 03/15/2022	4,404,000	4,527,812
Exelon Corp., 3.50%, 06/01/2022	6,780,000	7,069,758
Exelon Generation Co. LLC
3.40%, 03/15/2022	2,890,000	2,992,229
4.25%, 06/15/2022	3,119,000	3,269,683
FirstEnergy Corp., Series A, 2.85%, 07/15/2022	2,812,000	2,881,214
ITC Holdings Corp., 2.70%, 11/15/2022	2,989,000	3,110,355
Oncor Electric Delivery Co. LLC, 7.00%, 09/01/2022	3,184,000	3,550,238
Pacific Gas and Electric Co., 1.75%, 06/16/2022	15,029,000	15,054,737
		59,268,758
Electrical Equipment-0.87%
ABB Finance USA, Inc. (Switzerland), 2.88%, 05/08/2022	7,958,000	8,241,816
Eaton Corp., 2.75%, 11/02/2022	9,977,000	10,432,431
		18,674,247
Electronic Equipment, Instruments & Components-0.27%
Jabil, Inc., 4.70%, 09/15/2022	3,051,000	3,266,171
Tyco Electronics Group S.A. (Switzerland), 3.50%, 02/03/2022	2,515,000	2,586,297
		5,852,468
Energy Equipment & Services-0.36%
Baker Hughes, a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.77%, 12/15/2022	7,507,000	7,842,837
Entertainment-0.56%
TWDC Enterprises 18 Corp.
2.45%, 03/04/2022	2,861,000	2,934,520
2.35%, 12/01/2022	5,919,000	6,146,745
Walt Disney Co. (The), 1.65%, 09/01/2022	2,930,000	2,996,493
		12,077,758
Equity REITs-2.17%
American Tower Corp.
2.25%, 01/15/2022	3,476,000	3,547,625
4.70%, 03/15/2022	3,979,000	4,200,353
Equinix, Inc., 5.38%, 05/15/2027	7,137,000	7,779,902
Kimco Realty Corp., 3.40%, 11/01/2022	2,880,000	3,029,706
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/2027	8,331,000	8,835,733
Public Storage, 2.37%, 09/15/2022	3,028,000	3,136,671
	Principal Amount	Value
Equity REITs-(continued)
Realty Income Corp., 3.25%, 10/15/2022	$5,742,000	$6,009,741
Simon Property Group L.P.
2.35%, 01/30/2022	3,260,000	3,315,831
2.63%, 06/15/2022(b)	3,631,000	3,725,226
SL Green Operating Partnership L.P., 3.25%, 10/15/2022	2,986,000	3,075,010
		46,655,798
Food & Staples Retailing-1.09%
Costco Wholesale Corp., 2.30%, 05/18/2022	4,970,000	5,110,017
Kroger Co. (The), 3.40%, 04/15/2022	2,878,000	2,974,671
Walgreen Co., 3.10%, 09/15/2022	7,245,000	7,582,413
Walmart, Inc., 2.35%, 12/15/2022	7,545,000	7,860,333
		23,527,434
Food Products-0.93%
General Mills, Inc., 2.60%, 10/12/2022	2,978,000	3,096,313
Kraft Heinz Foods Co. (The), 3.50%, 06/06/2022	101,000	104,653
McCormick & Co., Inc., 2.70%, 08/15/2022	4,441,000	4,603,310
Mondelez International, Inc., 0.63%, 07/01/2022	6,008,000	6,032,712
Tyson Foods, Inc., 4.50%, 06/15/2022	5,910,000	6,217,919
		20,054,907
Health Care Equipment & Supplies-1.29%
Abbott Laboratories, 2.55%, 03/15/2022	4,353,000	4,481,996
Becton, Dickinson and Co., 2.89%, 06/06/2022	10,814,000	11,186,486
Boston Scientific Corp., 3.38%, 05/15/2022	2,983,000	3,112,138
DH Europe Finance II S.a.r.l., 2.05%, 11/15/2022	4,149,000	4,286,466
Zimmer Biomet Holdings, Inc., 3.15%, 04/01/2022	4,515,000	4,659,010
		27,726,096
Health Care Providers & Services-3.50%
Aetna, Inc., 2.75%, 11/15/2022	5,932,000	6,163,795
Anthem, Inc.
3.13%, 05/15/2022	5,053,000	5,254,698
2.95%, 12/01/2022	4,535,000	4,755,389
Cardinal Health, Inc., 2.62%, 06/15/2022	5,134,000	5,290,114
Cigna Corp., 3.90%, 02/15/2022	4,744,000	4,942,510
CommonSpirit Health, 2.95%, 11/01/2022	3,011,000	3,124,212
CVS Health Corp.
3.50%, 07/20/2022	9,030,000	9,441,039
2.75%, 12/01/2022	7,513,000	7,818,825
Humana, Inc., 3.15%, 12/01/2022	3,576,000	3,744,919
Laboratory Corp. of America Holdings
3.20%, 02/01/2022	2,959,000	3,054,625
3.75%, 08/23/2022	2,819,000	2,953,456
UnitedHealth Group, Inc.
2.88%, 03/15/2022	6,545,000	6,719,927
3.35%, 07/15/2022	5,959,000	6,256,714
2.38%, 10/15/2022	5,426,000	5,639,879
		75,160,102
Hotels, Restaurants & Leisure-0.67%
McDonald’s Corp., 2.63%, 01/15/2022	8,054,000	8,259,686
Starbucks Corp.
1.30%, 05/07/2022	2,969,000	3,008,427
2.70%, 06/15/2022	3,003,000	3,099,368
		14,367,481

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Household Durables-0.52%
Lennar Corp.
4.13%, 01/15/2022	$3,483,000	$3,585,313
4.75%, 11/15/2022	3,633,000	3,877,083
NVR, Inc., 3.95%, 09/15/2022	3,585,000	3,772,029
		11,234,425
Household Products-0.95%
Clorox Co. (The), 3.05%, 09/15/2022	3,552,000	3,697,843
Colgate-Palmolive Co., 2.30%, 05/03/2022	3,044,000	3,130,735
Procter & Gamble Co. (The)
2.30%, 02/06/2022	5,922,000	6,069,619
2.15%, 08/11/2022	7,326,000	7,564,477
		20,462,674
Independent Power and Renewable Electricity Producers-0.17%
AES Corp. (The), 5.13%, 09/01/2027	3,263,000	3,603,054
Industrial Conglomerates-1.58%
3M Co., 2.00%, 06/26/2022	3,498,000	3,595,048
General Electric Co.
3.15%, 09/07/2022	6,556,000	6,856,703
2.70%, 10/09/2022	5,465,000	5,679,830
Honeywell International, Inc., 0.48%, 08/19/2022	14,865,000	14,890,510
Roper Technologies, Inc., 3.13%, 11/15/2022	2,827,000	2,954,237
		33,976,328
Insurance-1.17%
American International Group, Inc., 4.88%, 06/01/2022	9,007,000	9,602,506
Aon Corp., 2.20%, 11/15/2022	2,980,000	3,085,296
Chubb INA Holdings, Inc., 2.88%, 11/03/2022	5,958,000	6,224,558
Marsh & McLennan Cos., Inc., 2.75%, 01/30/2022	3,016,000	3,094,803
MetLife, Inc., 3.05%, 12/15/2022	3,018,000	3,176,080
		25,183,243
Internet & Direct Marketing Retail-0.87%
Amazon.com, Inc., 2.50%, 11/29/2022	7,523,000	7,821,190
eBay, Inc.
3.80%, 03/09/2022	4,419,000	4,589,358
2.60%, 07/15/2022	6,011,000	6,189,402
		18,599,950
IT Services-2.53%
Fiserv, Inc., 3.50%, 10/01/2022	4,039,000	4,236,211
International Business Machines Corp.
2.50%, 01/27/2022	5,700,000	5,847,881
1.88%, 08/01/2022	5,700,000	5,853,870
2.88%, 11/09/2022	4,650,000	4,895,660
PayPal Holdings, Inc., 2.20%, 09/26/2022	6,263,000	6,472,543
VeriSign, Inc., 4.75%, 07/15/2027	3,487,000	3,737,628
Visa, Inc.
2.15%, 09/15/2022	5,752,000	5,943,020
2.80%, 12/14/2022	13,524,000	14,188,710
Western Union Co. (The), 3.60%, 03/15/2022	3,031,000	3,136,361
		54,311,884
	Principal Amount	Value
Machinery-2.64%
Caterpillar Financial Services Corp.
0.95%, 05/13/2022	$6,610,000	$6,669,703
2.85%, 06/01/2022	2,930,000	3,042,655
2.40%, 06/06/2022	3,534,000	3,647,937
1.90%, 09/06/2022	4,414,000	4,540,217
1.95%, 11/18/2022	4,482,000	4,623,578
2.55%, 11/29/2022	3,525,000	3,679,395
Caterpillar, Inc., 2.60%, 06/26/2022	2,868,000	2,955,054
CNH Industrial Capital LLC, 4.38%, 04/05/2022	2,822,000	2,959,365
Deere & Co., 2.60%, 06/08/2022	6,691,000	6,884,821
Flowserve Corp., 3.50%, 09/15/2022	2,612,000	2,724,124
John Deere Capital Corp.
2.65%, 01/06/2022	3,856,000	3,956,625
2.75%, 03/15/2022	2,860,000	2,950,301
2.15%, 09/08/2022	3,423,000	3,539,468
Stanley Black & Decker, Inc., 2.90%, 11/01/2022	4,362,000	4,574,199
		56,747,442
Media-1.89%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.46%, 07/23/2022, (Acquired 01/03/2017 - 11/27/2020; Cost $18,533,595)(d)	18,025,000	19,062,786
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/2022	6,214,000	7,319,179
Omnicom Group, Inc./Omnicom Capital, Inc., 3.63%, 05/01/2022	7,387,000	7,718,400
ViacomCBS, Inc., 3.38%, 03/01/2022	3,290,000	3,379,386
WPP Finance 2010 (United Kingdom), 3.63%, 09/07/2022	3,073,000	3,218,247
		40,697,998
Metals & Mining-0.32%
Newmont Corp., 3.50%, 03/15/2022	3,022,000	3,114,002
Nucor Corp., 4.13%, 09/15/2022	3,465,000	3,659,321
		6,773,323
Multiline Retail-0.29%
Target Corp., 2.90%, 01/15/2022	6,128,000	6,314,604
Multi-Utilities-0.84%
CenterPoint Energy, Inc., 2.50%, 09/01/2022	2,892,000	2,991,529
DTE Energy Co.
2.25%, 11/01/2022	3,096,000	3,208,178
Series H, 0.55%, 11/01/2022	4,401,000	4,410,536
Public Service Enterprise Group, Inc., 2.65%, 11/15/2022	4,367,000	4,553,006
Sempra Energy, 2.88%, 10/01/2022	2,868,000	2,968,943
		18,132,192
Oil, Gas & Consumable Fuels-7.11%
BP Capital Markets PLC (United Kingdom)
3.06%, 03/17/2022	5,986,000	6,201,707
2.50%, 11/06/2022	5,986,000	6,231,019
Cenovus Energy, Inc. (Canada), 3.00%, 08/15/2022	2,840,000	2,848,288

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Chevron Corp.
2.41%, 03/03/2022	$4,174,000	$4,273,370
2.50%, 03/03/2022	4,159,000	4,265,640
2.36%, 12/05/2022	12,008,000	12,460,709
Enbridge, Inc. (Canada), 2.90%, 07/15/2022	4,143,991	4,299,229
Energy Transfer Operating L.P., 5.20%, 02/01/2022	6,036,000	6,266,221
Energy Transfer Partners L.P./Regency Energy Finance Corp.
5.88%, 03/01/2022	5,377,000	5,634,477
5.00%, 10/01/2022	4,189,000	4,438,863
Enterprise Products Operating LLC, 4.05%, 02/15/2022	3,890,000	4,065,506
Exxon Mobil Corp.
2.40%, 03/06/2022	6,769,000	6,932,178
1.90%, 08/16/2022	4,577,000	4,711,619
Husky Energy, Inc. (Canada), 3.95%, 04/15/2022	2,886,000	2,966,696
Kinder Morgan Energy Partners L.P., 3.95%, 09/01/2022	6,020,000	6,337,491
Marathon Oil Corp., 2.80%, 11/01/2022	3,832,000	3,951,769
Newfield Exploration Co., 5.75%, 01/30/2022	3,831,000	3,968,106
ONEOK Partners L.P., 3.38%, 10/01/2022	5,192,000	5,407,749
ONEOK, Inc., 4.25%, 02/01/2022	3,326,000	3,431,303
Phillips 66, 4.30%, 04/01/2022	11,980,000	12,586,460
Plains All American Pipeline L.P./PAA Finance Corp., 3.65%, 06/01/2022	4,327,000	4,445,498
Sabine Pass Liquefaction LLC, 6.25%, 03/15/2022	5,698,000	6,017,269
Shell International Finance B.V. (Netherlands), 2.38%, 08/21/2022	6,036,000	6,259,823
Total Capital International S.A. (France), 2.88%, 02/17/2022	5,936,000	6,117,333
TransCanada PipeLines Ltd. (Canada), 2.50%, 08/01/2022	5,969,000	6,174,754
Williams Cos., Inc. (The)
3.60%, 03/15/2022	7,501,000	7,764,974
3.35%, 08/15/2022	4,506,000	4,704,354
		152,762,405
Personal Products-0.46%
Unilever Capital Corp. (United Kingdom)
3.00%, 03/07/2022	4,600,000	4,758,680
2.20%, 05/05/2022	5,100,000	5,231,100
		9,989,780
Pharmaceuticals-3.20%
AstraZeneca PLC (United Kingdom), 2.38%, 06/12/2022	6,049,000	6,224,171
Bristol-Myers Squibb Co.
2.00%, 08/01/2022	4,515,000	4,643,127
3.25%, 08/15/2022	5,143,000	5,397,323
Eli Lilly and Co., 2.35%, 05/15/2022	4,415,000	4,553,163
GlaxoSmithKline Capital PLC (United Kingdom), 2.85%, 05/08/2022	11,920,000	12,354,647
Johnson & Johnson, 2.25%, 03/03/2022	6,051,000	6,197,977
Merck & Co., Inc.
2.35%, 02/10/2022	7,502,000	7,685,893
2.40%, 09/15/2022	5,979,000	6,177,111
	Principal Amount	Value
Pharmaceuticals-(continued)
Novartis Capital Corp. (Switzerland)
2.40%, 05/17/2022	$5,985,000	$6,166,271
2.40%, 09/21/2022	9,055,000	9,387,430
		68,787,113
Professional Services-0.12%
Equifax, Inc., 3.30%, 12/15/2022	2,520,000	2,645,864
Road & Rail-0.77%
Burlington Northern Santa Fe LLC
3.05%, 03/15/2022	4,181,000	4,306,020
3.05%, 09/01/2022	3,736,000	3,891,797
Norfolk Southern Corp., 3.00%, 04/01/2022	3,526,000	3,632,407
Union Pacific Corp., 4.16%, 07/15/2022	4,446,000	4,678,755
		16,508,979
Semiconductors & Semiconductor Equipment-1.83%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.00%, 01/15/2022	6,496,000	6,662,441
Intel Corp.
2.35%, 05/11/2022	4,296,000	4,417,994
3.10%, 07/29/2022	5,636,000	5,897,811
2.70%, 12/15/2022	9,564,000	10,032,439
QUALCOMM, Inc., 3.00%, 05/20/2022	9,163,000	9,528,825
Texas Instruments, Inc., 1.85%, 05/15/2022	2,829,000	2,893,875
		39,433,385
Software-3.52%
IBM Credit LLC, 2.20%, 09/08/2022	4,401,000	4,563,888
Microsoft Corp.
2.40%, 02/06/2022	10,173,000	10,422,175
2.38%, 02/12/2022	9,015,000	9,231,249
2.65%, 11/03/2022	5,578,000	5,816,114
2.13%, 11/15/2022	4,574,000	4,751,889
Oracle Corp.
2.50%, 05/15/2022	15,376,000	15,810,018
2.50%, 10/15/2022	15,078,000	15,705,292
VMware, Inc., 2.95%, 08/21/2022	8,886,000	9,254,701
		75,555,326
Specialty Retail-0.72%
AutoZone, Inc., 3.70%, 04/15/2022	2,981,000	3,089,980
Home Depot, Inc. (The), 2.63%, 06/01/2022	7,455,000	7,706,890
Lowe’s Cos., Inc., 3.12%, 04/15/2022	4,466,000	4,612,846
		15,409,716
Technology Hardware, Storage & Peripherals-2.54%
Apple, Inc.
2.15%, 02/09/2022	7,188,000	7,352,465
2.50%, 02/09/2022	8,780,000	9,000,836
2.30%, 05/11/2022	5,714,000	5,880,620
2.70%, 05/13/2022(b)	7,687,000	7,977,281
1.70%, 09/11/2022	6,697,000	6,873,905
2.10%, 09/12/2022	5,694,000	5,874,907
Hewlett Packard Enterprise Co., 4.40%, 10/15/2022	8,086,000	8,616,244
HP, Inc., 4.05%, 09/15/2022	2,922,000	3,102,617
		54,678,875
Textiles, Apparel & Luxury Goods-0.42%
Ralph Lauren Corp., 1.70%, 06/15/2022	2,961,000	3,021,040
VF Corp., 2.05%, 04/23/2022	5,901,000	6,033,293
		9,054,333

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Tobacco-1.34%
Altria Group, Inc., 2.85%, 08/09/2022	$11,472,000	$11,941,402
Philip Morris International, Inc.
2.63%, 02/18/2022	3,022,000	3,103,844
2.38%, 08/17/2022	4,507,000	4,657,065
2.50%, 08/22/2022	4,310,000	4,478,927
2.50%, 11/02/2022	4,370,000	4,548,807
		28,730,045
Trading Companies & Distributors-1.19%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.95%, 02/01/2022	6,050,000	6,210,490
3.50%, 05/26/2022	3,290,000	3,384,371
4.63%, 07/01/2022	4,051,000	4,251,675
Air Lease Corp.
3.75%, 02/01/2022	3,461,000	3,558,383
2.63%, 07/01/2022	3,439,000	3,523,188
International Lease Finance Corp., 5.88%, 08/15/2022	4,281,000	4,611,151
		25,539,258
Wireless Telecommunication Services-0.17%
Vodafone Group PLC (United Kingdom), 2.50%, 09/26/2022	3,460,000	3,590,315
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,052,426,859)		2,102,013,698
	Shares	Value
Money Market Funds-1.31%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(e)(f) (Cost $28,213,873)	28,213,873	$28,213,873
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.10% (Cost $2,080,640,732)		2,130,227,571
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.14%
Invesco Private Government Fund, 0.02%(e)(f)(g)	1,150,596	1,150,596
Invesco Private Prime Fund, 0.12%(e)(f)(g)	1,725,377	1,725,895
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,876,491)		2,876,491
TOTAL INVESTMENTS IN SECURITIES-99.24% (Cost $2,083,517,223)		2,133,104,062
OTHER ASSETS LESS LIABILITIES-0.76%		16,330,541
NET ASSETS-100.00%		$2,149,434,603

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2020.
(c)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(d)	Restricted security. The value of this security at period end represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$103,427,738	$(75,213,865)	$-	$-	$28,213,873	$636
Invesco Premier U.S. Government Money Portfolio, Institutional Class	36,116,520	35,006,355	(71,122,875)	-	-	-	246
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,751,447	5,912,934	(7,513,785)	-	-	1,150,596	199*
Invesco Private Prime Fund	917,158	7,405,552	(6,596,888)	-	73	1,725,895	467*
Total	$39,785,125	$151,752,579	$(160,447,413)	$-	$73	$31,090,364	$1,548

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)—(continued)
November 30, 2020
(Unaudited)
(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2023 Corporate Bond ETF (BSCN)
November 30, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.90%
Aerospace & Defense-1.99%
Boeing Co. (The), 4.51%, 05/01/2023	$11,718,000	$12,540,885
General Dynamics Corp.
3.38%, 05/15/2023	2,978,000	3,199,237
1.88%, 08/15/2023	2,102,000	2,186,005
Lockheed Martin Corp., 3.10%, 01/15/2023	1,976,000	2,082,114
Northrop Grumman Corp., 3.25%, 08/01/2023(b)	4,156,000	4,486,630
Precision Castparts Corp., 2.50%, 01/15/2023	4,023,000	4,182,316
Raytheon Technologies Corp., 3.65%, 08/16/2023	268,000	289,227
		28,966,414
Air Freight & Logistics-0.28%
United Parcel Service, Inc., 2.50%, 04/01/2023	3,954,000	4,148,865
Airlines-0.50%
Delta Air Lines, Inc., 3.80%, 04/19/2023	1,916,000	1,941,338
Southwest Airlines Co., 4.75%, 05/04/2023	4,897,000	5,314,120
		7,255,458
Automobiles-6.13%
American Honda Finance Corp.
2.05%, 01/10/2023	3,295,000	3,408,840
1.95%, 05/10/2023	3,298,000	3,422,538
0.88%, 07/07/2023	4,831,000	4,888,881
3.45%, 07/14/2023	1,934,000	2,086,679
0.65%, 09/08/2023	3,000,000	3,025,527
Fiat Chrysler Automobiles N.V. (United Kingdom), 5.25%, 04/15/2023(b)	5,850,000	6,281,437
General Motors Co.
4.88%, 10/02/2023	5,862,000	6,484,889
5.40%, 10/02/2023	3,923,000	4,399,160
General Motors Financial Co., Inc.
3.25%, 01/05/2023	3,306,000	3,457,157
5.20%, 03/20/2023	5,854,000	6,422,220
3.70%, 05/09/2023	4,546,000	4,815,476
4.25%, 05/15/2023	3,279,000	3,535,001
4.15%, 06/19/2023	3,903,000	4,202,108
1.70%, 08/18/2023	5,000,000	5,111,781
Toyota Motor Corp. (Japan), 3.42%, 07/20/2023	2,971,000	3,204,100
Toyota Motor Credit Corp.
2.63%, 01/10/2023	2,770,000	2,899,522
2.70%, 01/11/2023	2,424,000	2,544,169
2.90%, 03/30/2023	7,016,000	7,424,007
0.50%, 08/14/2023	5,613,000	5,631,055
1.35%, 08/25/2023	4,011,000	4,114,368
2.25%, 10/18/2023	1,967,000	2,070,071
		89,428,986
Banks-19.11%
Banco Santander S.A. (Spain), 3.85%, 04/12/2023	4,800,000	5,150,098
Bank of America Corp.
3.30%, 01/11/2023	16,890,000	17,916,305
4.10%, 07/24/2023	7,859,000	8,611,382
Canadian Imperial Bank of Commerce (Canada), 3.50%, 09/13/2023	3,950,000	4,303,261
Capital One Bank USA N.A., 3.38%, 02/15/2023	5,700,000	6,040,253
	Principal Amount	Value
Banks-(continued)
CIT Group, Inc., 5.00%, 08/01/2023	$2,961,000	$3,218,237
Citigroup, Inc.
3.50%, 05/15/2023	4,909,000	5,257,100
3.88%, 10/25/2023	3,854,000	4,239,004
Citizens Bank N.A., 3.70%, 03/29/2023	1,852,000	1,985,546
Comerica, Inc., 3.70%, 07/31/2023	3,357,000	3,633,441
Cooperatieve Rabobank U.A. (Netherlands)
2.75%, 01/10/2023	4,400,000	4,627,802
4.63%, 12/01/2023	6,900,000	7,685,459
Fifth Third Bancorp, 1.63%, 05/05/2023	2,011,000	2,067,320
Fifth Third Bank, 1.80%, 01/30/2023	2,500,000	2,574,544
HSBC Holdings PLC (United Kingdom), 3.60%, 05/25/2023	7,910,000	8,502,187
Huntington National Bank (The)
1.80%, 02/03/2023	2,502,000	2,577,203
3.55%, 10/06/2023	2,850,000	3,094,694
JPMorgan Chase & Co.
2.97%, 01/15/2023	5,990,000	6,165,428
3.20%, 01/25/2023	10,907,000	11,563,234
3.38%, 05/01/2023	7,963,000	8,513,944
2.70%, 05/18/2023	7,955,000	8,378,058
KeyBank N.A.
3.38%, 03/07/2023	2,250,000	2,403,595
1.25%, 03/10/2023	2,450,000	2,500,825
M&T Bank Corp., 3.55%, 07/26/2023	1,982,000	2,146,109
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.46%, 03/02/2023	5,952,000	6,345,030
3.76%, 07/26/2023	8,605,000	9,332,344
2.53%, 09/13/2023	2,002,000	2,111,367
Mizuho Financial Group, Inc. (Japan), 3.55%, 03/05/2023	3,400,000	3,630,167
Natwest Group PLC (United Kingdom)
6.10%, 06/10/2023	250,000	279,308
3.88%, 09/12/2023	10,600,000	11,492,349
6.00%, 12/19/2023	7,926,000	8,998,729
PNC Bank N.A.
2.95%, 01/30/2023	2,850,000	2,994,700
3.50%, 06/08/2023	3,000,000	3,221,271
3.80%, 07/25/2023	3,000,000	3,255,273
Regions Financial Corp., 3.80%, 08/14/2023	3,925,000	4,273,382
Royal Bank of Canada (Canada), 0.50%, 10/26/2023(b)	1,000,000	1,003,960
Santander Holdings USA, Inc., 3.40%, 01/18/2023	3,947,000	4,149,932
Sumitomo Mitsui Banking Corp. (Japan)
3.00%, 01/18/2023	1,785,000	1,881,136
3.95%, 07/19/2023	2,850,000	3,107,117
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.10%, 01/17/2023	5,931,000	6,264,887
3.75%, 07/19/2023	2,963,000	3,212,982
Toronto-Dominion Bank (The) (Canada), 3.50%, 07/19/2023	6,334,000	6,858,452
Truist Bank
3.00%, 02/02/2023	1,927,000	2,031,099
1.25%, 03/09/2023	4,800,000	4,894,497
2.75%, 05/01/2023	2,401,000	2,534,594
U.S. Bank N.A.
1.95%, 01/09/2023	3,100,000	3,204,898
2.85%, 01/23/2023	3,100,000	3,262,912
3.40%, 07/24/2023	5,000,000	5,398,392
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Banks-(continued)
Wells Fargo & Co.
3.07%, 01/24/2023	$14,934,000	$15,366,489
4.13%, 08/15/2023	5,941,000	6,492,262
Series M, 3.45%, 02/13/2023	7,961,000	8,451,830
Wells Fargo Bank N.A., 3.55%, 08/14/2023	10,600,000	11,477,638
		278,682,026
Beverages-3.32%
Anheuser-Busch InBev Finance, Inc. (Belgium), 3.30%, 02/01/2023	9,671,000	10,214,682
Coca-Cola Co. (The)
2.50%, 04/01/2023	2,962,000	3,121,350
3.20%, 11/01/2023	5,986,000	6,506,270
Constellation Brands, Inc.
3.20%, 02/15/2023	2,373,000	2,507,565
4.25%, 05/01/2023	4,047,000	4,405,612
Diageo Capital PLC (United Kingdom)
2.63%, 04/29/2023	5,001,000	5,241,611
3.50%, 09/18/2023	1,901,000	2,057,517
Keurig Dr Pepper, Inc., 3.13%, 12/15/2023	2,352,000	2,526,515
PepsiCo, Inc.
2.75%, 03/01/2023	4,689,000	4,956,937
0.75%, 05/01/2023	3,952,000	3,999,187
0.40%, 10/07/2023	2,920,000	2,931,304
		48,468,550
Biotechnology-1.42%
AbbVie, Inc., 2.85%, 05/14/2023	3,951,000	4,151,640
Amgen, Inc., 2.25%, 08/19/2023	2,969,000	3,114,129
Gilead Sciences, Inc., 2.50%, 09/01/2023	2,967,000	3,125,796
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/2023	9,763,000	10,362,299
		20,753,864
Capital Markets-6.70%
Ameriprise Financial, Inc., 4.00%, 10/15/2023	2,984,000	3,290,848
Ares Capital Corp., 3.50%, 02/10/2023	2,964,000	3,094,046
Bank of New York Mellon Corp. (The)
1.85%, 01/27/2023	2,969,000	3,063,220
2.95%, 01/29/2023	3,953,000	4,167,264
3.50%, 04/28/2023	2,962,000	3,186,386
3.45%, 08/11/2023	2,966,000	3,210,614
2.20%, 08/16/2023	4,985,000	5,217,005
0.35%, 12/07/2023	3,000,000	2,996,790
Charles Schwab Corp. (The), 2.65%, 01/25/2023	3,157,000	3,311,357
Credit Suisse AG (Switzerland), 1.00%, 05/05/2023	7,800,000	7,909,227
Goldman Sachs Group, Inc. (The)
3.63%, 01/22/2023	8,935,000	9,528,485
3.20%, 02/23/2023	6,990,000	7,403,087
Jefferies Group LLC, 5.13%, 01/20/2023	2,896,000	3,163,260
Morgan Stanley
3.13%, 01/23/2023	9,922,000	10,482,772
3.75%, 02/25/2023	9,970,000	10,691,092
4.10%, 05/22/2023	7,954,000	8,615,794
State Street Corp.
3.10%, 05/15/2023	3,899,000	4,152,406
3.70%, 11/20/2023	3,814,000	4,198,822
		97,682,475
	Principal Amount	Value
Chemicals-1.34%
DuPont de Nemours, Inc., 2.17%, 05/01/2023	$8,113,000	$8,251,015
Linde, Inc., 2.70%, 02/21/2023	1,956,000	2,044,414
LYB International Finance B.V., 4.00%, 07/15/2023	3,008,000	3,265,785
Mosaic Co. (The), 4.25%, 11/15/2023	3,538,000	3,858,339
Nutrien Ltd. (Canada), 1.90%, 05/13/2023	2,015,000	2,082,444
		19,501,997
Commercial Services & Supplies-0.29%
Republic Services, Inc., 4.75%, 05/15/2023	2,034,000	2,227,163
Waste Management, Inc., 2.40%, 05/15/2023	1,974,000	2,065,589
		4,292,752
Communications Equipment-0.36%
Cisco Systems, Inc.
2.60%, 02/28/2023	2,037,000	2,144,071
2.20%, 09/20/2023	2,963,000	3,106,442
		5,250,513
Consumer Finance-2.02%
Ally Financial, Inc.
3.05%, 06/05/2023	3,112,000	3,283,537
1.45%, 10/02/2023	3,000,000	3,060,473
American Express Co., 3.40%, 02/27/2023	6,385,000	6,796,753
Capital One Financial Corp.
3.20%, 01/30/2023	4,941,000	5,227,771
2.60%, 05/11/2023	3,911,000	4,096,903
3.50%, 06/15/2023	3,351,000	3,596,575
Discover Bank, 3.35%, 02/06/2023	3,200,000	3,386,367
		29,448,379
Containers & Packaging-0.21%
Packaging Corp. of America, 4.50%, 11/01/2023	2,752,000	3,037,422
Diversified Financial Services-0.93%
Berkshire Hathaway, Inc.
3.00%, 02/11/2023	1,958,000	2,066,552
2.75%, 03/15/2023	8,019,000	8,432,886
Jefferies Financial Group, Inc., 5.50%, 10/18/2023	2,776,000	3,063,114
		13,562,552
Diversified Telecommunication Services-1.25%
Telefonica Emisiones S.A.U. (Spain), 4.57%, 04/27/2023	3,451,000	3,778,409
Verizon Communications, Inc., 5.15%, 09/15/2023	12,900,000	14,514,117
		18,292,526
Electric Utilities-2.19%
Duke Energy Carolinas LLC
2.50%, 03/15/2023	1,852,000	1,940,101
3.05%, 03/15/2023	2,418,000	2,561,475
FirstEnergy Corp., Series B, 4.25%, 03/15/2023	3,379,000	3,571,816
Florida Power & Light Co., 2.75%, 06/01/2023	1,843,000	1,935,594
Georgia Power Co., Series A, 2.10%, 07/30/2023	2,764,000	2,888,538
NextEra Energy Capital Holdings, Inc., 2.80%, 01/15/2023	1,839,000	1,932,438

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
Pacific Gas and Electric Co., 4.25%, 08/01/2023	$2,000,000	$2,137,895
PPL Capital Funding, Inc., 3.40%, 06/01/2023	2,224,000	2,368,802
Southern California Edison Co., Series C, 3.50%, 10/01/2023	2,518,000	2,711,897
Southern Co. (The), 2.95%, 07/01/2023	4,669,000	4,943,643
Virginia Electric & Power Co., Series C, 2.75%, 03/15/2023	2,768,000	2,903,813
Xcel Energy, Inc., 0.50%, 10/15/2023	2,000,000	2,004,214
		31,900,226
Electrical Equipment-0.14%
Emerson Electric Co., 2.63%, 02/15/2023	2,016,000	2,105,406
Energy Equipment & Services-0.61%
Halliburton Co., 3.50%, 08/01/2023	2,304,000	2,448,439
Schlumberger Investment S.A., 3.65%, 12/01/2023	5,965,000	6,427,508
		8,875,947
Entertainment-0.21%
RELX Capital, Inc. (United Kingdom), 3.50%, 03/16/2023	2,835,000	3,023,129
Equity REITs-3.21%
American Tower Corp.
3.50%, 01/31/2023	3,706,000	3,945,567
3.00%, 06/15/2023	2,596,000	2,760,735
Boston Properties L.P.
3.85%, 02/01/2023	3,905,000	4,156,563
3.13%, 09/01/2023	2,063,000	2,190,276
Brixmor Operating Partnership L.P., 3.25%, 09/15/2023	1,960,000	2,055,849
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/2023	3,770,000	4,048,649
Crown Castle International Corp.
5.25%, 01/15/2023	6,529,000	7,164,424
3.15%, 07/15/2023	2,980,000	3,175,946
ERP Operating L.P., 3.00%, 04/15/2023	1,929,000	2,031,370
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 11/01/2023	1,952,000	2,109,673
Omega Healthcare Investors, Inc., 4.38%, 08/01/2023	2,791,000	3,009,445
Realty Income Corp., 4.65%, 08/01/2023	2,988,000	3,295,056
Simon Property Group L.P.
2.75%, 02/01/2023	1,954,000	2,038,546
2.75%, 06/01/2023	2,386,000	2,512,014
Weyerhaeuser Co., 4.63%, 09/15/2023	2,048,000	2,269,181
		46,763,294
Food & Staples Retailing-1.46%
Kroger Co. (The), 3.85%, 08/01/2023	2,224,000	2,405,600
Walmart, Inc.
2.55%, 04/11/2023	6,923,000	7,253,051
3.40%, 06/26/2023	10,823,000	11,649,581
		21,308,232
Food Products-1.50%
Campbell Soup Co., 3.65%, 03/15/2023	3,437,000	3,675,983
Conagra Brands, Inc., 3.20%, 01/25/2023	3,102,000	3,259,789
General Mills, Inc., 3.70%, 10/17/2023	3,152,000	3,439,620
Hershey Co. (The), 3.38%, 05/15/2023	1,991,000	2,136,375
Kellogg Co., 2.65%, 12/01/2023	2,044,000	2,169,318
	Principal Amount	Value
Food Products-(continued)
Kraft Heinz Foods Co. (The), 4.00%, 06/15/2023	$2,227,000	$2,387,728
Mondelez International, Inc.
2.13%, 04/13/2023	1,852,000	1,922,675
3.63%, 05/07/2023	2,712,000	2,903,083
		21,894,571
Gas Utilities-0.13%
National Fuel Gas Co., 3.75%, 03/01/2023	1,756,000	1,838,756
Health Care Equipment & Supplies-0.30%
Abbott Laboratories, 3.40%, 11/30/2023	4,081,000	4,429,705
Health Care Providers & Services-3.93%
Aetna, Inc., 2.80%, 06/15/2023	5,024,000	5,285,771
Anthem, Inc., 3.30%, 01/15/2023	3,952,000	4,187,283
Cardinal Health, Inc., 3.20%, 03/15/2023	1,933,000	2,049,757
Cigna Corp.
3.00%, 07/15/2023	3,157,000	3,349,518
3.75%, 07/15/2023	8,511,000	9,217,676
CVS Health Corp.
3.70%, 03/09/2023	15,247,000	16,317,950
4.00%, 12/05/2023(b)	2,632,000	2,885,194
HCA, Inc., 4.75%, 05/01/2023	4,629,000	5,059,920
UnitedHealth Group, Inc.
2.75%, 02/15/2023	2,517,000	2,638,859
2.88%, 03/15/2023	2,980,000	3,152,185
3.50%, 06/15/2023	2,981,000	3,220,715
		57,364,828
Hotels, Restaurants & Leisure-0.81%
McDonald’s Corp., 3.35%, 04/01/2023	4,211,000	4,489,639
Starbucks Corp.
3.10%, 03/01/2023	3,903,000	4,132,968
3.85%, 10/01/2023	2,970,000	3,226,453
		11,849,060
Household Durables-0.17%
Mohawk Industries, Inc., 3.85%, 02/01/2023	2,286,000	2,429,114
Household Products-0.42%
Colgate-Palmolive Co., 1.95%, 02/01/2023	1,766,000	1,835,479
Procter & Gamble Co. (The), 3.10%, 08/15/2023	3,931,000	4,235,013
		6,070,492
Industrial Conglomerates-0.91%
3M Co.
1.75%, 02/14/2023	2,002,000	2,065,979
2.25%, 03/15/2023	2,633,000	2,747,755
General Electric Co., 3.10%, 01/09/2023	5,287,000	5,565,021
Roper Technologies, Inc., 3.65%, 09/15/2023	2,695,000	2,924,708
		13,303,463
Insurance-0.94%
Aflac, Inc., 3.63%, 06/15/2023	2,700,000	2,925,310
Allstate Corp. (The), 3.15%, 06/15/2023	2,000,000	2,142,620
Lincoln National Corp., 4.00%, 09/01/2023	1,945,000	2,130,009
Loews Corp., 2.63%, 05/15/2023	1,988,000	2,082,881
MetLife, Inc., Series D, 4.37%, 09/15/2023	3,952,000	4,379,783
		13,660,603

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Internet & Direct Marketing Retail-1.13%
Amazon.com, Inc.
2.40%, 02/22/2023	$3,955,000	$4,132,899
0.40%, 06/03/2023	3,958,000	3,975,054
Booking Holdings, Inc., 2.75%, 03/15/2023	2,020,000	2,122,800
eBay, Inc., 2.75%, 01/30/2023	2,950,000	3,084,093
QVC, Inc., 4.38%, 03/15/2023	3,031,000	3,182,550
		16,497,396
IT Services-1.37%
DXC Technology Co., 4.00%, 04/15/2023	2,030,000	2,162,932
Fidelity National Information Services, Inc., 3.50%, 04/15/2023	2,678,000	2,846,367
Global Payments, Inc.
3.75%, 06/01/2023	2,073,000	2,223,188
4.00%, 06/01/2023	2,041,000	2,210,067
International Business Machines Corp., 3.38%, 08/01/2023	6,010,000	6,510,719
PayPal Holdings, Inc., 1.35%, 06/01/2023	4,003,000	4,104,878
		20,058,151
Life Sciences Tools & Services-0.46%
Agilent Technologies, Inc., 3.88%, 07/15/2023	2,370,000	2,563,986
Thermo Fisher Scientific, Inc., 3.00%, 04/15/2023	3,959,000	4,183,554
		6,747,540
Machinery-2.40%
Caterpillar Financial Services Corp.
3.45%, 05/15/2023	2,007,000	2,156,965
0.65%, 07/07/2023	4,009,000	4,038,451
0.45%, 09/14/2023	3,957,000	3,969,267
3.75%, 11/24/2023	1,979,000	2,173,667
CNH Industrial Capital LLC, 1.95%, 07/02/2023	2,405,000	2,460,776
CNH Industrial N.V. (United Kingdom), 4.50%, 08/15/2023	2,376,000	2,589,282
Cummins, Inc., 3.65%, 10/01/2023	2,016,000	2,185,942
John Deere Capital Corp.
2.70%, 01/06/2023	1,957,000	2,052,326
2.80%, 01/27/2023	1,978,000	2,083,470
2.80%, 03/06/2023	3,957,000	4,184,930
1.20%, 04/06/2023	1,977,000	2,020,497
0.40%, 10/10/2023	2,000,000	2,005,604
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/2023	2,833,000	3,098,457
		35,019,634
Media-1.13%
Discovery Communications LLC, 2.95%, 03/20/2023	4,504,000	4,751,797
Interpublic Group of Cos., Inc. (The), 3.75%, 02/15/2023	1,883,000	2,010,918
Time Warner Entertainment Co. L.P., 8.38%, 03/15/2023	4,009,000	4,728,187
ViacomCBS, Inc., 4.25%, 09/01/2023	4,600,000	5,017,394
		16,508,296
Metals & Mining-0.29%
Nucor Corp., 4.00%, 08/01/2023	1,975,000	2,135,979
Reliance Steel & Aluminum Co., 4.50%, 04/15/2023	1,908,000	2,055,583
		4,191,562
	Principal Amount	Value
Multiline Retail-0.55%
Dollar General Corp., 3.25%, 04/15/2023	$3,632,000	$3,846,871
Dollar Tree, Inc., 3.70%, 05/15/2023	3,953,000	4,240,154
		8,087,025
Multi-Utilities-1.34%
Black Hills Corp., 4.25%, 11/30/2023	2,064,000	2,259,610
Delmarva Power & Light Co., 3.50%, 11/15/2023	1,952,000	2,118,247
DTE Energy Co., Series D, 3.70%, 08/01/2023	2,374,000	2,568,798
PSEG Power LLC, 3.85%, 06/01/2023	2,592,000	2,800,146
Public Service Electric & Gas Co., 2.38%, 05/15/2023	2,427,000	2,533,458
Sempra Energy
2.90%, 02/01/2023	1,975,000	2,072,044
4.05%, 12/01/2023	2,001,000	2,190,842
WEC Energy Group, Inc., 0.55%, 09/15/2023	3,000,000	3,009,212
		19,552,357
Oil, Gas & Consumable Fuels-9.70%
BP Capital Markets America, Inc., 2.94%, 04/06/2023	2,984,000	3,158,434
BP Capital Markets PLC (United Kingdom), 3.99%, 09/26/2023	2,945,000	3,234,371
Canadian Natural Resources Ltd. (Canada), 2.95%, 01/15/2023	3,983,000	4,155,262
Chevron Corp.
1.14%, 05/11/2023	4,853,000	4,952,367
2.57%, 05/16/2023	2,977,000	3,132,339
3.19%, 06/24/2023	8,943,000	9,543,981
Chevron USA, Inc., 0.43%, 08/11/2023	2,005,000	2,011,584
Continental Resources, Inc., 4.50%, 04/15/2023	5,606,000	5,756,409
Enbridge, Inc. (Canada), 4.00%, 10/01/2023	3,564,000	3,865,184
Energy Transfer Operating L.P.
3.60%, 02/01/2023	3,073,000	3,192,707
4.20%, 09/15/2023	1,975,000	2,105,212
Energy Transfer Partners L.P./Regency Energy Finance Corp., 4.50%, 11/01/2023	2,304,000	2,486,582
Enterprise Products Operating LLC, 3.35%, 03/15/2023	5,039,000	5,336,910
EOG Resources, Inc., 2.63%, 03/15/2023	4,919,000	5,144,046
Exxon Mobil Corp.
2.73%, 03/01/2023	4,915,000	5,156,348
1.57%, 04/15/2023	10,971,000	11,289,459
Kinder Morgan Energy Partners L.P.
3.45%, 02/15/2023	2,437,000	2,566,525
3.50%, 09/01/2023	2,311,000	2,469,601
Kinder Morgan, Inc., 3.15%, 01/15/2023	4,012,000	4,213,821
Marathon Petroleum Corp., 4.50%, 05/01/2023	4,841,000	5,234,957
MPLX L.P.
3.38%, 03/15/2023	1,974,000	2,085,976
4.50%, 07/15/2023	3,869,000	4,196,499
ONEOK, Inc., 7.50%, 09/01/2023	1,903,000	2,191,965
Phillips 66, 3.70%, 04/06/2023	1,851,000	1,981,767
Plains All American Pipeline L.P./PAA Finance Corp., 3.85%, 10/15/2023	3,199,000	3,377,144
Sabine Pass Liquefaction LLC, 5.63%, 04/15/2023	5,850,000	6,412,273

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Shell International Finance B.V. (Netherlands)
2.25%, 01/06/2023	$4,009,000	$4,167,919
3.40%, 08/12/2023	3,954,000	4,282,403
0.38%, 09/15/2023	3,000,000	3,007,706
Total Capital Canada Ltd. (France), 2.75%, 07/15/2023	4,006,000	4,259,828
Total Capital International S.A. (France), 2.70%, 01/25/2023	4,010,000	4,217,018
TransCanada PipeLines Ltd. (Canada), 3.75%, 10/16/2023	2,414,000	2,614,187
Valero Energy Corp., 2.70%, 04/15/2023	3,354,000	3,488,746
Williams Cos., Inc. (The)
3.70%, 01/15/2023	3,338,000	3,528,242
4.50%, 11/15/2023	2,357,000	2,606,193
		141,423,965
Personal Products-0.30%
Unilever Capital Corp. (United Kingdom)
3.13%, 03/22/2023	2,201,000	2,337,921
0.38%, 09/14/2023	2,000,000	2,005,079
		4,343,000
Pharmaceuticals-4.29%
AstraZeneca PLC (United Kingdom), 3.50%, 08/17/2023	3,402,000	3,673,752
Bristol-Myers Squibb Co.
4.00%, 08/15/2023	2,472,000	2,721,452
3.25%, 11/01/2023	1,866,000	2,021,487
GlaxoSmithKline Capital PLC (United Kingdom), 0.53%, 10/01/2023	4,950,000	4,970,556
GlaxoSmithKline Capital, Inc. (United Kingdom)
2.80%, 03/18/2023	4,970,000	5,244,557
3.38%, 05/15/2023	4,637,000	4,981,501
Johnson & Johnson
2.05%, 03/01/2023	1,858,000	1,924,284
3.38%, 12/05/2023	3,159,000	3,453,025
Merck & Co., Inc., 2.80%, 05/18/2023	6,491,000	6,892,193
Mylan, Inc., 4.20%, 11/29/2023	1,974,000	2,159,749
Pfizer, Inc.
3.00%, 06/15/2023	3,935,000	4,202,722
3.20%, 09/15/2023	3,956,000	4,271,091
Sanofi (France), 3.38%, 06/19/2023	3,958,000	4,258,533
Takeda Pharmaceutical Co. Ltd. (Japan), 4.40%, 11/26/2023	5,910,000	6,563,047
Zoetis, Inc., 3.25%, 02/01/2023	5,009,000	5,281,215
		62,619,164
Professional Services-0.17%
Thomson Reuters Corp. (Canada), 4.30%, 11/23/2023	2,210,000	2,430,368
Road & Rail-0.95%
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	2,771,000	2,919,031
3.85%, 09/01/2023	3,165,000	3,440,992
CSX Corp., 3.70%, 11/01/2023	1,973,000	2,151,603
Norfolk Southern Corp., 2.90%, 02/15/2023	2,420,000	2,539,565
Union Pacific Corp., 3.50%, 06/08/2023	2,569,000	2,754,532
		13,805,723
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-1.59%
Analog Devices, Inc.
2.88%, 06/01/2023	$1,956,000	$2,060,007
3.13%, 12/05/2023	2,039,000	2,193,534
Broadcom Corp./Broadcom Cayman Finance Ltd., 2.65%, 01/15/2023	3,950,000	4,117,026
Maxim Integrated Products, Inc., 3.38%, 03/15/2023	1,937,000	2,044,568
Micron Technology, Inc., 2.50%, 04/24/2023	4,934,000	5,152,051
QUALCOMM, Inc., 2.60%, 01/30/2023	5,343,000	5,595,897
Texas Instruments, Inc., 2.25%, 05/01/2023	1,885,000	1,969,381
		23,132,464
Software-3.31%
Adobe, Inc., 1.70%, 02/01/2023	1,957,000	2,019,441
IBM Credit LLC, 3.00%, 02/06/2023	3,000,000	3,182,760
Intuit, Inc., 0.65%, 07/15/2023	1,975,000	1,987,871
Microsoft Corp.
2.38%, 05/01/2023	3,950,000	4,137,438
2.00%, 08/08/2023	5,935,000	6,198,968
3.63%, 12/15/2023	5,928,000	6,490,055
Oracle Corp.
2.63%, 02/15/2023	5,007,000	5,244,636
3.63%, 07/15/2023	4,016,000	4,363,860
2.40%, 09/15/2023	9,820,000	10,335,011
salesforce.com, inc., 3.25%, 04/11/2023	4,003,000	4,270,744
		48,230,784
Specialty Retail-0.72%
AutoZone, Inc., 3.13%, 07/15/2023	1,965,000	2,083,806
Home Depot, Inc. (The), 2.70%, 04/01/2023	3,927,000	4,122,771
Lowe’s Cos., Inc., 3.88%, 09/15/2023	2,001,000	2,180,894
TJX Cos., Inc. (The), 2.50%, 05/15/2023	2,005,000	2,097,515
		10,484,986
Technology Hardware, Storage & Peripherals-3.55%
Apple, Inc.
2.40%, 01/13/2023	2,945,000	3,072,970
2.85%, 02/23/2023	5,993,000	6,308,079
2.40%, 05/03/2023	21,706,000	22,794,939
0.75%, 05/11/2023	7,712,000	7,809,539
Hewlett Packard Enterprise Co.
2.25%, 04/01/2023	3,932,000	4,074,765
4.45%, 10/02/2023	4,956,000	5,458,441
Seagate HDD Cayman, 4.75%, 06/01/2023	2,125,000	2,305,712
		51,824,445
Textiles, Apparel & Luxury Goods-0.14%
NIKE, Inc., 2.25%, 05/01/2023	1,897,000	1,979,801
Tobacco-0.85%
Philip Morris International, Inc.
2.63%, 03/06/2023	2,394,000	2,521,173
1.13%, 05/01/2023	3,012,000	3,070,559
2.13%, 05/10/2023	2,126,000	2,209,641
3.60%, 11/15/2023	2,003,000	2,194,054
Reynolds American, Inc. (United Kingdom), 4.85%, 09/15/2023	2,172,000	2,433,420
		12,428,847

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Trading Companies & Distributors-1.24%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.30%, 01/23/2023	$4,452,000	$4,598,133
4.13%, 07/03/2023	4,151,000	4,398,322
4.50%, 09/15/2023	1,751,000	1,876,104
Air Lease Corp.
2.75%, 01/15/2023	2,229,000	2,299,331
3.88%, 07/03/2023	1,976,000	2,094,234
3.00%, 09/15/2023	2,776,000	2,880,990
		18,147,114
Wireless Telecommunication Services-0.64%
Rogers Communications, Inc. (Canada)
3.00%, 03/15/2023	1,858,000	1,953,777
4.10%, 10/01/2023	3,367,000	3,681,394
Vodafone Group PLC (United Kingdom), 2.95%, 02/19/2023	3,554,000	3,746,684
		9,381,855
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,386,634,281)		1,442,484,082
	Shares
Money Market Funds-0.57%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(c)(d) (Cost $8,237,996)	8,237,996	8,237,996
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.47% (Cost $1,394,872,277)		1,450,722,078
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.13%
Invesco Private Government Fund, 0.02%(c)(d)(e)	745,560	$745,560
Invesco Private Prime Fund, 0.12%(c)(d)(e)	1,118,004	1,118,340
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,863,900)		1,863,900
TOTAL INVESTMENTS IN SECURITIES-99.60% (Cost $1,396,736,177)		1,452,585,978
OTHER ASSETS LESS LIABILITIES-0.40%		5,872,377
NET ASSETS-100.00%		$1,458,458,355

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2020.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$38,736,730	$(30,498,734)	$-	$-	$8,237,996	$168
Invesco Premier U.S. Government Money Portfolio, Institutional Class	3,985,444	17,208,908	(21,194,352)	-	-	-	67
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)—(continued)
November 30, 2020
(Unaudited)
	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$653,734	$12,086,461	$(11,994,635)	$-	$-	$745,560	$254*
Invesco Private Prime Fund	217,916	7,194,323	(6,294,095)	-	196	1,118,340	561*
Total	$4,857,094	$75,226,422	$(69,981,816)	$-	$196	$10,101,896	$1,050

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2024 Corporate Bond ETF (BSCO)
November 30, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.96%
Aerospace & Defense-0.92%
Boeing Co. (The), 1.95%, 02/01/2024	$2,750,000	$2,775,851
General Dynamics Corp., 2.38%, 11/15/2024	2,033,000	2,173,578
Howmet Aerospace, Inc., 5.13%, 10/01/2024	5,182,000	5,641,384
Raytheon Technologies Corp., 3.20%, 03/15/2024(b)	199,000	214,605
		10,805,418
Air Freight & Logistics-0.48%
FedEx Corp., 4.00%, 01/15/2024	3,050,000	3,374,827
United Parcel Service, Inc., 2.80%, 11/15/2024	2,013,000	2,185,395
		5,560,222
Airlines-0.30%
Delta Air Lines, Inc., 2.90%, 10/28/2024	3,618,000	3,460,524
Auto Components-0.56%
Aptiv Corp., 4.15%, 03/15/2024	2,913,000	3,217,947
Magna International, Inc. (Canada), 3.63%, 06/15/2024	3,055,000	3,346,655
		6,564,602
Automobiles-1.99%
American Honda Finance Corp.
2.90%, 02/16/2024	2,128,000	2,284,951
2.40%, 06/27/2024	2,033,000	2,163,174
2.15%, 09/10/2024	3,049,000	3,218,945
General Motors Financial Co., Inc.
3.95%, 04/13/2024	5,127,000	5,570,716
3.50%, 11/07/2024	3,113,000	3,357,102
Toyota Motor Corp. (Japan), 2.36%, 07/02/2024	2,267,000	2,408,201
Toyota Motor Credit Corp.
2.90%, 04/17/2024	2,024,000	2,178,718
2.00%, 10/07/2024	2,050,000	2,153,828
		23,335,635
Banks-17.39%
Bank of America Corp.
4.13%, 01/22/2024	10,273,000	11,367,650
4.00%, 04/01/2024	9,378,000	10,397,636
4.20%, 08/26/2024	12,254,000	13,725,853
Barclays Bank PLC (United Kingdom), 3.75%, 05/15/2024	2,300,000	2,540,486
Barclays PLC (United Kingdom), 4.38%, 09/11/2024	5,000,000	5,523,184
BBVA USA, 2.50%, 08/27/2024	2,750,000	2,925,033
BNP Paribas S.A. (France), 4.25%, 10/15/2024	4,200,000	4,719,458
BPCE S.A. (France), 4.00%, 04/15/2024	6,150,000	6,828,720
CIT Group, Inc., 4.75%, 02/16/2024	2,140,000	2,330,599
Citigroup, Inc.
3.75%, 06/16/2024	2,626,000	2,900,381
4.00%, 08/05/2024	3,022,000	3,354,592
Deutsche Bank AG (Germany)
3.70%, 05/30/2024	3,800,000	4,084,187
3.70%, 05/30/2024	2,326,000	2,498,960
Fifth Third Bancorp, 4.30%, 01/16/2024	3,023,000	3,338,863
HSBC Holdings PLC (United Kingdom), 4.25%, 03/14/2024	8,250,000	9,052,593
HSBC USA, Inc., 3.50%, 06/23/2024	3,500,000	3,810,732
	Principal Amount	Value
Banks-(continued)
Intesa Sanpaolo S.p.A. (Italy), 5.25%, 01/12/2024	$2,724,000	$3,039,331
JPMorgan Chase & Co.
3.88%, 02/01/2024	6,028,000	6,647,679
3.63%, 05/13/2024	8,138,000	8,980,384
3.88%, 09/10/2024	12,296,000	13,722,691
Lloyds Banking Group PLC (United Kingdom), 4.50%, 11/04/2024	4,000,000	4,454,542
Mitsubishi UFJ Financial Group, Inc. (Japan), 2.80%, 07/18/2024	4,001,000	4,285,566
Natwest Group PLC (United Kingdom), 5.13%, 05/28/2024	9,100,000	10,164,702
PNC Bank N.A., 3.30%, 10/30/2024	2,555,000	2,816,256
PNC Financial Services Group, Inc. (The)
3.90%, 04/29/2024	3,134,000	3,458,819
2.20%, 11/01/2024	2,655,000	2,811,716
Santander UK PLC (United Kingdom), 4.00%, 03/13/2024	4,123,000	4,540,662
Sumitomo Mitsui Banking Corp. (Japan)
3.95%, 01/10/2024	2,152,000	2,367,147
3.40%, 07/11/2024	2,253,000	2,467,373
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.70%, 07/16/2024	8,200,000	8,765,783
2.45%, 09/27/2024	4,100,000	4,349,107
Truist Bank, 2.15%, 12/06/2024	5,000,000	5,290,883
Truist Financial Corp., 2.85%, 10/26/2024	4,118,000	4,459,050
U.S. Bancorp, 3.60%, 09/11/2024	4,063,000	4,494,361
US Bancorp, 3.70%, 01/30/2024	3,128,000	3,432,220
Wells Fargo & Co.
4.48%, 01/16/2024	3,030,000	3,359,029
3.30%, 09/09/2024	9,248,000	10,100,826
		203,407,054
Beverages-1.25%
Anheuser-Busch InBev Finance, Inc. (Belgium), 3.70%, 02/01/2024(c)	2,000,000	2,194,813
Coca-Cola Co. (The), 1.75%, 09/06/2024	4,069,000	4,268,274
Diageo Capital PLC (United Kingdom), 2.13%, 10/24/2024	2,450,000	2,590,280
PepsiCo, Inc., 3.60%, 03/01/2024	5,122,000	5,616,774
		14,670,141
Biotechnology-1.21%
Amgen, Inc., 3.63%, 05/22/2024	5,731,000	6,276,590
Gilead Sciences, Inc., 3.70%, 04/01/2024	7,236,000	7,906,513
		14,183,103
Capital Markets-8.51%
Ameriprise Financial, Inc., 3.70%, 10/15/2024	2,427,000	2,706,121
Bank of New York Mellon Corp. (The)
3.40%, 05/15/2024	2,013,000	2,201,376
3.25%, 09/11/2024(c)	2,031,000	2,228,974
2.10%, 10/24/2024	4,068,000	4,316,239
Series 12, 3.65%, 02/04/2024	3,115,000	3,413,826
BlackRock, Inc., 3.50%, 03/18/2024	4,190,000	4,625,744
Brookfield Finance, Inc. (Canada), 4.00%, 04/01/2024	3,230,000	3,548,066
Credit Suisse AG (Switzerland), 3.63%, 09/09/2024	12,350,000	13,725,020
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Capital Markets-(continued)
Goldman Sachs Group, Inc. (The)
4.00%, 03/03/2024	$12,307,000	$13,606,140
3.85%, 07/08/2024	9,155,000	10,084,406
Moody’s Corp., 4.88%, 02/15/2024	2,105,000	2,372,943
Morgan Stanley
3.70%, 10/23/2024	12,307,000	13,689,871
Series F, 3.88%, 04/29/2024	12,302,000	13,609,336
Nasdaq, Inc., 4.25%, 06/01/2024	2,173,000	2,418,219
State Street Corp., 3.30%, 12/16/2024	4,071,000	4,513,746
Stifel Financial Corp., 4.25%, 07/18/2024	2,201,000	2,472,137
		99,532,164
Chemicals-1.17%
Dow Chemical Co. (The), 3.50%, 10/01/2024	3,476,000	3,806,728
LyondellBasell Industries N.V., 5.75%, 04/15/2024	3,950,000	4,538,454
Nutrien Ltd. (Canada), 3.63%, 03/15/2024	2,849,000	3,107,842
Sherwin-Williams Co. (The), 3.13%, 06/01/2024	2,009,000	2,178,682
		13,631,706
Communications Equipment-0.80%
Cisco Systems, Inc., 3.63%, 03/04/2024	4,015,000	4,429,096
Juniper Networks, Inc., 4.50%, 03/15/2024	2,008,000	2,228,951
Motorola Solutions, Inc., 4.00%, 09/01/2024	2,363,000	2,642,344
		9,300,391
Construction & Engineering-0.16%
Fluor Corp., 3.50%, 12/15/2024(c)	1,877,000	1,839,479
Consumer Finance-2.38%
Ally Financial, Inc., 5.13%, 09/30/2024	2,910,000	3,340,891
American Express Co.
3.00%, 10/30/2024	6,627,000	7,209,281
3.63%, 12/05/2024	2,410,000	2,675,925
Capital One Financial Corp., 3.75%, 04/24/2024	3,050,000	3,332,705
Discover Bank, 2.45%, 09/12/2024	3,100,000	3,278,483
Discover Financial Services, 3.95%, 11/06/2024	2,038,000	2,258,652
Synchrony Financial, 4.25%, 08/15/2024	5,269,000	5,794,162
		27,890,099
Containers & Packaging-0.24%
International Paper Co., 3.65%, 06/15/2024	2,587,000	2,836,658
Diversified Financial Services-0.48%
MidAmerican Energy Co., 3.50%, 10/15/2024	2,207,000	2,432,274
ORIX Corp. (Japan), 3.25%, 12/04/2024	2,971,000	3,235,583
		5,667,857
Diversified Telecommunication Services-1.53%
AT&T, Inc., 4.45%, 04/01/2024	5,112,000	5,712,798
Verizon Communications, Inc.
4.15%, 03/15/2024	2,984,000	3,303,701
3.50%, 11/01/2024	8,005,000	8,841,894
		17,858,393
Electric Utilities-1.47%
Avangrid, Inc., 3.15%, 12/01/2024	2,442,000	2,661,996
Duke Energy Corp., 3.75%, 04/15/2024	4,089,000	4,492,672
Edison International, 3.55%, 11/15/2024	2,009,000	2,136,555
Evergy, Inc., 2.45%, 09/15/2024	3,315,000	3,512,833
	Principal Amount	Value
Electric Utilities-(continued)
Florida Power & Light Co., 3.25%, 06/01/2024	$2,010,000	$2,169,301
Interstate Power and Light Co., 3.25%, 12/01/2024	2,008,000	2,209,774
		17,183,131
Electronic Equipment, Instruments & Components-0.61%
Arrow Electronics, Inc., 3.25%, 09/08/2024	2,007,000	2,164,456
Ingram Micro, Inc., 5.45%, 12/15/2024	2,035,000	2,197,870
Keysight Technologies, Inc., 4.55%, 10/30/2024	2,410,000	2,732,281
		7,094,607
Energy Equipment & Services-0.23%
Boardwalk Pipelines L.P., 4.95%, 12/15/2024	2,410,000	2,657,323
Entertainment-0.54%
Walt Disney Co. (The), 1.75%, 08/30/2024	6,132,000	6,357,102
Equity REITs-2.97%
American Tower Corp., 5.00%, 02/15/2024	4,072,000	4,620,368
Boston Properties L.P., 3.80%, 02/01/2024	2,948,000	3,208,066
Brixmor Operating Partnership L.P., 3.65%, 06/15/2024	2,040,000	2,178,237
Crown Castle International Corp., 3.20%, 09/01/2024	3,048,000	3,303,208
CyrusOne L.P./CyrusOne Finance Corp., 2.90%, 11/15/2024	2,412,000	2,571,469
Healthpeak Properties, Inc., 3.88%, 08/15/2024	3,253,000	3,605,432
Simon Property Group L.P.
3.75%, 02/01/2024	2,416,000	2,617,438
2.00%, 09/13/2024	4,115,000	4,277,119
3.38%, 10/01/2024	3,663,000	3,966,342
VEREIT Operating Partnership L.P., 4.60%, 02/06/2024	2,038,000	2,214,492
WP Carey, Inc., 4.60%, 04/01/2024	2,008,000	2,228,004
		34,790,175
Food & Staples Retailing-2.30%
Costco Wholesale Corp., 2.75%, 05/18/2024	4,071,000	4,383,779
Kroger Co. (The), 4.00%, 02/01/2024	2,011,000	2,213,999
Walgreens Boots Alliance, Inc., 3.80%, 11/18/2024	8,243,000	9,153,746
Walmart, Inc.
3.30%, 04/22/2024	6,128,000	6,666,379
2.65%, 12/15/2024	4,118,000	4,455,194
		26,873,097
Food Products-1.20%
Bunge Ltd. Finance Corp., 4.35%, 03/15/2024	2,431,000	2,683,523
General Mills, Inc., 3.65%, 02/15/2024	2,011,000	2,204,134
McCormick & Co., Inc., 3.15%, 08/15/2024	2,847,000	3,087,498
Mondelez International, Inc., 4.00%, 02/01/2024	306,000	335,857
Tyson Foods, Inc., 3.95%, 08/15/2024	5,183,000	5,776,138
		14,087,150
Gas Utilities-0.19%
Southern California Gas Co., 3.15%, 09/15/2024	2,031,000	2,222,150

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Health Care Equipment & Supplies-1.70%
Becton, Dickinson and Co.
3.36%, 06/06/2024	$7,231,000	$7,824,899
3.73%, 12/15/2024	5,631,000	6,222,817
DH Europe Finance II S.a.r.l., 2.20%, 11/15/2024	2,885,000	3,061,624
Stryker Corp., 3.38%, 05/15/2024	2,515,000	2,733,581
		19,842,921
Health Care Providers & Services-5.24%
Aetna, Inc., 3.50%, 11/15/2024	3,123,000	3,440,418
AmerisourceBergen Corp., 3.40%, 05/15/2024	2,033,000	2,206,273
Anthem, Inc.
3.50%, 08/15/2024	3,412,000	3,740,783
3.35%, 12/01/2024	3,514,000	3,870,976
Cardinal Health, Inc., 3.08%, 06/15/2024	3,073,000	3,305,726
Centene Corp., 4.63%, 12/15/2029	14,269,000	15,660,870
Cigna Corp., 3.50%, 06/15/2024	2,902,000	3,169,650
CommonSpirit Health, 2.76%, 10/01/2024	3,192,000	3,384,318
CVS Health Corp., 3.38%, 08/12/2024	2,710,000	2,955,697
HCA, Inc., 5.00%, 03/15/2024	8,139,000	9,158,186
Humana, Inc., 3.85%, 10/01/2024	2,437,000	2,700,610
Laboratory Corp. of America Holdings, 3.25%, 09/01/2024	2,433,000	2,650,656
McKesson Corp., 3.80%, 03/15/2024	4,621,000	5,065,615
		61,309,778
Hotels, Restaurants & Leisure-0.19%
McDonald’s Corp., 3.25%, 06/10/2024	2,014,000	2,198,724
Household Durables-0.43%
D.R. Horton, Inc., 2.50%, 10/15/2024	2,033,000	2,159,230
Lennar Corp., 4.50%, 04/30/2024	2,633,000	2,917,983
		5,077,213
Household Products-0.43%
Clorox Co. (The), 3.50%, 12/15/2024	2,520,000	2,790,513
Colgate-Palmolive Co., 3.25%, 03/15/2024	2,027,000	2,209,078
		4,999,591
Industrial Conglomerates-0.56%
General Electric Co.
3.38%, 03/11/2024	1,780,000	1,932,628
3.45%, 05/15/2024	2,149,000	2,330,102
Roper Technologies, Inc., 2.35%, 09/15/2024	2,126,000	2,252,800
		6,515,530
Insurance-2.92%
Aflac, Inc., 3.63%, 11/15/2024	3,115,000	3,486,622
American International Group, Inc., 4.13%, 02/15/2024	4,122,000	4,593,845
Aon PLC, 3.50%, 06/14/2024	2,445,000	2,673,952
Assured Guaranty US Holdings, Inc., 5.00%, 07/01/2024(c)	2,011,000	2,286,838
Brown & Brown, Inc., 4.20%, 09/15/2024	2,037,000	2,274,713
Chubb INA Holdings, Inc., 3.35%, 05/15/2024	2,845,000	3,120,754
CNA Financial Corp., 3.95%, 05/15/2024	2,215,000	2,448,897
Marsh & McLennan Cos., Inc., 3.50%, 06/03/2024	2,502,000	2,741,332
MetLife, Inc., 3.60%, 04/10/2024	4,119,000	4,533,924
	Principal Amount	Value
Insurance-(continued)
Prudential Financial, Inc., 3.50%, 05/15/2024	$2,845,000	$3,134,776
Willis North America, Inc., 3.60%, 05/15/2024	2,647,000	2,893,007
		34,188,660
Interactive Media & Services-0.32%
Alphabet, Inc., 3.38%, 02/25/2024	3,431,000	3,759,297
Internet & Direct Marketing Retail-1.96%
Amazon.com, Inc.
2.80%, 08/22/2024	8,342,000	9,035,496
3.80%, 12/05/2024	5,122,000	5,743,669
eBay, Inc., 3.45%, 08/01/2024	3,077,000	3,359,592
Expedia Group, Inc., 4.50%, 08/15/2024	2,012,000	2,172,354
QVC, Inc., 4.85%, 04/01/2024	2,486,000	2,625,837
		22,936,948
IT Services-2.68%
DXC Technology Co., 4.25%, 04/15/2024	2,005,000	2,162,676
Fidelity National Information Services, Inc., 3.88%, 06/05/2024	1,609,000	1,772,666
Fiserv, Inc., 2.75%, 07/01/2024	8,036,000	8,607,494
International Business Machines Corp., 3.63%, 02/12/2024	8,057,000	8,848,323
Mastercard, Inc., 3.38%, 04/01/2024	4,163,000	4,577,391
PayPal Holdings, Inc., 2.40%, 10/01/2024	5,098,000	5,426,525
		31,395,075
Leisure Products-0.19%
Hasbro, Inc., 3.00%, 11/19/2024	2,013,000	2,170,669
Life Sciences Tools & Services-0.39%
Thermo Fisher Scientific, Inc., 4.15%, 02/01/2024	4,116,000	4,554,229
Machinery-2.54%
Caterpillar Financial Services Corp.
2.15%, 11/08/2024	4,115,000	4,366,094
3.25%, 12/01/2024	2,517,000	2,782,091
Caterpillar, Inc., 3.40%, 05/15/2024	4,119,000	4,504,974
CNH Industrial Capital LLC, 4.20%, 01/15/2024	2,011,000	2,193,005
Illinois Tool Works, Inc., 3.50%, 03/01/2024	2,917,000	3,175,142
John Deere Capital Corp.
3.35%, 06/12/2024	2,038,000	2,239,012
2.65%, 06/24/2024	2,410,000	2,588,687
Parker-Hannifin Corp., 3.30%, 11/21/2024	2,038,000	2,233,394
Trane Technologies Luxembourg Finance S.A., 3.55%, 11/01/2024	2,092,000	2,313,307
Wabtec Corp., 4.40%, 03/15/2024	3,009,000	3,289,414
		29,685,120
Media-2.58%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.50%, 02/01/2024, (Acquired 11/07/2018 - 11/09/2020; Cost $4,682,526)(d)	4,473,000	4,971,489
Comcast Corp.
3.00%, 02/01/2024	5,119,000	5,512,916
3.60%, 03/01/2024	5,084,000	5,590,494
Interpublic Group of Cos., Inc. (The), 4.20%, 04/15/2024	2,171,000	2,403,295

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Media-(continued)
Omnicom Group, Inc./Omnicom Capital, Inc., 3.65%, 11/01/2024	$3,121,000	$3,446,744
ViacomCBS, Inc.
3.88%, 04/01/2024	1,980,000	2,161,883
3.70%, 08/15/2024	2,413,000	2,643,220
WPP Finance 2010 (United Kingdom), 3.75%, 09/19/2024	3,116,000	3,433,578
		30,163,619
Metals & Mining-0.27%
ArcelorMittal S.A. (Luxembourg), 3.60%, 07/16/2024	3,015,000	3,209,613
Multiline Retail-0.39%
Target Corp., 3.50%, 07/01/2024	4,068,000	4,519,071
Multi-Utilities-0.42%
Eastern Energy Gas Holdings LLC, Series A, 2.50%, 11/15/2024	2,413,000	2,576,077
Sempra Energy, 3.55%, 06/15/2024	2,118,000	2,309,896
		4,885,973
Oil, Gas & Consumable Fuels-11.93%
BP Capital Markets PLC (United Kingdom)
3.81%, 02/10/2024	5,127,000	5,622,985
3.54%, 11/04/2024	3,036,000	3,359,143
Canadian Natural Resources Ltd. (Canada), 3.80%, 04/15/2024	2,037,000	2,211,419
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/2024	5,049,000	5,832,062
Chevron Corp., 2.90%, 03/03/2024	4,118,000	4,411,437
Cimarex Energy Co., 4.38%, 06/01/2024	3,108,000	3,358,551
ConocoPhillips, 3.35%, 11/15/2024	1,750,000	1,915,901
Continental Resources, Inc., 3.80%, 06/01/2024	3,889,000	3,939,032
Diamondback Energy, Inc., 2.88%, 12/01/2024	4,023,000	4,196,364
Enable Midstream Partners L.P., 3.90%, 05/15/2024	2,413,000	2,427,366
Enbridge, Inc. (Canada), 3.50%, 06/10/2024	2,050,000	2,218,654
Enterprise Products Operating LLC, 3.90%, 02/15/2024	3,505,000	3,846,321
Equinor ASA (Norway), 3.70%, 03/01/2024	4,121,000	4,535,421
Exxon Mobil Corp.
3.18%, 03/15/2024	4,191,000	4,532,598
2.02%, 08/16/2024	4,118,000	4,326,281
Husky Energy, Inc. (Canada), 4.00%, 04/15/2024	3,091,000	3,291,072
Kinder Morgan Energy Partners L.P.
4.15%, 02/01/2024	2,616,000	2,851,472
4.30%, 05/01/2024	2,435,000	2,685,897
4.25%, 09/01/2024	2,716,000	3,015,347
Marathon Petroleum Corp., 3.63%, 09/15/2024	3,115,000	3,352,755
MPLX L.P., 4.88%, 12/01/2024	4,719,000	5,350,048
Newfield Exploration Co., 5.63%, 07/01/2024	4,020,000	4,272,519
Noble Energy, Inc., 3.90%, 11/15/2024	2,716,000	3,030,433
Plains All American Pipeline L.P./PAA Finance Corp., 3.60%, 11/01/2024	3,012,000	3,151,386
Sabine Pass Liquefaction LLC, 5.75%, 05/15/2024	8,110,000	9,237,774
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Shell International Finance B.V. (Netherlands), 2.00%, 11/07/2024	$5,124,000	$5,398,693
Spectra Energy Partners L.P., 4.75%, 03/15/2024	4,130,000	4,616,486
Suncor Energy, Inc. (Canada), 3.60%, 12/01/2024	3,252,000	3,584,332
Sunoco Logistics Partners Operations L.P., 4.25%, 04/01/2024	2,007,000	2,151,897
Total Capital International S.A. (France)
3.70%, 01/15/2024	4,121,000	4,524,588
3.75%, 04/10/2024	5,122,000	5,672,753
Valero Energy Corp., 1.20%, 03/15/2024	3,819,000	3,827,787
Williams Cos., Inc. (The)
4.30%, 03/04/2024	4,117,000	4,524,086
4.55%, 06/24/2024	5,121,000	5,756,209
WPX Energy, Inc., 5.25%, 09/15/2024	2,393,000	2,566,493
		139,595,562
Paper & Forest Products-0.21%
Georgia-Pacific LLC, 8.00%, 01/15/2024	2,009,000	2,461,897
Personal Products-0.75%
Estee Lauder Cos., Inc. (The), 2.00%, 12/01/2024	2,013,000	2,131,436
Unilever Capital Corp. (United Kingdom)
3.25%, 03/07/2024	2,100,000	2,278,009
2.60%, 05/05/2024	4,103,000	4,374,569
		8,784,014
Pharmaceuticals-1.69%
Novartis Capital Corp. (Switzerland), 3.40%, 05/06/2024	8,850,000	9,720,473
Perrigo Finance Unlimited Co., 3.90%, 12/15/2024	2,900,000	3,162,382
Pfizer, Inc., 3.40%, 05/15/2024	4,091,000	4,508,258
Wyeth LLC, 6.45%, 02/01/2024	2,042,000	2,417,155
		19,808,268
Professional Services-0.29%
Equifax, Inc., 2.60%, 12/01/2024	3,211,000	3,441,707
Road & Rail-0.69%
Burlington Northern Santa Fe LLC
3.75%, 04/01/2024	2,110,000	2,315,310
3.40%, 09/01/2024	2,923,000	3,208,601
CSX Corp., 3.40%, 08/01/2024	2,313,000	2,534,440
		8,058,351
Semiconductors & Semiconductor Equipment-2.59%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/2024	9,305,000	10,037,633
Intel Corp., 2.88%, 05/11/2024	5,024,000	5,417,431
KLA Corp., 4.65%, 11/01/2024	5,028,000	5,724,578
QUALCOMM, Inc., 2.90%, 05/20/2024	5,490,000	5,914,681
Xilinx, Inc., 2.95%, 06/01/2024	3,013,000	3,244,478
		30,338,801
Software-2.33%
Microsoft Corp., 2.88%, 02/06/2024	9,043,000	9,711,345
Oracle Corp.
3.40%, 07/08/2024	8,042,000	8,793,696
2.95%, 11/15/2024	8,043,000	8,731,425
		27,236,466

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Specialty Retail-0.42%
Home Depot, Inc. (The), 3.75%, 02/15/2024	$4,520,000	$4,965,410
Technology Hardware, Storage & Peripherals-3.44%
Apple, Inc.
3.00%, 02/09/2024	7,035,000	7,569,693
3.45%, 05/06/2024	10,043,000	11,061,735
2.85%, 05/11/2024	7,034,000	7,565,835
1.80%, 09/11/2024	3,018,000	3,159,278
Hewlett Packard Enterprise Co.
1.45%, 04/01/2024	4,018,000	4,108,590
4.65%, 10/01/2024	4,023,000	4,567,474
Seagate HDD Cayman, 4.88%, 03/01/2024	2,008,000	2,204,516
		40,237,121
Tobacco-1.22%
Altria Group, Inc., 4.00%, 01/31/2024	5,792,000	6,375,564
BAT Capital Corp. (United Kingdom), 2.79%, 09/06/2024	4,121,000	4,405,844
Philip Morris International, Inc., 3.25%, 11/10/2024	3,115,000	3,432,195
		14,213,603
Trading Companies & Distributors-0.54%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.15%, 02/15/2024	4,000,000	4,133,306
Air Lease Corp., 4.25%, 09/15/2024	2,009,000	2,171,113
		6,304,419
Wireless Telecommunication Services-0.77%
Vodafone Group PLC (United Kingdom), 3.75%, 01/16/2024	8,236,000	9,016,549
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,098,689,641)		1,157,682,380
	Shares	Value
Money Market Funds-0.26%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(e)(f) (Cost $2,988,319)	2,988,319	$2,988,319
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.22% (Cost $1,101,677,960)		1,160,670,699
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.49%
Invesco Private Government Fund, 0.02%(e)(f)(g)	2,282,102	2,282,102
Invesco Private Prime Fund, 0.12%(e)(f)(g)	3,422,126	3,423,153
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,705,255)		5,705,255
TOTAL INVESTMENTS IN SECURITIES-99.71% (Cost $1,107,383,215)		1,166,375,954
OTHER ASSETS LESS LIABILITIES-0.29%		3,432,615
NET ASSETS-100.00%		$1,169,808,569

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30, 2020 represented less than 1% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2020.
(d)	Restricted security. The value of this security at period end represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$22,707,460	$(19,719,141)	$-	$-	$2,988,319	$120
Invesco Premier U.S. Government Money Portfolio, Institutional Class	8,284,417	10,627,687	(18,912,104)	-	-	-	52
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued)
November 30, 2020
(Unaudited)
	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,209,607	$9,697,120	$(10,624,625)	$-	$-	$2,282,102	$365*
Invesco Private Prime Fund	1,069,891	7,438,951	(5,085,896)	-	207	3,423,153	769*
Total	$12,563,915	$50,471,218	$(54,341,766)	$-	$207	$8,693,574	$1,306

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2025 Corporate Bond ETF (BSCP)
November 30, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.08%
Aerospace & Defense-2.94%
Boeing Co. (The), 4.88%, 05/01/2025	$5,879,000	$6,564,492
General Dynamics Corp.
3.25%, 04/01/2025	1,206,000	1,331,130
3.50%, 05/15/2025	1,254,000	1,404,704
Howmet Aerospace, Inc., 6.88%, 05/01/2025	1,999,000	2,330,734
L3Harris Technologies, Inc., 3.83%, 04/27/2025	974,000	1,096,046
Lockheed Martin Corp., 2.90%, 03/01/2025	1,214,000	1,321,187
Northrop Grumman Corp., 2.93%, 01/15/2025	2,514,000	2,732,152
Precision Castparts Corp., 3.25%, 06/15/2025	1,393,000	1,544,878
Raytheon Technologies Corp., 3.95%, 08/16/2025	2,715,000	3,105,278
		21,430,601
Air Freight & Logistics-0.68%
FedEx Corp.
3.20%, 02/01/2025	1,140,000	1,256,232
3.80%, 05/15/2025	1,644,000	1,858,567
United Parcel Service, Inc., 3.90%, 04/01/2025	1,648,000	1,863,413
		4,978,212
Airlines-0.39%
Southwest Airlines Co., 5.25%, 05/04/2025	2,515,000	2,871,145
Auto Components-0.35%
BorgWarner, Inc., 3.38%, 03/15/2025(b)	1,224,000	1,347,164
Magna International, Inc. (Canada), 4.15%, 10/01/2025	1,078,000	1,236,471
		2,583,635
Automobiles-3.08%
American Honda Finance Corp.
1.20%, 07/08/2025	1,236,000	1,262,148
1.00%, 09/10/2025	1,222,000	1,234,035
General Motors Co.
4.00%, 04/01/2025	937,000	1,032,136
6.13%, 10/01/2025	2,810,000	3,391,211
General Motors Financial Co., Inc.
4.00%, 01/15/2025	1,876,000	2,054,858
2.90%, 02/26/2025	2,163,000	2,293,877
4.35%, 04/09/2025	2,118,000	2,364,736
2.75%, 06/20/2025	1,514,000	1,602,485
4.30%, 07/13/2025	1,352,000	1,513,552
Toyota Motor Credit Corp.
1.80%, 02/13/2025	2,303,000	2,408,360
3.00%, 04/01/2025	2,110,000	2,317,930
3.40%, 04/14/2025	888,000	991,914
		22,467,242
Banks-13.69%
Banco Santander S.A. (Spain), 2.75%, 05/28/2025	2,400,000	2,557,590
Bank of America Corp.
4.00%, 01/22/2025	3,993,000	4,479,583
3.88%, 08/01/2025	3,165,000	3,601,337
Series L, 3.95%, 04/21/2025	4,150,000	4,657,787
CIT Group, Inc., 5.25%, 03/07/2025	780,000	879,938
	Principal Amount	Value
Banks-(continued)
Citigroup, Inc.
3.88%, 03/26/2025	$1,641,000	$1,831,392
3.30%, 04/27/2025	2,791,000	3,100,700
4.40%, 06/10/2025	4,181,000	4,790,263
5.50%, 09/13/2025	2,257,000	2,719,040
Citizens Bank N.A., 2.25%, 04/28/2025	1,350,000	1,434,683
Citizens Financial Group, Inc., 4.30%, 12/03/2025	800,000	925,408
Cooperatieve Rabobank U.A. (Netherlands), 4.38%, 08/04/2025	2,050,000	2,344,723
Fifth Third Bancorp, 2.38%, 01/28/2025	1,238,000	1,311,250
Fifth Third Bank, 3.95%, 07/28/2025	1,200,000	1,377,915
HSBC Holdings PLC (United Kingdom), 4.25%, 08/18/2025	2,410,000	2,718,375
Huntington Bancshares, Inc., 4.00%, 05/15/2025	786,000	894,219
JPMorgan Chase & Co.
3.13%, 01/23/2025	4,350,000	4,760,445
3.90%, 07/15/2025	4,115,000	4,662,013
KeyBank N.A., 3.30%, 06/01/2025	1,500,000	1,674,189
Lloyds Banking Group PLC (United Kingdom), 4.58%, 12/10/2025	2,200,000	2,479,564
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.19%, 02/25/2025	4,400,000	4,636,391
3.78%, 03/02/2025	1,217,000	1,363,099
1.41%, 07/17/2025	2,900,000	2,965,836
MUFG Americas Holdings Corp., 3.00%, 02/10/2025	668,000	726,905
PNC Bank N.A., 3.25%, 06/01/2025	1,800,000	2,006,616
Regions Financial Corp., 2.25%, 05/18/2025	1,010,000	1,070,026
Santander Holdings USA, Inc.
3.45%, 06/02/2025	1,610,000	1,744,866
4.50%, 07/17/2025	1,797,000	2,009,947
Sumitomo Mitsui Banking Corp. (Japan), 3.65%, 07/23/2025	800,000	900,578
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.35%, 01/15/2025	2,000,000	2,117,803
1.47%, 07/08/2025	3,900,000	3,994,890
Truist Bank
1.50%, 03/10/2025	2,000,000	2,066,564
3.63%, 09/16/2025	2,200,000	2,476,552
Truist Financial Corp.
4.00%, 05/01/2025	1,397,000	1,586,186
3.70%, 06/05/2025	1,549,000	1,745,083
1.20%, 08/05/2025(b)	1,170,000	1,199,748
U.S. Bank N.A., 2.05%, 01/21/2025	1,800,000	1,898,411
US Bancorp, 1.45%, 05/12/2025	2,442,000	2,523,729
Wells Fargo & Co.
3.00%, 02/19/2025	4,387,000	4,758,473
3.55%, 09/29/2025	4,280,000	4,788,062
		99,780,179
Beverages-1.75%
Coca-Cola Co. (The)
2.95%, 03/25/2025	1,227,000	1,350,783
2.88%, 10/27/2025	3,215,000	3,575,724
Diageo Capital PLC (United Kingdom), 1.38%, 09/29/2025	1,000,000	1,028,604
Keurig Dr Pepper, Inc., 3.40%, 11/15/2025	779,000	870,980
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Beverages-(continued)
PepsiCo, Inc.
2.25%, 03/19/2025	$2,500,000	$2,673,500
2.75%, 04/30/2025	1,695,000	1,847,574
3.50%, 07/17/2025	1,221,000	1,374,872
		12,722,037
Biotechnology-2.49%
AbbVie, Inc., 3.60%, 05/14/2025	6,532,000	7,271,813
Amgen, Inc.
1.90%, 02/21/2025	506,000	530,993
3.13%, 05/01/2025	1,790,000	1,963,861
Baxalta, Inc., 4.00%, 06/23/2025	1,698,000	1,918,164
Biogen, Inc., 4.05%, 09/15/2025	2,890,000	3,305,793
Gilead Sciences, Inc., 3.50%, 02/01/2025	2,890,000	3,193,795
		18,184,419
Building Products-0.27%
Fortune Brands Home & Security, Inc., 4.00%, 06/15/2025	818,000	927,873
Masco Corp., 4.45%, 04/01/2025	931,000	1,067,782
		1,995,655
Capital Markets-7.57%
Ameriprise Financial, Inc., 3.00%, 04/02/2025	885,000	965,590
Ares Capital Corp.
4.25%, 03/01/2025	1,076,000	1,146,517
3.25%, 07/15/2025	1,217,000	1,262,111
Bank of New York Mellon Corp. (The)
1.60%, 04/24/2025	2,068,000	2,156,467
Series G, 3.00%, 02/24/2025	1,231,000	1,349,044
Brookfield Asset Management, Inc. (Canada), 4.00%, 01/15/2025	910,000	1,014,246
Charles Schwab Corp. (The)
4.20%, 03/24/2025	1,010,000	1,160,468
3.85%, 05/21/2025	1,243,000	1,409,484
CME Group, Inc., 3.00%, 03/15/2025	1,216,000	1,336,632
Credit Suisse AG (Switzerland), 2.95%, 04/09/2025	2,550,000	2,794,482
Goldman Sachs Group, Inc. (The)
3.50%, 01/23/2025	4,584,000	5,043,242
3.50%, 04/01/2025	5,843,000	6,473,657
3.75%, 05/22/2025	3,824,000	4,276,220
4.25%, 10/21/2025	3,500,000	4,024,472
Moody’s Corp., 3.75%, 03/24/2025	1,200,000	1,349,918
Morgan Stanley
4.00%, 07/23/2025	4,981,000	5,699,413
5.00%, 11/24/2025	3,337,000	3,981,104
Nomura Holdings, Inc. (Japan), 1.85%, 07/16/2025	2,600,000	2,684,640
Northern Trust Corp., 3.95%, 10/30/2025	1,359,000	1,566,283
Owl Rock Capital Corp., 3.75%, 07/22/2025	815,000	835,236
S&P Global, Inc., 4.00%, 06/15/2025	1,146,000	1,306,031
State Street Corp., 3.55%, 08/18/2025	2,135,000	2,424,512
TD Ameritrade Holding Corp., 3.63%, 04/01/2025	810,000	903,961
		55,163,730
Chemicals-0.84%
Air Products and Chemicals, Inc., 1.50%, 10/15/2025	905,000	940,574
Eastman Chemical Co., 3.80%, 03/15/2025	1,509,000	1,666,632
EI du Pont de Nemours and Co., 1.70%, 07/15/2025	825,000	859,618
	Principal Amount	Value
Chemicals-(continued)
LYB International Finance III LLC
2.88%, 05/01/2025	$805,000	$868,619
1.25%, 10/01/2025(b)	800,000	808,703
Nutrien Ltd. (Canada), 3.38%, 03/15/2025	889,000	978,684
		6,122,830
Commercial Services & Supplies-0.29%
Republic Services, Inc., 3.20%, 03/15/2025	816,000	898,531
Waste Management, Inc., 3.13%, 03/01/2025	1,105,000	1,210,146
		2,108,677
Communications Equipment-0.15%
Cisco Systems, Inc., 3.50%, 06/15/2025	964,000	1,091,249
Consumer Finance-1.60%
Ally Financial, Inc.
4.63%, 03/30/2025	899,000	1,022,898
5.80%, 05/01/2025	1,206,000	1,436,455
Capital One Financial Corp.
3.20%, 02/05/2025	1,645,000	1,792,308
4.25%, 04/30/2025	1,542,000	1,751,554
4.20%, 10/29/2025	2,529,000	2,873,044
Discover Financial Services, 3.75%, 03/04/2025	813,000	893,624
Synchrony Financial, 4.50%, 07/23/2025	1,653,000	1,860,622
		11,630,505
Containers & Packaging-0.17%
WRKCo, Inc., 3.75%, 03/15/2025	1,105,000	1,232,796
Diversified Consumer Services-0.11%
Yale University, Series 2020, 0.87%, 04/15/2025	803,000	815,552
Diversified Financial Services-0.14%
National Rural Utilities Cooperative Finance Corp., 2.85%, 01/27/2025	931,000	1,010,767
Diversified Telecommunication Services-1.45%
AT&T, Inc., 3.40%, 05/15/2025	4,600,000	5,127,302
Verizon Communications, Inc., 3.38%, 02/15/2025	4,923,000	5,471,363
		10,598,665
Electric Utilities-2.47%
Avangrid, Inc., 3.20%, 04/15/2025	1,220,000	1,336,930
Duke Energy Corp., 0.90%, 09/15/2025	1,060,000	1,065,820
Duke Energy Progress LLC, 3.25%, 08/15/2025	797,000	887,459
Entergy Corp., 0.90%, 09/15/2025	1,279,000	1,281,101
Exelon Corp., 3.95%, 06/15/2025	1,524,000	1,727,172
Exelon Generation Co. LLC, 3.25%, 06/01/2025	1,467,000	1,581,171
Florida Power & Light Co.
2.85%, 04/01/2025	1,820,000	1,984,253
3.13%, 12/01/2025	967,000	1,075,110
NextEra Energy Capital Holdings, Inc., 2.75%, 05/01/2025	2,108,000	2,286,891
Pacific Gas and Electric Co., 3.45%, 07/01/2025	1,427,000	1,538,325
Pinnacle West Capital Corp., 1.30%, 06/15/2025	815,000	830,111
Southern Power Co., 4.15%, 12/01/2025	989,000	1,135,177
Xcel Energy, Inc., 3.30%, 06/01/2025	1,129,000	1,239,380
		17,968,900

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Electrical Equipment-0.17%
Emerson Electric Co., 3.15%, 06/01/2025	$1,083,000	$1,200,537
Energy Equipment & Services-0.28%
Halliburton Co., 3.80%, 11/15/2025	1,663,000	1,840,480
Schlumberger Finance Canada Ltd., 1.40%, 09/17/2025	200,000	204,514
		2,044,994
Entertainment-0.62%
TWDC Enterprises 18 Corp., 3.15%, 09/17/2025	1,248,000	1,388,148
Walt Disney Co. (The), 3.35%, 03/24/2025	2,848,000	3,151,828
		4,539,976
Equity REITs-3.62%
Alexandria Real Estate Equities, Inc., 3.45%, 04/30/2025	986,000	1,092,166
American Tower Corp.
2.40%, 03/15/2025	1,304,000	1,387,403
4.00%, 06/01/2025	1,225,000	1,381,836
1.30%, 09/15/2025	803,000	815,860
AvalonBay Communities, Inc., 3.45%, 06/01/2025	1,040,000	1,160,285
Boston Properties L.P., 3.20%, 01/15/2025	1,704,000	1,849,774
Brixmor Operating Partnership L.P., 3.85%, 02/01/2025	1,243,000	1,346,648
Crown Castle International Corp., 1.35%, 07/15/2025	803,000	816,831
Equinix, Inc., 1.00%, 09/15/2025	1,212,000	1,213,878
Essex Portfolio L.P., 3.50%, 04/01/2025	797,000	882,483
GLP Capital L.P./GLP Financing II, Inc., 5.25%, 06/01/2025	1,378,000	1,529,580
Healthpeak Properties, Inc.
3.40%, 02/01/2025	989,000	1,087,848
4.00%, 06/01/2025	1,347,000	1,524,055
Host Hotels & Resorts L.P., Series E, 4.00%, 06/15/2025	964,000	1,022,305
Kimco Realty Corp., 3.30%, 02/01/2025	818,000	896,444
Prologis L.P., 3.75%, 11/01/2025	1,220,000	1,389,002
Realty Income Corp., 3.88%, 04/15/2025	833,000	942,684
Simon Property Group L.P., 3.50%, 09/01/2025	1,785,000	1,967,256
SITE Centers Corp., 3.63%, 02/01/2025	515,000	532,760
Ventas Realty L.P., 3.50%, 02/01/2025	989,000	1,090,878
Welltower, Inc., 4.00%, 06/01/2025	2,174,000	2,454,767
		26,384,743
Food & Staples Retailing-0.96%
Sysco Corp.
3.55%, 03/15/2025	685,000	753,749
5.65%, 04/01/2025	1,300,000	1,551,060
3.75%, 10/01/2025	1,678,000	1,886,751
Walmart, Inc., 3.55%, 06/26/2025	2,469,000	2,795,210
		6,986,770
Food Products-1.60%
Archer-Daniels-Midland Co., 2.75%, 03/27/2025	206,000	223,241
Campbell Soup Co., 3.95%, 03/15/2025	1,401,000	1,580,085
General Mills, Inc., 4.00%, 04/17/2025	1,330,000	1,507,333
JM Smucker Co. (The), 3.50%, 03/15/2025	1,532,000	1,706,096
Kraft Heinz Foods Co. (The), 3.95%, 07/15/2025	3,508,000	3,872,347
	Principal Amount	Value
Food Products-(continued)
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	$1,353,000	$1,557,319
Mondelez International, Inc., 1.50%, 05/04/2025	1,170,000	1,211,518
		11,657,939
Health Care Equipment & Supplies-2.05%
Abbott Laboratories, 2.95%, 03/15/2025	1,558,000	1,709,385
Boston Scientific Corp.
3.85%, 05/15/2025	1,347,000	1,527,932
1.90%, 06/01/2025	604,000	632,421
Danaher Corp., 3.35%, 09/15/2025	797,000	887,374
Medtronic, Inc., 3.50%, 03/15/2025	3,786,000	4,248,122
Stryker Corp.
1.15%, 06/15/2025	1,006,000	1,023,471
3.38%, 11/01/2025	1,226,000	1,369,908
Zimmer Biomet Holdings, Inc., 3.55%, 04/01/2025	3,184,000	3,508,612
		14,907,225
Health Care Providers & Services-4.56%
AmerisourceBergen Corp., 3.25%, 03/01/2025	936,000	1,028,746
Anthem, Inc., 2.38%, 01/15/2025	2,216,000	2,354,050
Cardinal Health, Inc., 3.75%, 09/15/2025	1,087,000	1,228,180
Centene Corp., 4.75%, 01/15/2025	1,650,000	1,702,767
Cigna Corp.
3.25%, 04/15/2025	1,212,000	1,332,190
4.13%, 11/15/2025	3,320,000	3,822,040
CVS Health Corp.
4.10%, 03/25/2025	4,409,000	4,996,973
3.88%, 07/20/2025	5,104,000	5,763,291
HCA, Inc., 5.25%, 04/15/2025	2,329,000	2,719,124
Humana, Inc., 4.50%, 04/01/2025	975,000	1,122,670
Laboratory Corp. of America Holdings, 3.60%, 02/01/2025	1,901,000	2,108,167
Quest Diagnostics, Inc., 3.50%, 03/30/2025	937,000	1,044,721
UnitedHealth Group, Inc., 3.75%, 07/15/2025	3,508,000	3,998,478
		33,221,397
Hotels, Restaurants & Leisure-1.42%
Las Vegas Sands Corp., 2.90%, 06/25/2025	1,242,000	1,276,790
Marriott International, Inc., Series EE, 5.75%, 05/01/2025	2,662,000	3,085,576
McDonald’s Corp.
3.38%, 05/26/2025	1,192,000	1,324,269
3.30%, 07/01/2025	1,218,000	1,355,713
1.45%, 09/01/2025	805,000	834,842
Starbucks Corp., 3.80%, 08/15/2025	2,147,000	2,436,167
		10,313,357
Household Durables-0.27%
DR Horton, Inc., 2.60%, 10/15/2025	807,000	868,356
Lennar Corp., 4.75%, 05/30/2025	948,000	1,088,731
		1,957,087
Industrial Conglomerates-1.40%
3M Co.
2.00%, 02/14/2025	1,208,000	1,279,145
2.65%, 04/15/2025	827,000	896,771
3.00%, 08/07/2025	1,106,000	1,237,109
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/2025	3,200,000	3,513,096

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Industrial Conglomerates-(continued)
Honeywell International, Inc., 1.35%, 06/01/2025	$2,060,000	$2,127,043
Roper Technologies, Inc., 1.00%, 09/15/2025	1,140,000	1,147,747
		10,200,911
Insurance-1.75%
American International Group, Inc.
2.50%, 06/30/2025	2,557,000	2,748,006
3.75%, 07/10/2025	2,182,000	2,451,774
Aon PLC, 3.88%, 12/15/2025	1,245,000	1,422,539
Chubb INA Holdings, Inc., 3.15%, 03/15/2025	1,364,000	1,507,826
CNO Financial Group, Inc., 5.25%, 05/30/2025	882,000	1,013,334
Marsh & McLennan Cos., Inc., 3.50%, 03/10/2025	804,000	892,063
MetLife, Inc.
3.00%, 03/01/2025	799,000	878,217
3.60%, 11/13/2025	801,000	909,348
Unum Group, 4.50%, 03/15/2025	820,000	914,182
		12,737,289
Interactive Media & Services-0.22%
Alphabet, Inc., 0.45%, 08/15/2025	1,622,000	1,621,215
Internet & Direct Marketing Retail-1.28%
Amazon.com, Inc.
0.80%, 06/03/2025	2,131,000	2,162,919
5.20%, 12/03/2025	1,420,000	1,722,647
Booking Holdings, Inc.
3.65%, 03/15/2025	811,000	897,952
4.10%, 04/13/2025	1,709,000	1,929,277
eBay, Inc., 1.90%, 03/11/2025	1,316,000	1,375,660
QVC, Inc., 4.45%, 02/15/2025	1,212,000	1,271,085
		9,359,540
IT Services-2.73%
Automatic Data Processing, Inc., 3.38%, 09/15/2025	1,723,000	1,933,808
DXC Technology Co., 4.13%, 04/15/2025	815,000	892,599
Fidelity National Information Services, Inc., 5.00%, 10/15/2025	1,380,000	1,638,935
Fiserv, Inc., 3.85%, 06/01/2025	1,463,000	1,652,333
International Business Machines Corp., 7.00%, 10/30/2025	974,000	1,263,718
Mastercard, Inc., 2.00%, 03/03/2025	1,260,000	1,339,514
PayPal Holdings, Inc., 1.65%, 06/01/2025	1,630,000	1,696,862
VeriSign, Inc., 5.25%, 04/01/2025	927,000	1,053,883
Visa, Inc., 3.15%, 12/14/2025	6,782,000	7,575,836
Western Union Co. (The), 2.85%, 01/10/2025	826,000	883,340
		19,930,828
Life Sciences Tools & Services-0.27%
Thermo Fisher Scientific, Inc., 4.13%, 03/25/2025	1,728,000	1,966,618
Machinery-1.21%
Caterpillar Financial Services Corp., 1.45%, 05/15/2025	972,000	1,008,369
Cummins, Inc., 0.75%, 09/01/2025	820,000	824,229
Deere & Co., 2.75%, 04/15/2025	1,137,000	1,238,040
John Deere Capital Corp.
2.05%, 01/09/2025(b)	1,066,000	1,131,425
3.45%, 03/13/2025	1,493,000	1,670,590
	Principal Amount	Value
Machinery-(continued)
Otis Worldwide Corp., 2.06%, 04/05/2025	$2,005,000	$2,111,160
Wabtec Corp., 3.20%, 06/15/2025	805,000	863,612
		8,847,425
Media-2.63%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.91%, 07/23/2025, (Acquired 04/12/2017 - 11/24/2020; Cost $8,055,465)(c)	7,545,000	8,741,414
Comcast Corp.
3.38%, 02/15/2025	1,630,000	1,800,076
3.10%, 04/01/2025	1,302,000	1,433,362
3.38%, 08/15/2025	2,502,000	2,789,330
Fox Corp., 3.05%, 04/07/2025	903,000	988,637
ViacomCBS, Inc.
3.50%, 01/15/2025	916,000	1,002,810
4.75%, 05/15/2025	2,107,000	2,442,714
		19,198,343
Metals & Mining-0.12%
Nucor Corp., 2.00%, 06/01/2025	805,000	846,608
Multiline Retail-1.09%
Dollar General Corp., 4.15%, 11/01/2025	929,000	1,069,239
Dollar Tree, Inc., 4.00%, 05/15/2025	1,704,000	1,924,628
Kohl’s Corp.
9.50%, 05/15/2025	1,003,000	1,260,845
4.25%, 07/17/2025	980,000	1,047,028
Target Corp., 2.25%, 04/15/2025	2,469,000	2,638,777
		7,940,517
Multi-Utilities-0.92%
Dominion Energy, Inc., 3.90%, 10/01/2025	1,234,000	1,402,484
DTE Energy Co., Series F, 1.05%, 06/01/2025	1,302,000	1,315,235
NiSource, Inc., 0.95%, 08/15/2025	2,018,000	2,017,601
Public Service Enterprise Group, Inc., 0.80%, 08/15/2025	910,000	909,777
WEC Energy Group, Inc., 3.55%, 06/15/2025	934,000	1,042,233
		6,687,330
Oil, Gas & Consumable Fuels-10.37%
BP Capital Markets America, Inc., 3.19%, 04/06/2025	1,104,000	1,213,423
BP Capital Markets PLC (United Kingdom), 3.51%, 03/17/2025	1,949,000	2,172,682
Canadian Natural Resources Ltd. (Canada)
3.90%, 02/01/2025	1,636,000	1,789,319
2.05%, 07/15/2025	400,000	412,382
Cenovus Energy, Inc. (Canada), 5.38%, 07/15/2025	1,641,000	1,807,204
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/2025	2,698,000	3,096,612
Chevron Corp.
1.55%, 05/11/2025	4,112,000	4,272,831
3.33%, 11/17/2025	1,367,000	1,538,398
Chevron USA, Inc., 0.69%, 08/12/2025	1,238,000	1,242,119
Columbia Pipeline Group, Inc., 4.50%, 06/01/2025	1,560,000	1,796,959
Devon Energy Corp., 5.85%, 12/15/2025	927,000	1,072,073
Diamondback Energy, Inc.
4.75%, 05/31/2025	400,000	446,549
5.38%, 05/31/2025	1,301,000	1,354,616

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Enbridge Energy Partners L.P., 5.88%, 10/15/2025	$818,000	$988,414
Enbridge, Inc. (Canada), 2.50%, 01/15/2025(b)	825,000	870,147
Energy Transfer Operating L.P., 4.05%, 03/15/2025	1,560,000	1,677,498
Enterprise Products Operating LLC, 3.75%, 02/15/2025	1,889,000	2,107,063
EOG Resources, Inc., 3.15%, 04/01/2025	802,000	881,106
Equinor ASA (Norway), 2.88%, 04/06/2025	2,110,000	2,295,545
Exxon Mobil Corp.
2.71%, 03/06/2025	2,889,000	3,118,108
2.99%, 03/19/2025	4,462,000	4,873,829
Kinder Morgan, Inc., 4.30%, 06/01/2025	3,130,000	3,562,630
Marathon Oil Corp., 3.85%, 06/01/2025	1,467,000	1,545,362
Marathon Petroleum Corp., 4.70%, 05/01/2025	2,060,000	2,339,978
MPLX L.P.
4.00%, 02/15/2025	1,091,000	1,200,544
4.88%, 06/01/2025	1,992,000	2,276,651
ONEOK Partners L.P., 4.90%, 03/15/2025	830,000	918,623
Phillips 66, 3.85%, 04/09/2025	1,060,000	1,187,205
Phillips 66 Partners L.P., 3.61%, 02/15/2025	949,000	1,011,177
Plains All American Pipeline L.P./PAA Finance Corp., 4.65%, 10/15/2025	1,778,000	1,947,709
Sabine Pass Liquefaction LLC, 5.63%, 03/01/2025	3,245,000	3,753,657
Shell International Finance B.V. (Netherlands)
2.38%, 04/06/2025	1,907,000	2,042,349
3.25%, 05/11/2025	5,000,000	5,542,091
Spectra Energy Partners L.P., 3.50%, 03/15/2025	816,000	891,764
Suncor Energy, Inc. (Canada), 3.10%, 05/15/2025	910,000	991,428
Total Capital International S.A. (France), 2.43%, 01/10/2025	1,726,000	1,839,660
Valero Energy Corp.
3.65%, 03/15/2025	974,000	1,058,386
2.85%, 04/15/2025	1,729,000	1,818,681
Williams Cos., Inc. (The)
3.90%, 01/15/2025	1,189,000	1,314,702
4.00%, 09/15/2025	1,180,000	1,323,943
		75,593,417
Personal Products-0.22%
Unilever Capital Corp. (United Kingdom), 3.10%, 07/30/2025	1,409,000	1,565,235
Pharmaceuticals-3.54%
AstraZeneca PLC (United Kingdom), 3.38%, 11/16/2025	3,499,000	3,942,987
Bristol-Myers Squibb Co., 3.88%, 08/15/2025	4,010,000	4,573,593
Eli Lilly and Co., 2.75%, 06/01/2025	1,377,000	1,503,637
GlaxoSmithKline Capital, Inc. (United Kingdom), 3.63%, 05/15/2025	2,123,000	2,395,145
Johnson & Johnson
2.63%, 01/15/2025	1,386,000	1,505,215
0.55%, 09/01/2025	1,716,000	1,719,392
Merck & Co., Inc., 2.75%, 02/10/2025	4,056,000	4,399,903
Novartis Capital Corp. (Switzerland)
1.75%, 02/14/2025	604,000	634,533
3.00%, 11/20/2025	3,028,000	3,361,865
	Principal Amount	Value
Pharmaceuticals-(continued)
Pfizer, Inc., 0.80%, 05/28/2025	$403,000	$407,460
Zoetis, Inc., 4.50%, 11/13/2025	1,189,000	1,394,209
		25,837,939
Professional Services-0.24%
Verisk Analytics, Inc., 4.00%, 06/15/2025	1,553,000	1,759,163
Road & Rail-0.69%
Burlington Northern Santa Fe LLC, 3.00%, 04/01/2025	791,000	871,555
Canadian Pacific Railway Co. (Canada), 2.90%, 02/01/2025	1,129,000	1,227,121
CSX Corp., 3.35%, 11/01/2025	989,000	1,107,894
Union Pacific Corp.
3.75%, 07/15/2025	834,000	942,904
3.25%, 08/15/2025	817,000	905,207
		5,054,681
Semiconductors & Semiconductor Equipment-3.03%
Analog Devices, Inc., 3.90%, 12/15/2025	1,404,000	1,602,378
Applied Materials, Inc., 3.90%, 10/01/2025	1,189,000	1,368,916
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.13%, 01/15/2025	1,627,000	1,751,694
Broadcom, Inc., 4.70%, 04/15/2025	3,700,000	4,237,910
Intel Corp.
3.40%, 03/25/2025	2,419,000	2,695,015
3.70%, 07/29/2025	4,246,000	4,806,063
Lam Research Corp., 3.80%, 03/15/2025	810,000	907,096
QUALCOMM, Inc., 3.45%, 05/20/2025	3,174,000	3,542,522
Texas Instruments, Inc., 1.38%, 03/12/2025	1,164,000	1,203,636
		22,115,230
Software-3.40%
Adobe, Inc.
1.90%, 02/01/2025	103,000	108,980
3.25%, 02/01/2025	1,950,000	2,154,034
Intuit, Inc., 0.95%, 07/15/2025	815,000	826,646
Microsoft Corp.
2.70%, 02/12/2025	3,976,000	4,318,807
3.13%, 11/03/2025	5,419,000	6,052,676
Oracle Corp.
2.50%, 04/01/2025	4,609,000	4,948,292
2.95%, 05/15/2025	4,560,000	4,984,155
VMware, Inc., 4.50%, 05/15/2025	1,216,000	1,380,036
		24,773,626
Specialty Retail-1.18%
AutoZone, Inc., 3.63%, 04/15/2025	815,000	908,875
Home Depot, Inc. (The), 3.35%, 09/15/2025	1,653,000	1,865,690
Lowe’s Cos., Inc.
4.00%, 04/15/2025	1,236,000	1,406,959
3.38%, 09/15/2025	1,349,000	1,511,170
Ross Stores, Inc., 4.60%, 04/15/2025	466,000	538,770
TJX Cos., Inc. (The), 3.50%, 04/15/2025	2,128,000	2,368,743
		8,600,207
Technology Hardware, Storage & Peripherals-2.90%
Apple, Inc.
2.75%, 01/13/2025	2,481,000	2,688,181
2.50%, 02/09/2025	2,309,000	2,490,428
1.13%, 05/11/2025	3,654,000	3,737,386
3.20%, 05/13/2025	3,529,000	3,928,790
0.55%, 08/20/2025	2,018,000	2,021,357

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Technology Hardware, Storage & Peripherals-(continued)
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	$4,255,000	$4,959,519
NetApp, Inc., 1.88%, 06/22/2025	1,232,000	1,284,719
		21,110,380
Textiles, Apparel & Luxury Goods-0.57%
NIKE, Inc., 2.40%, 03/27/2025	1,628,000	1,750,507
Tapestry, Inc., 4.25%, 04/01/2025	991,000	1,056,921
VF Corp., 2.40%, 04/23/2025	1,236,000	1,316,244
		4,123,672
Thrifts & Mortgage Finance-0.13%
Radian Group, Inc., 6.63%, 03/15/2025	875,000	970,703
Tobacco-1.14%
Altria Group, Inc., 2.35%, 05/06/2025	1,206,000	1,279,648
Philip Morris International, Inc.
1.50%, 05/01/2025	604,000	624,352
3.38%, 08/11/2025	1,220,000	1,358,133
Reynolds American, Inc. (United Kingdom), 4.45%, 06/12/2025	4,404,000	5,025,966
		8,288,099
Trading Companies & Distributors-1.31%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.50%, 01/15/2025	2,052,000	2,129,102
6.50%, 07/15/2025	751,000	869,064
4.45%, 10/01/2025	1,953,000	2,111,196
Air Lease Corp.
2.30%, 02/01/2025	1,212,000	1,230,278
3.25%, 03/01/2025	1,531,000	1,608,223
3.38%, 07/01/2025	703,000	742,347
WW Grainger, Inc., 1.85%, 02/15/2025	823,000	865,594
		9,555,804
Water Utilities-0.20%
American Water Capital Corp., 3.40%, 03/01/2025	1,330,000	1,471,114
	Principal Amount	Value
Wireless Telecommunication Services-0.56%
Rogers Communications, Inc. (Canada), 3.63%, 12/15/2025	$1,190,000	$1,347,857
Vodafone Group PLC (United Kingdom), 4.13%, 05/30/2025	2,407,000	2,755,231
		4,103,088
Total U.S. Dollar Denominated Bonds & Notes (Cost $683,419,839)		722,229,803
	Shares
Money Market Funds-0.20%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e) (Cost $1,449,074)	1,449,074	1,449,074
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.28% (Cost $684,868,913)		723,678,877
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.48%
Invesco Private Government Fund, 0.02%(d)(e)(f)	1,413,049	1,413,049
Invesco Private Prime Fund, 0.12%(d)(e)(f)	2,118,939	2,119,574
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,532,623)		3,532,623
TOTAL INVESTMENTS IN SECURITIES-99.76% (Cost $688,401,536)		727,211,500
OTHER ASSETS LESS LIABILITIES-0.24%		1,739,229
NET ASSETS-100.00%		$728,950,729

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2020.
(c)	Restricted security. The value of this security at period end represented 1.20% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$11,020,761	$(9,571,687)	$-	$-	$1,449,074	$52
Invesco Premier U.S. Government Money Portfolio, Institutional Class	131,824	1,316,770	(1,448,594)	-	-	-	6
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
November 30, 2020
(Unaudited)
	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,365,192	$8,251,172	$(10,203,315)	$-	$-	$1,413,049	$240*
Invesco Private Prime Fund	1,121,731	7,572,767	(6,575,003)	-	79	2,119,574	477*
Total	$4,618,747	$28,161,470	$(27,798,599)	$-	$79	$4,981,697	$775

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)
November 30, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.04%
Aerospace & Defense-1.14%
General Dynamics Corp., 2.13%, 08/15/2026	$494,000	$531,220
Lockheed Martin Corp., 3.55%, 01/15/2026	1,937,000	2,195,395
Raytheon Technologies Corp., 2.65%, 11/01/2026(b)	921,000	1,015,042
		3,741,657
Air Freight & Logistics-0.42%
FedEx Corp., 3.25%, 04/01/2026	741,000	830,712
United Parcel Service, Inc., 2.40%, 11/15/2026	487,000	531,839
		1,362,551
Airlines-0.43%
Delta Air Lines, Inc., 7.38%, 01/15/2026	1,240,000	1,395,725
Automobiles-0.82%
American Honda Finance Corp., 2.30%, 09/09/2026	514,000	553,898
General Motors Financial Co., Inc.
5.25%, 03/01/2026	1,110,000	1,299,266
4.00%, 10/06/2026	742,000	829,733
		2,682,897
Banks-21.14%
Bank of America Corp.
4.45%, 03/03/2026	1,979,000	2,312,348
3.50%, 04/19/2026	2,480,000	2,808,715
4.25%, 10/22/2026	1,986,000	2,321,405
Barclays PLC (United Kingdom), 5.20%, 05/12/2026	2,000,000	2,320,190
BPCE S.A. (France), 3.38%, 12/02/2026	550,000	622,736
Citigroup, Inc.
3.70%, 01/12/2026	1,938,000	2,196,900
4.60%, 03/09/2026	1,460,000	1,706,610
3.40%, 05/01/2026	1,980,000	2,215,063
3.20%, 10/21/2026	2,971,000	3,302,500
4.30%, 11/20/2026	968,000	1,121,479
Cooperatieve Rabobank U.A. (Netherlands), 3.75%, 07/21/2026	1,400,000	1,577,344
Fifth Third Bank N.A., 3.85%, 03/15/2026	800,000	908,055
HSBC Holdings PLC (United Kingdom)
4.30%, 03/08/2026	3,000,000	3,447,055
4.38%, 11/23/2026	1,500,000	1,716,310
JPMorgan Chase & Co.
3.30%, 04/01/2026	2,479,000	2,770,361
3.20%, 06/15/2026	1,729,000	1,933,408
2.95%, 10/01/2026	2,968,000	3,296,132
7.63%, 10/15/2026	491,000	665,613
4.13%, 12/15/2026	1,979,000	2,317,836
KeyBank N.A., 3.40%, 05/20/2026	800,000	893,510
Lloyds Banking Group PLC (United Kingdom), 4.65%, 03/24/2026	1,500,000	1,714,100
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.85%, 03/01/2026	2,350,000	2,708,176
2.76%, 09/13/2026	800,000	876,352
Mizuho Financial Group, Inc. (Japan), 2.84%, 09/13/2026	1,000,000	1,099,808
Natwest Group PLC (United Kingdom), 4.80%, 04/05/2026	1,500,000	1,756,024
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.78%, 03/09/2026	1,486,000	1,691,799
2.63%, 07/14/2026	2,233,000	2,425,770
3.01%, 10/19/2026	1,453,000	1,609,532
	Principal Amount	Value
Banks-(continued)
Truist Bank
3.30%, 05/15/2026	$800,000	$896,178
3.80%, 10/30/2026	850,000	980,720
U.S. Bancorp
Series V, 2.38%, 07/22/2026	1,338,000	1,451,942
Series W, 3.10%, 04/27/2026	989,000	1,103,534
Wells Fargo & Co.
3.00%, 04/22/2026	3,466,000	3,808,426
4.10%, 06/03/2026	2,417,000	2,782,856
3.00%, 10/23/2026	3,464,000	3,818,006
		69,176,793
Beverages-2.44%
Anheuser-Busch InBev Finance, Inc. (Belgium), 3.65%, 02/01/2026	1,614,000	1,823,412
Coca-Cola Co. (The)
2.55%, 06/01/2026	481,000	528,062
2.25%, 09/01/2026	968,000	1,053,378
Constellation Brands, Inc., 3.70%, 12/06/2026	578,000	663,362
Molson Coors Beverage Co., 3.00%, 07/15/2026	1,942,000	2,117,525
PepsiCo, Inc.
2.85%, 02/24/2026	731,000	808,528
2.38%, 10/06/2026	893,000	974,011
		7,968,278
Biotechnology-3.04%
AbbVie, Inc., 3.20%, 05/14/2026	1,978,000	2,204,637
Amgen, Inc., 2.60%, 08/19/2026	1,227,000	1,332,326
Gilead Sciences, Inc., 3.65%, 03/01/2026	2,725,000	3,091,213
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/2026	2,975,000	3,326,143
		9,954,319
Building Products-0.40%
Johnson Controls International PLC, 3.90%, 02/14/2026	650,000	738,146
Masco Corp., 4.38%, 04/01/2026	497,000	581,228
		1,319,374
Capital Markets-6.64%
Ameriprise Financial, Inc., 2.88%, 09/15/2026	488,000	538,478
Ares Capital Corp., 3.88%, 01/15/2026	1,060,000	1,115,015
Bank of New York Mellon Corp. (The)
2.80%, 05/04/2026	741,000	822,566
2.45%, 08/17/2026	743,000	809,002
Brookfield Finance, Inc. (Canada), 4.25%, 06/02/2026	528,000	611,626
Goldman Sachs Group, Inc. (The)
3.75%, 02/25/2026	1,737,000	1,972,832
3.50%, 11/16/2026	2,725,000	3,057,507
Morgan Stanley
3.88%, 01/27/2026	2,975,000	3,402,787
3.13%, 07/27/2026	2,974,000	3,324,680
6.25%, 08/09/2026	700,000	893,341
4.35%, 09/08/2026	2,180,000	2,561,324
Nasdaq, Inc., 3.85%, 06/30/2026	643,000	737,279
Owl Rock Capital Corp., 4.25%, 01/15/2026	500,000	517,539
Raymond James Financial, Inc., 3.63%, 09/15/2026	493,000	565,815
State Street Corp., 2.65%, 05/19/2026	730,000	802,981
		21,732,772
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Chemicals-0.91%
Ecolab, Inc., 2.70%, 11/01/2026	$738,000	$821,380
FMC Corp., 3.20%, 10/01/2026	480,000	532,834
Linde, Inc., 3.20%, 01/30/2026	723,000	809,015
Westlake Chemical Corp., 3.60%, 08/15/2026	739,000	819,380
		2,982,609
Commercial Services & Supplies-0.17%
Republic Services, Inc., 2.90%, 07/01/2026	508,000	559,614
Communications Equipment-1.01%
Cisco Systems, Inc.
2.95%, 02/28/2026	747,000	832,727
2.50%, 09/20/2026	1,488,000	1,638,055
Hughes Satellite Systems Corp., 5.25%, 08/01/2026	763,000	844,649
		3,315,431
Consumer Finance-0.91%
Capital One Financial Corp., 3.75%, 07/28/2026	1,377,000	1,534,742
Discover Bank, 3.45%, 07/27/2026	800,000	892,560
Synchrony Financial, 3.70%, 08/04/2026	488,000	535,438
		2,962,740
Containers & Packaging-0.21%
International Paper Co., 3.80%, 01/15/2026	603,000	685,707
Diversified Financial Services-0.99%
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	2,477,000	2,782,482
Voya Financial, Inc., 3.65%, 06/15/2026	387,000	443,983
		3,226,465
Diversified Telecommunication Services-1.68%
AT&T, Inc., 4.13%, 02/17/2026	2,620,000	3,038,443
Verizon Communications, Inc., 2.63%, 08/15/2026	2,233,000	2,443,742
		5,482,185
Electric Utilities-4.17%
Cleco Corporate Holdings LLC, 3.74%, 05/01/2026	487,000	524,228
Commonwealth Edison Co., 2.55%, 06/15/2026	394,000	430,284
Duke Energy Carolinas LLC, 2.95%, 12/01/2026	590,000	661,991
Duke Energy Corp., 2.65%, 09/01/2026	1,487,000	1,620,757
Emera US Finance L.P. (Canada), 3.55%, 06/15/2026	738,000	826,648
Entergy Arkansas LLC, 3.50%, 04/01/2026	596,000	673,523
Entergy Corp., 2.95%, 09/01/2026	747,000	825,702
Exelon Corp., 3.40%, 04/15/2026	747,000	839,345
Fortis, Inc. (Canada), 3.06%, 10/04/2026	1,200,000	1,317,806
Pacific Gas and Electric Co., 3.15%, 01/01/2026	1,800,000	1,904,335
PPL Capital Funding, Inc., 3.10%, 05/15/2026	630,000	701,175
Southern Co. (The), 3.25%, 07/01/2026	1,733,000	1,941,264
Virginia Electric & Power Co., Series A, 3.15%, 01/15/2026	738,000	820,768
Xcel Energy, Inc., 3.35%, 12/01/2026	506,000	567,755
		13,655,581
Electrical Equipment-0.23%
Emerson Electric Co., 0.88%, 10/15/2026	740,000	747,604
Electronic Equipment, Instruments & Components-0.19%
Avnet, Inc., 4.63%, 04/15/2026	569,000	632,570
	Principal Amount	Value
Energy Equipment & Services-0.17%
Boardwalk Pipelines L.P., 5.95%, 06/01/2026	$487,000	$567,054
Entertainment-1.43%
Activision Blizzard, Inc., 3.40%, 09/15/2026	852,000	966,370
TWDC Enterprises 18 Corp.
3.00%, 02/13/2026	988,000	1,094,233
1.85%, 07/30/2026	988,000	1,039,393
Walt Disney Co. (The), 1.75%, 01/13/2026	1,500,000	1,564,548
		4,664,544
Equity REITs-4.95%
American Tower Corp.
4.40%, 02/15/2026	492,000	569,180
3.38%, 10/15/2026	988,000	1,108,462
Boston Properties L.P.
3.65%, 02/01/2026	1,075,000	1,211,753
2.75%, 10/01/2026	1,005,000	1,083,163
Brixmor Operating Partnership L.P., 4.13%, 06/15/2026	597,000	663,693
CBRE Services, Inc., 4.88%, 03/01/2026	604,000	708,727
Crown Castle International Corp.
4.45%, 02/15/2026	887,000	1,023,422
3.70%, 06/15/2026	724,000	814,161
ERP Operating L.P., 2.85%, 11/01/2026	495,000	545,672
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 04/15/2026	950,000	1,075,785
Healthpeak Properties, Inc., 3.25%, 07/15/2026	627,000	699,963
Kimco Realty Corp., 2.80%, 10/01/2026	512,000	553,796
LifeStorage L.P., 3.50%, 07/01/2026	387,000	436,702
Omega Healthcare Investors, Inc., 5.25%, 01/15/2026	569,000	636,813
Realty Income Corp., 4.13%, 10/15/2026	648,000	757,461
Sabra Health Care L.P., 5.13%, 08/15/2026	578,000	638,509
Simon Property Group L.P.
3.30%, 01/15/2026	796,000	870,593
3.25%, 11/30/2026	754,000	829,439
Ventas Realty L.P., 4.13%, 01/15/2026	448,000	513,117
VEREIT Operating Partnership L.P., 4.88%, 06/01/2026	587,000	671,890
Welltower, Inc., 4.25%, 04/01/2026	677,000	785,257
		16,197,558
Food & Staples Retailing-1.37%
Kroger Co. (The)
3.50%, 02/01/2026	498,000	559,412
2.65%, 10/15/2026	742,000	810,578
Sysco Corp., 3.30%, 07/15/2026	939,000	1,040,161
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026	1,881,000	2,087,034
		4,497,185
Food Products-1.83%
Archer-Daniels-Midland Co., 2.50%, 08/11/2026	1,090,000	1,185,384
Bunge Ltd. Finance Corp., 3.25%, 08/15/2026	695,000	763,768
Hershey Co. (The), 2.30%, 08/15/2026	498,000	538,336
Ingredion, Inc., 3.20%, 10/01/2026	500,000	554,671
Kellogg Co., 3.25%, 04/01/2026	808,000	906,856
Kraft Heinz Foods Co. (The), 3.00%, 06/01/2026	1,938,000	2,024,163
		5,973,178

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Gas Utilities-0.30%
National Fuel Gas Co., 5.50%, 01/15/2026	$400,000	$449,332
Southern California Gas Co., Series TT, 2.60%, 06/15/2026	500,000	540,578
		989,910
Health Care Equipment & Supplies-1.19%
Abbott Laboratories, 3.75%, 11/30/2026	1,679,000	1,958,575
Baxter International, Inc., 2.60%, 08/15/2026	731,000	797,051
Stryker Corp., 3.50%, 03/15/2026	993,000	1,121,822
		3,877,448
Health Care Providers & Services-2.20%
Cigna Corp., 4.50%, 02/25/2026	1,220,000	1,433,353
CVS Health Corp., 2.88%, 06/01/2026	1,729,000	1,893,879
HCA, Inc., 5.25%, 06/15/2026	1,454,000	1,717,984
Quest Diagnostics, Inc., 3.45%, 06/01/2026	495,000	559,773
UnitedHealth Group, Inc.
1.25%, 01/15/2026	495,000	509,519
3.10%, 03/15/2026	970,000	1,092,554
		7,207,062
Hotels, Restaurants & Leisure-1.00%
Marriott International, Inc., Series R, 3.13%, 06/15/2026	731,000	768,711
McDonald’s Corp., 3.70%, 01/30/2026	1,736,000	1,971,262
Starbucks Corp., 2.45%, 06/15/2026	501,000	542,067
		3,282,040
Household Durables-0.20%
PulteGroup, Inc., 5.50%, 03/01/2026	537,000	646,280
Household Products-0.49%
Procter & Gamble Co. (The)
2.70%, 02/02/2026	598,000	662,280
2.45%, 11/03/2026	851,000	937,693
		1,599,973
Industrial Conglomerates-0.95%
3M Co., 2.25%, 09/19/2026	640,000	690,597
Honeywell International, Inc., 2.50%, 11/01/2026	1,481,000	1,629,315
Roper Technologies, Inc., 3.80%, 12/15/2026	692,000	796,833
		3,116,745
Insurance-2.84%
Allstate Corp. (The), 3.28%, 12/15/2026	536,000	613,114
American International Group, Inc., 3.90%, 04/01/2026	1,488,000	1,700,692
Arch Capital Finance LLC, 4.01%, 12/15/2026	386,000	449,328
Chubb INA Holdings, Inc., 3.35%, 05/03/2026	1,481,000	1,674,835
CNA Financial Corp., 4.50%, 03/01/2026	487,000	572,492
Loews Corp., 3.75%, 04/01/2026	576,000	659,652
Manulife Financial Corp. (Canada), 4.15%, 03/04/2026	991,000	1,160,539
Marsh & McLennan Cos., Inc., 3.75%, 03/14/2026	578,000	659,352
Old Republic International Corp., 3.88%, 08/26/2026	549,000	631,954
Prudential Financial, Inc., 1.50%, 03/10/2026	518,000	534,227
Trinity Acquisition PLC, 4.40%, 03/15/2026	548,000	641,150
		9,297,335
Interactive Media & Services-0.65%
Alphabet, Inc., 2.00%, 08/15/2026	1,980,000	2,123,063
	Principal Amount	Value
Internet & Direct Marketing Retail-0.58%
Booking Holdings, Inc., 3.60%, 06/01/2026	$995,000	$1,121,795
Expedia Group, Inc., 5.00%, 02/15/2026	714,000	775,310
		1,897,105
IT Services-2.65%
Broadridge Financial Solutions, Inc., 3.40%, 06/27/2026	497,000	559,508
Fidelity National Information Services, Inc., 3.00%, 08/15/2026	1,215,000	1,353,512
Fiserv, Inc., 3.20%, 07/01/2026	1,978,000	2,219,822
Global Payments, Inc., 4.80%, 04/01/2026	742,000	878,521
International Business Machines Corp., 3.45%, 02/19/2026	1,300,000	1,482,199
Mastercard, Inc., 2.95%, 11/21/2026	745,000	837,818
PayPal Holdings, Inc., 2.65%, 10/01/2026	1,237,000	1,352,573
		8,683,953
Leisure Products-0.23%
Hasbro, Inc., 3.55%, 11/19/2026	689,000	761,203
Life Sciences Tools & Services-0.40%
Thermo Fisher Scientific, Inc., 2.95%, 09/19/2026	1,188,000	1,322,755
Machinery-1.27%
CNH Industrial Capital LLC, 1.88%, 01/15/2026	200,000	204,948
Fortive Corp., 3.15%, 06/15/2026	845,000	936,183
Illinois Tool Works, Inc., 2.65%, 11/15/2026	995,000	1,100,864
John Deere Capital Corp., 2.65%, 06/10/2026	491,000	539,297
Wabtec Corp., 3.45%, 11/15/2026	614,000	668,834
Xylem, Inc., 3.25%, 11/01/2026	626,000	701,874
		4,152,000
Media-1.84%
Comcast Corp., 3.15%, 03/01/2026	2,179,000	2,431,099
Discovery Communications LLC, 4.90%, 03/11/2026	695,000	815,162
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	1,421,000	1,612,892
ViacomCBS, Inc.
4.00%, 01/15/2026	848,000	968,377
3.45%, 10/04/2026	166,000	179,387
		6,006,917
Multiline Retail-0.33%
Target Corp., 2.50%, 04/15/2026	968,000	1,067,382
Multi-Utilities-0.36%
DTE Energy Co., 2.85%, 10/01/2026	596,000	652,885
San Diego Gas & Electric Co., 2.50%, 05/15/2026	499,000	540,851
		1,193,736
Oil, Gas & Consumable Fuels-9.53%
Chevron Corp., 2.95%, 05/16/2026	2,227,000	2,467,242
ConocoPhillips, 4.95%, 03/15/2026	1,241,000	1,491,492
Diamondback Energy, Inc., 3.25%, 12/01/2026	827,000	876,601
Enbridge, Inc. (Canada), 4.25%, 12/01/2026	755,000	875,178
Energy Transfer Operating L.P., 4.75%, 01/15/2026	978,000	1,088,284
Enterprise Products Operating LLC, 3.70%, 02/15/2026	865,000	976,135
EOG Resources, Inc., 4.15%, 01/15/2026	738,000	854,547
Equinor ASA (Norway), 1.75%, 01/22/2026	740,000	774,358

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Exxon Mobil Corp.
3.04%, 03/01/2026	$2,476,000	$2,740,409
2.28%, 08/16/2026	998,000	1,074,294
HollyFrontier Corp., 5.88%, 04/01/2026	986,000	1,074,545
Jagged Peak Energy LLC, 5.88%, 05/01/2026	487,000	506,560
Magellan Midstream Partners L.P., 5.00%, 03/01/2026	648,000	770,391
MPLX L.P., 1.75%, 03/01/2026	1,400,000	1,419,848
Newfield Exploration Co., 5.38%, 01/01/2026	697,000	731,029
ONEOK, Inc., 5.85%, 01/15/2026	600,000	701,799
Phillips 66 Partners L.P., 3.55%, 10/01/2026	607,000	649,360
Pioneer Natural Resources Co., 4.45%, 01/15/2026	501,000	580,705
Plains All American Pipeline L.P./PAA Finance Corp., 4.50%, 12/15/2026	750,000	823,486
Sabine Pass Liquefaction LLC, 5.88%, 06/30/2026	1,482,000	1,778,626
Shell International Finance B.V. (Netherlands)
2.88%, 05/10/2026	1,731,000	1,915,829
2.50%, 09/12/2026	991,000	1,083,932
Spectra Energy Partners L.P., 3.38%, 10/15/2026	598,000	664,160
Sunoco Logistics Partners Operations L.P., 3.90%, 07/15/2026	541,000	581,276
TransCanada PipeLines Ltd. (Canada), 4.88%, 01/15/2026	828,000	982,526
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/2026	978,000	1,271,544
Valero Energy Corp., 3.40%, 09/15/2026	1,235,000	1,333,004
Valero Energy Partners L.P., 4.38%, 12/15/2026	486,000	552,306
WPX Energy, Inc., 5.75%, 06/01/2026	500,000	527,000
		31,166,466
Personal Products-0.88%
Unilever Capital Corp. (United Kingdom), 2.00%, 07/28/2026	2,703,000	2,884,670
Pharmaceuticals-3.40%
AstraZeneca PLC (United Kingdom), 0.70%, 04/08/2026	1,190,000	1,188,072
Johnson & Johnson, 2.45%, 03/01/2026	1,979,000	2,156,070
Merck & Co., Inc., 0.75%, 02/24/2026	990,000	991,400
Perrigo Finance Unlimited Co., 4.38%, 03/15/2026	800,000	893,180
Pfizer, Inc.
2.75%, 06/03/2026	1,242,000	1,376,559
3.00%, 12/15/2026	1,729,000	1,955,374
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	2,230,000	2,546,756
		11,107,411
Professional Services-0.17%
Thomson Reuters Corp. (Canada), 3.35%, 05/15/2026	491,000	549,724
Road & Rail-0.81%
Canadian National Railway Co. (Canada), 2.75%, 03/01/2026	481,000	530,719
CSX Corp., 2.60%, 11/01/2026	690,000	754,026
Norfolk Southern Corp., 2.90%, 06/15/2026	607,000	672,908
Union Pacific Corp., 2.75%, 03/01/2026	634,000	692,733
		2,650,386
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-0.95%
Analog Devices, Inc., 3.50%, 12/05/2026	$816,000	$927,047
Intel Corp., 2.60%, 05/19/2026	969,000	1,061,995
NVIDIA Corp., 3.20%, 09/16/2026	995,000	1,124,553
		3,113,595
Software-2.31%
Microsoft Corp., 2.40%, 08/08/2026	3,959,000	4,320,413
Oracle Corp., 2.65%, 07/15/2026	2,969,000	3,243,268
		7,563,681
Specialty Retail-1.70%
Home Depot, Inc. (The)
3.00%, 04/01/2026	1,283,000	1,430,969
2.13%, 09/15/2026	990,000	1,064,723
Lowe’s Cos., Inc., 2.50%, 04/15/2026	1,338,000	1,450,673
O’Reilly Automotive, Inc., 3.55%, 03/15/2026	489,000	551,413
TJX Cos., Inc. (The), 2.25%, 09/15/2026	988,000	1,064,175
		5,561,953
Technology Hardware, Storage & Peripherals-3.51%
Apple, Inc.
3.25%, 02/23/2026	3,219,000	3,610,857
2.45%, 08/04/2026	2,231,000	2,430,476
2.05%, 09/11/2026	1,978,000	2,118,132
Hewlett Packard Enterprise Co., 1.75%, 04/01/2026	800,000	820,464
Western Digital Corp., 4.75%, 02/15/2026	2,280,000	2,493,037
		11,472,966
Textiles, Apparel & Luxury Goods-0.33%
NIKE, Inc., 2.38%, 11/01/2026	988,000	1,079,193
Tobacco-0.89%
Altria Group, Inc., 2.63%, 09/16/2026	433,000	466,704
BAT Capital Corp. (United Kingdom), 3.22%, 09/06/2026	998,000	1,090,125
BAT International Finance PLC (United Kingdom), 1.67%, 03/25/2026	550,000	560,674
Philip Morris International, Inc., 2.75%, 02/25/2026	738,000	806,203
		2,923,706
Trading Companies & Distributors-0.22%
Air Lease Corp., 2.88%, 01/15/2026	680,000	704,975
Wireless Telecommunication Services-0.17%
Rogers Communications, Inc. (Canada), 2.90%, 11/15/2026	497,000	552,550
Total U.S. Dollar Denominated Bonds & Notes (Cost $302,532,866)		324,040,574
	Shares
Money Market Funds-0.17%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(c)(d) (Cost $556,678)	556,678	556,678
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.21% (Cost $303,089,544)		324,597,252

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.00%
Invesco Private Government Fund, 0.02%(c)(d)(e)	1,808	$1,808
Invesco Private Prime Fund, 0.12%(c)(d)(e)	2,711	2,712
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,520)		4,520
TOTAL INVESTMENTS IN SECURITIES-99.21% (Cost $303,094,064)		324,601,772
OTHER ASSETS LESS LIABILITIES-0.79%		2,571,209
NET ASSETS-100.00%		$327,172,981

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2020.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,419,501	$(2,862,823)	$-	$-	$556,678	$25
Invesco Premier U.S. Government Money Portfolio, Institutional Class	550,632	1,830,394	(2,381,026)	-	-	-	9
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,816,835	704,402	(2,519,429)	-	-	1,808	71*
Invesco Private Prime Fund	605,612	539,639	(1,142,600)	-	61	2,712	78*
Total	$2,973,079	$6,493,936	$(8,905,878)	$-	$61	$561,198	$183

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2027 Corporate Bond ETF (BSCR)
November 30, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.19%
Aerospace & Defense-2.41%
Boeing Co. (The), 5.04%, 05/01/2027	$1,700,000	$1,949,486
General Dynamics Corp.
3.50%, 04/01/2027	600,000	692,634
2.63%, 11/15/2027	437,000	479,926
Howmet Aerospace, Inc., 5.90%, 02/01/2027(b)	416,000	483,596
Huntington Ingalls Industries, Inc., 3.48%, 12/01/2027	506,000	566,901
Northrop Grumman Corp., 3.20%, 02/01/2027	785,000	879,873
Raytheon Technologies Corp., 3.13%, 05/04/2027	876,000	982,075
		6,034,491
Air Freight & Logistics-0.37%
United Parcel Service, Inc., 3.05%, 11/15/2027	812,000	922,717
Airlines-0.77%
Southwest Airlines Co., 5.13%, 06/15/2027	1,650,000	1,922,813
Auto Components-0.66%
BorgWarner, Inc., 2.65%, 07/01/2027	900,000	961,128
Lear Corp., 3.80%, 09/15/2027	618,000	681,232
		1,642,360
Automobiles-2.18%
American Honda Finance Corp., 2.35%, 01/08/2027	406,000	435,493
General Motors Co.
4.20%, 10/01/2027	585,000	658,967
6.80%, 10/01/2027	800,000	1,031,603
General Motors Financial Co., Inc.
4.35%, 01/17/2027	1,124,000	1,279,550
2.70%, 08/20/2027	800,000	845,451
Toyota Motor Credit Corp.
3.20%, 01/11/2027	623,000	702,110
1.15%, 08/13/2027	500,000	500,192
		5,453,366
Banks-11.42%
Banco Santander S.A. (Spain), 4.25%, 04/11/2027	800,000	919,666
Bank of America Corp.
3.25%, 10/21/2027	2,032,000	2,260,335
Series L, 4.18%, 11/25/2027	1,633,000	1,889,249
Citigroup, Inc., 4.45%, 09/29/2027	3,186,000	3,740,376
Fifth Third Bancorp, 2.55%, 05/05/2027	600,000	648,737
Fifth Third Bank, 2.25%, 02/01/2027	400,000	424,536
JPMorgan Chase & Co.
8.00%, 04/29/2027	409,000	564,748
4.25%, 10/01/2027	1,261,000	1,487,268
3.63%, 12/01/2027	903,000	1,024,730
KeyCorp, 2.25%, 04/06/2027	700,000	744,095
Lloyds Banking Group PLC (United Kingdom), 3.75%, 01/11/2027	1,050,000	1,185,114
Manufacturers and Traders Trust Co., 3.40%, 08/17/2027	250,000	281,332
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.68%, 02/22/2027	812,000	931,017
3.29%, 07/25/2027	812,000	910,939
Mizuho Financial Group, Inc. (Japan)
3.66%, 02/28/2027	400,000	454,117
3.17%, 09/11/2027	900,000	1,003,835
PNC Bank N.A., 3.10%, 10/25/2027	900,000	1,010,246
	Principal Amount	Value
Banks-(continued)
PNC Financial Services Group, Inc. (The), 3.15%, 05/19/2027	$618,000	$696,121
Santander Holdings USA, Inc., 4.40%, 07/13/2027	812,000	921,176
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.45%, 01/11/2027	1,027,000	1,151,798
3.36%, 07/12/2027	1,429,000	1,615,445
3.35%, 10/18/2027	607,000	681,817
Truist Financial Corp., 1.13%, 08/03/2027	600,000	599,261
U.S. Bancorp, Series X, 3.15%, 04/27/2027	1,060,000	1,198,552
Wells Fargo & Co., 4.30%, 07/22/2027	1,946,000	2,271,453
		28,615,963
Beverages-1.99%
Coca-Cola Co. (The)
3.38%, 03/25/2027	820,000	942,586
2.90%, 05/25/2027	411,000	458,363
1.45%, 06/01/2027	1,245,000	1,283,277
Constellation Brands, Inc., 3.50%, 05/09/2027	411,000	466,027
PepsiCo, Inc.
2.63%, 03/19/2027	400,000	440,659
3.00%, 10/15/2027	1,229,000	1,385,908
		4,976,820
Biotechnology-1.67%
Amgen, Inc.
2.20%, 02/21/2027	1,366,000	1,450,824
3.20%, 11/02/2027	855,000	962,146
Gilead Sciences, Inc.
2.95%, 03/01/2027	1,055,000	1,167,462
1.20%, 10/01/2027	600,000	603,600
		4,184,032
Capital Markets-5.16%
Bank of New York Mellon Corp. (The), 3.25%, 05/16/2027	615,000	696,742
BlackRock, Inc., 3.20%, 03/15/2027	610,000	687,991
Cboe Global Markets, Inc., 3.65%, 01/12/2027	542,000	621,364
Charles Schwab Corp. (The), 3.20%, 03/02/2027	518,000	581,268
Goldman Sachs Group, Inc. (The)
5.95%, 01/15/2027	735,000	931,281
3.85%, 01/26/2027	2,469,000	2,823,891
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.85%, 01/15/2027	618,000	721,865
Morgan Stanley
3.63%, 01/20/2027	2,543,000	2,908,775
3.95%, 04/23/2027	1,570,000	1,810,687
S&P Global, Inc., 2.95%, 01/22/2027	407,000	451,086
TD Ameritrade Holding Corp., 3.30%, 04/01/2027	620,000	698,673
		12,933,623
Chemicals-1.58%
Air Products and Chemicals, Inc., 1.85%, 05/15/2027	500,000	527,514
Ecolab, Inc., 3.25%, 12/01/2027	410,000	465,326
LYB International Finance II B.V., 3.50%, 03/02/2027	823,000	921,119
Mosaic Co. (The), 4.05%, 11/15/2027(b)	615,000	693,808
Sherwin-Williams Co. (The), 3.45%, 06/01/2027	1,194,000	1,360,602
		3,968,369
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Commercial Services & Supplies-0.96%
Cintas Corp. No. 2, 3.70%, 04/01/2027	$855,000	$985,095
Republic Services, Inc., 3.38%, 11/15/2027	514,000	585,781
Waste Management, Inc., 3.15%, 11/15/2027	736,000	833,227
		2,404,103
Communications Equipment-0.19%
Nokia OYJ (Finland), 4.38%, 06/12/2027	432,000	470,580
Construction Materials-0.19%
Martin Marietta Materials, Inc., 3.50%, 12/15/2027	414,000	468,222
Consumer Finance-2.37%
American Express Credit Corp., 3.30%, 05/03/2027	1,676,000	1,902,868
Capital One Financial Corp.
3.75%, 03/09/2027	1,105,000	1,259,657
3.65%, 05/11/2027	820,000	931,905
Discover Financial Services, 4.10%, 02/09/2027	823,000	935,169
Synchrony Financial, 3.95%, 12/01/2027	823,000	913,818
		5,943,417
Containers & Packaging-0.47%
International Paper Co., 3.00%, 02/15/2027	623,000	686,653
Packaging Corp. of America, 3.40%, 12/15/2027	433,000	484,352
		1,171,005
Diversified Financial Services-0.18%
ORIX Corp. (Japan), 3.70%, 07/18/2027	392,000	447,953
Diversified Telecommunication Services-4.11%
AT&T, Inc.
4.25%, 03/01/2027	1,644,000	1,930,070
2.30%, 06/01/2027	1,850,000	1,968,208
Telefonica Emisiones S.A. (Spain), 4.10%, 03/08/2027	1,350,000	1,551,062
TELUS Corp. (Canada)
2.80%, 02/16/2027	474,000	516,166
3.70%, 09/15/2027	417,000	474,858
Verizon Communications, Inc.
4.13%, 03/16/2027	2,701,000	3,205,247
3.00%, 03/22/2027	575,000	639,722
		10,285,333
Electric Utilities-2.84%
American Electric Power Co., Inc., 3.20%, 11/13/2027	414,000	464,091
Duke Energy Corp., 3.15%, 08/15/2027	615,000	687,233
Duke Energy Florida LLC, 3.20%, 01/15/2027	518,000	583,271
Edison International, 5.75%, 06/15/2027	569,000	666,895
FirstEnergy Corp., Series B, 3.90%, 07/15/2027	1,347,000	1,490,149
ITC Holdings Corp., 3.35%, 11/15/2027	434,000	484,449
NextEra Energy Capital Holdings, Inc., 3.55%, 05/01/2027	1,219,000	1,392,236
NSTAR Electric Co., 3.20%, 05/15/2027	615,000	693,453
Virginia Electric & Power Co., Series A, 3.50%, 03/15/2027	572,000	655,794
		7,117,571
Electrical Equipment-0.40%
Eaton Corp., 3.10%, 09/15/2027	518,000	579,523
Emerson Electric Co., 1.80%, 10/15/2027	400,000	420,990
		1,000,513
	Principal Amount	Value
Electronic Equipment, Instruments & Components-0.30%
Keysight Technologies, Inc., 4.60%, 04/06/2027	$631,000	$752,717
Energy Equipment & Services-0.67%
Baker Hughes, a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	1,108,000	1,222,197
Boardwalk Pipelines L.P., 4.45%, 07/15/2027	421,000	462,145
		1,684,342
Entertainment-0.55%
TWDC Enterprises 18 Corp., 2.95%, 06/15/2027(b)	823,000	914,857
Walt Disney Co. (The), 3.70%, 03/23/2027	400,000	459,980
		1,374,837
Equity REITs-3.71%
American Tower Corp.
2.75%, 01/15/2027	669,000	724,810
3.55%, 07/15/2027	618,000	698,936
Crown Castle International Corp.
4.00%, 03/01/2027	391,000	447,122
3.65%, 09/01/2027	823,000	930,993
Digital Realty Trust L.P., 3.70%, 08/15/2027	821,000	944,179
Healthcare Trust of America Holdings L.P., 3.75%, 07/01/2027	417,000	468,489
Mid-America Apartments L.P., 3.60%, 06/01/2027	606,000	683,658
Omega Healthcare Investors, Inc., 4.50%, 04/01/2027	571,000	630,451
Public Storage, 3.09%, 09/15/2027	393,000	441,540
Realty Income Corp., 3.00%, 01/15/2027	488,000	533,763
Regency Centers L.P., 3.60%, 02/01/2027	418,000	455,963
Simon Property Group L.P.
3.38%, 06/15/2027	635,000	697,689
3.38%, 12/01/2027	606,000	666,296
VEREIT Operating Partnership L.P., 3.95%, 08/15/2027	488,000	540,420
Welltower, Inc., 2.70%, 02/15/2027	406,000	441,408
		9,305,717
Food & Staples Retailing-1.53%
Costco Wholesale Corp.
3.00%, 05/18/2027	884,000	998,620
1.38%, 06/20/2027	1,020,000	1,049,611
Kroger Co. (The), 3.70%, 08/01/2027	487,000	564,223
Sysco Corp., 3.25%, 07/15/2027	610,000	674,345
Walmart, Inc., 5.88%, 04/05/2027	430,000	549,186
		3,835,985
Food Products-1.68%
Bunge Ltd. Finance Corp., 3.75%, 09/25/2027	518,000	578,253
General Mills, Inc., 3.20%, 02/10/2027	615,000	696,268
JM Smucker Co. (The), 3.38%, 12/15/2027	383,000	428,577
Kellogg Co., 3.40%, 11/15/2027	518,000	588,472
McCormick & Co., Inc., 3.40%, 08/15/2027	615,000	695,970
Tyson Foods, Inc., 3.55%, 06/02/2027	1,065,000	1,220,995
		4,208,535
Gas Utilities-0.15%
Atmos Energy Corp., 3.00%, 06/15/2027	335,000	373,655
Health Care Equipment & Supplies-0.62%
Becton, Dickinson and Co., 3.70%, 06/06/2027	1,356,000	1,558,086

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Health Care Providers & Services-5.87%
AmerisourceBergen Corp., 3.45%, 12/15/2027	$615,000	$703,380
Anthem, Inc., 3.65%, 12/01/2027	1,308,000	1,502,267
Cardinal Health, Inc., 3.41%, 06/15/2027	1,125,000	1,267,806
Centene Corp., 4.25%, 12/15/2027	2,100,000	2,224,184
Cigna Corp.
3.40%, 03/01/2027	1,100,000	1,238,096
3.05%, 10/15/2027	400,000	445,899
CVS Health Corp.
3.63%, 04/01/2027	650,000	739,567
1.30%, 08/21/2027(b)	1,200,000	1,204,436
HCA, Inc., 4.50%, 02/15/2027(b)	1,019,000	1,172,645
Humana, Inc., 3.95%, 03/15/2027	517,000	595,438
Kaiser Foundation Hospitals, 3.15%, 05/01/2027	431,000	481,736
Laboratory Corp. of America Holdings, 3.60%, 09/01/2027	418,000	478,385
SSM Health Care Corp., Series A, 3.82%, 06/01/2027	417,000	468,046
UnitedHealth Group, Inc.
3.45%, 01/15/2027	584,000	669,557
3.38%, 04/15/2027	518,000	592,512
2.95%, 10/15/2027	823,000	924,893
		14,708,847
Hotels, Restaurants & Leisure-1.05%
Darden Restaurants, Inc., 3.85%, 05/01/2027	430,000	469,537
McDonald’s Corp.
3.50%, 03/01/2027	691,000	788,242
3.50%, 07/01/2027	815,000	933,903
Starbucks Corp., 2.00%, 03/12/2027	410,000	435,041
		2,626,723
Household Durables-0.72%
Leggett & Platt, Inc., 3.50%, 11/15/2027	334,000	362,482
Lennar Corp., 4.75%, 11/29/2027	715,000	849,063
PulteGroup, Inc., 5.00%, 01/15/2027	501,000	592,595
		1,804,140
Household Products-0.65%
Kimberly-Clark Corp., 1.05%, 09/15/2027	490,000	495,532
Procter & Gamble Co. (The)
2.80%, 03/25/2027	400,000	446,317
2.85%, 08/11/2027	618,000	695,737
		1,637,586
Industrial Conglomerates-1.13%
3M Co., 2.88%, 10/15/2027	715,000	795,531
Carlisle Cos., Inc., 3.75%, 12/01/2027	518,000	588,419
General Electric Co., 3.45%, 05/01/2027	770,000	847,836
Roper Technologies, Inc., 1.40%, 09/15/2027	600,000	607,569
		2,839,355
Insurance-1.47%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	430,000	485,672
Aon Corp., 8.21%, 01/01/2027	400,000	541,345
Brighthouse Financial, Inc., 3.70%, 06/22/2027	1,204,000	1,311,154
CNA Financial Corp., 3.45%, 08/15/2027	411,000	465,585
Manulife Financial Corp. (Canada), 2.48%, 05/19/2027	400,000	433,209
Progressive Corp. (The), 2.45%, 01/15/2027	407,000	444,769
		3,681,734
	Principal Amount	Value
Interactive Media & Services-0.34%
Alphabet, Inc., 0.80%, 08/15/2027	$850,000	$847,802
Internet & Direct Marketing Retail-2.54%
Amazon.com, Inc.
1.20%, 06/03/2027	1,000,000	1,020,528
3.15%, 08/22/2027	2,954,000	3,362,346
Booking Holdings, Inc., 4.50%, 04/13/2027	600,000	708,755
eBay, Inc., 3.60%, 06/05/2027	691,000	782,472
QVC, Inc., 4.75%, 02/15/2027	470,000	485,832
		6,359,933
IT Services-2.30%
Fiserv, Inc., 2.25%, 06/01/2027	800,000	852,457
International Business Machines Corp.
3.30%, 01/27/2027	400,000	450,458
1.70%, 05/15/2027	1,100,000	1,142,316
Mastercard, Inc., 3.30%, 03/26/2027	800,000	913,499
Visa, Inc.
1.90%, 04/15/2027	1,217,000	1,289,624
0.75%, 08/15/2027	400,000	398,066
2.75%, 09/15/2027	640,000	714,338
		5,760,758
Leisure Products-0.15%
Hasbro, Inc., 3.50%, 09/15/2027	339,000	367,148
Life Sciences Tools & Services-0.28%
Thermo Fisher Scientific, Inc., 3.20%, 08/15/2027	615,000	695,191
Machinery-1.19%
Caterpillar Financial Services Corp., 1.10%, 09/14/2027	600,000	606,339
CNH Industrial N.V. (United Kingdom), 3.85%, 11/15/2027	432,000	480,451
John Deere Capital Corp.
1.75%, 03/09/2027	413,000	435,558
2.80%, 09/08/2027	406,000	452,694
Otis Worldwide Corp., 2.29%, 04/05/2027	400,000	428,676
Parker-Hannifin Corp., 3.25%, 03/01/2027	518,000	577,172
		2,980,890
Media-1.51%
Comcast Corp.
2.35%, 01/15/2027	1,183,000	1,273,679
3.30%, 02/01/2027	1,019,000	1,151,092
3.30%, 04/01/2027	650,000	735,294
ViacomCBS, Inc., 2.90%, 01/15/2027	578,000	632,142
		3,792,207
Multiline Retail-0.24%
Dollar General Corp., 3.88%, 04/15/2027	516,000	597,443
Multi-Utilities-0.83%
DTE Energy Co., 3.80%, 03/15/2027	408,000	465,582
NiSource, Inc., 3.49%, 05/15/2027	823,000	927,174
Sempra Energy, 3.25%, 06/15/2027	615,000	682,054
		2,074,810
Oil, Gas & Consumable Fuels-7.84%
BP Capital Markets America, Inc., 3.54%, 04/06/2027	400,000	449,898
BP Capital Markets PLC (United Kingdom), 3.28%, 09/19/2027	1,229,000	1,374,862
Canadian Natural Resources Ltd. (Canada), 3.85%, 06/01/2027	1,004,000	1,111,051

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Cenovus Energy, Inc. (Canada), 4.25%, 04/15/2027	$830,000	$885,791
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027	1,238,000	1,438,420
Chevron Corp., 2.00%, 05/11/2027	785,000	832,633
Chevron USA, Inc., 1.02%, 08/12/2027	600,000	601,317
Cimarex Energy Co., 3.90%, 05/15/2027	618,000	677,406
Concho Resources, Inc., 3.75%, 10/01/2027	823,000	936,689
Enable Midstream Partners L.P., 4.40%, 03/15/2027	518,000	502,584
Enbridge, Inc. (Canada), 3.70%, 07/15/2027	543,000	610,577
Energy Transfer Operating L.P., 4.20%, 04/15/2027	518,000	562,564
Enterprise Products Operating LLC, 3.95%, 02/15/2027	417,000	480,993
Equinor ASA (Norway), 3.00%, 04/06/2027	400,000	444,859
Exxon Mobil Corp., 3.29%, 03/19/2027	850,000	959,162
Hess Corp., 4.30%, 04/01/2027	785,000	847,419
Marathon Oil Corp., 4.40%, 07/15/2027(b)	818,000	893,027
MPLX L.P., 4.13%, 03/01/2027	1,023,000	1,155,164
ONEOK, Inc., 4.00%, 07/13/2027	418,000	452,971
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027	1,250,000	1,448,704
Sunoco Logistics Partners Operations L.P., 4.00%, 10/01/2027	622,000	669,438
TC PipeLines L.P., 3.90%, 05/25/2027	418,000	464,858
Valero Energy Corp., 2.15%, 09/15/2027	500,000	498,592
Williams Cos., Inc. (The), 3.75%, 06/15/2027	1,192,000	1,342,707
		19,641,686
Personal Products-0.58%
Estee Lauder Cos., Inc. (The), 3.15%, 03/15/2027	430,000	483,604
Unilever Capital Corp. (United Kingdom), 2.90%, 05/05/2027	875,000	975,985
		1,459,589
Pharmaceuticals-2.72%
AstraZeneca PLC (United Kingdom), 3.13%, 06/12/2027	616,000	694,839
Bristol-Myers Squibb Co., 3.25%, 02/27/2027	617,000	703,371
Eli Lilly and Co., 3.10%, 05/15/2027	417,000	467,792
Johnson & Johnson
2.95%, 03/03/2027	813,000	911,570
0.95%, 09/01/2027	1,300,000	1,306,035
Novartis Capital Corp. (Switzerland)
2.00%, 02/14/2027	1,025,000	1,092,596
3.10%, 05/17/2027	823,000	928,686
Zoetis, Inc., 3.00%, 09/12/2027	620,000	696,703
		6,801,592
Road & Rail-0.85%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/2027(b)	417,000	474,871
CSX Corp., 3.25%, 06/01/2027	693,000	783,654
Union Pacific Corp.
2.15%, 02/05/2027	400,000	425,785
3.00%, 04/15/2027	408,000	452,522
		2,136,832
Semiconductors & Semiconductor Equipment-4.49%
Applied Materials, Inc., 3.30%, 04/01/2027	985,000	1,122,821
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	$4,011,000	$4,507,402
Intel Corp.
3.75%, 03/25/2027	814,000	947,270
3.15%, 05/11/2027	849,000	958,996
Maxim Integrated Products, Inc., 3.45%, 06/15/2027	435,000	491,557
Micron Technology, Inc., 4.19%, 02/15/2027	770,000	889,876
QUALCOMM, Inc., 3.25%, 05/20/2027	1,639,000	1,860,621
Texas Instruments, Inc., 2.90%, 11/03/2027	413,000	464,852
		11,243,395
Software-5.03%
Adobe, Inc., 2.15%, 02/01/2027	700,000	752,726
Autodesk, Inc., 3.50%, 06/15/2027	418,000	474,799
Citrix Systems, Inc., 4.50%, 12/01/2027	672,000	771,655
Intuit, Inc., 1.35%, 07/15/2027	400,000	408,102
Microsoft Corp., 3.30%, 02/06/2027	3,271,000	3,738,775
Oracle Corp.
2.80%, 04/01/2027	1,920,000	2,117,377
3.25%, 11/15/2027	2,290,000	2,602,854
VMware, Inc.
4.65%, 05/15/2027	400,000	468,457
3.90%, 08/21/2027	1,125,000	1,260,409
		12,595,154
Specialty Retail-1.96%
AutoZone, Inc., 3.75%, 06/01/2027	487,000	559,917
Home Depot, Inc. (The)
2.50%, 04/15/2027(b)	600,000	656,794
2.80%, 09/14/2027	823,000	917,511
Lowe’s Cos., Inc., 3.10%, 05/03/2027	1,221,000	1,368,333
O’Reilly Automotive, Inc., 3.60%, 09/01/2027	623,000	710,157
TJX Cos., Inc. (The), 3.75%, 04/15/2027	600,000	696,044
		4,908,756
Technology Hardware, Storage & Peripherals-3.61%
Apple, Inc.
3.35%, 02/09/2027	1,860,000	2,120,005
3.20%, 05/11/2027	1,641,000	1,862,377
3.00%, 06/20/2027	816,000	919,146
2.90%, 09/12/2027	1,631,000	1,828,478
3.00%, 11/13/2027	1,250,000	1,414,607
NetApp, Inc., 2.38%, 06/22/2027	400,000	424,507
Seagate HDD Cayman, 4.88%, 06/01/2027	417,000	476,653
		9,045,773
Textiles, Apparel & Luxury Goods-0.77%
NIKE, Inc., 2.75%, 03/27/2027	800,000	888,937
Tapestry, Inc., 4.13%, 07/15/2027	518,000	550,607
VF Corp., 2.80%, 04/23/2027	448,000	489,061
		1,928,605
Tobacco-0.53%
BAT Capital Corp. (United Kingdom), 4.70%, 04/02/2027	735,000	862,015
Philip Morris International, Inc., 3.13%, 08/17/2027	412,000	463,178
		1,325,193

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Trading Companies & Distributors-1.19%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.65%, 07/21/2027	$850,000	$880,363
4.63%, 10/15/2027	500,000	544,902
Air Lease Corp.
3.63%, 04/01/2027	408,000	429,620
3.63%, 12/01/2027	392,000	413,971
United Rentals North America, Inc., 3.88%, 11/15/2027	679,000	712,393
		2,981,249
Water Utilities-0.22%
American Water Capital Corp., 2.95%, 09/01/2027	494,000	546,401
Total U.S. Dollar Denominated Bonds & Notes (Cost $232,272,260)		248,445,917
	Shares
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(c)(d) (Cost $71,347)	71,347	71,347
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.22% (Cost $232,343,607)		248,517,264
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.28%
Invesco Private Government Fund, 0.02%(c)(d)(e)	1,280,593	$1,280,593
Invesco Private Prime Fund, 0.12%(c)(d)(e)	1,920,313	1,920,889
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,201,482)		3,201,482
TOTAL INVESTMENTS IN SECURITIES-100.50% (Cost $235,545,089)		251,718,746
OTHER ASSETS LESS LIABILITIES-(0.50)%		(1,244,117)
NET ASSETS-100.00%		$250,474,629

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2020.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,139,581	$(2,068,234)	$-	$-	$71,347	$17
Invesco Premier U.S. Government Money Portfolio, Institutional Class	423,814	481,845	(905,659)	-	-	-	4
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	318,646	5,504,458	(4,542,511)	-	-	1,280,593	88*
Invesco Private Prime Fund	106,232	4,076,615	(2,262,012)	-	54	1,920,889	241*
Total	$848,692	$12,202,499	$(9,778,416)	$-	$54	$3,272,829	$350

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
November 30, 2020
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2028 Corporate Bond ETF (BSCS)
November 30, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.08%
Aerospace & Defense-4.99%
General Dynamics Corp., 3.75%, 05/15/2028	$1,038,000	$1,220,348
L3Harris Technologies, Inc., 4.40%, 06/15/2028	805,000	966,046
Northrop Grumman Corp., 3.25%, 01/15/2028	2,033,000	2,295,296
Raytheon Technologies Corp., 4.13%, 11/16/2028	2,865,000	3,422,166
		7,903,856
Air Freight & Logistics-0.80%
C.H. Robinson Worldwide, Inc., 4.20%, 04/15/2028	581,000	681,452
FedEx Corp., 3.40%, 02/15/2028	515,000	590,528
		1,271,980
Airlines-0.75%
Delta Air Lines Pass-Through Trust, Series 2020-1, Class AA, 2.00%, 06/10/2028	780,000	775,944
Delta Air Lines, Inc., 4.38%, 04/19/2028(b)	414,000	406,366
		1,182,310
Automobiles-1.54%
American Honda Finance Corp., 3.50%, 02/15/2028	515,000	592,252
General Motors Co., 5.00%, 10/01/2028	694,000	829,948
Toyota Motor Corp. (Japan), 3.67%, 07/20/2028	402,000	471,585
Toyota Motor Credit Corp., 3.05%, 01/11/2028	479,000	539,654
		2,433,439
Banks-10.78%
Banco Santander S.A. (Spain), 4.38%, 04/12/2028	1,000,000	1,161,903
Barclays PLC (United Kingdom), 4.84%, 05/09/2028	1,900,000	2,153,016
Citigroup, Inc., 4.13%, 07/25/2028	1,951,000	2,277,519
Fifth Third Bancorp, 3.95%, 03/14/2028	518,000	608,396
KeyCorp, 4.10%, 04/30/2028	608,000	718,686
Lloyds Banking Group PLC (United Kingdom), 4.38%, 03/22/2028	1,425,000	1,691,235
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.96%, 03/02/2028	1,075,000	1,266,992
4.05%, 09/11/2028	942,000	1,119,457
Mizuho Financial Group, Inc. (Japan), 4.02%, 03/05/2028	1,225,000	1,436,605
PNC Bank N.A.
3.25%, 01/22/2028	550,000	624,469
4.05%, 07/26/2028	1,250,000	1,479,124
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.54%, 01/17/2028	689,000	783,952
3.94%, 07/19/2028	685,000	801,520
U.S. Bancorp, 3.90%, 04/26/2028	795,000	948,633
		17,071,507
Beverages-3.32%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.00%, 04/13/2028	2,147,000	2,518,923
Coca-Cola Co. (The), 1.00%, 03/15/2028	1,300,000	1,302,141
	Principal Amount	Value
Beverages-(continued)
Constellation Brands, Inc., 3.60%, 02/15/2028	$647,000	$734,078
Diageo Capital PLC (United Kingdom), 3.88%, 05/18/2028	600,000	699,522
		5,254,664
Capital Markets-3.14%
Bank of New York Mellon Corp. (The)
3.40%, 01/29/2028	708,000	813,847
3.85%, 04/28/2028	842,000	1,011,874
3.00%, 10/30/2028	510,000	570,357
Brookfield Finance, Inc. (Canada), 3.90%, 01/25/2028	616,000	707,668
Charles Schwab Corp. (The), 3.20%, 01/25/2028	700,000	794,050
CME Group, Inc., 3.75%, 06/15/2028	506,000	598,388
Northern Trust Corp., 3.65%, 08/03/2028	405,000	476,810
		4,972,994
Chemicals-0.57%
PPG Industries, Inc., 3.75%, 03/15/2028(b)	750,000	905,425
Commercial Services & Supplies-0.56%
Republic Services, Inc., 3.95%, 05/15/2028	747,000	883,415
Communications Equipment-0.52%
Motorola Solutions, Inc., 4.60%, 02/23/2028	700,000	829,863
Construction & Engineering-0.29%
Fluor Corp., 4.25%, 09/15/2028(b)	465,000	457,002
Consumer Finance-1.55%
Capital One Financial Corp., 3.80%, 01/31/2028	1,257,000	1,445,520
Discover Bank, 4.65%, 09/13/2028	850,000	1,014,252
		2,459,772
Containers & Packaging-0.41%
WRKCo, Inc., 4.00%, 03/15/2028	562,000	650,531
Diversified Financial Services-0.88%
Berkshire Hathaway Energy Co., 3.25%, 04/15/2028	507,000	576,067
National Rural Utilities Cooperative Finance Corp., 3.40%, 02/07/2028	700,000	810,439
		1,386,506
Diversified Telecommunication Services-1.38%
AT&T, Inc., 1.65%, 02/01/2028	2,150,000	2,186,317
Electric Utilities-3.30%
Commonwealth Edison Co., 3.70%, 08/15/2028	496,000	580,657
Duke Energy Florida LLC, 3.80%, 07/15/2028	517,000	610,923
Duke Energy Progress LLC, 3.70%, 09/01/2028	508,000	594,998
Edison International, 4.13%, 03/15/2028	468,000	512,913
Pacific Gas and Electric Co., 3.75%, 07/01/2028	800,000	866,373
Southwestern Electric Power Co., Series M, 4.10%, 09/15/2028	574,000	671,477
Virginia Electric & Power Co., Series A, 3.80%, 04/01/2028	652,000	769,628
Xcel Energy, Inc., 4.00%, 06/15/2028	516,000	609,073
		5,216,042
Electronic Equipment, Instruments & Components-0.98%
Arrow Electronics, Inc., 3.88%, 01/12/2028	414,000	467,733
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Electronic Equipment, Instruments & Components-(continued)
Jabil, Inc., 3.95%, 01/12/2028	$365,000	$404,032
Trimble, Inc., 4.90%, 06/15/2028	573,000	680,255
		1,552,020
Energy Equipment & Services-0.17%
Patterson-UTI Energy, Inc., 3.95%, 02/01/2028	315,000	268,206
Entertainment-0.69%
Walt Disney Co. (The), 2.20%, 01/13/2028	1,023,000	1,087,055
Equity REITs-5.10%
American Homes 4 Rent L.P., 4.25%, 02/15/2028	430,000	494,305
American Tower Corp., 3.60%, 01/15/2028	661,000	751,619
Crown Castle International Corp., 3.80%, 02/15/2028	937,000	1,069,706
Digital Realty Trust L.P., 4.45%, 07/15/2028	657,000	789,660
Equinix, Inc., 1.55%, 03/15/2028	600,000	605,147
ERP Operating L.P., 3.50%, 03/01/2028	465,000	527,589
GLP Capital L.P./GLP Financing II, Inc., 5.75%, 06/01/2028	480,000	561,737
Omega Healthcare Investors, Inc., 4.75%, 01/15/2028	471,000	528,133
Realty Income Corp., 3.65%, 01/15/2028	565,000	641,240
Ventas Realty L.P., 4.00%, 03/01/2028	614,000	695,396
VEREIT Operating Partnership L.P., 3.40%, 01/15/2028	600,000	650,695
Welltower, Inc., 4.25%, 04/15/2028	652,000	756,285
		8,071,512
Food & Staples Retailing-2.11%
CVS Pass-Through Trust, 6.04%, 12/10/2028	159,229	181,322
Walmart, Inc., 3.70%, 06/26/2028	2,677,000	3,162,444
		3,343,766
Food Products-2.61%
Campbell Soup Co., 4.15%, 03/15/2028	942,000	1,109,194
General Mills, Inc., 4.20%, 04/17/2028	1,371,000	1,635,354
Kellogg Co., 4.30%, 05/15/2028	562,000	668,193
Mondelez International, Inc., 4.13%, 05/07/2028	602,000	722,708
		4,135,449
Health Care Equipment & Supplies-1.63%
Abbott Laboratories, 1.15%, 01/30/2028	650,000	658,856
Boston Scientific Corp., 4.00%, 03/01/2028	546,000	638,781
Edwards Lifesciences Corp., 4.30%, 06/15/2028	576,000	686,893
Stryker Corp., 3.65%, 03/07/2028	515,000	595,484
		2,580,014
Health Care Providers & Services-9.57%
Anthem, Inc., 4.10%, 03/01/2028	1,212,000	1,425,890
Cigna Corp., 4.38%, 10/15/2028	3,656,000	4,403,703
CVS Health Corp., 4.30%, 03/25/2028	6,267,000	7,368,419
McKesson Corp., 3.95%, 02/16/2028	488,000	569,034
UnitedHealth Group, Inc., 3.85%, 06/15/2028	1,158,000	1,380,263
		15,147,309
Hotels, Restaurants & Leisure-1.61%
McDonald’s Corp., 3.80%, 04/01/2028	964,000	1,127,371
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Starbucks Corp.
3.50%, 03/01/2028	$562,000	$646,299
4.00%, 11/15/2028	647,000	767,377
		2,541,047
Household Products-0.32%
Clorox Co. (The), 3.90%, 05/15/2028	430,000	507,577
Industrial Conglomerates-0.99%
3M Co., 3.63%, 09/14/2028	634,000	741,442
Roper Technologies, Inc., 4.20%, 09/15/2028	693,000	829,445
		1,570,887
Insurance-1.82%
American International Group, Inc., 4.20%, 04/01/2028	647,000	771,388
Lincoln National Corp., 3.80%, 03/01/2028	417,000	478,675
Prudential Financial, Inc., 3.88%, 03/27/2028	562,000	661,312
Willis North America, Inc., 4.50%, 09/15/2028	807,000	976,341
		2,887,716
Internet & Direct Marketing Retail-1.26%
Booking Holdings, Inc., 3.55%, 03/15/2028	477,000	541,621
Expedia Group, Inc., 3.80%, 02/15/2028	918,000	964,392
QVC, Inc., 4.38%, 09/01/2028	480,000	491,700
		1,997,713
IT Services-0.32%
Mastercard, Inc., 3.50%, 02/26/2028	427,000	498,847
Machinery-1.61%
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/2028	520,000	604,086
Wabtec Corp., 4.95%, 09/15/2028	1,131,000	1,322,230
Xylem, Inc., 1.95%, 01/30/2028	600,000	626,666
		2,552,982
Marine-0.28%
Kirby Corp., 4.20%, 03/01/2028	415,000	447,522
Media-4.88%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
3.75%, 02/15/2028, (Acquired 08/07/2018 - 11/19/2020; Cost $1,085,528)(c)	1,032,000	1,158,259
4.20%, 03/15/2028, (Acquired 08/07/2018 - 10/13/2020; Cost $1,195,291)(c)	1,122,000	1,290,934
Comcast Corp.
3.15%, 02/15/2028	1,550,000	1,748,124
3.55%, 05/01/2028	987,000	1,141,692
Discovery Communications LLC, 3.95%, 03/20/2028	1,593,000	1,824,437
ViacomCBS, Inc., 3.38%, 02/15/2028	507,000	565,268
		7,728,714
Metals & Mining-0.38%
Nucor Corp., 3.95%, 05/01/2028	510,000	599,725
Multiline Retail-1.22%
Dollar General Corp., 4.13%, 05/01/2028	504,000	593,975
Dollar Tree, Inc., 4.20%, 05/15/2028	1,125,000	1,335,890
		1,929,865
Multi-Utilities-0.60%
Sempra Energy, 3.40%, 02/01/2028	849,000	950,034

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-9.83%
BP Capital Markets PLC (United Kingdom), 3.72%, 11/28/2028	$847,000	$978,505
Concho Resources, Inc., 4.30%, 08/15/2028	914,000	1,087,772
Continental Resources, Inc., 4.38%, 01/15/2028(b)	818,000	817,419
Enable Midstream Partners L.P., 4.95%, 05/15/2028(b)	676,000	667,087
Energy Transfer Operating L.P., 4.95%, 06/15/2028	914,000	1,022,782
Equinor ASA (Norway), 3.63%, 09/10/2028	749,000	876,396
Kinder Morgan, Inc., 4.30%, 03/01/2028	1,321,000	1,537,012
MPLX L.P., 4.00%, 03/15/2028	1,277,000	1,441,808
Noble Energy, Inc., 3.85%, 01/15/2028	571,000	661,741
ONEOK, Inc., 4.55%, 07/15/2028	760,000	836,116
Phillips 66, 3.90%, 03/15/2028	747,000	852,397
Phillips 66 Partners L.P., 3.75%, 03/01/2028	429,000	456,686
Sabine Pass Liquefaction LLC, 4.20%, 03/15/2028	1,295,000	1,453,583
TransCanada PipeLines Ltd. (Canada), 4.25%, 05/15/2028	1,248,000	1,464,557
Valero Energy Corp., 4.35%, 06/01/2028	750,000	844,582
Valero Energy Partners L.P., 4.50%, 03/15/2028	505,000	563,903
		15,562,346
Personal Products-0.96%
Unilever Capital Corp. (United Kingdom), 3.50%, 03/22/2028	1,300,000	1,511,607
Pharmaceuticals-7.00%
Bristol-Myers Squibb Co., 3.90%, 02/20/2028	1,390,000	1,648,890
GlaxoSmithKline Capital, Inc. (United Kingdom), 3.88%, 05/15/2028	1,643,000	1,955,548
Johnson & Johnson, 2.90%, 01/15/2028	1,463,000	1,649,457
Pfizer, Inc., 3.60%, 09/15/2028	942,000	1,114,513
Pharmacia LLC, 6.60%, 12/01/2028	725,000	1,017,929
Sanofi (France), 3.63%, 06/19/2028	942,000	1,109,792
Takeda Pharmaceutical Co. Ltd. (Japan), 5.00%, 11/26/2028	1,600,000	1,993,991
Zoetis, Inc., 3.90%, 08/20/2028	497,000	588,707
		11,078,827
Road & Rail-1.96%
Canadian Pacific Railway Co. (Canada), 4.00%, 06/01/2028	426,000	504,114
CSX Corp., 3.80%, 03/01/2028	747,000	874,896
Union Pacific Corp., 3.95%, 09/10/2028	1,458,000	1,729,457
		3,108,467
Semiconductors & Semiconductor Equipment-0.82%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/2028	1,178,000	1,298,812
	Principal Amount	Value
Software-1.08%
salesforce.com, inc., 3.70%, 04/11/2028	$1,452,000	$1,707,743
Specialty Retail-0.32%
O’Reilly Automotive, Inc., 4.35%, 06/01/2028	426,000	503,569
Tobacco-1.27%
BAT Capital Corp. (United Kingdom), 2.26%, 03/25/2028	1,500,000	1,548,004
Philip Morris International, Inc., 3.13%, 03/02/2028	415,000	465,978
		2,013,982
Trading Companies & Distributors-0.29%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.88%, 01/23/2028	450,000	459,684
Water Utilities-0.45%
American Water Capital Corp., 3.75%, 09/01/2028	611,000	714,829
Wireless Telecommunication Services-2.17%
Vodafone Group PLC (United Kingdom), 4.38%, 05/30/2028	2,864,000	3,441,180
Total U.S. Dollar Denominated Bonds & Notes (Cost $147,297,527)		156,864,629
	Shares
Money Market Funds-0.15%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e) (Cost $231,073)	231,073	231,073
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.23% (Cost $147,528,600)		157,095,702
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.89%
Invesco Private Government Fund, 0.02%(d)(e)(f)	562,714	562,714
Invesco Private Prime Fund, 0.12%(d)(e)(f)	843,819	844,072
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,406,786)		1,406,786
TOTAL INVESTMENTS IN SECURITIES-100.12% (Cost $148,935,386)		158,502,488
OTHER ASSETS LESS LIABILITIES-(0.12)%		(187,092)
NET ASSETS-100.00%		$158,315,396

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
November 30, 2020
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2020.
(c)	Restricted security. The aggregate value of these securities at period end was $2,449,193, which represented 1.55% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,778,000	$(2,546,927)	$-	$-	$231,073	$15
Invesco Premier U.S. Government Money Portfolio, Institutional Class	335,319	1,156,078	(1,491,397)	-	-	-	4
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	894,764	4,903,919	(5,235,969)	-	-	562,714	69*
Invesco Private Prime Fund	298,263	4,432,179	(3,886,415)	-	45	844,072	187*
Total	$1,528,346	$13,270,176	$(13,160,708)	$-	$45	$1,637,859	$275

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2029 Corporate Bond ETF (BSCT)
November 30, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.02%
Aerospace & Defense-0.96%
Boeing Co. (The), 3.20%, 03/01/2029	$287,000	$294,274
Raytheon Technologies Corp., 7.50%, 09/15/2029	164,000	238,397
		532,671
Air Freight & Logistics-0.46%
United Parcel Service, Inc., 3.40%, 03/15/2029	217,000	253,340
Airlines-0.30%
Delta Air Lines, Inc., 3.75%, 10/28/2029	177,000	165,813
Automobiles-0.96%
General Motors Financial Co., Inc., 5.65%, 01/17/2029	149,000	184,195
Toyota Motor Corp. (Japan), 2.76%, 07/02/2029	150,000	167,683
Toyota Motor Credit Corp., 3.65%, 01/08/2029	150,000	176,970
		528,848
Banks-7.75%
KeyCorp, 2.55%, 10/01/2029	220,000	238,921
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.74%, 03/07/2029	400,000	466,693
3.20%, 07/18/2029	600,000	674,851
PNC Bank N.A., 2.70%, 10/22/2029	250,000	273,422
PNC Financial Services Group, Inc. (The), 3.45%, 04/23/2029	440,000	508,381
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.04%, 07/16/2029	730,000	812,533
2.72%, 09/27/2029	200,000	217,564
Truist Financial Corp., 3.88%, 03/19/2029	193,000	225,181
Wells Fargo & Co., 4.15%, 01/24/2029	733,000	869,303
		4,286,849
Beverages-4.08%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.75%, 01/23/2029	1,240,000	1,524,547
Coca-Cola Co. (The), 2.13%, 09/06/2029	287,000	307,762
Diageo Capital PLC (United Kingdom), 2.38%, 10/24/2029	200,000	215,888
PepsiCo, Inc., 7.00%, 03/01/2029	144,000	207,916
		2,256,113
Building Products-0.42%
Fortune Brands Home & Security, Inc., 3.25%, 09/15/2029	207,000	230,049
Capital Markets-3.63%
Bank of New York Mellon Corp. (The), 3.30%, 08/23/2029	217,000	248,577
BlackRock, Inc., 3.25%, 04/30/2029	287,000	333,463
Brookfield Finance, Inc. (Canada), 4.85%, 03/29/2029	294,000	359,699
Charles Schwab Corp. (The)
4.00%, 02/01/2029	175,000	209,641
3.25%, 05/22/2029	170,000	195,050
Lazard Group LLC, 4.38%, 03/11/2029	145,000	168,889
Northern Trust Corp., 3.15%, 05/03/2029	150,000	170,493
S&P Global, Inc., 2.50%, 12/01/2029	147,000	159,661
TD Ameritrade Holding Corp., 2.75%, 10/01/2029	150,000	165,415
		2,010,888
	Principal Amount	Value
Chemicals-3.13%
Dow Chemical Co. (The), 7.38%, 11/01/2029	$290,000	$414,500
FMC Corp., 3.45%, 10/01/2029	150,000	169,733
Huntsman International LLC, 4.50%, 05/01/2029	220,000	253,772
Methanex Corp. (Canada), 5.25%, 12/15/2029	77,000	81,114
Nutrien Ltd. (Canada), 4.20%, 04/01/2029	220,000	264,264
Rohm & Haas Co., 7.85%, 07/15/2029	200,000	283,937
Sherwin-Williams Co. (The), 2.95%, 08/15/2029	237,000	262,977
		1,730,297
Commercial Services & Supplies-0.30%
Waste Connections, Inc., 3.50%, 05/01/2029	147,000	168,357
Communications Equipment-0.81%
Juniper Networks, Inc., 3.75%, 08/15/2029(b)	147,000	169,184
Motorola Solutions, Inc., 4.60%, 05/23/2029	235,000	279,945
		449,129
Consumer Finance-0.42%
Synchrony Financial, 5.15%, 03/19/2029	194,000	232,686
Containers & Packaging-0.79%
Packaging Corp. of America, 3.00%, 12/15/2029(b)	150,000	166,315
WRKCo, Inc., 4.90%, 03/15/2029	220,000	270,384
		436,699
Diversified Financial Services-0.54%
MidAmerican Energy Co., 3.65%, 04/15/2029	247,000	295,927
Diversified Telecommunication Services-4.99%
AT&T, Inc., 4.35%, 03/01/2029	870,000	1,040,220
Verizon Communications, Inc.
3.88%, 02/08/2029	295,000	347,854
4.02%, 12/03/2029	1,150,000	1,374,500
		2,762,574
Electric Utilities-4.49%
Avangrid, Inc., 3.80%, 06/01/2029	220,000	254,762
Duke Energy Corp., 3.40%, 06/15/2029	177,000	201,504
Duke Energy Florida LLC, 2.50%, 12/01/2029	207,000	225,841
Duke Energy Progress LLC, 3.45%, 03/15/2029	177,000	205,256
Evergy, Inc., 2.90%, 09/15/2029	229,000	249,282
Eversource Energy, Series O, 4.25%, 04/01/2029	150,000	180,768
Nevada Power Co., Series CC, 3.70%, 05/01/2029	147,000	173,029
NextEra Energy Capital Holdings, Inc.
3.50%, 04/01/2029	150,000	173,041
2.75%, 11/01/2029	293,000	320,432
Southern California Edison Co., Series A, 4.20%, 03/01/2029	145,000	169,645
Virginia Electric & Power Co., Series A, 2.88%, 07/15/2029	149,000	167,545
Xcel Energy, Inc., 2.60%, 12/01/2029	150,000	163,264
		2,484,369
Electronic Equipment, Instruments & Components-0.52%
Amphenol Corp., 4.35%, 06/01/2029	105,000	127,332
Keysight Technologies, Inc., 3.00%, 10/30/2029	147,000	162,429
		289,761
Energy Equipment & Services-0.88%
Baker Hughes, a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 3.14%, 11/07/2029	157,000	170,589
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Energy Equipment & Services-(continued)
Boardwalk Pipelines L.P., 4.80%, 05/03/2029	$147,000	$165,938
National Oilwell Varco, Inc., 3.60%, 12/01/2029	150,000	152,555
		489,082
Entertainment-1.68%
RELX Capital, Inc. (United Kingdom), 4.00%, 03/18/2029	275,000	326,879
Walt Disney Co. (The), 2.00%, 09/01/2029	580,000	603,626
		930,505
Equity REITs-8.46%
American Tower Corp.
3.95%, 03/15/2029	177,000	206,257
3.80%, 08/15/2029	480,000	555,956
Boston Properties L.P., 3.40%, 06/21/2029	247,000	272,744
Camden Property Trust, 3.15%, 07/01/2029	177,000	199,004
Crown Castle International Corp., 4.30%, 02/15/2029	175,000	207,187
CyrusOne L.P./CyrusOne Finance Corp., 3.45%, 11/15/2029	177,000	189,616
Digital Realty Trust L.P., 3.60%, 07/01/2029	260,000	298,456
ERP Operating L.P., 3.00%, 07/01/2029	177,000	196,759
Essex Portfolio L.P., 4.00%, 03/01/2029	145,000	168,663
GLP Capital L.P./GLP Financing II, Inc., 5.30%, 01/15/2029	220,000	253,199
Healthpeak Properties, Inc., 3.50%, 07/15/2029	187,000	211,885
Hudson Pacific Properties L.P., 4.65%, 04/01/2029	150,000	173,338
Omega Healthcare Investors, Inc., 3.63%, 10/01/2029	147,000	152,347
Public Storage, 3.39%, 05/01/2029	150,000	172,868
Realty Income Corp., 3.25%, 06/15/2029	150,000	167,525
Simon Property Group L.P., 2.45%, 09/13/2029	360,000	368,918
Ventas Realty L.P., 4.40%, 01/15/2029	215,000	250,606
VEREIT Operating Partnership L.P., 3.10%, 12/15/2029	177,000	186,329
Welltower, Inc., 4.13%, 03/15/2029	165,000	190,103
Weyerhaeuser Co., 4.00%, 11/15/2029	220,000	258,481
		4,680,241
Food & Staples Retailing-1.81%
Ahold Finance USA LLC (Netherlands), 6.88%, 05/01/2029	144,000	201,999
Kroger Co. (The), 4.50%, 01/15/2029	175,000	216,024
Walmart, Inc.
3.25%, 07/08/2029	360,000	420,288
2.38%, 09/24/2029	147,000	162,082
		1,000,393
Food Products-1.31%
Kraft Heinz Foods Co. (The), 4.63%, 01/30/2029	320,000	367,492
Tyson Foods, Inc., 4.35%, 03/01/2029	294,000	357,526
		725,018
Gas Utilities-0.37%
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/2029	177,000	204,104
	Principal Amount	Value
Health Care Equipment & Supplies-1.00%
Boston Scientific Corp., 4.00%, 03/01/2029	$250,000	$293,801
DH Europe Finance II S.a.r.l., 2.60%, 11/15/2029	237,000	261,967
		555,768
Health Care Providers & Services-2.81%
Anthem, Inc., 2.88%, 09/15/2029	237,000	261,091
CommonSpirit Health, 3.35%, 10/01/2029	267,000	288,213
HCA, Inc., 4.13%, 06/15/2029	580,000	671,421
Laboratory Corp. of America Holdings, 2.95%, 12/01/2029	187,000	206,887
Quest Diagnostics, Inc., 4.20%, 06/30/2029	105,000	125,601
		1,553,213
Hotels, Restaurants & Leisure-0.61%
Starbucks Corp., 3.55%, 08/15/2029	287,000	334,755
Household Durables-0.75%
Leggett & Platt, Inc., 4.40%, 03/15/2029	145,000	165,829
Whirlpool Corp., 4.75%, 02/26/2029	204,000	250,422
		416,251
Household Products-0.43%
Kimberly-Clark Corp., 3.20%, 04/25/2029	207,000	239,667
Industrial Conglomerates-1.49%
3M Co.
3.38%, 03/01/2029	237,000	274,729
2.38%, 08/26/2029(b)	293,000	319,478
Roper Technologies, Inc., 2.95%, 09/15/2029	207,000	228,777
		822,984
Insurance-4.13%
American International Group, Inc., 4.25%, 03/15/2029	175,000	209,364
Aon Corp., 3.75%, 05/02/2029	217,000	255,231
CNA Financial Corp., 3.90%, 05/01/2029	147,000	170,979
CNO Financial Group, Inc., 5.25%, 05/30/2029	150,000	178,585
Hartford Financial Services Group, Inc. (The), 2.80%, 08/19/2029	177,000	194,399
Marsh & McLennan Cos., Inc., 4.38%, 03/15/2029	440,000	538,435
PartnerRe Finance B LLC, 3.70%, 07/02/2029	147,000	167,103
Principal Financial Group, Inc., 3.70%, 05/15/2029	147,000	173,518
Progressive Corp. (The), 4.00%, 03/01/2029	165,000	198,938
Reinsurance Group of America, Inc., 3.90%, 05/15/2029	175,000	200,851
		2,287,403
IT Services-6.31%
Broadridge Financial Solutions, Inc., 2.90%, 12/01/2029	217,000	237,809
Fidelity National Information Services, Inc., 3.75%, 05/21/2029	287,000	334,419
Fiserv, Inc., 3.50%, 07/01/2029	874,000	1,003,200
International Business Machines Corp., 3.50%, 05/15/2029	950,000	1,100,046
Mastercard, Inc., 2.95%, 06/01/2029	287,000	325,345
PayPal Holdings, Inc., 2.85%, 10/01/2029	440,000	490,016
		3,490,835
Leisure Products-0.54%
Hasbro, Inc., 3.90%, 11/19/2029	267,000	299,426

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Life Sciences Tools & Services-1.02%
PerkinElmer, Inc., 3.30%, 09/15/2029	$243,000	$271,821
Thermo Fisher Scientific, Inc., 2.60%, 10/01/2029	263,000	290,021
		561,842
Machinery-1.89%
Caterpillar, Inc., 2.60%, 09/19/2029	145,000	159,814
Deere & Co., 5.38%, 10/16/2029	74,000	98,820
John Deere Capital Corp., 3.45%, 03/07/2029	177,000	206,549
Parker-Hannifin Corp., 3.25%, 06/14/2029	287,000	326,334
Trane Technologies Luxembourg Finance S.A., 3.80%, 03/21/2029	217,000	256,457
		1,047,974
Media-1.56%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.05%, 03/30/2029, (Acquired 09/10/2019 - 11/19/2020; Cost $420,205)(c)	360,000	436,130
Discovery Communications LLC, 4.13%, 05/15/2029	217,000	253,978
ViacomCBS, Inc., 4.20%, 06/01/2029	147,000	174,665
		864,773
Metals & Mining-0.30%
ArcelorMittal S.A. (Luxembourg), 4.25%, 07/16/2029	150,000	165,098
Multiline Retail-0.62%
Target Corp., 3.38%, 04/15/2029	293,000	343,867
Multi-Utilities-0.66%
DTE Energy Co., Series C, 3.40%, 06/15/2029	149,000	168,988
Eastern Energy Gas Holdings LLC, Series B, 3.00%, 11/15/2029	177,000	195,747
		364,735
Oil, Gas & Consumable Fuels-9.37%
Cimarex Energy Co., 4.38%, 03/15/2029	150,000	168,273
ConocoPhillips, 6.95%, 04/15/2029	450,000	627,865
Diamondback Energy, Inc., 3.50%, 12/01/2029	350,000	366,951
Enable Midstream Partners L.P., 4.15%, 09/15/2029	157,000	146,186
Enbridge, Inc. (Canada), 3.13%, 11/15/2029(b)	287,000	311,767
Energy Transfer Operating L.P., 5.25%, 04/15/2029	440,000	498,991
Enterprise Products Operating LLC, 3.13%, 07/31/2029	360,000	400,254
Exxon Mobil Corp., 2.44%, 08/16/2029	360,000	387,127
Husky Energy, Inc. (Canada), 4.40%, 04/15/2029	217,000	232,471
MPLX L.P., 4.80%, 02/15/2029	215,000	253,011
Noble Energy, Inc., 3.25%, 10/15/2029	150,000	169,031
ONEOK, Inc., 4.35%, 03/15/2029	207,000	226,963
Phillips 66 Partners L.P., 3.15%, 12/15/2029	177,000	179,927
Shell International Finance B.V. (Netherlands), 2.38%, 11/07/2029	440,000	472,829
Total Capital International S.A. (France), 3.46%, 02/19/2029	360,000	416,013
Valero Energy Corp., 4.00%, 04/01/2029	293,000	327,757
		5,185,416
Paper & Forest Products-0.40%
Georgia-Pacific LLC, 7.75%, 11/15/2029	149,000	221,081
	Principal Amount	Value
Personal Products-0.95%
Estee Lauder Cos., Inc. (The), 2.38%, 12/01/2029	$187,000	$203,698
Unilever Capital Corp. (United Kingdom), 2.13%, 09/06/2029	300,000	321,933
		525,631
Pharmaceuticals-4.11%
AstraZeneca PLC (United Kingdom), 4.00%, 01/17/2029	295,000	356,159
Eli Lilly and Co., 3.38%, 03/15/2029	337,000	392,489
GlaxoSmithKline Capital PLC (United Kingdom), 3.38%, 06/01/2029	287,000	332,104
Merck & Co., Inc., 3.40%, 03/07/2029	510,000	597,026
Pfizer, Inc., 3.45%, 03/15/2029	510,000	598,467
		2,276,245
Road & Rail-1.22%
CSX Corp., 4.25%, 03/15/2029	274,000	331,807
Union Pacific Corp., 3.70%, 03/01/2029	293,000	344,089
		675,896
Semiconductors & Semiconductor Equipment-3.19%
Intel Corp., 2.45%, 11/15/2029	587,000	642,371
KLA Corp., 4.10%, 03/15/2029	235,000	282,761
Lam Research Corp., 4.00%, 03/15/2029	293,000	351,871
Micron Technology, Inc., 5.33%, 02/06/2029	205,000	251,415
Texas Instruments, Inc., 2.25%, 09/04/2029	217,000	235,647
		1,764,065
Specialty Retail-2.29%
Home Depot, Inc. (The), 2.95%, 06/15/2029	513,000	581,406
Lowe’s Cos., Inc., 3.65%, 04/05/2029	440,000	513,090
O’Reilly Automotive, Inc., 3.90%, 06/01/2029	147,000	172,530
		1,267,026
Technology Hardware, Storage & Peripherals-1.00%
Apple, Inc., 2.20%, 09/11/2029	510,000	551,050
Tobacco-2.63%
Altria Group, Inc., 4.80%, 02/14/2029	870,000	1,042,872
BAT Capital Corp. (United Kingdom), 3.46%, 09/06/2029	147,000	161,509
Philip Morris International, Inc., 3.38%, 08/15/2029	217,000	248,719
		1,453,100
Trading Companies & Distributors-0.33%
GATX Corp., 4.70%, 04/01/2029	150,000	183,528
Water Utilities-0.35%
American Water Capital Corp., 3.45%, 06/01/2029	169,000	194,992
Total U.S. Dollar Denominated Bonds & Notes (Cost $53,049,223)		54,790,334
	Shares
Money Market Funds-0.17%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e) (Cost $93,039)	93,039	93,039
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.19% (Cost $53,142,262)		54,883,373

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.23%
Invesco Private Government Fund, 0.02%(d)(e)(f)	272,317	$272,317
Invesco Private Prime Fund, 0.12%(d)(e)(f)	408,352	408,475
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $680,792)		680,792
TOTAL INVESTMENTS IN SECURITIES-100.42% (Cost $53,823,054)		55,564,165
OTHER ASSETS LESS LIABILITIES-(0.42)%		(231,750)
NET ASSETS-100.00%		$55,332,415

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2020.
(c)	Restricted security. The value of this security at period end represented less than 1% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$354,524	$(261,485)	$-	$-	$93,039	$2
Invesco Premier U.S. Government Money Portfolio, Institutional Class	41,737	113,247	(154,984)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	217,049	899,029	(843,761)	-	-	272,317	20*
Invesco Private Prime Fund	73,454	774,018	(439,002)	-	5	408,475	48*
Total	$332,240	$2,140,818	$(1,699,232)	$-	$5	$773,831	$70

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2030 Corporate Bond ETF (BSCU)
November 30, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.68%
Aerospace & Defense-5.63%
Boeing Co. (The), 5.15%, 05/01/2030	$200,000	$236,251
Raytheon Technologies Corp., 2.25%, 07/01/2030	100,000	106,130
		342,381
Automobiles-1.84%
General Motors Financial Co., Inc., 3.60%, 06/21/2030	100,000	111,726
Banks-4.38%
Citizens Financial Group, Inc., 3.25%, 04/30/2030	60,000	67,539
SVB Financial Group, 3.13%, 06/05/2030	50,000	56,257
Truist Financial Corp., 1.95%, 06/05/2030(b)	60,000	62,641
U.S. Bancorp, 1.38%, 07/22/2030	80,000	80,414
		266,851
Beverages-3.48%
Coca-Cola Co. (The), 1.65%, 06/01/2030	100,000	103,304
Keurig Dr Pepper, Inc., 3.20%, 05/01/2030	50,000	56,696
PepsiCo, Inc., 1.63%, 05/01/2030	50,000	51,546
		211,546
Biotechnology-3.47%
Amgen, Inc., 2.45%, 02/21/2030	100,000	107,470
Biogen, Inc., 2.25%, 05/01/2030	100,000	103,816
		211,286
Capital Markets-2.38%
Brookfield Finance, Inc. (Canada), 4.35%, 04/15/2030	50,000	60,569
Northern Trust Corp., 1.95%, 05/01/2030	80,000	84,208
		144,777
Chemicals-2.70%
Air Products and Chemicals, Inc., 2.05%, 05/15/2030	50,000	53,324
LYB International Finance III LLC, 3.38%, 05/01/2030	50,000	55,975
Nutrien Ltd. (Canada), 2.95%, 05/13/2030	50,000	55,104
		164,403
Electric Utilities-6.11%
AEP Texas, Inc., Series I, 2.10%, 07/01/2030	50,000	52,499
Entergy Corp., 2.80%, 06/15/2030	50,000	54,487
NextEra Energy Capital Holdings, Inc., 2.25%, 06/01/2030	100,000	104,874
Pacific Gas and Electric Co., 4.55%, 07/01/2030	140,000	160,184
		372,044
Energy Equipment & Services-2.58%
Halliburton Co., 2.92%, 03/01/2030	50,000	51,503
Schlumberger Investment S.A., 2.65%, 06/26/2030	100,000	105,293
		156,796
Entertainment-1.09%
RELX Capital, Inc. (United Kingdom), 3.00%, 05/22/2030	60,000	66,548
Equity REITs-3.27%
American Tower Corp., 2.90%, 01/15/2030	60,000	65,551
Brixmor Operating Partnership L.P., 4.05%, 07/01/2030	60,000	67,735
Camden Property Trust, 2.80%, 05/15/2030	60,000	66,044
		199,330
	Principal Amount	Value
Food & Staples Retailing-1.69%
Costco Wholesale Corp., 1.60%, 04/20/2030	$100,000	$102,714
Food Products-3.51%
Hormel Foods Corp., 1.80%, 06/11/2030	100,000	104,169
Mondelez International, Inc., 2.75%, 04/13/2030	100,000	109,758
		213,927
Health Care Equipment & Supplies-4.43%
Becton, Dickinson and Co., 2.82%, 05/20/2030	50,000	54,747
Boston Scientific Corp., 2.65%, 06/01/2030	100,000	107,751
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030	50,000	55,117
Stryker Corp., 1.95%, 06/15/2030	50,000	51,828
		269,443
Health Care Providers & Services-6.95%
Anthem, Inc., 2.25%, 05/15/2030	100,000	105,230
Centene Corp., 3.38%, 02/15/2030	100,000	104,968
Cigna Corp., 2.40%, 03/15/2030	100,000	106,553
UnitedHealth Group, Inc., 2.00%, 05/15/2030	100,000	106,427
		423,178
Hotels, Restaurants & Leisure-3.68%
Marriott International, Inc., 4.63%, 06/15/2030	100,000	115,650
Starbucks Corp., 2.55%, 11/15/2030	100,000	108,310
		223,960
Industrial Conglomerates-3.59%
General Electric Co., 3.63%, 05/01/2030	100,000	112,313
Honeywell International, Inc., 1.95%, 06/01/2030	100,000	105,946
		218,259
Insurance-4.21%
American International Group, Inc., 3.40%, 06/30/2030	100,000	114,033
Aon Corp., 2.80%, 05/15/2030	50,000	54,711
Marsh & McLennan Cos., Inc., 2.25%, 11/15/2030	50,000	53,512
Prudential PLC (United Kingdom), 3.13%, 04/14/2030	30,000	34,253
		256,509
Internet & Direct Marketing Retail-3.71%
Amazon.com, Inc., 1.50%, 06/03/2030	100,000	102,348
Booking Holdings, Inc., 4.63%, 04/13/2030	100,000	123,245
		225,593
IT Services-7.05%
Fiserv, Inc., 2.65%, 06/01/2030	100,000	108,720
Global Payments, Inc., 2.90%, 05/15/2030	100,000	109,479
International Business Machines Corp., 1.95%, 05/15/2030	100,000	103,423
PayPal Holdings, Inc., 2.30%, 06/01/2030	100,000	107,617
		429,239
Media-1.49%
Discovery Communications LLC, 3.63%, 05/15/2030	80,000	90,812
Metals & Mining-0.86%
Newmont Corp., 2.25%, 10/01/2030	50,000	52,525
Multi-Utilities-1.53%
NiSource, Inc., 3.60%, 05/01/2030	80,000	92,890
Oil, Gas & Consumable Fuels-8.91%
Chevron Corp., 2.24%, 05/11/2030	100,000	107,641
Enterprise Products Operating LLC, 2.80%, 01/31/2030	100,000	108,081
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Equinor ASA (Norway), 2.38%, 05/22/2030	$50,000	$53,462
Exxon Mobil Corp., 2.61%, 10/15/2030	100,000	109,401
Plains All American Pipeline L.P./PAA Finance Corp., 3.80%, 09/15/2030	50,000	52,197
Williams Cos., Inc. (The), 3.50%, 11/15/2030	100,000	111,525
		542,307
Pharmaceuticals-2.52%
Merck & Co., Inc., 1.45%, 06/24/2030	100,000	101,816
Pfizer, Inc., 1.70%, 05/28/2030	50,000	51,695
		153,511
Semiconductors & Semiconductor Equipment-3.13%
QUALCOMM, Inc., 2.15%, 05/20/2030	100,000	106,560
Xilinx, Inc., 2.38%, 06/01/2030	80,000	84,178
		190,738
Technology Hardware, Storage & Peripherals-1.70%
Apple, Inc., 1.65%, 05/11/2030	100,000	103,607
Tobacco-0.91%
Altria Group, Inc., 3.40%, 05/06/2030	50,000	55,628
Trading Companies & Distributors-0.97%
GATX Corp., 4.00%, 06/30/2030	50,000	58,723
Water Utilities-0.91%
American Water Capital Corp., 2.80%, 05/01/2030	50,000	55,287
Total U.S. Dollar Denominated Bonds & Notes (Cost $5,932,988)		6,006,538
	Shares	Value
Money Market Funds-0.70%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(c)(d) (Cost $42,691)	42,691	$42,691
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.38% (Cost $5,975,679)		6,049,229
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.05%
Invesco Private Government Fund, 0.02%(c)(d)(e)	26,017	26,017
Invesco Private Prime Fund, 0.12%(c)(d)(e)	38,123	38,135
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $64,152)		64,152
TOTAL INVESTMENTS IN SECURITIES-100.43% (Cost $6,039,831)		6,113,381
OTHER ASSETS LESS LIABILITIES-(0.43)%		(26,156)
NET ASSETS-100.00%		$6,087,225

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2020.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$51,936	$(9,245)	$-	$-	$42,691	$1
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	10,749	(10,749)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	27,205	(1,188)	-	-	26,017	1*
Invesco Private Prime Fund	-	38,135	-	-	-	38,135	4*
Total	$-	$128,025	$(21,182)	$-	$-	$106,843	$6

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
November 30, 2020
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2020 High Yield Corporate Bond ETF (BSJK)
November 30, 2020
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-97.60%
U.S. Treasury Bills-97.60%(b)
0.04%–0.09%, 12/10/2020 (Cost $561,601,983)	$561,609,000	$561,603,030
U.S. Dollar Denominated Bonds & Notes-0.79%
Airlines-0.79%
United Airlines Holdings, Inc., 6.00%, 12/01/2020 (Cost $4,526,000)	4,526,000	4,526,000
	Shares	Value
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(c)(d) (Cost $545,057)	545,057	$545,057
TOTAL INVESTMENTS IN SECURITIES-98.48% (Cost $566,673,040)		566,674,087
OTHER ASSETS LESS LIABILITIES-1.52%		8,738,070
NET ASSETS-100.00%		$575,412,157

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$574,779,372	$(574,234,315)	$-	$-	$545,057	$189
Invesco Premier U.S. Government Money Portfolio, Institutional Class	6,321,675	468,416,557	(474,738,232)	-	-	-	122
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,430,868	104,538	(5,535,406)	-	-	-	97*
Invesco Private Prime Fund	1,810,289	33,490	(1,843,779)	-	-	-	101*
Total	$13,562,832	$1,043,333,957	$(1,056,351,732)	$-	$-	$545,057	$509

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL)
November 30, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-93.82%
Aerospace & Defense-2.15%
Bombardier, Inc. (Canada), 8.75%, 12/01/2021(b)	$20,388,000	$20,930,627
Airlines-0.80%
Air Canada (Canada), 7.75%, 04/15/2021(b)(c)	7,798,000	7,846,738
Automobiles-5.06%
Ford Motor Credit Co. LLC
5.88%, 08/02/2021	30,753,000	31,521,517
3.81%, 10/12/2021	17,492,000	17,736,888
		49,258,405
Chemicals-0.84%
Blue Cube Spinco LLC, 10.00%, 10/15/2025	7,766,000	8,212,545
Communications Equipment-1.88%
Hughes Satellite Systems Corp., 7.63%, 06/15/2021	17,749,000	18,303,656
Construction & Engineering-0.67%
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/2022	6,387,000	6,569,125
Consumer Finance-3.88%
Navient Corp.
5.88%, 03/25/2021	11,520,000	11,704,723
6.63%, 07/26/2021	12,352,000	12,653,080
OneMain Finance Corp., 7.75%, 10/01/2021	12,790,000	13,426,622
		37,784,425
Containers & Packaging-0.82%
Graphic Packaging International LLC, 4.75%, 04/15/2021	7,913,000	7,952,565
Distributors-0.39%
SunOpta Foods, Inc., 9.50%, 10/09/2022(b)	3,688,000	3,780,200
Diversified Telecommunication Services-7.59%
Altice France S.A. (France), 7.38%, 05/01/2026(b)	29,760,000	31,279,248
CenturyLink, Inc., Series S, 6.45%, 06/15/2021	24,151,000	24,778,926
Level 3 Financing, Inc., 5.38%, 01/15/2024	17,754,000	17,942,991
		74,001,165
Electric Utilities-6.84%
NRG Energy, Inc.
7.25%, 05/15/2026	19,399,000	20,586,219
6.63%, 01/15/2027	24,282,000	25,592,257
Vistra Operations Co. LLC, 5.50%, 09/01/2026(b)	19,511,000	20,439,723
		66,618,199
Electrical Equipment-1.61%
Sensata Technologies UK Financing Co. PLC, 6.25%, 02/15/2026(b)	15,090,000	15,684,169
Entertainment-1.03%
Netflix, Inc., 5.38%, 02/01/2021	9,899,000	9,997,990
Food & Staples Retailing-0.61%
Simmons Foods, Inc., 7.75%, 01/15/2024(b)	5,652,000	5,926,942
Health Care Equipment & Supplies-0.84%
Teleflex, Inc., 4.88%, 06/01/2026	7,849,000	8,190,902
	Principal Amount	Value
Health Care Providers & Services-0.17%
Encompass Health Corp., 5.13%, 03/15/2023	$1,676,000	$1,690,489
Hotels, Restaurants & Leisure-6.62%
Boyne USA, Inc., 7.25%, 05/01/2025(b)	11,479,000	12,142,257
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 06/01/2026(b)	19,141,000	19,845,676
Stars Group Holdings B.V./Stars Group US Co-Borrower LLC (Canada), 7.00%, 07/15/2026(b)	19,734,000	20,905,706
Wyndham Destinations, Inc., 5.63%, 03/01/2021	4,909,000	4,975,885
Yum! Brands, Inc., 3.75%, 11/01/2021	6,464,000	6,590,533
		64,460,057
Household Durables-0.95%
KB Home, 7.00%, 12/15/2021	8,859,000	9,229,971
Household Products-0.36%
Pyxus Holdings, Inc., 10.00%, 08/24/2024(c)	4,206,528	3,544,000
Independent Power and Renewable Electricity Producers-2.91%
Clearway Energy Operating LLC, 5.75%, 10/15/2025	11,848,000	12,492,235
Enviva Partners L.P./Enviva Partners Finance Corp., 6.50%, 01/15/2026(b)	14,812,000	15,853,135
		28,345,370
Industrial Conglomerates-0.95%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.75%, 02/01/2024	9,071,000	9,275,098
Insurance-2.20%
Genworth Holdings, Inc.
7.20%, 02/15/2021	7,508,000	7,525,831
7.63%, 09/24/2021(c)	13,784,000	13,887,380
		21,413,211
IT Services-0.21%
WEX, Inc., 4.75%, 02/01/2023(b)	2,032,000	2,044,487
Media-16.27%
Altice Financing S.A. (Luxembourg), 7.50%, 05/15/2026(b)	16,603,000	17,536,919
CCO Holdings LLC/CCO Holdings Capital Corp.
5.75%, 02/15/2026(b)	34,761,000	36,064,537
5.88%, 05/01/2027(b)	10,911,000	11,404,723
CSC Holdings LLC, 6.75%, 11/15/2021	19,854,000	20,806,396
DISH DBS Corp., 6.75%, 06/01/2021	37,327,000	38,176,189
Lamar Media Corp., 5.75%, 02/01/2026	12,766,000	13,235,470
Sirius XM Radio, Inc., 5.38%, 07/15/2026(b)	20,461,000	21,330,593
		158,554,827
Mortgage REITs-1.95%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.88%, 08/01/2021(b)	4,893,000	4,898,505
Starwood Property Trust, Inc., 5.00%, 12/15/2021	13,845,000	14,087,287
		18,985,792
Oil, Gas & Consumable Fuels-3.40%
American Midstream Partners L.P./American Midstream Finance Corp., 9.50%, 12/15/2021(b)	8,394,000	8,382,458
DCP Midstream Operating L.P., 4.75%, 09/30/2021(b)	10,158,000	10,323,068
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
NuStar Logistics L.P., 6.75%, 02/01/2021	$5,937,000	$5,967,427
Western Midstream Operating L.P., 5.38%, 06/01/2021	8,314,000	8,417,925
		33,090,878
Paper & Forest Products-0.72%
Eldorado International Finance GmbH (Brazil), 8.63%, 06/16/2021(b)	6,900,000	7,042,313
Pharmaceuticals-6.18%
Bausch Health Cos., Inc.
7.00%, 03/15/2024(b)	25,618,000	26,424,967
9.00%, 12/15/2025(b)	21,167,000	23,309,100
Elanco Animal Health, Inc., 4.91%, 08/27/2021	10,242,000	10,518,278
		60,252,345
Professional Services-0.24%
Nielsen Co. (Luxembourg) S.a.r.l. (The), 5.50%, 10/01/2021(b)	2,330,000	2,324,909
Software-2.88%
CDK Global, Inc., 5.88%, 06/15/2026	10,108,000	10,581,812
Open Text Corp. (Canada), 5.88%, 06/01/2026(b)	16,716,000	17,447,325
		28,029,137
Technology Hardware, Storage & Peripherals-3.11%
Dell International LLC/EMC Corp., 5.88%, 06/15/2021(b)	15,285,000	15,334,676
Dell, Inc., 4.63%, 04/01/2021(c)	6,920,000	7,008,576
Xerox Corp., 4.50%, 05/15/2021	7,806,000	7,924,847
		30,268,099
Thrifts & Mortgage Finance-1.61%
Nationstar Mortgage Holdings, Inc., 9.13%, 07/15/2026(b)	14,604,000	15,703,900
Trading Companies & Distributors-2.94%
United Rentals North America, Inc., 5.88%, 09/15/2026	20,123,000	21,302,510
WESCO Distribution, Inc., 5.38%, 12/15/2021	7,341,000	7,377,081
		28,679,591
	Principal Amount	Value
Wireless Telecommunication Services-5.14%
Sprint Communications, Inc., 11.50%, 11/15/2021	$8,814,000	$9,634,804
Sprint Corp., 7.25%, 09/15/2021	17,947,000	18,709,747
T-Mobile USA, Inc.
6.00%, 04/15/2024	7,716,000	7,873,252
6.50%, 01/15/2026	13,360,000	13,897,473
		50,115,276
Total U.S. Dollar Denominated Bonds & Notes (Cost $907,481,475)		914,107,403
	Shares
Money Market Funds-4.90%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e) (Cost $47,728,300)	47,728,300	47,728,300
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.72% (Cost $955,209,775)		961,835,703
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.98%
Invesco Private Government Fund, 0.02%(d)(e)(f)	3,822,107	3,822,107
Invesco Private Prime Fund, 0.12%(d)(e)(f)	5,731,441	5,733,161
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,555,268)		9,555,268
TOTAL INVESTMENTS IN SECURITIES-99.70% (Cost $964,765,043)		971,390,971
OTHER ASSETS LESS LIABILITIES-0.30%		2,893,865
NET ASSETS-100.00%		$974,284,836

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL)—(continued)
November 30, 2020
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $394,206,901, which represented 40.46% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$134,673,327	$(86,945,027)	$-	$-	$47,728,300	$748
Invesco Premier U.S. Government Money Portfolio, Institutional Class	46,929,383	18,093,959	(65,023,342)	-	-	-	266
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	27,160,687	16,867,657	(40,206,237)	-	-	3,822,107	1,290*
Invesco Private Prime Fund	9,053,616	13,920,509	(17,241,639)	(268)	943	5,733,161	2,318*
Total	$83,143,686	$183,555,452	$(209,416,245)	$(268)	$943	$57,283,568	$4,622

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)
November 30, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-95.63%
Aerospace & Defense-2.89%
Bombardier, Inc. (Canada)
5.75%, 03/15/2022(b)	$3,578,000	$3,545,619
6.00%, 10/15/2022(b)	8,489,000	8,092,776
TransDigm, Inc., 8.00%, 12/15/2025(b)	7,764,000	8,489,934
		20,128,329
Air Freight & Logistics-2.44%
XPO Logistics, Inc.
6.50%, 06/15/2022(b)	8,816,000	8,840,905
6.25%, 05/01/2025(b)	7,604,000	8,160,043
		17,000,948
Airlines-0.41%
United Airlines Holdings, Inc., 4.25%, 10/01/2022(c)	2,865,000	2,869,154
Auto Components-1.19%
Adient US LLC, 9.00%, 04/15/2025(b)	3,952,000	4,401,540
Clarios Global L.P., 6.75%, 05/15/2025(b)	3,578,000	3,854,222
		8,255,762
Automobiles-4.17%
Ford Motor Credit Co. LLC
3.22%, 01/09/2022	5,014,000	5,039,070
3.34%, 03/28/2022	6,081,000	6,126,607
2.98%, 08/03/2022	6,200,000	6,231,000
4.25%, 09/20/2022	7,000,000	7,185,150
3.55%, 10/07/2022	3,800,000	3,860,439
Mclaren Finance PLC (United Kingdom), 5.75%, 08/01/2022(b)	602,000	572,653
		29,014,919
Beverages-0.45%
Ajecorp B.V. (Spain), 6.50%, 05/14/2022(b)	3,130,000	3,129,296
Capital Markets-1.50%
APX Group, Inc., 7.88%, 12/01/2022	4,314,000	4,327,481
MSCI, Inc., 5.38%, 05/15/2027(b)	3,555,000	3,817,181
NFP Corp., 7.00%, 05/15/2025(b)	2,132,000	2,290,568
		10,435,230
Chemicals-0.99%
Ashland LLC, 4.75%, 08/15/2022	3,166,000	3,327,268
Cooke Omega Investment, Inc./Alpha VesselCo. Holdings Inc. (Canada), 8.50%, 12/15/2022(b)	2,366,000	2,445,296
Olin Corp., 5.50%, 08/15/2022	1,054,000	1,107,770
		6,880,334
Commercial Services & Supplies-4.27%
ADT Security Corp. (The), 3.50%, 07/15/2022	6,786,000	6,959,891
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 07/15/2026(b)	13,682,000	14,725,253
Brink’s Co. (The), 5.50%, 07/15/2025(b)	2,541,000	2,720,331
Clean Harbors, Inc., 4.88%, 07/15/2027(b)	3,552,000	3,767,287
Quad/Graphics, Inc., 7.00%, 05/01/2022(c)	1,744,000	1,523,410
		29,696,172
Consumer Finance-3.93%
Navient Corp.
7.25%, 01/25/2022	5,157,000	5,437,412
6.50%, 06/15/2022	6,515,000	6,876,583
	Principal Amount	Value
Consumer Finance-(continued)
OneMain Finance Corp.
6.13%, 05/15/2022	$6,723,000	$7,109,573
8.88%, 06/01/2025	3,952,000	4,413,791
PRA Group, Inc., 7.38%, 09/01/2025(b)	2,032,000	2,185,060
SLM Corp., 5.13%, 04/05/2022	1,305,000	1,341,703
		27,364,122
Containers & Packaging-3.06%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 04/30/2025(b)	4,900,000	5,169,965
Ball Corp., 5.00%, 03/15/2022	5,956,000	6,221,935
Graphic Packaging International LLC, 4.88%, 11/15/2022	1,603,000	1,686,701
LABL Escrow Issuer LLC, 10.50%, 07/15/2027(b)	4,563,000	5,067,782
Sealed Air Corp., 4.88%, 12/01/2022(b)	2,958,000	3,107,749
		21,254,132
Diversified Consumer Services-0.56%
Service Corp. International, 4.63%, 12/15/2027	3,686,000	3,914,071
Diversified Financial Services-0.60%
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., 6.38%, 12/15/2022(b)	2,055,000	2,051,948
United Shore Financial Services LLC, 5.50%, 11/15/2025(b)	2,000,000	2,105,440
		4,157,388
Diversified Telecommunication Services-5.72%
Altice France Holding S.A. (Luxembourg), 10.50%, 05/15/2027(b)	11,050,000	12,476,279
Altice France S.A. (France), 8.13%, 02/01/2027(b)	12,400,000	13,685,198
CenturyLink, Inc., Series T, 5.80%, 03/15/2022	9,921,000	10,336,442
Cogent Communications Group, Inc., 5.38%, 03/01/2022(b)	3,184,000	3,277,848
		39,775,767
Energy Equipment & Services-0.27%
Welltec A/S (Denmark), 9.50%, 12/01/2022(b)	2,100,000	1,848,000
Entertainment-0.75%
Netflix, Inc., 5.50%, 02/15/2022	4,922,000	5,180,405
Equity REITs-2.44%
CoreCivic, Inc., 5.00%, 10/15/2022	1,797,000	1,774,026
GEO Group, Inc. (The), 5.88%, 01/15/2022	1,290,000	1,262,284
HAT Holdings I LLC/HAT Holdings II LLC, 6.00%, 04/15/2025(b)	2,636,000	2,817,225
Mack-Cali Realty L.P., 4.50%, 04/18/2022	2,128,000	2,104,006
SBA Communications Corp., 4.00%, 10/01/2022	5,321,000	5,390,838
Service Properties Trust, 5.00%, 08/15/2022	3,580,000	3,656,075
		17,004,454
Food Products-1.42%
Post Holdings, Inc., 5.75%, 03/01/2027(b)	9,346,000	9,860,030
Health Care Equipment & Supplies-0.55%
Teleflex, Inc., 4.63%, 11/15/2027	3,608,000	3,841,853
Health Care Providers & Services-2.04%
Molina Healthcare, Inc., 5.38%, 11/15/2022	4,694,000	4,949,236
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Health Care Providers & Services-(continued)
Providence Service Corp. (The), 5.88%, 11/15/2025(b)	$3,600,000	$3,827,682
Tenet Healthcare Corp., 7.50%, 04/01/2025(b)	4,968,000	5,444,928
		14,221,846
Hotels, Restaurants & Leisure-8.97%
Aramark Services, Inc., 6.38%, 05/01/2025(b)	10,844,000	11,562,415
Boyd Gaming Corp., 8.63%, 06/01/2025(b)	3,852,000	4,284,156
Cinemark USA, Inc.
5.13%, 12/15/2022	2,814,000	2,736,615
8.75%, 05/01/2025(b)	1,609,000	1,738,404
International Game Technology PLC, 6.25%, 02/15/2022(b)(c)	10,500,000	10,822,087
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/2027(b)	5,071,000	5,326,604
Marriott Ownership Resorts, Inc., 6.13%, 09/15/2025(b)	3,204,000	3,415,720
MGM Resorts International, 7.75%, 03/15/2022	7,136,000	7,632,487
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025(b)	5,654,000	6,139,961
Wyndham Destinations, Inc., 4.25%, 03/01/2022	4,272,000	4,372,392
Yum! Brands, Inc., 7.75%, 04/01/2025(b)(c)	3,926,000	4,352,953
		62,383,794
Household Durables-0.69%
KB Home, 7.50%, 09/15/2022	2,253,000	2,474,954
Meritage Homes Corp., 7.00%, 04/01/2022	2,175,000	2,324,020
		4,798,974
Industrial Conglomerates-1.16%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.25%, 02/01/2022	7,981,000	8,043,771
Insurance-1.48%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027(b)	9,613,000	10,302,156
IT Services-0.45%
Atento Luxco 1 S.A. (Canada), 6.13%, 08/10/2022(b)	3,254,000	3,152,313
Machinery-0.69%
CD&R Smokey Buyer, Inc., 6.75%, 07/15/2025(b)	4,463,000	4,792,146
Media-14.43%
AMC Networks, Inc., 4.75%, 12/15/2022	2,770,000	2,779,626
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/2027(b)	17,798,000	18,749,303
5.00%, 02/01/2028(b)	13,688,000	14,437,418
CSC Holdings LLC
5.88%, 09/15/2022	4,718,000	5,027,619
5.50%, 04/15/2027(b)	9,500,000	10,036,750
DISH DBS Corp., 5.88%, 07/15/2022	14,131,000	14,855,638
Sirius XM Radio, Inc.
3.88%, 08/01/2022(b)	7,120,000	7,235,700
5.00%, 08/01/2027(b)	11,049,000	11,647,469
Univision Communications, Inc., 9.50%, 05/01/2025(b)	2,736,000	3,043,800
Urban One, Inc., 8.75%, 12/15/2022(b)	2,313,000	2,243,610
	Principal Amount	Value
Media-(continued)
Videotron Ltd. (Canada)
5.00%, 07/15/2022	$5,731,000	$6,035,459
5.13%, 04/15/2027(b)	4,046,000	4,293,817
		100,386,209
Metals & Mining-2.18%
Compass Minerals International, Inc., 6.75%, 12/01/2027(b)	3,342,000	3,688,198
Freeport-McMoRan, Inc., 3.55%, 03/01/2022	8,841,000	9,015,389
Mountain Province Diamonds, Inc. (Canada), 8.00%, 12/15/2022(b)(c)	1,016,000	869,635
Taseko Mines Ltd. (Canada), 8.75%, 06/15/2022(b)(c)	1,624,000	1,609,408
		15,182,630
Mortgage REITs-0.50%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 03/15/2022(b)	3,463,000	3,460,836
Multiline Retail-0.46%
Macy’s Retail Holdings LLC, 3.88%, 01/15/2022(c)	3,221,000	3,186,777
Oil, Gas & Consumable Fuels-7.05%
Antero Resources Corp., 5.13%, 12/01/2022	5,151,000	4,875,421
Apache Corp., 3.25%, 04/15/2022	3,343,000	3,351,358
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/2022(b)	5,043,000	5,053,969
CITGO Petroleum Corp., 6.25%, 08/15/2022(b)	4,533,000	4,436,447
DCP Midstream Operating L.P., 4.95%, 04/01/2022	2,509,000	2,586,817
EQT Corp., 3.00%, 10/01/2022(c)	4,814,000	4,842,523
Murphy Oil Corp.
4.00%, 06/01/2022(c)	337,000	334,680
4.95%, 12/01/2022	2,225,000	2,254,181
NuStar Logistics L.P., 4.75%, 02/01/2022	1,796,000	1,822,940
Occidental Petroleum Corp., 3.13%, 02/15/2022	5,262,000	5,261,737
QEP Resources, Inc., 5.38%, 10/01/2022	3,328,000	3,034,720
Range Resources Corp., 5.00%, 08/15/2022(c)	3,042,000	3,049,605
Southwestern Energy Co., 4.10%, 03/15/2022(c)	1,617,000	1,618,641
Teine Energy Ltd. (Canada), 6.88%, 09/30/2022(b)(c)	2,298,000	2,300,332
Western Midstream Operating L.P., 4.00%, 07/01/2022	4,155,000	4,235,503
		49,058,874
Personal Products-0.52%
Edgewell Personal Care Co., 4.70%, 05/24/2022	3,481,000	3,618,064
Pharmaceuticals-4.38%
Bausch Health Americas, Inc.
9.25%, 04/01/2026(b)	10,811,000	12,016,427
8.50%, 01/31/2027(b)	12,484,000	13,750,065
Catalent Pharma Solutions, Inc., 5.00%, 07/15/2027(b)	3,571,000	3,764,512
Endo Finance LLC, 5.75%, 01/15/2022(b)	1,000,000	971,250
		30,502,254

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Professional Services-0.83%
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/2022(b)	$5,800,000	$5,805,800
Software-0.63%
CDK Global, Inc., 4.88%, 06/01/2027	4,120,000	4,345,364
Specialty Retail-2.03%
Conn’s, Inc., 7.25%, 07/15/2022	1,632,000	1,588,776
Hillman Group, Inc. (The), 6.38%, 07/15/2022(b)	2,365,000	2,355,457
L Brands, Inc., 5.63%, 02/15/2022	5,521,000	5,752,192
Murphy Oil USA, Inc., 5.63%, 05/01/2027	2,153,000	2,289,845
Sally Holdings LLC/Sally Capital, Inc., 8.75%, 04/30/2025(b)	1,928,000	2,142,490
		14,128,760
Technology Hardware, Storage & Peripherals-1.27%
NCR Corp., 8.13%, 04/15/2025(b)	2,636,000	2,939,140
Vericast Corp., 8.38%, 08/15/2022(b)	5,726,000	5,861,992
		8,801,132
Textiles, Apparel & Luxury Goods-0.53%
William Carter Co. (The), 5.50%, 05/15/2025(b)	3,494,000	3,710,191
Thrifts & Mortgage Finance-0.29%
Ocwen Loan Servicing LLC, 8.38%, 11/15/2022(b)	2,112,000	2,003,264
Trading Companies & Distributors-3.49%
Fortress Transportation and Infrastructure Investors LLC, 6.75%, 03/15/2022(b)	5,095,000	5,142,867
United Rentals North America, Inc., 5.50%, 05/15/2027	6,824,000	7,352,860
WESCO Distribution, Inc., 7.13%, 06/15/2025(b)	10,834,000	11,809,873
		24,305,600
Wireless Telecommunication Services-3.95%
Sprint Communications, Inc., 6.00%, 11/15/2022	16,650,000	17,940,375
	Principal Amount	Value
Wireless Telecommunication Services-(continued)
T-Mobile USA, Inc.
4.00%, 04/15/2022	$3,515,000	$3,635,863
5.38%, 04/15/2027	3,211,000	3,441,791
Trilogy International Partners LLC/Trilogy International Finance, Inc. (New Zealand), 8.88%, 05/01/2022(b)(c)	2,592,000	2,458,551
		27,476,580
Total U.S. Dollar Denominated Bonds & Notes (Cost $655,501,357)		665,277,701
	Shares
Money Market Funds-3.66%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e) (Cost $25,491,549)	25,491,549	25,491,549
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.29% (Cost $680,992,906)		690,769,250
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.49%
Invesco Private Government Fund, 0.02%(d)(e)(f)	4,132,424	4,132,424
Invesco Private Prime Fund, 0.12%(d)(e)(f)	6,196,776	6,198,635
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,331,059)		10,331,059
TOTAL INVESTMENTS IN SECURITIES-100.78% (Cost $691,323,965)		701,100,309
OTHER ASSETS LESS LIABILITIES-(0.78)%		(5,435,926)
NET ASSETS-100.00%		$695,664,383

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)—(continued)
November 30, 2020
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $385,505,524, which represented 55.42% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$74,964,702	$(49,473,153)	$-	$-	$25,491,549	$703
Invesco Premier U.S. Government Money Portfolio, Institutional Class	34,889,820	18,700,891	(53,590,711)	-	-	-	170
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,169,364	13,655,068	(22,692,008)	-	-	4,132,424	717*
Invesco Private Prime Fund	4,401,169	10,931,194	(9,134,055)	(79)	406	6,198,635	1,277*
Total	$52,460,353	$118,251,855	$(134,889,927)	$(79)	$406	$35,822,608	$2,867

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)
November 30, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-95.73%
Aerospace & Defense-2.09%
Bombardier, Inc. (Canada), 6.13%, 01/15/2023(b)	$5,258,000	$4,921,488
SSL Robotics LLC, 9.75%, 12/31/2023(b)	3,759,000	4,254,718
		9,176,206
Air Freight & Logistics-0.55%
XPO Logistics, Inc., 6.13%, 09/01/2023(b)	2,364,000	2,412,166
Auto Components-1.03%
Goodyear Tire & Rubber Co. (The), 5.13%, 11/15/2023	4,508,000	4,523,553
Automobiles-6.32%
Ford Motor Co., 8.50%, 04/21/2023	8,400,000	9,429,378
Ford Motor Credit Co. LLC
3.09%, 01/09/2023	3,700,000	3,720,812
4.14%, 02/15/2023	2,100,000	2,158,956
3.10%, 05/04/2023	2,402,000	2,420,471
4.38%, 08/06/2023	2,600,000	2,718,924
3.37%, 11/17/2023	2,200,000	2,230,250
Jaguar Land Rover Automotive PLC (United Kingdom), 5.63%, 02/01/2023(b)	2,253,000	2,236,373
PM General Purchaser LLC, 9.50%, 10/01/2028(b)	2,650,000	2,891,813
		27,806,977
Capital Markets-1.32%
APX Group, Inc., 7.63%, 09/01/2023(c)	1,762,000	1,831,379
DKT Finance ApS (Denmark), 9.38%, 06/17/2023(b)	1,900,000	1,966,975
FS Energy and Power Fund, 7.50%, 08/15/2023(b)	2,125,000	2,013,660
		5,812,014
Chemicals-3.35%
Aruba Investments, Inc., 8.75%, 02/15/2023(b)	989,000	1,002,495
Avient Corp., 5.25%, 03/15/2023	2,526,000	2,727,234
CF Industries, Inc., 3.45%, 06/01/2023	3,364,000	3,537,952
CVR Partners L.P./CVR Nitrogen Finance Corp., 9.25%, 06/15/2023(b)	2,841,000	2,826,795
Ingevity Corp., 3.88%, 11/01/2028(b)	2,500,000	2,535,937
LSB Industries, Inc., 9.63%, 05/01/2023(b)(c)	2,087,000	2,089,390
		14,719,803
Commercial Services & Supplies-2.49%
ADT Security Corp. (The), 4.13%, 06/15/2023	3,169,000	3,345,276
Algeco Global Finance PLC (United Kingdom), 8.00%, 02/15/2023(b)	2,200,000	2,245,353
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/2023(b)	3,861,000	3,939,842
Modulaire Global Finance (2) PLC (United Kingdom), 10.00%, 08/15/2023(b)	1,402,000	1,424,782
		10,955,253
Communications Equipment-0.50%
Plantronics, Inc., 5.50%, 05/31/2023(b)	2,209,000	2,221,404
Construction & Engineering-0.32%
Michael Baker International LLC, 8.75%, 03/01/2023(b)(c)	1,387,000	1,407,805
	Principal Amount	Value
Consumer Finance-3.28%
Navient Corp.
5.50%, 01/25/2023	$4,509,000	$4,692,178
7.25%, 09/25/2023	2,208,000	2,410,860
OneMain Finance Corp.
5.63%, 03/15/2023	3,959,000	4,218,809
8.25%, 10/01/2023	1,320,000	1,499,711
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/2023(b)	1,672,000	1,588,225
		14,409,783
Containers & Packaging-4.92%
Ball Corp., 4.00%, 11/15/2023	4,408,000	4,705,959
Berry Global, Inc., 5.13%, 07/15/2023(c)	1,814,000	1,838,943
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/2023	4,505,000	4,764,037
OI European Group B.V., 4.00%, 03/15/2023(b)	1,664,000	1,710,800
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023(b)	3,056,000	3,290,930
6.63%, 05/13/2027(b)	2,975,000	3,226,016
Sealed Air Corp., 5.25%, 04/01/2023(b)	1,960,000	2,091,506
		21,628,191
Diversified Telecommunication Services-2.52%
CenturyLink, Inc., Series W, 6.75%, 12/01/2023	3,310,000	3,677,162
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC
6.00%, 04/15/2023(b)	2,427,000	2,483,124
8.25%, 10/15/2023	4,900,000	4,915,313
		11,075,599
Electrical Equipment-0.85%
EnerSys, 5.00%, 04/30/2023(b)	1,320,000	1,385,175
Sensata Technologies B.V., 4.88%, 10/15/2023(b)	2,206,000	2,376,965
		3,762,140
Energy Equipment & Services-0.35%
CGG Holding (U.S.), Inc. (France), 9.00%, 05/01/2023(b)	1,543,000	1,554,572
Equity REITs-1.74%
CoreCivic, Inc., 4.63%, 05/01/2023(c)	1,832,000	1,726,660
GEO Group, Inc. (The), 5.13%, 04/01/2023(c)	1,245,000	1,077,703
Mack-Cali Realty L.P., 3.15%, 05/15/2023(c)	880,000	875,925
RHP Hotel Properties L.P./RHP Finance Corp., 5.00%, 04/15/2023(c)	1,765,000	1,760,587
Service Properties Trust, 4.50%, 06/15/2023	2,200,000	2,219,239
		7,660,114
Food & Staples Retailing-1.97%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertson’s LLC, 3.50%, 02/15/2023(b)	3,406,000	3,494,556
Fresh Market, Inc. (The), 9.75%, 05/01/2023(b)	3,530,000	3,466,019
Ingles Markets, Inc., 5.75%, 06/15/2023	1,653,000	1,684,597
		8,645,172
Food Products-1.01%
JBS USA LUX S.A./JBS USA Finance, Inc., 6.75%, 02/15/2028(b)	3,973,000	4,425,008
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Gas Utilities-0.41%
LBC Tank Terminals Holding Netherlands B.V. (Belgium), 6.88%, 05/15/2023(b)	$1,808,000	$1,813,650
Health Care Equipment & Supplies-0.45%
Hologic, Inc., 4.63%, 02/01/2028(b)	1,861,000	1,985,454
Health Care Providers & Services-8.51%
Acadia Healthcare Co., Inc., 5.63%, 02/15/2023	2,866,000	2,887,495
Avantor Funding, Inc., 4.63%, 07/15/2028(b)	6,840,000	7,207,650
Community Health Systems, Inc., 6.25%, 03/31/2023	11,796,000	12,061,410
HCA, Inc., 5.88%, 05/01/2023	5,512,000	6,036,770
Tenet Healthcare Corp., 6.75%, 06/15/2023	8,579,000	9,235,293
		37,428,618
Hotels, Restaurants & Leisure-5.11%
Brinker International, Inc., 3.88%, 05/15/2023	1,251,000	1,242,399
Carlson Travel, Inc., 6.75%, 12/15/2023(b)	1,394,000	1,078,461
Cinemark USA, Inc., 4.88%, 06/01/2023	2,996,000	2,841,481
Cirsa Finance International S.a.r.l. (Spain), 7.88%, 12/20/2023(b)	2,000,000	2,000,000
Diamond Resorts International, Inc., 7.75%, 09/01/2023(b)(c)	1,744,000	1,757,080
MGM Resorts International, 6.00%, 03/15/2023	5,517,000	5,908,873
Sabre GLBL, Inc., 5.25%, 11/15/2023(b)	2,209,000	2,228,329
Wyndham Destinations, Inc., 3.90%, 03/01/2023	1,766,000	1,795,801
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, 05/30/2023(b)(c)	2,202,000	2,217,139
Yum! Brands, Inc., 3.88%, 11/01/2023	1,355,000	1,425,602
		22,495,165
Household Durables-2.74%
Apex Tool Group LLC/BC Mountain Finance, Inc., 9.00%, 02/15/2023(b)(c)	1,400,000	1,351,000
KB Home, 7.63%, 05/15/2023	1,542,000	1,707,765
Newell Brands, Inc., 4.35%, 04/01/2023	5,910,000	6,227,367
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.88%, 04/15/2023(b)	1,545,000	1,639,469
Tempur Sealy International, Inc., 5.63%, 10/15/2023	1,083,000	1,106,117
		12,031,718
Household Products-0.98%
Kronos Acquisition Holdings, Inc. (Canada), 9.00%, 08/15/2023(b)	3,927,000	4,012,903
Reynolds Group Issuer, Inc./LLC, 5.13%, 07/15/2023(b)	286,000	289,627
		4,302,530
Independent Power and Renewable Electricity Producers-1.87%
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)	3,752,000	4,027,247
InterGen N.V. (Netherlands), 7.00%, 06/30/2023(b)	1,902,000	1,806,900
TerraForm Power Operating LLC, 4.25%, 01/31/2023(b)	2,304,000	2,383,200
		8,217,347
	Principal Amount	Value
IT Services-1.39%
Gartner, Inc., 4.50%, 07/01/2028(b)	$3,530,000	$3,710,912
Unisys Corp., 6.88%, 11/01/2027(b)	2,200,000	2,393,160
		6,104,072
Leisure Products-0.61%
Mattel, Inc., 3.15%, 03/15/2023	1,132,000	1,148,742
Vista Outdoor, Inc., 5.88%, 10/01/2023	1,541,000	1,558,175
		2,706,917
Machinery-0.90%
ATS Automation Tooling Systems, Inc. (Canada), 6.50%, 06/15/2023(b)(c)	1,135,000	1,154,743
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(b)(c)	1,651,000	1,640,508
Titan International, Inc., 6.50%, 11/30/2023	1,262,000	1,159,330
		3,954,581
Media-4.87%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.00%, 03/01/2023(b)	2,311,000	2,332,666
CSC Holdings LLC, 5.38%, 02/01/2028(b)	4,410,000	4,691,137
DISH DBS Corp., 5.00%, 03/15/2023	6,376,000	6,639,010
GCI LLC, 4.75%, 10/15/2028(b)	2,600,000	2,738,125
Quebecor Media, Inc. (Canada), 5.75%, 01/15/2023	3,749,000	4,062,042
Townsquare Media, Inc., 6.50%, 04/01/2023(b)	980,000	954,172
		21,417,152
Metals & Mining-3.68%
Allegheny Technologies, Inc., 7.88%, 08/15/2023	2,208,000	2,395,912
Commercial Metals Co., 4.88%, 05/15/2023	1,458,000	1,536,214
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	7,023,000	7,317,966
4.38%, 08/01/2028	1,000,000	1,070,425
Joseph T. Ryerson & Son, Inc., 8.50%, 08/01/2028(b)	2,056,000	2,244,895
New Gold, Inc. (Canada), 7.50%, 07/15/2027(b)	1,500,000	1,632,503
		16,197,915
Multiline Retail-0.52%
Macy’s Retail Holdings LLC, 2.88%, 02/15/2023	2,433,000	2,274,855
Oil, Gas & Consumable Fuels-10.75%
Antero Resources Corp., 5.63%, 06/01/2023(c)	2,600,000	2,330,250
Buckeye Partners L.P., 4.15%, 07/01/2023	2,081,000	2,108,313
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 7.75%, 04/15/2023(c)	1,635,000	1,586,964
Cheniere Energy, Inc., 4.63%, 10/15/2028(b)	8,820,000	9,160,143
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 6.25%, 04/01/2023	3,087,000	3,106,772
DCP Midstream Operating L.P., 3.88%, 03/15/2023	2,322,000	2,385,855
EQM Midstream Partners L.P., 4.75%, 07/15/2023	4,500,000	4,597,875
Frontera Energy Corp. (Colombia), 9.70%, 06/25/2023(b)	598,000	522,440
Genesis Energy L.P./Genesis Energy Finance Corp., 6.00%, 05/15/2023	1,757,000	1,709,693

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Occidental Petroleum Corp., 2.70%, 02/15/2023	$4,859,000	$4,687,477
PBF Logistics L.P./PBF Logistics Finance Corp., 6.88%, 05/15/2023	2,213,000	2,127,290
QEP Resources, Inc., 5.25%, 05/01/2023	2,700,000	2,312,550
Range Resources Corp., 5.00%, 03/15/2023(c)	2,592,000	2,538,540
Rockpoint Gas Storage Canada Ltd. (Canada), 7.00%, 03/31/2023(b)	1,759,000	1,696,336
Seven Generations Energy Ltd. (Canada)
6.75%, 05/01/2023(b)	1,789,000	1,799,063
6.88%, 06/30/2023(b)	1,880,000	1,896,253
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.25%, 11/15/2023	2,672,000	2,692,321
		47,258,135
Paper & Forest Products-0.27%
Norbord, Inc. (Canada), 6.25%, 04/15/2023(b)	1,078,000	1,170,864
Personal Products-0.50%
Avon Products, Inc. (United Kingdom), 7.00%, 03/15/2023(c)	2,029,000	2,199,608
Pharmaceuticals-3.71%
AdaptHealth LLC, 6.13%, 08/01/2028(b)	1,540,000	1,663,200
Bausch Health Cos., Inc., 5.50%, 03/01/2023(b)	1,054,000	1,055,054
Elanco Animal Health, Inc., 5.27%, 08/28/2023	3,454,000	3,759,126
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	9,090,000	9,829,108
		16,306,488
Real Estate Management & Development-1.15%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/2028(b)	2,970,000	3,228,019
Realogy Group LLC/Realogy Co.-Issuer Corp., 4.88%, 06/01/2023(b)(c)	1,797,000	1,831,817
		5,059,836
Road & Rail-1.67%
BCD Acquisition, Inc., 9.63%, 09/15/2023(b)	3,055,000	3,131,375
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/2023(b)	1,882,000	1,884,155
Uber Technologies, Inc., 6.25%, 01/15/2028(b)	2,200,000	2,334,750
		7,350,280
Software-0.46%
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 02/01/2023(b)	2,002,000	2,020,769
Specialty Retail-1.67%
Caleres, Inc., 6.25%, 08/15/2023	882,000	884,205
	Principal Amount	Value
Specialty Retail-(continued)
Gap, Inc. (The), 8.38%, 05/15/2023(b)(c)	$2,100,000	$2,380,875
L Brands, Inc., 5.63%, 10/15/2023	1,942,000	2,078,377
PriSo Acquisition Corp., 9.00%, 05/15/2023(b)	1,200,000	1,209,600
Sally Holdings LLC/Sally Capital, Inc., 5.50%, 11/01/2023(c)	793,000	799,443
		7,352,500
Technology Hardware, Storage & Peripherals-2.12%
EMC Corp., 3.38%, 06/01/2023	4,412,000	4,566,420
Xerox Corp., 4.38%, 03/15/2023	4,509,000	4,740,650
		9,307,070
Trading Companies & Distributors-1.49%
WESCO Distribution, Inc., 7.25%, 06/15/2028(b)	5,839,000	6,567,970
Wireless Telecommunication Services-5.29%
Sprint Corp., 7.88%, 09/15/2023	16,155,000	18,652,494
T-Mobile USA, Inc.
6.00%, 03/01/2023	400,000	401,940
4.75%, 02/01/2028	3,943,000	4,233,796
		23,288,230
Total U.S. Dollar Denominated Bonds & Notes (Cost $411,415,058)		421,007,484
	Shares
Money Market Funds-2.93%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e) (Cost $12,885,059)	12,885,059	12,885,059
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.66% (Cost $424,300,117)		433,892,543
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.29%
Invesco Private Government Fund, 0.02%(d)(e)(f)	5,786,406	5,786,406
Invesco Private Prime Fund, 0.12%(d)(e)(f)	8,677,005	8,679,608
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,466,014)		14,466,014
TOTAL INVESTMENTS IN SECURITIES-101.95% (Cost $438,766,131)		448,358,557
OTHER ASSETS LESS LIABILITIES-(1.95)%		(8,590,955)
NET ASSETS-100.00%		$439,767,602

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)—(continued)
November 30, 2020
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $184,156,613, which represented 41.88% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$39,765,870	$(26,880,811)	$-	$-	$12,885,059	$335
Invesco Premier U.S. Government Money Portfolio, Institutional Class	7,208,077	11,401,325	(18,609,402)	-	-	-	72
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,260,253	19,034,301	(21,508,148)	-	-	5,786,406	631*
Invesco Private Prime Fund	2,753,473	21,958,782	(16,032,986)	-	339	8,679,608	1,439*
Total	$18,221,803	$92,160,278	$(83,031,347)	$-	$339	$27,351,073	$2,477

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)
November 30, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-94.71%
Aerospace & Defense-2.57%
Bombardier, Inc. (Canada), 7.50%, 12/01/2024(b)	$1,713,000	$1,538,077
TransDigm, Inc., 6.50%, 07/15/2024	2,130,000	2,165,944
Triumph Group, Inc., 8.88%, 06/01/2024(b)	1,300,000	1,435,687
		5,139,708
Airlines-0.25%
United Airlines Holdings, Inc., 5.00%, 02/01/2024(c)	519,000	505,701
Auto Components-1.57%
Dana, Inc., 5.50%, 12/15/2024(c)	1,044,000	1,067,568
FXI Holdings, Inc., 7.88%, 11/01/2024(b)	1,131,000	1,136,655
Tenneco, Inc., 5.38%, 12/15/2024(c)	463,000	420,466
Tupy Overseas S.A. (Brazil), 6.63%, 07/17/2024(b)	503,000	515,676
		3,140,365
Automobiles-3.28%
Cooper-Standard Automotive, Inc., 13.00%, 06/01/2024(b)	500,000	567,163
Ford Motor Credit Co. LLC
3.81%, 01/09/2024	1,400,000	1,434,580
3.66%, 09/08/2024	1,500,000	1,527,037
4.06%, 11/01/2024	2,900,000	3,019,625
		6,548,405
Banks-2.58%
Freedom Mortgage Corp., 8.13%, 11/15/2024(b)	941,000	972,171
Intesa Sanpaolo S.p.A. (Italy), 5.02%, 06/26/2024(b)	3,830,000	4,184,681
		5,156,852
Capital Markets-0.24%
Donnelley Financial Solutions, Inc., 8.25%, 10/15/2024	450,000	479,765
Chemicals-1.82%
Cornerstone Chemical Co., 6.75%, 08/15/2024(b)	743,000	691,841
INEOS Group Holdings S.A. (Luxembourg), 5.63%, 08/01/2024(b)	1,100,000	1,123,226
OCI N.V. (Netherlands), 5.25%, 11/01/2024(b)	1,200,000	1,250,250
WR Grace & Co.-Conn, 5.63%, 10/01/2024(b)	535,000	578,413
		3,643,730
Commercial Services & Supplies-0.73%
ACCO Brands Corp., 5.25%, 12/15/2024(b)	710,000	730,338
Pitney Bowes, Inc., 4.63%, 03/15/2024(c)	729,000	720,217
		1,450,555
Construction & Engineering-0.76%
AECOM, 5.88%, 10/15/2024	1,366,000	1,519,675
Construction Materials-0.21%
US Concrete, Inc., 6.38%, 06/01/2024	414,000	428,231
Consumer Finance-2.57%
Credit Acceptance Corp., 5.13%, 12/31/2024(b)	800,000	819,920
Enova International, Inc., 8.50%, 09/01/2024(b)	514,000	486,318
goeasy Ltd. (Canada), 5.38%, 12/01/2024(b)	1,038,000	1,080,278
	Principal Amount	Value
Consumer Finance-(continued)
Navient Corp.
6.13%, 03/25/2024	$1,574,000	$1,669,109
5.88%, 10/25/2024	1,044,000	1,092,285
		5,147,910
Containers & Packaging-2.14%
Graphic Packaging International LLC, 4.13%, 08/15/2024	607,000	644,115
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/2024(b)	2,800,000	2,839,088
Sealed Air Corp., 5.13%, 12/01/2024(b)	716,000	787,153
		4,270,356
Distributors-0.49%
Wolverine Escrow LLC, 8.50%, 11/15/2024(b)	1,156,000	971,763
Diversified Consumer Services-0.94%
Blackboard, Inc., 10.38%, 11/15/2024(b)(c)	314,000	329,896
Service Corp. International, 5.13%, 06/01/2029	1,390,000	1,546,987
		1,876,883
Diversified Financial Services-1.29%
Fairstone Financial, Inc. (Canada), 7.88%, 07/15/2024(b)	846,000	897,200
Lions Gate Capital Holdings LLC, 5.88%, 11/01/2024(b)	975,000	983,429
Stena International S.A. (Sweden), 5.75%, 03/01/2024(b)	700,000	702,551
		2,583,180
Diversified Telecommunication Services-1.96%
CenturyLink, Inc., Series Y, 7.50%, 04/01/2024	2,019,000	2,263,804
Cincinnati Bell, Inc., 7.00%, 07/15/2024(b)	1,174,000	1,217,303
ORBCOMM, Inc., 8.00%, 04/01/2024(b)	425,000	442,000
		3,923,107
Electric Utilities-2.01%
NextEra Energy Operating Partners L.P.
4.25%, 07/15/2024(b)	1,297,000	1,366,753
4.25%, 09/15/2024(b)	1,008,000	1,067,220
NRG Energy, Inc., 5.25%, 06/15/2029(b)	1,449,000	1,585,546
		4,019,519
Electrical Equipment-0.44%
Sensata Technologies B.V., 5.63%, 11/01/2024(b)	787,000	883,899
Electronic Equipment, Instruments & Components-0.64%
CDW LLC/CDW Finance Corp., 5.50%, 12/01/2024	1,158,000	1,281,761
Energy Equipment & Services-0.94%
Oceaneering International, Inc., 4.65%, 11/15/2024	953,000	864,657
Weatherford International Ltd., 8.75%, 09/01/2024(b)	1,000,000	1,011,550
		1,876,207
Entertainment-0.88%
Live Nation Entertainment, Inc., 4.88%, 11/01/2024(b)	1,013,000	1,006,922
Netflix, Inc., 5.75%, 03/01/2024	672,000	757,263
		1,764,185
Equity REITs-3.60%
GEO Group, Inc. (The), 5.88%, 10/15/2024	381,000	301,752
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Equity REITs-(continued)
HAT Holdings I LLC/HAT Holdings II LLC, 5.25%, 07/15/2024(b)	$960,000	$1,000,301
MGM Growth Properties Operating Partnership L.P./MGP Finance Co.-Issuer, Inc., 5.63%, 05/01/2024	1,998,000	2,146,601
Rayonier A.M. Products, Inc., 5.50%, 06/01/2024(b)	850,000	723,473
SBA Communications Corp., 4.88%, 09/01/2024	1,952,000	2,003,240
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.13%, 12/15/2024(b)	1,050,000	1,028,344
		7,203,711
Food & Staples Retailing-1.47%
Performance Food Group, Inc., 5.50%, 06/01/2024(b)	696,000	701,881
Simmons Foods, Inc., 5.75%, 11/01/2024(b)	1,073,000	1,099,825
US Foods, Inc., 5.88%, 06/15/2024(b)	1,114,000	1,131,406
		2,933,112
Food Products-2.74%
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 04/15/2029(b)	2,445,000	2,802,606
Lamb Weston Holdings, Inc., 4.63%, 11/01/2024(b)	1,627,000	1,696,147
TreeHouse Foods, Inc., 6.00%, 02/15/2024(b)	963,000	986,897
		5,485,650
Gas Utilities-1.16%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.63%, 05/20/2024	1,279,000	1,397,308
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.50%, 06/01/2024	895,000	917,688
		2,314,996
Health Care Providers & Services-4.06%
Acadia Healthcare Co., Inc., 6.50%, 03/01/2024	753,000	774,570
Community Health Systems, Inc., 8.63%, 01/15/2024(b)	1,906,000	1,985,814
Owens & Minor, Inc., 4.38%, 12/15/2024	600,000	612,375
Tenet Healthcare Corp.
4.63%, 07/15/2024	3,601,000	3,667,618
4.63%, 09/01/2024(b)	1,046,000	1,082,756
		8,123,133
Hotels, Restaurants & Leisure-7.20%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.25%, 05/15/2024(b)	2,651,000	2,707,519
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/2024	842,000	848,315
Diamond Resorts International, Inc., 10.75%, 09/01/2024(b)(c)	1,033,000	992,863
Enterprise Development Authority (The), 12.00%, 07/15/2024(b)	876,000	983,310
Gateway Casinos & Entertainment Ltd. (Canada), 8.25%, 03/01/2024(b)	437,000	397,170
Golden Nugget, Inc., 6.75%, 10/15/2024(b)	2,309,000	2,259,934
Hilton Domestic Operating Co., Inc., 4.25%, 09/01/2024	1,713,000	1,731,209
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.13%, 12/01/2024	$554,000	$582,334
Jacobs Entertainment, Inc., 7.88%, 02/01/2024(b)	745,000	758,891
Mohegan Gaming & Entertainment, 7.88%, 10/15/2024(b)(c)	854,000	847,595
Six Flags Entertainment Corp., 4.88%, 07/31/2024(b)	1,527,000	1,523,747
Wyndham Destinations, Inc., 5.65%, 04/01/2024	706,000	756,228
		14,389,115
Household Durables-1.37%
Prestige Brands, Inc., 6.38%, 03/01/2024(b)	1,155,000	1,185,065
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, 03/01/2024(b)	658,000	705,705
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, 06/15/2024	775,000	848,102
		2,738,872
Household Products-0.25%
Spectrum Brands, Inc., 6.13%, 12/15/2024	497,000	508,493
Industrial Conglomerates-1.07%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.75%, 09/15/2024	2,083,000	2,148,750
Interactive Media & Services-0.48%
Match Group Holdings II LLC, 5.63%, 02/15/2029(b)	877,000	958,123
IT Services-1.31%
EIG Investors Corp., 10.88%, 02/01/2024	685,000	714,883
Flexential Intermediate Corp., 11.25%, 08/01/2024(b)	600,000	624,375
Rackspace Technology Global, Inc., 8.63%, 11/15/2024(b)	1,229,000	1,284,059
		2,623,317
Machinery-1.96%
Allison Transmission, Inc., 5.88%, 06/01/2029(b)	920,000	1,027,056
JPW Industries Holding Corp., 9.00%, 10/01/2024(b)	379,000	363,840
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/2024(b)	826,000	844,672
Meritor, Inc., 6.25%, 02/15/2024	715,000	731,266
Welbilt, Inc., 9.50%, 02/15/2024(c)	932,000	959,377
		3,926,211
Marine-0.44%
Stena AB (Sweden), 7.00%, 02/01/2024(b)(c)	900,000	884,156
Media-16.37%
AMC Networks, Inc., 5.00%, 04/01/2024	2,010,000	2,045,919
CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, 06/01/2029(b)	2,873,000	3,142,028
Clear Channel Worldwide Holdings, Inc., 9.25%, 02/15/2024	3,648,000	3,652,943
CSC Holdings LLC
5.25%, 06/01/2024	1,477,000	1,601,622
6.50%, 02/01/2029(b)	3,400,000	3,806,929
DISH DBS Corp., 5.88%, 11/15/2024	3,622,000	3,857,430
Entercom Media Corp., 7.25%, 11/01/2024(b)(c)	685,000	659,741

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Media-(continued)
MDC Partners, Inc., 6.50%, 05/01/2024(b)	$1,519,000	$1,498,509
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.63%, 02/15/2024	1,005,000	1,022,693
Salem Media Group, Inc., 6.75%, 06/01/2024(b)	570,000	501,600
Sinclair Television Group, Inc., 5.63%, 08/01/2024(b)	871,000	889,095
Sirius XM Radio, Inc.
4.63%, 07/15/2024(b)	2,940,000	3,049,162
5.50%, 07/01/2029(b)	2,430,000	2,671,481
Videotron Ltd. (Canada), 5.38%, 06/15/2024(b)	1,155,000	1,285,890
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(b)	2,800,000	3,042,452
		32,727,494
Metals & Mining-3.41%
Alcoa Nederland Holding B.V., 6.75%, 09/30/2024(b)	1,430,000	1,484,519
Celtic Resources Holdings DAC (United Kingdom), 4.13%, 10/09/2024(b)(c)	600,000	637,802
Cleveland-Cliffs, Inc., 4.88%, 01/15/2024(b)	777,000	790,951
Coeur Mining, Inc., 5.88%, 06/01/2024(c)	390,000	392,397
Compass Minerals International, Inc., 4.88%, 07/15/2024(b)	451,000	466,174
Constellium SE, 5.75%, 05/15/2024(b)	900,000	921,235
Freeport-McMoRan, Inc., 4.55%, 11/14/2024	1,374,000	1,504,358
Warrior Met Coal, Inc., 8.00%, 11/01/2024(b)	628,000	628,490
		6,825,926
Multiline Retail-0.46%
Macy’s Retail Holdings LLC, 3.63%, 06/01/2024(c)	995,000	909,903
Oil, Gas & Consumable Fuels-4.33%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, 09/15/2024	931,000	872,813
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.25%, 07/15/2024(b)	500,000	560,000
EnLink Midstream Partners L.P., 4.40%, 04/01/2024	890,000	859,918
EQM Midstream Partners L.P., 4.00%, 08/01/2024	850,000	847,080
Genesis Energy L.P./Genesis Energy Finance Corp., 5.63%, 06/15/2024	553,000	520,857
Hilcorp Energy I L.P./Hilcorp Finance Co., 5.00%, 12/01/2024(b)	855,000	836,741
MEG Energy Corp. (Canada), 7.00%, 03/31/2024(b)	1,157,000	1,165,677
Murphy Oil Corp., 6.88%, 08/15/2024	939,000	930,784
Occidental Petroleum Corp., 6.95%, 07/01/2024	1,195,000	1,263,712
PDC Energy, Inc., 6.13%, 09/15/2024	783,000	797,944
		8,655,526
Paper & Forest Products-0.47%
Louisiana-Pacific Corp., 4.88%, 09/15/2024(c)	386,000	397,628
Mercer International, Inc. (Germany), 6.50%, 02/01/2024	524,000	531,860
		929,488
	Principal Amount	Value
Pharmaceuticals-1.12%
Bausch Health Cos., Inc., 7.25%, 05/30/2029(b)	$1,381,000	$1,528,263
Endo DAC/Endo Finance LLC/Endo Finco, Inc., 5.88%, 10/15/2024(b)	700,000	707,402
		2,235,665
Real Estate Management & Development-1.02%
Kennedy-Wilson, Inc., 5.88%, 04/01/2024	2,000,000	2,030,000
Road & Rail-0.39%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 6.38%, 04/01/2024(b)	756,000	772,500
Semiconductors & Semiconductor Equipment-0.84%
Qorvo, Inc., 4.38%, 10/15/2029	1,556,000	1,679,858
Software-4.74%
BY Crown Parent LLC, 7.38%, 10/15/2024(b)	482,000	492,650
CDK Global, Inc.
5.00%, 10/15/2024	990,000	1,091,475
5.25%, 05/15/2029(b)	920,000	1,010,565
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 S.a.r.l./Greeneden US Holdings II LLC, 10.00%, 11/30/2024(b)(c)	1,213,000	1,276,379
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/2024(b)	3,733,000	3,886,986
Veritas US, Inc./Veritas Bermuda Ltd., 10.50%, 02/01/2024(b)(c)	1,701,000	1,711,453
		9,469,508
Specialty Retail-0.31%
AAG FH L.P./AAG FH Finco, Inc. (Canada), 9.75%, 07/15/2024(b)	315,000	298,463
Penske Automotive Group, Inc., 5.38%, 12/01/2024	312,000	318,552
		617,015
Technology Hardware, Storage & Peripherals-1.46%
Dell International LLC/EMC Corp., 7.13%, 06/15/2024(b)	2,072,000	2,149,182
Diebold Nixdorf, Inc., 8.50%, 04/15/2024(c)	777,000	776,992
		2,926,174
Textiles, Apparel & Luxury Goods-0.92%
Hanesbrands, Inc., 4.63%, 05/15/2024(b)	1,742,000	1,834,544
Trading Companies & Distributors-0.61%
BMC East LLC, 5.50%, 10/01/2024(b)	608,000	626,772
WESCO Distribution, Inc., 5.38%, 06/15/2024	585,000	600,356
		1,227,128
Wireless Telecommunication Services-2.84%
Sprint Corp., 7.13%, 06/15/2024	4,874,000	5,678,259
Total U.S. Dollar Denominated Bonds & Notes (Cost $185,733,920)		189,368,384
	Shares
Money Market Funds-4.62%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e) (Cost $9,243,411)	9,243,411	9,243,411
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.33% (Cost $194,977,331)		198,611,795

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.74%
Invesco Private Government Fund, 0.02%(d)(e)(f)	3,787,127	$3,787,127
Invesco Private Prime Fund, 0.12%(d)(e)(f)	5,678,986	5,680,690
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,467,817)		9,467,817
TOTAL INVESTMENTS IN SECURITIES-104.07% (Cost $204,445,148)		208,079,612
OTHER ASSETS LESS LIABILITIES-(4.07)%		(8,130,281)
NET ASSETS-100.00%		$199,949,331

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $110,124,132, which represented 55.08% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$23,581,522	$(14,338,111)	$-	$-	$9,243,411	$115
Invesco Premier U.S. Government Money Portfolio, Institutional Class	3,661,538	5,224,030	(8,885,568)	-	-	-	26
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,302,260	10,006,121	(10,521,254)	-	-	3,787,127	333*
Invesco Private Prime Fund	1,434,103	11,303,144	(7,056,765)	-	208	5,680,690	880*
Total	$9,397,901	$50,114,817	$(40,801,698)	$-	$208	$18,711,228	$1,354

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)
November 30, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.50%
Aerospace & Defense-1.96%
Bombardier, Inc. (Canada), 7.50%, 03/15/2025(b)	$1,211,000	$1,046,001
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/2025(b)	219,000	230,244
Spirit AeroSystems, Inc.
5.50%, 01/15/2025(b)	360,000	382,950
7.50%, 04/15/2025(b)	750,000	803,910
TransDigm, Inc., 6.50%, 05/15/2025	515,000	526,266
		2,989,371
Air Freight & Logistics-0.21%
Western Global Airlines LLC, 10.38%, 08/15/2025(b)	290,000	320,450
Airlines-1.25%
American Airlines, Inc., 11.75%, 07/15/2025(b)	1,720,000	1,904,900
Auto Components-1.10%
American Axle & Manufacturing, Inc., 6.25%, 04/01/2025	499,000	517,044
Dana Financing Luxembourg S.a.r.l., 5.75%, 04/15/2025(b)	290,000	303,231
GC EOS Buyer, Inc., 9.25%, 08/01/2025(b)	202,000	209,575
Goodyear Tire & Rubber Co. (The), 9.50%, 05/31/2025	575,000	648,303
		1,678,153
Automobiles-5.97%
Ford Motor Co., 9.00%, 04/22/2025	2,500,000	3,041,287
Ford Motor Credit Co. LLC
4.69%, 06/09/2025	400,000	425,750
5.13%, 06/16/2025	1,300,000	1,405,235
4.13%, 08/04/2025	1,100,000	1,140,563
3.38%, 11/13/2025	1,000,000	1,010,200
Jaguar Land Rover Automotive PLC (United Kingdom), 7.75%, 10/15/2025(b)	480,000	515,100
Tesla, Inc., 5.30%, 08/15/2025(b)	1,491,000	1,553,920
		9,092,055
Banks-1.09%
Deutsche Bank AG (Germany), 4.50%, 04/01/2025	1,100,000	1,176,985
Freedom Mortgage Corp., 8.25%, 04/15/2025(b)	465,000	478,950
		1,655,935
Beverages-0.37%
Primo Water Holdings, Inc. (Canada), 5.50%, 04/01/2025(b)	543,000	562,005
Building Products-0.59%
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/2025(b)	360,000	385,092
JELD-WEN, Inc.
6.25%, 05/15/2025(b)	200,000	216,500
4.63%, 12/15/2025(b)	292,000	298,904
		900,496
Capital Markets-0.20%
StoneX Group, Inc., 8.63%, 06/15/2025(b)	285,000	304,715
Chemicals-4.05%
Atotech Alpha 3 B.V./Alpha US Bidco, Inc. (United Kingdom), 6.25%, 02/01/2025(b)	400,000	409,000
Avient Corp., 5.75%, 05/15/2025(b)	465,000	497,550
	Principal Amount	Value
Chemicals-(continued)
Chemours Co. (The), 7.00%, 05/15/2025(c)	$536,000	$555,135
Consolidated Energy Finance S.A. (Switzerland), 6.88%, 06/15/2025(b)	506,000	497,568
Koppers, Inc., 6.00%, 02/15/2025(b)	330,000	340,931
Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.00%, 04/15/2025(b)	254,000	262,731
OCI N.V. (Netherlands), 4.63%, 10/15/2025(b)	40,000	41,775
Olin Corp., 9.50%, 06/01/2025(b)	345,000	422,194
PQ Corp., 5.75%, 12/15/2025(b)	209,000	215,401
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/2025(b)	394,000	392,272
SPCM S.A. (France), 4.88%, 09/15/2025(b)	400,000	413,020
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.38%, 09/01/2025(b)	342,000	350,336
Tronox Finance PLC, 5.75%, 10/01/2025(b)	377,000	390,666
Tronox, Inc., 6.50%, 05/01/2025(b)	355,000	378,625
Valvoline, Inc., 4.38%, 08/15/2025	575,000	595,160
Venator Finance S.a.r.l./Venator Materials LLC
9.50%, 07/01/2025(b)	150,000	165,000
5.75%, 07/15/2025(b)	271,000	238,297
		6,165,661
Commercial Services & Supplies-2.11%
Core & Main L.P., 6.13%, 08/15/2025(b)	512,000	525,760
Covanta Holding Corp., 5.88%, 07/01/2025	290,000	303,019
GFL Environmental, Inc. (Canada), 3.75%, 08/01/2025(b)	540,000	551,812
Intrado Corp., 8.50%, 10/15/2025(b)	678,000	649,609
KAR Auction Services, Inc., 5.13%, 06/01/2025(b)	650,000	670,930
Matthews International Corp., 5.25%, 12/01/2025(b)	139,000	135,337
Ritchie Bros. Auctioneers, Inc. (Canada), 5.38%, 01/15/2025(b)	367,000	379,157
		3,215,624
Communications Equipment-0.96%
CommScope Technologies LLC, 6.00%, 06/15/2025(b)	923,000	947,044
ViaSat, Inc., 5.63%, 09/15/2025(b)	505,000	514,469
		1,461,513
Construction & Engineering-0.65%
PowerTeam Services LLC, 9.03%, 12/04/2025(b)	600,000	660,375
Tutor Perini Corp., 6.88%, 05/01/2025(b)(c)	331,000	332,278
		992,653
Construction Materials-0.54%
Picasso Finance Sub, Inc., 6.13%, 06/15/2025(b)	430,000	460,724
Summit Materials LLC/Summit Materials Finance Corp., 5.13%, 06/01/2025(b)	189,000	192,524
Werner FinCo L.P./Werner FinCo, Inc., 8.75%, 07/15/2025(b)	179,000	175,177
		828,425
Consumer Finance-1.90%
Ally Financial, Inc., 5.75%, 11/20/2025	755,000	882,803
Curo Group Holdings Corp., 8.25%, 09/01/2025(b)	475,000	404,938
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Consumer Finance-(continued)
Navient Corp., 6.75%, 06/25/2025	$359,000	$387,056
OneMain Finance Corp., 6.88%, 03/15/2025	1,070,000	1,224,481
		2,899,278
Containers & Packaging-3.45%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 02/15/2025(b)	751,000	777,097
Ball Corp., 5.25%, 07/01/2025	934,000	1,073,526
Flex Acquisition Co., Inc., 6.88%, 01/15/2025(b)	411,000	422,171
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/2025(b)	914,000	918,524
Owens-Brockway Glass Container, Inc.
5.38%, 01/15/2025(b)	217,000	231,896
6.38%, 08/15/2025(b)	219,000	242,679
Pactiv LLC, 7.95%, 12/15/2025	198,000	221,637
Plastipak Holdings, Inc., 6.25%, 10/15/2025(b)	357,000	368,380
Sealed Air Corp., 5.50%, 09/15/2025(b)	399,000	448,580
Silgan Holdings, Inc., 4.75%, 03/15/2025	169,000	173,225
Smurfit Kappa Treasury Funding DAC (Ireland), 7.50%, 11/20/2025	189,000	231,525
Trident TPI Holdings, Inc., 6.63%, 11/01/2025(b)	139,000	139,507
		5,248,747
Diversified Consumer Services-0.49%
Laureate Education, Inc., 8.25%, 05/01/2025(b)	523,000	555,361
WW International, Inc., 8.63%, 12/01/2025(b)	186,000	194,458
		749,819
Diversified Financial Services-2.06%
eG Global Finance PLC (United Kingdom), 8.50%, 10/30/2025(b)	700,000	755,265
Genworth Mortgage Holdings, Inc., 6.50%, 08/15/2025(b)	500,000	533,438
LPL Holdings, Inc., 5.75%, 09/15/2025(b)	643,000	667,125
Stena International S.A. (Sweden), 6.13%, 02/01/2025(b)	279,000	276,908
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/2025(b)	885,000	908,231
		3,140,967
Diversified Telecommunication Services-0.82%
CenturyLink, Inc., 5.63%, 04/01/2025	356,000	382,922
Cincinnati Bell, Inc., 8.00%, 10/15/2025(b)	257,000	275,652
Level 3 Financing, Inc., 5.38%, 05/01/2025	573,000	589,288
		1,247,862
Electric Utilities-0.62%
DPL, Inc., 4.13%, 07/01/2025(b)	250,000	265,938
Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(b)	400,000	418,750
Talen Energy Supply LLC, 6.50%, 06/01/2025	379,000	264,589
		949,277
Electrical Equipment-0.28%
Sensata Technologies B.V., 5.00%, 10/01/2025(b)	389,000	432,519
Electronic Equipment, Instruments & Components-0.63%
Brightstar Escrow Corp., 9.75%, 10/15/2025(b)	250,000	259,155
CDW LLC/CDW Finance Corp., 4.13%, 05/01/2025	400,000	415,750
TTM Technologies, Inc., 5.63%, 10/01/2025(b)	270,000	279,578
		954,483
	Principal Amount	Value
Energy Equipment & Services-0.45%
CSI Compressco L.P./CSI Compressco Finance, Inc., 7.50%, 04/01/2025(b)	$395,000	$355,541
Exterran Energy Solutions L.P./EES Finance Corp., 8.13%, 05/01/2025	395,000	323,448
		678,989
Entertainment-0.95%
Banijay Entertainment S.A.S.U. (France), 5.38%, 03/01/2025(b)	400,000	407,250
Netflix, Inc.
5.88%, 02/15/2025(c)	573,000	655,727
3.63%, 06/15/2025(b)	360,000	382,275
		1,445,252
Equity REITs-3.79%
CTR Partnership L.P./CareTrust Capital Corp., 5.25%, 06/01/2025	335,000	348,790
Diversified Healthcare Trust, 9.75%, 06/15/2025	690,000	785,813
FelCor Lodging L.P., 6.00%, 06/01/2025	318,000	320,749
iStar, Inc., 4.25%, 08/01/2025	425,000	414,375
MGM Growth Properties Operating Partnership L.P./MGP Finance Co.-Issuer, Inc., 4.63%, 06/15/2025(b)	599,000	632,544
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, 7.50%, 06/01/2025(b)	400,000	431,750
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 02/15/2025(b)	1,796,000	1,911,618
VICI Properties L.P./VICI Note Co., Inc., 3.50%, 02/15/2025(b)	543,000	554,878
XHR L.P., 6.38%, 08/15/2025(b)	360,000	377,775
		5,778,292
Food & Staples Retailing-1.43%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertson’s LLC, 5.75%, 03/15/2025	683,000	706,919
Dole Food Co., Inc., 7.25%, 06/15/2025(b)	200,000	203,229
Performance Food Group, Inc., 6.88%, 05/01/2025(b)(c)	129,000	139,239
Rite Aid Corp., 7.50%, 07/01/2025(b)	434,000	442,344
US Foods, Inc., 6.25%, 04/15/2025(b)	650,000	692,172
		2,183,903
Food Products-1.29%
B&G Foods, Inc., 5.25%, 04/01/2025	653,000	678,083
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/2025(b)	438,000	459,074
Clearwater Seafoods, Inc. (Canada), 6.88%, 05/01/2025(b)	164,000	171,978
Del Monte Foods, Inc., 11.88%, 05/15/2025(b)	600,000	656,625
		1,965,760
Gas Utilities-0.81%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.50%, 05/20/2025	463,000	509,300
Ferrellgas L.P./Ferrellgas Finance Corp., 10.00%, 04/15/2025(b)	460,000	507,748
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.75%, 03/01/2025	206,000	210,356
		1,227,404

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Health Care Equipment & Supplies-0.09%
Hill-Rom Holdings, Inc., 5.00%, 02/15/2025(b)	$139,000	$143,604
Health Care Providers & Services-6.35%
Air Methods Corp., 8.00%, 05/15/2025(b)	360,000	301,912
Akumin, Inc., 7.00%, 11/01/2025(b)	300,000	309,375
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/2025(b)	841,000	855,718
Community Health Systems, Inc., 6.63%, 02/15/2025(b)	1,277,000	1,302,285
Encompass Health Corp., 5.75%, 09/15/2025(c)	253,000	261,855
Global Medical Response, Inc., 6.50%, 10/01/2025(b)	425,000	438,281
HCA, Inc.
5.38%, 02/01/2025	2,138,000	2,396,730
7.69%, 06/15/2025	139,000	168,349
Legacy LifePoint Health LLC, 6.75%, 04/15/2025(b)	430,000	460,100
Molina Healthcare, Inc., 4.88%, 06/15/2025(b)	206,000	211,022
Prime Healthcare Services, Inc., 7.25%, 11/01/2025(b)	500,000	523,125
Surgery Center Holdings, Inc., 6.75%, 07/01/2025(b)	266,000	270,821
Team Health Holdings, Inc., 6.38%, 02/01/2025(b)(c)	378,000	293,177
Tenet Healthcare Corp.
5.13%, 05/01/2025	985,000	996,032
7.00%, 08/01/2025	335,000	346,589
West Street Merger Sub, Inc., 6.38%, 09/01/2025(b)	519,000	533,597
		9,668,968
Hotels, Restaurants & Leisure-11.92%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.75%, 04/15/2025(b)	360,000	384,923
Aramark Services, Inc., 5.00%, 04/01/2025(b)(c)	556,000	572,124
Caesars Entertainment, Inc., 6.25%, 07/01/2025(b)	2,440,000	2,600,552
Caesars Resort Collection LLC/CRC Finco, Inc.
5.75%, 07/01/2025(b)	800,000	848,000
5.25%, 10/15/2025(b)	1,222,000	1,223,607
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.50%, 05/01/2025(b)	660,000	693,825
Constellation Merger Sub, Inc., 8.50%, 09/15/2025(b)(c)	292,000	255,834
ESH Hospitality, Inc., 5.25%, 05/01/2025(b)	852,000	873,492
Golden Nugget, Inc., 8.75%, 10/01/2025(b)(c)	480,000	484,500
Hilton Domestic Operating Co., Inc., 5.38%, 05/01/2025(b)	325,000	344,438
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.63%, 04/01/2025	728,000	744,831
International Game Technology PLC, 6.50%, 02/15/2025(b)	1,100,000	1,215,500
IRB Holding Corp., 7.00%, 06/15/2025(b)	500,000	544,638
MGM Resorts International
6.75%, 05/01/2025	475,000	511,076
5.75%, 06/15/2025	529,000	572,973
Powdr Corp., 6.00%, 08/01/2025(b)	200,000	208,810
Sabre GLBL, Inc.
9.25%, 04/15/2025(b)	500,000	585,375
7.38%, 09/01/2025(b)	800,000	863,200
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Scientific Games International, Inc.
8.63%, 07/01/2025(b)	$350,000	$378,434
5.00%, 10/15/2025(b)	868,000	894,040
SeaWorld Parks & Entertainment, Inc.
8.75%, 05/01/2025(b)(c)	150,000	161,156
9.50%, 08/01/2025(b)	330,000	358,669
Station Casinos LLC, 5.00%, 10/01/2025(b)	342,000	345,206
Sugarhouse HSP Gaming Prop Mezz L.P./Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/2025(b)	218,000	213,345
Vail Resorts, Inc., 6.25%, 05/15/2025(b)	400,000	428,500
Wyndham Destinations, Inc., 6.60%, 10/01/2025	149,000	167,796
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/2025(b)	1,193,000	1,219,097
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.75%, 04/15/2025(b)	430,000	464,342
		18,158,283
Household Durables-1.50%
American Greetings Corp., 8.75%, 04/15/2025(b)	228,000	220,851
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.75%, 08/01/2025(b)	179,000	187,260
At Home Holding III, Inc., 8.75%, 09/01/2025(b)	180,000	194,513
Beazer Homes USA, Inc., 6.75%, 03/15/2025	169,000	176,165
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), 6.38%, 05/15/2025(b)	139,000	144,886
Century Communities, Inc., 5.88%, 07/15/2025	395,000	413,486
M/I Homes, Inc., 5.63%, 08/01/2025	112,000	116,888
Meritage Homes Corp., 6.00%, 06/01/2025	399,000	455,109
Newell Brands, Inc., 4.88%, 06/01/2025	332,000	367,275
		2,276,433
Household Products-0.58%
Spectrum Brands, Inc., 5.75%, 07/15/2025	851,000	879,883
Industrial Conglomerates-0.90%
Brand Industrial Services, Inc., 8.50%, 07/15/2025(b)	689,000	687,278
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.38%, 12/15/2025	669,000	689,070
		1,376,348
Insurance-1.04%
Acrisure LLC/Acrisure Finance, Inc., 7.00%, 11/15/2025(b)	609,000	625,367
AssuredPartners, Inc., 7.00%, 08/15/2025(b)	329,000	340,717
USI, Inc., 6.88%, 05/01/2025(b)	597,000	613,785
		1,579,869
Interactive Media & Services-0.25%
TripAdvisor, Inc., 7.00%, 07/15/2025(b)	350,000	376,906
IT Services-0.15%
Cardtronics, Inc./Cardtronics USA, Inc., 5.50%, 05/01/2025(b)(c)	219,000	226,916
Leisure Products-0.75%
Mattel, Inc., 6.75%, 12/31/2025(b)	1,083,000	1,140,074
Machinery-1.85%
Meritor, Inc., 6.25%, 06/01/2025(b)	200,000	213,750

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Machinery-(continued)
Navistar International Corp.
9.50%, 05/01/2025(b)	$400,000	$448,250
6.63%, 11/01/2025(b)	636,000	666,496
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/2025(b)	335,000	342,538
Tennant Co., 5.63%, 05/01/2025	219,000	227,760
Terex Corp., 5.63%, 02/01/2025(b)	523,000	537,709
TriMas Corp., 4.88%, 10/15/2025(b)	167,000	170,783
Wabash National Corp., 5.50%, 10/01/2025(b)	209,000	213,942
		2,821,228
Media-1.90%
AMC Networks, Inc., 4.75%, 08/01/2025(c)	509,000	524,776
Clear Channel International B.V., 6.63%, 08/01/2025(b)	100,000	104,625
E.W. Scripps Co. (The), 5.13%, 05/15/2025(b)	288,000	289,260
Houghton Mifflin Harcourt Publishers, Inc., 9.00%, 02/15/2025(b)(c)	597,000	593,830
Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 06/15/2025(b)	290,000	308,669
Univision Communications, Inc., 5.13%, 02/15/2025(b)	1,065,000	1,073,653
		2,894,813
Metals & Mining-3.27%
Cleveland-Cliffs, Inc.
5.75%, 03/01/2025(c)	646,000	643,981
9.88%, 10/17/2025(b)	700,000	817,250
Constellium SE, 6.63%, 03/01/2025(b)	403,000	416,491
Freeport-McMoRan, Inc., 4.63%, 08/01/2030	550,000	610,101
Hudbay Minerals, Inc. (Peru), 7.63%, 01/15/2025(b)	410,000	428,194
Kaiser Aluminum Corp., 6.50%, 05/01/2025(b)	250,000	268,125
New Gold, Inc. (Canada), 6.38%, 05/15/2025(b)	259,000	270,545
TMS International Holding Corp., 7.25%, 08/15/2025(b)	172,000	170,710
United States Steel Corp.
12.00%, 06/01/2025(b)	755,000	861,840
6.88%, 08/15/2025(c)	535,000	499,222
		4,986,459
Mortgage REITs-0.62%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/2025(b)	254,000	244,951
New Residential Investment Corp., 6.25%, 10/15/2025(b)	360,000	353,475
Starwood Property Trust, Inc., 4.75%, 03/15/2025	335,000	344,941
		943,367
Multiline Retail-0.67%
Macy’s, Inc., 8.38%, 06/15/2025(b)	930,000	1,014,993
Oil, Gas & Consumable Fuels-10.62%
Antero Resources Corp., 5.00%, 03/01/2025	819,000	644,451
Apache Corp., 4.63%, 11/15/2025	360,000	374,742
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 11.00%, 04/15/2025(b)(c)	364,000	364,906
Cheniere Energy Partners L.P., 5.25%, 10/01/2025	1,072,000	1,101,212
Comstock Resources, Inc., 7.50%, 05/15/2025(b)	296,000	296,000
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.75%, 04/01/2025(c)	$329,000	$327,355
CrownRock L.P./CrownRock Finance, Inc., 5.63%, 10/15/2025(b)	868,000	878,307
CVR Energy, Inc., 5.25%, 02/15/2025(b)	501,000	441,819
DCP Midstream Operating L.P., 5.38%, 07/15/2025	628,000	678,632
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 6.75%, 05/15/2025	120,000	110,837
Endeavor Energy Resources L.P./EER Finance, Inc., 6.63%, 07/15/2025(b)	400,000	426,624
EnLink Midstream Partners L.P., 4.15%, 06/01/2025	480,000	442,800
EQM Midstream Partners L.P., 6.00%, 07/01/2025(b)	460,000	490,475
Genesis Energy L.P./Genesis Energy Finance Corp., 6.50%, 10/01/2025	384,000	354,000
Hilcorp Energy I L.P./Hilcorp Finance Co., 5.75%, 10/01/2025(b)	360,000	353,212
Martin Midstream Partners L.P./Martin Midstream Finance Corp., 11.50%, 02/28/2025(b)	190,000	180,500
MEG Energy Corp. (Canada), 6.50%, 01/15/2025(b)	511,000	521,619
Murphy Oil Corp., 5.75%, 08/15/2025	457,000	430,770
Neptune Energy Bondco PLC (United Kingdom), 6.63%, 05/15/2025(b)	700,000	666,750
New Fortress Energy, Inc., 6.75%, 09/15/2025(b)	800,000	851,500
NuStar Logistics L.P., 5.75%, 10/01/2025	400,000	421,600
Occidental Petroleum Corp.
3.50%, 06/15/2025	555,000	519,619
8.00%, 07/15/2025(c)	300,000	329,528
5.88%, 09/01/2025	650,000	657,345
Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%, 12/15/2025(b)	139,000	132,557
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/2025	381,000	224,076
Range Resources Corp., 4.88%, 05/15/2025(c)	539,000	501,499
Seven Generations Energy Ltd. (Canada), 5.38%, 09/30/2025(b)	507,000	509,827
Southwestern Energy Co., 6.45%, 01/23/2025	642,000	656,044
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2025(b)	469,000	462,844
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.13%, 02/01/2025	512,000	526,395
Vermilion Energy, Inc. (Canada), 5.63%, 03/15/2025(b)	219,000	180,926
Western Midstream Operating L.P.
4.10%, 02/01/2025	750,000	749,535
3.95%, 06/01/2025	363,000	362,546
		16,170,852
Paper & Forest Products-0.63%
Boise Cascade Co., 4.88%, 07/01/2030(b)	290,000	315,194

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Paper & Forest Products-(continued)
Clearwater Paper Corp., 5.38%, 02/01/2025(b)(c)	$210,000	$224,254
Mercer International, Inc. (Germany), 7.38%, 01/15/2025	400,000	414,250
		953,698
Pharmaceuticals-2.52%
Bausch Health Cos., Inc.
6.13%, 04/15/2025(b)	2,518,000	2,594,043
5.50%, 11/01/2025(b)	1,207,000	1,243,512
		3,837,555
Professional Services-0.55%
Jaguar Holding Co. II / PPD Development L.P., 4.63%, 06/15/2025(b)	340,000	355,854
Nielsen Co. (Luxembourg) S.a.r.l. (The), 5.00%, 02/01/2025(b)(c)	469,000	483,363
		839,217
Real Estate Management & Development-1.19%
Five Point Operating Co. L.P./Five Point Capital Corp., 7.88%, 11/15/2025(b)	529,000	556,442
Greystar Real Estate Partners LLC, 5.75%, 12/01/2025(b)	529,000	542,225
Howard Hughes Corp. (The), 5.38%, 03/15/2025(b)	687,000	708,469
		1,807,136
Road & Rail-1.04%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 03/15/2025(b)	300,000	298,313
10.50%, 05/15/2025(b)(c)	500,000	585,852
Uber Technologies, Inc., 7.50%, 05/15/2025(b)	660,000	705,401
		1,589,566
Semiconductors & Semiconductor Equipment-0.92%
ams AG (Austria), 7.00%, 07/31/2025(b)	500,000	554,168
Microchip Technology, Inc., 4.25%, 09/01/2025(b)	800,000	839,180
		1,393,348
Software-1.27%
Ascend Learning LLC, 6.88%, 08/01/2025(b)	214,000	221,735
Boxer Parent Co., Inc., 7.13%, 10/02/2025(b)	200,000	216,408
j2 Cloud Services LLC/j2 Cloud Co-Obligor, Inc., 6.00%, 07/15/2025(b)	393,000	411,353
PTC, Inc., 3.63%, 02/15/2025(b)	341,000	348,988
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/2025(b)	720,000	728,784
		1,927,268
Specialty Retail-2.14%
Carvana Co., 5.63%, 10/01/2025(b)	340,000	342,125
Gap, Inc. (The), 8.63%, 05/15/2025(b)	450,000	500,737
Lithia Motors, Inc., 5.25%, 08/01/2025(b)	239,000	248,236
Penske Automotive Group, Inc., 3.50%, 09/01/2025	400,000	406,008
PetSmart, Inc., 5.88%, 06/01/2025(b)	915,000	930,441
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/01/2025	808,000	833,452
		3,260,999
	Principal Amount	Value
Technology Hardware, Storage & Peripherals-1.04%
Diebold Nixdorf, Inc., 9.38%, 07/15/2025(b)	$800,000	$879,500
Everi Payments, Inc., 7.50%, 12/15/2025(b)	170,000	175,295
Xerox Holdings Corp., 5.00%, 08/15/2025(b)	500,000	520,625
		1,575,420
Textiles, Apparel & Luxury Goods-1.46%
Abercrombie & Fitch Management Co., 8.75%, 07/15/2025(b)	230,000	250,556
Burlington Coat Factory Warehouse Corp., 6.25%, 04/15/2025(b)	200,000	212,750
G-III Apparel Group Ltd., 7.88%, 08/15/2025(b)	280,000	303,450
Hanesbrands, Inc., 5.38%, 05/15/2025(b)	450,000	479,534
Levi Strauss & Co., 5.00%, 05/01/2025	718,000	738,642
Wolverine World Wide, Inc., 6.38%, 05/15/2025(b)	220,000	234,163
		2,219,095
Thrifts & Mortgage Finance-0.47%
PennyMac Financial Services, Inc., 5.38%, 10/15/2025(b)	470,000	491,737
Provident Funding Associates L.P./PFG Finance Corp., 6.38%, 06/15/2025(b)	226,000	225,694
		717,431
Tobacco-0.46%
Vector Group Ltd., 6.13%, 02/01/2025(b)	693,000	702,962
Trading Companies & Distributors-1.09%
Beacon Roofing Supply, Inc., 4.88%, 11/01/2025(b)	938,000	952,365
H&E Equipment Services, Inc., 5.63%, 09/01/2025	678,000	709,561
		1,661,926
Wireless Telecommunication Services-1.24%
Sprint Corp., 7.63%, 02/15/2025	1,234,000	1,480,029
T-Mobile USA, Inc., 5.13%, 04/15/2025	390,000	401,335
		1,881,364
Total U.S. Dollar Denominated Bonds & Notes (Cost $146,486,657)		150,000,489
	Shares
Money Market Funds-0.81%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e) (Cost $1,232,815)	1,232,815	1,232,815
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.31% (Cost $147,719,472)		151,233,304
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.19%
Invesco Private Government Fund, 0.02%(d)(e)(f)	2,444,383	2,444,383

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.12%(d)(e)(f)	3,938,787	$3,939,969
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,384,352)		6,384,352
TOTAL INVESTMENTS IN SECURITIES-103.50% (Cost $154,103,824)		157,617,656
OTHER ASSETS LESS LIABILITIES-(3.50)%		(5,328,047)
NET ASSETS-100.00%		$152,289,609

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $101,344,029, which represented 66.55% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$7,931,921	$(6,699,106)	$-	$-	$1,232,815	$37
Invesco Premier U.S. Government Money Portfolio, Institutional Class	2,169,837	2,535,356	(4,705,193)	-	-	-	16
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,309,287	8,141,782	(9,006,686)	-	-	2,444,383	280*
Invesco Private Prime Fund	1,103,113	7,588,431	(4,751,714)	-	139	3,939,969	651*
Total	$6,582,237	$26,197,490	$(25,162,699)	$-	$139	$7,617,167	$984

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)
November 30, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.15%
Aerospace & Defense-1.74%
BWX Technologies, Inc., 5.38%, 07/15/2026(b)	$213,000	$222,012
Signature Aviation US Holdings, Inc., 5.38%, 05/01/2026(b)	263,000	270,890
TransDigm, Inc., 6.38%, 06/15/2026	497,000	517,166
		1,010,068
Auto Components-2.48%
American Axle & Manufacturing, Inc., 6.25%, 03/15/2026	206,000	210,892
Dana Financing Luxembourg S.a.r.l., 6.50%, 06/01/2026(b)	200,000	209,975
Gates Global LLC/Gates Corp., 6.25%, 01/15/2026(b)	293,000	307,407
Goodyear Tire & Rubber Co. (The), 5.00%, 05/31/2026(c)	471,000	481,216
Tenneco, Inc., 5.00%, 07/15/2026	258,000	232,690
		1,442,180
Automobiles-3.49%
Cooper-Standard Automotive, Inc., 5.63%, 11/15/2026(b)	210,000	169,911
Ford Motor Co., 4.35%, 12/08/2026	785,000	825,569
Ford Motor Credit Co. LLC, 4.39%, 01/08/2026	800,000	833,128
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	185,000	196,794
		2,025,402
Building Products-1.60%
American Woodmark Corp., 4.88%, 03/15/2026(b)	188,000	192,899
Cornerstone Building Brands, Inc., 8.00%, 04/15/2026(b)	341,000	359,551
Masonite International Corp., 5.75%, 09/15/2026(b)	161,000	169,221
PGT Innovations, Inc., 6.75%, 08/01/2026(b)	193,000	206,473
		928,144
Capital Markets-0.47%
MSCI, Inc., 4.75%, 08/01/2026(b)	262,000	272,480
Chemicals-1.89%
Consolidated Energy Finance S.A. (Switzerland), 6.50%, 05/15/2026(b)	200,000	194,040
GCP Applied Technologies, Inc., 5.50%, 04/15/2026(b)	185,000	190,284
Ingevity Corp., 4.50%, 02/01/2026(b)	155,000	158,264
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/2026	203,000	216,918
Tronox, Inc., 6.50%, 04/15/2026(b)(c)	323,000	335,913
		1,095,419
Commercial Services & Supplies-1.94%
Cimpress PLC (Ireland), 7.00%, 06/15/2026(b)	250,000	257,765
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/2026	205,000	221,272
GFL Environmental, Inc. (Canada), 5.13%, 12/15/2026(b)	261,000	275,707
Waste Pro USA, Inc., 5.50%, 02/15/2026(b)	361,000	373,781
		1,128,525
Communications Equipment-0.97%
Hughes Satellite Systems Corp., 6.63%, 08/01/2026	504,000	562,494
	Principal Amount	Value
Construction & Engineering-0.42%
New Enterprise Stone & Lime Co., Inc., 6.25%, 03/15/2026(b)	$235,000	$242,784
Consumer Finance-2.55%
Credit Acceptance Corp., 6.63%, 03/15/2026	210,000	222,863
Navient Corp., 6.75%, 06/15/2026(c)	265,000	285,372
OneMain Finance Corp., 7.13%, 03/15/2026	842,000	970,274
		1,478,509
Containers & Packaging-3.12%
Ball Corp., 4.88%, 03/15/2026	396,000	446,324
Berry Global, Inc., 4.50%, 02/15/2026(b)(c)	264,000	271,095
Cascades, Inc./Cascades USA, Inc. (Canada), 5.13%, 01/15/2026(b)	180,000	191,137
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026	187,000	229,741
Flex Acquisition Co., Inc., 7.88%, 07/15/2026(b)	267,000	281,685
LABL Escrow Issuer LLC, 6.75%, 07/15/2026(b)	368,000	393,530
		1,813,512
Distributors-1.23%
American Builders & Contractors Supply Co., Inc., 5.88%, 05/15/2026(b)	318,000	331,714
Wolverine Escrow LLC, 9.00%, 11/15/2026(b)	456,000	383,895
		715,609
Diversified Consumer Services-1.09%
Carriage Services, Inc., 6.63%, 06/01/2026(b)	206,000	218,718
frontdoor, inc., 6.75%, 08/15/2026(b)	184,000	196,650
Graham Holdings Co., 5.75%, 06/01/2026(b)	207,000	219,122
		634,490
Diversified Financial Services-1.66%
Compass Group Diversified Holdings LLC, 8.00%, 05/01/2026(b)	318,000	337,799
Verscend Escrow Corp., 9.75%, 08/15/2026(b)	576,000	626,760
		964,559
Diversified Telecommunication Services-3.86%
CenturyLink, Inc., 5.13%, 12/15/2026(b)	659,000	690,438
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom), 6.75%, 10/01/2026(b)	1,090,000	1,131,256
Level 3 Financing, Inc., 5.25%, 03/15/2026	404,000	418,164
		2,239,858
Electric Utilities-1.56%
NextEra Energy Operating Partners L.P., 3.88%, 10/15/2026(b)	264,000	279,015
Talen Energy Supply LLC, 10.50%, 01/15/2026(b)	516,000	415,375
Terraform Global Operating LLC, 6.13%, 03/01/2026(b)	205,000	211,623
		906,013
Electronic Equipment, Instruments & Components-0.37%
Itron, Inc., 5.00%, 01/15/2026(b)	210,000	214,725
Energy Equipment & Services-0.40%
Precision Drilling Corp. (Canada), 7.13%, 01/15/2026(b)(c)	189,000	125,413
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 04/01/2026	104,000	107,804
		233,217
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Entertainment-1.59%
Live Nation Entertainment, Inc., 5.63%, 03/15/2026(b)	$157,000	$158,806
Netflix, Inc., 4.38%, 11/15/2026	525,000	583,078
WMG Acquisition Corp., Series 19-A, 5.50%, 04/15/2026(b)	173,000	180,103
		921,987
Equity REITs-2.16%
GEO Group, Inc. (The), 6.00%, 04/15/2026	105,000	77,963
MGM Growth Properties Operating Partnership L.P./MGP Finance Co.-Issuer, Inc., 4.50%, 09/01/2026	267,000	282,352
VICI Properties L.P./VICI Note Co., Inc., 4.25%, 12/01/2026(b)	863,000	896,722
		1,257,037
Food & Staples Retailing-0.83%
Rite Aid Corp., 8.00%, 11/15/2026(b)	275,000	279,469
Sigma Holdco B.V. (Netherlands), 7.88%, 05/15/2026(b)	200,000	200,463
		479,932
Food Products-3.39%
FAGE International S.A./FAGE USA Dairy Industry, Inc. (Luxembourg), 5.63%, 08/15/2026(b)	400,000	407,424
H-Food Holdings LLC/Hearthside Finance Co., Inc., 8.50%, 06/01/2026(b)	180,000	185,575
Lamb Weston Holdings, Inc., 4.88%, 11/01/2026(b)	432,000	450,090
Post Holdings, Inc., 5.00%, 08/15/2026(b)	892,000	926,998
		1,970,087
Gas Utilities-1.04%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.88%, 08/20/2026	358,000	403,131
Superior Plus L.P./Superior General Partner, Inc. (Canada), 7.00%, 07/15/2026(b)	187,000	201,025
		604,156
Health Care Providers & Services-5.72%
AHP Health Partners, Inc., 9.75%, 07/15/2026(b)(c)	245,000	269,147
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(b)	160,000	163,769
HCA, Inc.
5.88%, 02/15/2026	1,004,000	1,157,110
5.38%, 09/01/2026	527,000	599,792
Tenet Healthcare Corp., 4.88%, 01/01/2026(b)	1,099,000	1,133,333
		3,323,151
Hotels, Restaurants & Leisure-6.26%
Aramark Services, Inc., 4.75%, 06/01/2026	259,000	264,569
Boyd Gaming Corp.
6.38%, 04/01/2026	389,000	404,614
6.00%, 08/15/2026	361,000	376,794
Hilton Domestic Operating Co., Inc., 5.13%, 05/01/2026	791,000	820,061
IRB Holding Corp., 6.75%, 02/15/2026(b)	259,000	268,389
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 09/15/2026	393,000	413,326
Merlin Entertainments Ltd. (United Kingdom), 5.75%, 06/15/2026(b)	200,000	209,712
MGM Resorts International, 4.63%, 09/01/2026	207,000	212,563
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Wyndham Destinations, Inc., 6.63%, 07/31/2026(b)	$350,000	$393,313
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/2026(b)	267,000	276,178
		3,639,519
Household Durables-3.50%
LGI Homes, Inc., 6.88%, 07/15/2026(b)	153,000	161,033
Newell Brands, Inc., 4.70%, 04/01/2026	1,054,000	1,137,002
SRS Distribution, Inc., 8.25%, 07/01/2026(b)(c)	187,000	198,688
Tempur Sealy International, Inc., 5.50%, 06/15/2026	311,000	324,342
TopBuild Corp., 5.63%, 05/01/2026(b)	207,000	214,633
		2,035,698
Independent Power and Renewable Electricity Producers-1.69%
AES Andres B.V./Dominican Power Partners/Empresa Generadora de Electricidad Itabo S.A. (Dominican Republic), 7.95%, 05/11/2026(b)	166,000	169,942
Calpine Corp., 5.25%, 06/01/2026(b)	618,000	641,206
Clearway Energy Operating LLC, 5.00%, 09/15/2026	167,000	172,605
		983,753
Industrial Conglomerates-1.19%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.25%, 05/15/2026	658,000	689,110
Insurance-2.10%
AmWINS Group, Inc., 7.75%, 07/01/2026(b)	284,000	307,731
HUB International Ltd., 7.00%, 05/01/2026(b)	871,000	909,982
		1,217,713
Interactive Media & Services-0.28%
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(b)(c)	165,000	161,158
Life Sciences Tools & Services-1.91%
Charles River Laboratories International, Inc., 5.50%, 04/01/2026(b)	259,000	272,436
IQVIA, Inc., 5.00%, 10/15/2026(b)	800,000	838,500
		1,110,936
Machinery-1.31%
Mueller Water Products, Inc., 5.50%, 06/15/2026(b)	235,000	244,649
SPX FLOW, Inc., 5.88%, 08/15/2026(b)	161,000	168,547
Titan Acquisition Ltd./Titan Co-Borrower LLC (Canada), 7.75%, 04/15/2026(b)	336,000	349,440
		762,636
Media-6.85%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, 05/01/2026(b)	782,000	815,552
DISH DBS Corp., 7.75%, 07/01/2026(c)	1,050,000	1,199,641
Gray Television, Inc., 5.88%, 07/15/2026(b)	369,000	386,297
JCK Legacy Co., 9.00%, 07/15/2026	88,000	84,255
Meredith Corp., 6.88%, 02/01/2026	838,000	834,334
National CineMedia LLC, 5.75%, 08/15/2026	106,000	66,097
Sinclair Television Group, Inc., 5.88%, 03/15/2026(b)	183,000	186,396
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 08/15/2026(b)	390,000	408,769
		3,981,341

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Metals & Mining-4.68%
Alcoa Nederland Holding B.V., 7.00%, 09/30/2026(b)	$310,000	$332,762
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. (Canada), 8.75%, 07/15/2026(b)	302,000	317,799
Cleveland-Cliffs, Inc., 6.75%, 03/15/2026(b)	440,000	475,200
Constellium SE, 5.88%, 02/15/2026(b)	250,000	257,629
JW Aluminum Continuous Cast Co., 10.25%, 06/01/2026(b)	207,000	219,122
Novelis Corp., 5.88%, 09/30/2026(b)	789,000	828,450
United States Steel Corp., 6.25%, 03/15/2026	322,000	285,195
		2,716,157
Oil, Gas & Consumable Fuels-12.09%
Berry Petroleum Co. LLC, 7.00%, 02/15/2026(b)	209,000	170,636
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.63%, 07/15/2026(b)	156,000	147,030
Buckeye Partners L.P., 3.95%, 12/01/2026	313,000	307,914
Cheniere Energy Partners L.P., 5.63%, 10/01/2026	578,000	604,270
CNX Midstream Partners L.P./CNX Midstream Finance Corp., 6.50%, 03/15/2026(b)	209,000	212,658
Comstock Resources, Inc., 9.75%, 08/15/2026	350,000	370,562
Endeavor Energy Resources L.P./EER Finance, Inc., 5.50%, 01/30/2026(b)	267,000	275,177
EQM Midstream Partners L.P., 4.13%, 12/01/2026	260,000	257,157
Genesis Energy L.P./Genesis Energy Finance Corp., 6.25%, 05/15/2026	239,000	220,478
Hess Midstream Operations L.P., 5.63%, 02/15/2026(b)	417,000	431,334
Indigo Natural Resources LLC, 6.88%, 02/15/2026(b)	338,000	342,225
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/2026(b)	207,000	205,965
Occidental Petroleum Corp.
5.55%, 03/15/2026	572,000	568,522
3.40%, 04/15/2026	607,000	550,473
Parkland Corp. (Canada), 6.00%, 04/01/2026(b)	267,000	281,774
PDC Energy, Inc., 5.75%, 05/15/2026	417,000	415,697
QEP Resources, Inc., 5.63%, 03/01/2026(c)	259,000	185,703
Southwestern Energy Co., 7.50%, 04/01/2026(c)	476,000	496,563
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.88%, 04/15/2026	520,000	548,275
TransMontaigne Partners L.P./TLP Finance Corp., 6.13%, 02/15/2026	160,000	163,770
Western Midstream Operating L.P., 4.65%, 07/01/2026	261,000	267,624
		7,023,807
Paper & Forest Products-0.18%
Mercer International, Inc. (Germany), 5.50%, 01/15/2026	106,000	106,464
Personal Products-0.49%
Coty, Inc., 6.50%, 04/15/2026(b)	290,000	283,185
	Principal Amount	Value
Pharmaceuticals-0.79%
Catalent Pharma Solutions, Inc., 4.88%, 01/15/2026(b)	$237,000	$243,176
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 7.25%, 08/15/2026(b)	205,000	216,084
		459,260
Real Estate Management & Development-0.54%
Hunt Cos., Inc., 6.25%, 02/15/2026(b)	310,000	314,388
Semiconductors & Semiconductor Equipment-0.52%
Entegris, Inc., 4.63%, 02/10/2026(b)	293,000	302,156
Software-3.02%
ACI Worldwide, Inc., 5.75%, 08/15/2026(b)	207,000	220,416
Banff Merger Sub, Inc., 9.75%, 09/01/2026(b)	776,000	831,406
Boxer Parent Co., Inc., 9.13%, 03/01/2026(b)	180,000	194,391
Fair Isaac Corp., 5.25%, 05/15/2026(b)	205,000	230,330
Nuance Communications, Inc., 5.63%, 12/15/2026	263,000	278,381
		1,754,924
Specialty Retail-0.46%
Penske Automotive Group, Inc., 5.50%, 05/15/2026	258,000	268,804
Textiles, Apparel & Luxury Goods-1.85%
Hanesbrands, Inc., 4.88%, 05/15/2026(b)	469,000	504,761
Under Armour, Inc., 3.25%, 06/15/2026(c)	374,000	374,234
Wolverine World Wide, Inc., 5.00%, 09/01/2026(b)	194,000	195,091
		1,074,086
Trading Companies & Distributors-0.27%
Beacon Roofing Supply, Inc., 4.50%, 11/15/2026(b)	153,000	159,455
Wireless Telecommunication Services-2.60%
Sprint Corp., 7.63%, 03/01/2026	784,000	976,080
T-Mobile USA, Inc., 4.50%, 02/01/2026	522,000	537,073
		1,513,153
Total U.S. Dollar Denominated Bonds & Notes (Cost $55,987,118)		57,022,041
	Shares
Money Market Funds-0.40%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e) (Cost $230,768)	230,768	230,768
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.55% (Cost $56,217,886)		57,252,809
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.13%
Invesco Private Government Fund, 0.02%(d)(e)(f)	1,621,387	1,621,387

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.12%(d)(e)(f)	2,518,684	$2,519,440
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,140,827)		4,140,827
TOTAL INVESTMENTS IN SECURITIES-105.68% (Cost $60,358,713)		61,393,636
OTHER ASSETS LESS LIABILITIES-(5.68)%		(3,299,528)
NET ASSETS-100.00%		$58,094,108

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $32,354,176, which represented 55.69% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,202,555	$(971,787)	$-	$-	$230,768	$7
Invesco Premier U.S. Government Money Portfolio, Institutional Class	396,085	325,218	(721,303)	-	-	-	2
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,511,325	5,269,470	(5,159,408)	-	-	1,621,387	94*
Invesco Private Prime Fund	503,790	5,126,251	(3,110,615)	-	14	2,519,440	273*
Total	$2,411,200	$11,923,494	$(9,963,113)	$-	$14	$4,371,595	$376

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)
November 30, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.64%
Aerospace & Defense-1.67%
Moog, Inc., 4.25%, 12/15/2027(b)	$125,000	$128,950
TransDigm, Inc., 7.50%, 03/15/2027	195,000	208,492
		337,442
Auto Components-2.05%
American Axle & Manufacturing, Inc., 6.50%, 04/01/2027	133,000	139,151
Dana, Inc., 5.38%, 11/15/2027	65,000	69,266
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/2027	203,000	205,411
		413,828
Automobiles-2.16%
Ford Motor Credit Co. LLC
4.27%, 01/09/2027	225,000	233,323
3.82%, 11/02/2027	200,000	201,833
		435,156
Building Products-1.24%
Advanced Drainage Systems, Inc., 5.00%, 09/30/2027(b)	100,000	105,356
JELD-WEN, Inc., 4.88%, 12/15/2027(b)	138,000	145,590
		250,946
Capital Markets-0.99%
APX Group, Inc., 6.75%, 02/15/2027(b)	185,000	200,031
Chemicals-4.82%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B.V., 4.75%, 06/15/2027(b)	150,000	158,437
Chemours Co. (The), 5.38%, 05/15/2027(c)	125,000	130,234
HB Fuller Co., 4.00%, 02/15/2027	75,000	76,948
Hexion, Inc., 7.88%, 07/15/2027(b)	138,000	148,264
Methanex Corp. (Canada), 5.13%, 10/15/2027	150,000	158,062
Olin Corp., 5.13%, 09/15/2027	138,000	143,348
WR Grace & Co.-Conn, 4.88%, 06/15/2027(b)	150,000	157,313
		972,606
Commercial Services & Supplies-3.97%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/2027(b)	268,000	297,684
Brink’s Co. (The), 4.63%, 10/15/2027(b)	188,000	198,401
Garda World Security Corp. (Canada), 4.63%, 02/15/2027(b)	105,000	105,525
Harsco Corp., 5.75%, 07/31/2027(b)	138,000	146,196
RR Donnelley & Sons Co., 8.25%, 07/01/2027	50,000	52,625
		800,431
Communications Equipment-1.06%
CommScope Technologies LLC, 5.00%, 03/15/2027(b)	215,000	214,328
Construction & Engineering-1.49%
AECOM, 5.13%, 03/15/2027	268,000	300,444
Consumer Finance-0.93%
Navient Corp., 5.00%, 03/15/2027	190,000	188,362
Containers & Packaging-2.51%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 08/15/2027(b)	250,000	260,963
Graphic Packaging International LLC, 4.75%, 07/15/2027(b)	65,000	71,731
	Principal Amount	Value
Containers & Packaging-(continued)
Pactiv LLC, 8.38%, 04/15/2027	$50,000	$55,928
Sealed Air Corp., 4.00%, 12/01/2027(b)	110,000	117,975
		506,597
Diversified Consumer Services-1.04%
Sotheby’s, 7.38%, 10/15/2027(b)(c)	200,000	210,338
Diversified Financial Services-0.53%
LPL Holdings, Inc., 4.63%, 11/15/2027(b)	105,000	107,953
Diversified Telecommunication Services-2.91%
Frontier Communications Corp., 5.88%, 10/15/2027(b)	250,000	263,594
Zayo Group Holdings, Inc., 4.00%, 03/01/2027(b)	325,000	323,763
		587,357
Electric Utilities-2.13%
NextEra Energy Operating Partners L.P., 4.50%, 09/15/2027(b)	138,000	151,455
Vistra Operations Co. LLC, 5.00%, 07/31/2027(b)	263,000	278,412
		429,867
Electrical Equipment-0.53%
EnerSys, 4.38%, 12/15/2027(b)	100,000	106,219
Electronic Equipment, Instruments & Components-0.39%
MTS Systems Corp., 5.75%, 08/15/2027(b)	75,000	78,047
Energy Equipment & Services-1.12%
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	215,000	225,511
Entertainment-3.11%
Live Nation Entertainment, Inc.
6.50%, 05/15/2027(b)	200,000	221,756
4.75%, 10/15/2027(b)	270,000	266,710
Scripps Escrow, Inc., 5.88%, 07/15/2027(b)	138,000	139,208
		627,674
Equity REITs-5.92%
CoreCivic, Inc., 4.75%, 10/15/2027(c)	50,000	42,375
Iron Mountain, Inc., 4.88%, 09/15/2027(b)	208,000	216,144
MGM Growth Properties Operating Partnership L.P./MGP Finance Co.-Issuer, Inc., 5.75%, 02/01/2027	215,000	239,971
RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, 10/15/2027	200,000	198,838
SBA Communications Corp., 3.88%, 02/15/2027(b)	270,000	278,438
VICI Properties L.P./VICI Note Co., Inc., 3.75%, 02/15/2027(b)	215,000	219,670
		1,195,436
Food & Staples Retailing-3.05%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertson’s LLC, 4.63%, 01/15/2027(b)	275,000	290,178
Performance Food Group, Inc., 5.50%, 10/15/2027(b)	265,000	282,379
Rite Aid Corp., 7.70%, 02/15/2027	50,000	41,875
		614,432
Food Products-1.21%
Pilgrim’s Pride Corp., 5.88%, 09/30/2027(b)	227,000	244,309
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Gas Utilities-1.29%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.75%, 05/20/2027	$138,000	$156,341
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.88%, 03/01/2027	100,000	104,062
		260,403
Health Care Providers & Services-3.68%
Community Health Systems, Inc., 8.00%, 12/15/2027(b)	185,000	193,325
Legacy LifePoint Health LLC, 4.38%, 02/15/2027(b)	160,000	161,200
Tenet Healthcare Corp., 5.13%, 11/01/2027(b)	305,000	318,725
US Renal Care, Inc., 10.63%, 07/15/2027(b)	63,000	69,772
		743,022
Hotels, Restaurants & Leisure-7.87%
Boyd Gaming Corp., 4.75%, 12/01/2027	270,000	274,930
Caesars Entertainment, Inc., 8.13%, 07/01/2027(b)	150,000	165,187
Carnival Corp., 9.88%, 08/01/2027(b)	200,000	234,875
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 04/15/2027	92,000	92,633
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/2027	171,000	178,374
Penn National Gaming, Inc., 5.63%, 01/15/2027(b)	113,000	117,673
Six Flags Entertainment Corp., 5.50%, 04/15/2027(b)	140,000	140,875
Wyndham Destinations, Inc., Series J, 6.00%, 04/01/2027	125,000	136,953
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/2027(b)	243,000	245,886
		1,587,386
Household Durables-2.28%
Beazer Homes USA, Inc., 5.88%, 10/15/2027	133,000	140,232
Mattamy Group Corp. (Canada), 5.25%, 12/15/2027(b)	155,000	164,397
Meritage Homes Corp., 5.13%, 06/06/2027	75,000	83,517
TRI Pointe Group, Inc., 5.25%, 06/01/2027	65,000	71,244
		459,390
Household Products-1.01%
Reynolds Group Issuer, Inc./LLC, 4.00%, 10/15/2027(b)	200,000	203,640
Industrial Conglomerates-1.42%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 5.25%, 05/15/2027	270,000	285,694
Interactive Media & Services-3.85%
Match Group Holdings II LLC, 5.00%, 12/15/2027(b)	128,000	135,816
Nexstar Broadcasting, Inc., 5.63%, 07/15/2027(b)	418,000	446,347
Twitter, Inc., 3.88%, 12/15/2027(b)	185,000	193,787
		775,950
Leisure Products-0.88%
Mattel, Inc., 5.88%, 12/15/2027(b)	160,000	176,700
Machinery-2.72%
Allison Transmission, Inc., 4.75%, 10/01/2027(b)	125,000	132,563
Park-Ohio Industries, Inc., 6.63%, 04/15/2027	100,000	101,714
Vertical US Newco, Inc. (Germany), 5.25%, 07/15/2027(b)	300,000	315,562
		549,839
	Principal Amount	Value
Media-7.07%
Belo Corp.
7.75%, 06/01/2027	$50,000	$58,201
7.25%, 09/15/2027	50,000	57,178
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/2027(b)	257,000	259,891
Sinclair Television Group, Inc., 5.13%, 02/15/2027(b)	125,000	123,047
Telesat Canada/Telesat LLC (Canada)
4.88%, 06/01/2027(b)	125,000	127,578
6.50%, 10/15/2027(b)	125,000	128,925
Terrier Media Buyer, Inc., 8.88%, 12/15/2027(b)	180,000	194,737
Ziggo B.V. (Netherlands), 5.50%, 01/15/2027(b)	355,000	372,056
Ziggo Bond Co. B.V. (Netherlands), 6.00%, 01/15/2027(b)	100,000	105,438
		1,427,051
Metals & Mining-0.47%
Commercial Metals Co., 5.38%, 07/15/2027	90,000	95,175
Mortgage REITs-0.96%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 02/01/2027(b)	210,000	194,513
Oil, Gas & Consumable Fuels-8.99%
Apache Corp., 4.88%, 11/15/2027	150,000	156,900
DCP Midstream Operating L.P., 5.63%, 07/15/2027	50,000	54,175
EQT Corp., 3.90%, 10/01/2027	259,000	257,144
MEG Energy Corp. (Canada), 7.13%, 02/01/2027(b)	245,000	240,712
Murphy Oil Corp., 5.88%, 12/01/2027	165,000	150,305
NuStar Logistics L.P., 5.63%, 04/28/2027	158,000	162,316
Occidental Petroleum Corp., 3.00%, 02/15/2027	203,000	178,006
Parkland Corp. (Canada), 5.88%, 07/15/2027(b)	138,000	148,609
Southwestern Energy Co., 7.75%, 10/01/2027	105,000	110,972
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 03/01/2027(b)	100,000	98,875
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.
5.38%, 02/01/2027	138,000	144,529
6.50%, 07/15/2027	102,000	110,670
		1,813,213
Paper & Forest Products-0.53%
Norbord, Inc. (Canada), 5.75%, 07/15/2027(b)	100,000	107,606
Pharmaceuticals-1.05%
Horizon Therapeutics USA, Inc., 5.50%, 08/01/2027(b)	200,000	211,588
Professional Services-1.01%
AMN Healthcare, Inc., 4.63%, 10/01/2027(b)	90,000	94,219
Korn Ferry, 4.63%, 12/15/2027(b)	105,000	110,218
		204,437
Road & Rail-0.66%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.75%, 07/15/2027(b)(c)	133,000	133,409
Specialty Retail-2.67%
Gap, Inc. (The), 8.88%, 05/15/2027(b)	200,000	232,250
Lithia Motors, Inc., 4.63%, 12/15/2027(b)	100,000	106,437
Michaels Stores, Inc., 8.00%, 07/15/2027(b)(c)	143,000	147,532
Sonic Automotive, Inc., 6.13%, 03/15/2027	50,000	52,329
		538,548

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Technology Hardware, Storage & Peripherals-1.25%
NCR Corp., 5.75%, 09/01/2027(b)	$134,000	$141,286
Presidio Holdings, Inc., 4.88%, 02/01/2027(b)	105,000	110,825
		252,111
Thrifts & Mortgage Finance-0.77%
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/2027(b)	150,000	155,787
Trading Companies & Distributors-1.77%
Herc Holdings, Inc., 5.50%, 07/15/2027(b)	238,000	251,239
Univar Solutions USA, Inc., 5.13%, 12/01/2027(b)	100,000	105,689
		356,928
Wireless Telecommunication Services-1.61%
C&W Senior Financing DAC (Ireland), 6.88%, 09/15/2027(b)	300,000	324,264
Total U.S. Dollar Denominated Bonds & Notes (Cost $19,078,832)		19,903,968
	Shares
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e) (Cost $9,525)	9,525	9,525
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.69% (Cost $19,088,357)		19,913,493
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.09%
Invesco Private Government Fund, 0.02%(d)(e)(f)	164,480	$164,480
Invesco Private Prime Fund, 0.12%(d)(e)(f)	459,887	460,025
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $624,505)		624,505
TOTAL INVESTMENTS IN SECURITIES-101.78% (Cost $19,712,862)		20,537,998
OTHER ASSETS LESS LIABILITIES-(1.78)%		(359,745)
NET ASSETS-100.00%		$20,178,253

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $13,778,377, which represented 68.28% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$364,870	$(355,345)	$-	$-	$9,525	$2
Invesco Premier U.S. Government Money Portfolio, Institutional Class	41,482	74,099	(115,581)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	137,046	3,299,629	(3,272,195)	-	-	164,480	39*
Invesco Private Prime Fund	45,688	2,556,640	(2,142,325)	-	22	460,025	99*
Total	$224,216	$6,295,238	$(5,885,446)	$-	$22	$634,030	$140

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)
November 30, 2020
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)
November 30, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.52%
Aerospace & Defense-1.43%
BWX Technologies, Inc., 4.13%, 06/30/2028(b)	$40,000	$41,775
Spirit AeroSystems, Inc., 4.60%, 06/15/2028	70,000	67,612
		109,387
Airlines-0.68%
Cargo Aircraft Management, Inc., 4.75%, 02/01/2028(b)	50,000	51,906
Auto Components-1.59%
American Axle & Manufacturing, Inc., 6.88%, 07/01/2028	40,000	42,477
Dana, Inc., 5.63%, 06/15/2028	40,000	43,215
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/2028(b)	35,000	36,050
		121,742
Automobiles-1.33%
Ford Motor Co., 6.63%, 10/01/2028	60,000	69,225
Winnebago Industries, Inc., 6.25%, 07/15/2028(b)	30,000	32,531
		101,756
Banks-0.65%
CIT Group, Inc., 6.13%, 03/09/2028	40,000	49,242
Biotechnology-0.60%
Emergent BioSolutions, Inc., 3.88%, 08/15/2028(b)	45,000	45,591
Capital Markets-1.65%
NFP Corp., 6.88%, 08/15/2028(b)	120,000	125,850
Chemicals-1.64%
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/2028(b)	50,000	55,687
Innophos Holdings, Inc., 9.38%, 02/15/2028(b)	25,000	27,516
Minerals Technologies, Inc., 5.00%, 07/01/2028(b)	40,000	41,692
		124,895
Commercial Services & Supplies-1.72%
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/2028(b)	125,000	131,074
Communications Equipment-1.15%
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 10.75%, 06/01/2028(b)	40,000	45,400
ViaSat, Inc., 6.50%, 07/15/2028(b)	40,000	42,062
		87,462
Construction & Engineering-1.11%
MasTec, Inc., 4.50%, 08/15/2028(b)	60,000	62,750
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/2028(b)	20,000	21,900
		84,650
Containers & Packaging-3.03%
Cascades, Inc./Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(b)	60,000	63,262
Graham Packaging Co., Inc., 7.13%, 08/15/2028(b)	50,000	53,594
Graphic Packaging International LLC, 3.50%, 03/15/2028(b)(c)	50,000	52,231
Silgan Holdings, Inc., 4.13%, 02/01/2028	60,000	62,400
		231,487
Diversified Financial Services-0.66%
AG Issuer LLC, 6.25%, 03/01/2028(b)	50,000	50,375
	Principal Amount	Value
Diversified Telecommunication Services-10.15%
Altice France Holding S.A. (Luxembourg), 6.00%, 02/15/2028(b)	$200,000	$203,361
Altice France S.A. (France), 5.50%, 01/15/2028(b)	200,000	209,250
CenturyLink, Inc., Series G, 6.88%, 01/15/2028	50,000	57,553
CommScope, Inc., 7.13%, 07/01/2028(b)	70,000	74,720
Level 3 Financing, Inc., 4.25%, 07/01/2028(b)	120,000	124,020
Zayo Group Holdings, Inc., 6.13%, 03/01/2028(b)	100,000	105,461
		774,365
Electric Utilities-3.46%
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 08/15/2028(b)	65,000	69,672
PG&E Corp., 5.00%, 07/01/2028	95,000	101,539
Talen Energy Supply LLC
6.63%, 01/15/2028(b)	60,000	61,526
7.63%, 06/01/2028(b)	30,000	31,631
		264,368
Energy Equipment & Services-0.68%
Archrock Partners L.P./Archrock Partners Finance Corp., 6.25%, 04/01/2028(b)	50,000	51,679
Entertainment-3.27%
Allen Media LLC/Allen Media Co.-Issuer, Inc., 10.50%, 02/15/2028(b)	25,000	25,871
Netflix, Inc., 5.88%, 11/15/2028	185,000	223,751
		249,622
Equity REITs-3.01%
Diversified Healthcare Trust, 4.75%, 02/15/2028	50,000	46,500
Iron Mountain, Inc.
5.25%, 03/15/2028(b)	90,000	94,331
5.00%, 07/15/2028(b)	50,000	51,938
MGM Growth Properties Operating Partnership L.P./MGP Finance Co.-Issuer, Inc., 4.50%, 01/15/2028	35,000	36,612
		229,381
Food Products-1.98%
Lamb Weston Holdings, Inc., 4.88%, 05/15/2028(b)	50,000	55,594
Post Holdings, Inc., 5.63%, 01/15/2028(b)	90,000	95,906
		151,500
Health Care Equipment & Supplies-2.60%
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics S.A., 7.25%, 02/01/2028(b)	65,000	69,348
Radiology Partners, Inc., 9.25%, 02/01/2028(b)	70,000	76,475
Teleflex, Inc., 4.25%, 06/01/2028(b)	50,000	52,750
		198,573
Health Care Providers & Services-5.04%
Acadia Healthcare Co., Inc., 5.50%, 07/01/2028(b)	45,000	47,953
HCA, Inc., 5.63%, 09/01/2028	150,000	176,141
Molina Healthcare, Inc., 4.38%, 06/15/2028(b)	80,000	84,080
Tenet Healthcare Corp., 6.13%, 10/01/2028(b)	75,000	76,360
		384,534
Hotels, Restaurants & Leisure-6.93%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.38%, 01/15/2028(b)	75,000	77,564
Aramark Services, Inc., 5.00%, 02/01/2028(b)	115,000	121,038
Churchill Downs, Inc., 4.75%, 01/15/2028(b)	50,000	52,626
Hilton Domestic Operating Co., Inc., 5.75%, 05/01/2028(b)	50,000	53,906
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028	$35,000	$35,387
Scientific Games International, Inc., 7.00%, 05/15/2028(b)	70,000	73,032
Station Casinos LLC, 4.50%, 02/15/2028(b)	65,000	64,147
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028(b)	50,000	51,281
		528,981
Household Durables-2.17%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(b)	25,000	25,875
Installed Building Products, Inc., 5.75%, 02/01/2028(b)	25,000	26,589
M/I Homes, Inc., 4.95%, 02/01/2028	40,000	42,225
Prestige Brands, Inc., 5.13%, 01/15/2028(b)	40,000	42,395
TRI Pointe Group, Inc., 5.70%, 06/15/2028	25,000	28,475
		165,559
Household Products-1.24%
Central Garden & Pet Co., 5.13%, 02/01/2028	30,000	32,021
Energizer Holdings, Inc., 4.75%, 06/15/2028(b)	60,000	62,847
		94,868
Independent Power and Renewable Electricity Producers-4.65%
Calpine Corp.
4.50%, 02/15/2028(b)	125,000	129,250
5.13%, 03/15/2028(b)	140,000	147,366
TerraForm Power Operating LLC, 5.00%, 01/31/2028(b)	70,000	78,356
		354,972
Interactive Media & Services-0.69%
Match Group Holdings II LLC, 4.63%, 06/01/2028(b)	50,000	52,594
IT Services-0.55%
Science Applications International Corp., 4.88%, 04/01/2028(b)	40,000	42,269
Media-3.80%
DISH DBS Corp., 7.38%, 07/01/2028	65,000	70,606
iHeartCommunications, Inc., 4.75%, 01/15/2028(b)	50,000	50,585
Lamar Media Corp., 3.75%, 02/15/2028	40,000	40,475
National CineMedia LLC, 5.88%, 04/15/2028(b)	40,000	31,450
TEGNA, Inc., 4.63%, 03/15/2028(b)	95,000	97,256
		290,372
Metals & Mining-2.43%
Arconic Corp., 6.13%, 02/15/2028(b)	60,000	65,213
Freeport-McMoRan, Inc., 4.13%, 03/01/2028	65,000	68,859
Kaiser Aluminum Corp., 4.63%, 03/01/2028(b)	50,000	51,648
		185,720
Oil, Gas & Consumable Fuels-7.08%
Apache Corp., 4.38%, 10/15/2028(c)	95,000	97,042
CVR Energy, Inc., 5.75%, 02/15/2028(b)	40,000	33,600
Endeavor Energy Resources L.P./EER Finance, Inc., 5.75%, 01/30/2028(b)	95,000	101,338
EQM Midstream Partners L.P., 5.50%, 07/15/2028	85,000	90,582
Harvest Midstream I L.P., 7.50%, 09/01/2028(b)	60,000	62,250
Hess Midstream Operations L.P., 5.13%, 06/15/2028(b)	55,000	56,427
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Holly Energy Partners L.P./Holly Energy Finance Corp., 5.00%, 02/01/2028(b)	$50,000	$49,324
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 02/15/2028	95,000	50,053
		540,616
Personal Products-1.06%
Edgewell Personal Care Co., 5.50%, 06/01/2028(b)	75,000	80,707
Pharmaceuticals-2.65%
Bausch Health Cos., Inc., 5.00%, 01/30/2028(b)	120,000	120,114
Elanco Animal Health, Inc., 5.90%, 08/28/2028	70,000	82,385
		202,499
Professional Services-1.73%
ASGN, Inc., 4.63%, 05/15/2028(b)	55,000	57,293
Jaguar Holding Co. II / PPD Development L.P., 5.00%, 06/15/2028(b)	70,000	74,859
		132,152
Real Estate Management & Development-0.33%
Forestar Group, Inc., 5.00%, 03/01/2028(b)	25,000	25,121
Semiconductors & Semiconductor Equipment-0.56%
Entegris, Inc., 4.38%, 04/15/2028(b)	40,000	42,380
Software-2.67%
Black Knight InfoServ LLC, 3.63%, 09/01/2028(b)	100,000	101,625
Castle US Holding Corp., 9.50%, 02/15/2028(b)	25,000	23,809
Fair Isaac Corp., 4.00%, 06/15/2028(b)	25,000	26,164
PTC, Inc., 4.00%, 02/15/2028(b)	50,000	52,156
		203,754
Specialty Retail-0.68%
L Brands, Inc., 5.25%, 02/01/2028	50,000	51,969
Technology Hardware, Storage & Peripherals-1.82%
Dell, Inc., 7.10%, 04/15/2028	30,000	38,475
Presidio Holdings, Inc., 8.25%, 02/01/2028(b)	40,000	43,525
Xerox Holdings Corp., 5.50%, 08/15/2028(b)	55,000	56,994
		138,994
Thrifts & Mortgage Finance-3.38%
MGIC Investment Corp., 5.25%, 08/15/2028	65,000	69,428
Nationstar Mortgage Holdings, Inc., 5.50%, 08/15/2028(b)	85,000	87,709
Quicken Loans LLC, 5.25%, 01/15/2028(b)	95,000	100,641
		257,778
Trading Companies & Distributors-2.24%
United Rentals North America, Inc., 4.88%, 01/15/2028	160,000	171,000
Wireless Telecommunication Services-4.43%
Sprint Capital Corp., 6.88%, 11/15/2028	260,000	337,889
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.52% (Cost $7,381,827)		7,519,633
	Shares
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.97%
Invesco Private Government Fund, 0.02%(d)(e)(f)	60,311	60,311

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.12%(d)(e)(f)	90,439	$90,466
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $150,777)		150,777
TOTAL INVESTMENTS IN SECURITIES-100.49% (Cost $7,532,604)		7,670,410
OTHER ASSETS LESS LIABILITIES-(0.49)%		(37,513)
NET ASSETS-100.00%		$7,632,897

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $5,236,495, which represented 68.60% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$207,959	$(207,959)	$-	$-	$-	$2
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	107,783	(107,783)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	206,376	(146,065)	-	-	60,311	3*
Invesco Private Prime Fund	-	204,366	(113,900)	-	-	90,466	13*
Total	$-	$726,484	$(575,707)	$-	$-	$150,777	$18

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2021 Municipal Bond ETF (BSML)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.92%
Arizona-1.88%
Arizona (State of) Transportation Board, Series 2011 A, Ref. RB(a)(b)	5.00%	07/01/2021	$400	$411,276
Chandler (City of), AZ, Series 2014, Ref. GO Bonds	4.00%	07/01/2021	5	5,112
Maricopa (County of), AZ Special Health Care District, Series 2018 C, GO Bonds	5.00%	07/01/2021	100	102,605
Maricopa County Community College District (2004), Series 2011 D, GO Bonds	4.00%	07/01/2021	25	25,558
Mesa (City of), AZ, Series 2011, RB	5.00%	07/01/2035	25	25,676
				570,227
Arkansas-0.51%
Arkansas (State of) (Four-Lane Highway Construction), Series 2013, GO Bonds	5.00%	06/15/2021	150	153,897
California-16.86%
ABAG Finance Authority for Nonprofit Corps. (Episcopal Senior Communities), Series 2011, Ref. RB	6.13%	07/01/2041	150	152,182
California (State of), Series 2011, GO Bonds	5.00%	10/01/2021	235	244,376
California (State of), Series 2011, GO Bonds	5.00%	09/01/2030	100	103,497
California (State of), Series 2011, GO Bonds	5.25%	09/01/2030	125	129,605
California (State of), Series 2011, Ref. GO Bonds	5.25%	09/01/2023	170	176,458
California (State of), Series 2011, Ref. GO Bonds	5.25%	09/01/2024	600	622,752
California (State of), Series 2015, GO Bonds	5.00%	08/01/2021	50	51,602
California (State of), Series 2016 C, Ref. GO Bonds	5.00%	09/01/2021	125	129,488
California (State of), Series 2016, Ref. GO Bonds	5.00%	08/01/2021	135	139,324
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2030	100	103,605
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2021	145	147,327
California (State of) Department of Water Resources, Series 2015 O, Ref. RB(a)	5.00%	05/01/2021	25	25,509
California (State of) Department of Water Resources (Central Valley), Series 2017, Ref. RB	5.00%	12/01/2021	100	104,831
California (State of) Public Works Board, Series 2011 D, RB(a)	5.00%	12/01/2031	140	146,692
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2021	150	156,697
Cucamonga Valley Water District, Series 2011 A, Ref. RB(a)(b)	5.25%	09/01/2021	30	31,135
East Side Union High School District (Election of 2016), Series 2017 A, GO Bonds	3.00%	08/01/2021	180	183,391
Golden Empire Schools Financing Authority (Kern High School District), Series 2018, RB	5.00%	05/01/2021	25	25,488
Los Angeles (City of), CA, Series 2012 C, Ref. RB	5.00%	06/01/2021	100	102,405
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2012 A, Ref. RB	5.00%	07/01/2021	100	102,789
Los Angeles Unified School District, Series 2015 A, Ref. GO Bonds	5.00%	07/01/2021	500	513,945
Los Angeles Unified School District, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2021	100	102,789
Los Angeles Unified School District (Election of 2008), Series 2016 A, GO Bonds	5.00%	07/01/2024	220	226,112
M-S-R Public Power Agency, Series 2018 R, Ref. RB	5.00%	07/01/2021	15	15,417
Orange (County of), CA Sanitation District, Series 2018 A, Ref. COP	5.00%	08/15/2021	55	56,739
Sacramento (City of), CA Municipal Utility District, Series 2011 X, Ref. RB	5.00%	08/15/2027	100	103,383
Sacramento (City of), CA Municipal Utility District, Series 2017 E, Ref. RB	5.00%	08/15/2021	200	206,810
San Francisco (City and County of), CA Public Utilities Commission, Series 2011 A, RB(a)(b)	4.50%	11/01/2021	160	166,354
San Francisco (City and County of), CA Public Utilities Commission, Series 2011 A, RB(a)(b)	5.00%	11/01/2021	600	626,568
Southwestern Community College District (Election of 2008), Series 2011 C, GO Bonds(a)(b)	5.25%	08/01/2021	5	5,170
University of California, Series 2013 AF, RB	5.00%	05/15/2021	200	204,380
				5,106,820
Colorado-0.76%
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2021	75	78,732
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2021	10	10,497
Colorado Springs (City of), CO, Series 2011 A, Ref. RB	5.00%	11/15/2021	125	130,770
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2009, Ref. GO Bonds	5.25%	12/15/2021	10	10,528
				230,527
Connecticut-1.95%
Connecticut (State of), Series 2014 A, GO Bonds	4.00%	03/01/2021	125	126,166
Connecticut (State of), Series 2014 A, RB	5.00%	09/01/2021	50	51,780
Connecticut (State of), Series 2016 G, Ref. GO Bonds	5.00%	11/01/2021	5	5,218
Connecticut (State of), Series 2017 A, GO Bonds	5.00%	04/15/2021	35	35,617
Connecticut (State of), Series 2018 C, GO Bonds	5.00%	06/15/2021	25	25,640
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2021	35	36,313
Connecticut (State of) Health & Educational Facilities Authority (Western Connecticut Health Network), Series 2011 M, RB(a)(b)	5.38%	07/01/2021	300	309,021
				589,755
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2021 Municipal Bond ETF (BSML)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Delaware-0.20%
Delaware (State of), Series 2014, Ref. GO Bonds	5.00%	03/01/2021	$50	$50,601
Delaware (State of) Transportation Authority, Series 2012, RB	5.00%	07/01/2021	10	10,284
				60,885
District of Columbia-0.69%
District of Columbia, Series 2011 G, RB(a)(b)	5.00%	12/01/2021	200	209,600
Florida-4.43%
Citizens Property Insurance Corp., Series 2012 A-1, RB	5.00%	06/01/2021	50	51,170
Florida (State of) (Capital Outlay), Series 2011 E, Ref. GO Bonds	5.00%	06/01/2025	200	204,778
Florida (State of) (Capital Outlay), Series 2011 E, Ref. GO Bonds	5.00%	06/01/2027	50	51,179
Florida (State of) (Capital Outlay), Series 2015 A, Ref. GO Bonds	5.00%	06/01/2021	35	35,842
Florida (State of) Department of Environmental Protection, Series 2011 B, Ref. RB	5.00%	07/01/2021	20	20,558
Florida (State of) Department of Environmental Protection, Series 2014, Ref. RB	5.00%	07/01/2021	15	15,418
Hillsborough County School Board, Series 2017, Ref. COP	5.00%	07/01/2021	5	5,138
Jacksonville (City of), FL, Series 2010 B-1, RB	5.00%	10/01/2021	355	368,891
Mid-Bay Bridge Authority, Series 2011 A, RB(a)(b)	7.25%	10/01/2021	300	317,412
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2021	25	25,838
Palm Beach (County of), FL Solid Waste Authority, Series 2011, Ref. RB	5.00%	10/01/2031	75	77,870
School Board of Miami-Dade County (The), Series 2015 A, Ref. COP	5.00%	05/01/2021	120	122,366
School District of Broward County, Series 2011 A, COP	5.00%	07/01/2021	45	46,245
				1,342,705
Georgia-3.52%
Atlanta (City of), GA, Series 2019 F, Ref. RB	5.00%	07/01/2021	400	410,992
Forsyth County School District, Series 2013, Ref. GO Bonds	5.00%	02/01/2021	25	25,198
Gwinnett (County of), GA Water & Sewerage Authority, Series 2011, Ref. RB	5.00%	08/01/2024	510	526,300
Valdosta & Lowndes (County of), GA Hospital Authority (South Medical Center), Series 2011 B, RB(a)(b)	5.00%	10/01/2021	100	104,007
				1,066,497
Hawaii-0.31%
Hawaii (State of), Series 2011 EA, Ref. GO Bonds	5.00%	12/01/2021	10	10,479
Hawaii (State of), Series 2012 EF, Ref. GO Bonds	5.00%	11/01/2021	75	78,292
Hawaii (State of), Series 2015, Ref. GO Bonds	5.00%	10/01/2021	5	5,200
				93,971
Illinois-3.80%
Chicago (City of), IL Transit Authority, Series 2011, RB(a)(b)	5.25%	12/01/2021	175	183,836
Cook (County of), IL, Series 2011 A, Ref. GO Bonds	5.25%	11/15/2024	300	312,528
Illinois (State of) Finance Authority (State Clean Water), Series 2016, RB	5.00%	01/01/2021	300	301,158
Illinois (State of) Finance Authority (Trinity Health), Series 2011 L, RB(a)(b)	5.00%	12/01/2021	230	240,923
Illinois (State of) Toll Highway Authority, Series 2014 A, Ref. RB	5.00%	12/01/2021	15	15,697
McLean & Woodford Counties Community Unit School District No. 5, Series 2017 A, Ref. GO Bonds	4.00%	12/01/2021	60	62,196
Regional Transportation Authority, Series 1999, Ref. RB, (INS - AGM)(c)	5.75%	06/01/2021	35	35,885
				1,152,223
Indiana-0.26%
Indiana (State of) Finance Authority, Series 2011 A, RB	5.25%	10/01/2031	25	25,989
Indiana (State of) Finance Authority (University Health), Series 2016 A, Ref. RB	5.00%	12/01/2021	50	52,313
				78,302
Kansas-0.07%
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2011 A, Ref. RB(a)(b)	5.00%	09/01/2021	20	20,715
Kentucky-0.95%
Kentucky (State of) Property & Building Commission (No. 100), Series 2011 A, Ref. RB	5.00%	08/01/2021	125	128,850
Kentucky (State of) Property & Building Commission (No. 108), Series 2015 B, Ref. RB	5.00%	08/01/2021	75	77,310
Kentucky (State of) Property & Building Commission (No. 117), Series 2017 D, Ref. RB	5.00%	05/01/2021	55	56,057
Louisville and Jefferson (Counties of), KY Metropolitan Sewer District, Series 2016 C, Ref. RB	5.00%	05/15/2021	25	25,546
				287,763
Maryland-2.30%
Maryland (State of), Series 2013 A, GO Bonds(a)(b)	4.00%	03/01/2021	265	267,555
Maryland (State of), Series 2014 B, GO Bonds	5.00%	08/01/2021	10	10,322
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2021 Municipal Bond ETF (BSML)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of), Series 2014 C, Ref. GO Bonds	5.00%	08/01/2021	$160	$165,159
Maryland (State of), Series 2014 C, Ref. GO Bonds	5.00%	08/01/2021	10	10,322
Maryland (State of), Series 2015 A, GO Bonds	5.00%	08/01/2021	50	51,612
Maryland (State of) Department of Transportation, Series 2015, Ref. RB	5.00%	02/15/2021	50	50,491
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2012 B, RB(a)(b)	5.00%	11/15/2021	10	10,454
Montgomery (County of), MD (Trinity Health), Series 2011, Ref. RB(a)(b)	5.00%	12/01/2021	85	89,080
Prince George’s (County of), MD, Series 2011 B, Ref. GO Bonds(a)(b)	5.00%	09/15/2021	25	25,950
Washington (District of), MD Suburban Sanitary Commission, Series 2011, RB	3.00%	06/01/2021	15	15,212
				696,157
Massachusetts-6.80%
Massachusetts (Commonwealth of), Series 2011 D, GO Bonds(a)(b)	4.00%	10/01/2021	200	206,354
Massachusetts (Commonwealth of), Series 2011 D, GO Bonds(a)(b)	5.00%	10/01/2021	100	104,007
Massachusetts (Commonwealth of), Series 2013 C, GO Bonds(a)(b)	4.00%	08/01/2021	10	10,255
Massachusetts (Commonwealth of), Series 2014 A, GO Bonds(a)(b)	4.25%	12/01/2021	100	104,053
Massachusetts (Commonwealth of), Series 2016 C, Ref. GO Bonds	5.00%	10/01/2021	250	260,060
Massachusetts (Commonwealth of) (Green Bonds), Series 2013 D, GO Bonds(a)(b)	5.00%	08/01/2021	170	175,469
Massachusetts (Commonwealth of) Federal Highway Grant Anticipation Note, Series 2013 A, RB	5.00%	06/15/2021	45	46,172
Massachusetts (Commonwealth of) Health & Educational Facilities Authority, Series 2010 A, RB	5.00%	12/15/2021	200	210,124
Massachusetts (Commonwealth of) School Building Authority, Series 2011 B, RB(a)(b)	5.00%	10/15/2021	200	208,388
Massachusetts (Commonwealth of) School Building Authority, Series 2011 B, RB(a)(b)	5.25%	10/15/2021	100	104,411
Massachusetts (State of) Bay Transportation Authority, Series 2006 B, RB	5.25%	07/01/2021	130	133,837
Massachusetts (State of) Bay Transportation Authority, Series 2017, RB	4.00%	12/01/2021	400	415,216
Massachusetts (State of) School Building Authority, Series 2012 A, Ref. RB	5.00%	08/15/2021	35	36,192
Massachusetts (State of) Water Resources Authority, Series 2014 F, Ref. RB	5.00%	08/01/2021	25	25,804
Massachusetts Clean Water Trust (The), Series 2014, Ref. RB	5.00%	08/01/2021	10	10,322
University of Massachusetts Building Authority, Series 2015-2, Ref. RB	5.00%	11/01/2021	10	10,441
				2,061,105
Michigan-1.40%
Detroit (City of), MI, Series 2011 A, RB(a)(b)	5.25%	07/01/2021	130	133,853
Michigan (State of) Building Authority (Facilities Program), Series 2011 A, Ref. RB(a)(b)	5.38%	10/15/2021	30	31,356
Michigan (State of) Finance Authority, Series 2014 C-3, RB, (INS - AGM)(c)	5.00%	07/01/2021	200	205,520
Michigan (State of) Finance Authority (Clean Water), Series 2011, Ref. RB	5.00%	10/01/2021	50	52,008
				422,737
Minnesota-1.00%
Minnesota (State of) Public Facilities Authority, Series 2016 B, Ref. RB	3.00%	03/01/2021	300	302,112
Missouri-0.84%
Jackson (County of), MO (Truman Sports Complex), Series 2014, Ref. RB	5.00%	12/01/2021	145	151,036
St Louis (City of), MO, Series 2017 A, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2021	100	102,540
				253,576
Nebraska-0.12%
University of Nebraska Facilities Corp. (UNMC Cancer Center), Series 2014 A, RB	5.00%	02/15/2021	30	30,293
West Haymarket Joint Public Agency, Series 2011, GO Bonds(a)(b)	4.25%	12/15/2021	5	5,210
				35,503
Nevada-1.03%
Clark (County of), NV, Series 2016 A, Ref. GO Bonds	5.00%	11/01/2021	300	313,056
New Jersey-3.08%
New Jersey (State of), Series 2013, GO Bonds	5.00%	06/01/2021	35	35,786
New Jersey (State of), Series 2016 T, Ref. GO Bonds	5.00%	06/01/2021	45	46,011
New Jersey (State of) Economic Development Authority, Series 2012, Ref. RB(a)	5.00%	03/01/2021	10	10,121
New Jersey (State of) Economic Development Authority, Series 2013 NN, Ref. RB(a)	5.00%	03/01/2021	55	55,659
New Jersey (State of) Economic Development Authority, Series 2013 NN, Ref. RB	5.00%	03/01/2021	145	146,540
New Jersey (State of) Transportation Trust Fund Authority, Series 2011 A, RB(a)(b)	5.00%	06/15/2021	25	25,647
New Jersey (State of) Transportation Trust Fund Authority, Series 2011 A, RB(a)(b)	5.25%	06/15/2021	50	51,361
New Jersey (State of) Transportation Trust Fund Authority, Series 2011 A, RB(a)(b)	6.00%	06/15/2021	300	309,369
New Jersey (State of) Transportation Trust Fund Authority, Series 2011 B, RB(a)(b)	5.00%	06/15/2021	70	71,811
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2021 Municipal Bond ETF (BSML)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Transportation Trust Fund Authority, Series 2011 B, RB(a)(b)	5.25%	06/15/2021	$100	$102,721
New Jersey (State of) Transportation Trust Fund Authority, Series 2011 B, RB	5.25%	06/15/2026	75	76,732
				931,758
New Mexico-0.22%
New Mexico (State of) Severance Tax Permanent Fund, Series 2016 B, Ref. RB	4.00%	07/01/2021	65	66,440
New York-22.48%
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2012, RB	5.00%	05/01/2021	30	30,583
Metropolitan Transportation Authority, Series 2012 F, Ref. RB	5.00%	11/15/2021	400	409,616
Nassau (County of), NY, Series 2016 A, Ref. GO Bonds	5.00%	01/01/2021	200	200,734
New York & New Jersey (States of) Port Authority, Series 2013 179, RB	5.00%	12/01/2021	470	492,320
New York (City of), NY, Series 2008 J8, GO Bonds	4.00%	08/01/2021	25	25,618
New York (City of), NY, Series 2011 AA, Ref. RB(a)(b)	5.00%	06/15/2021	195	200,066
New York (City of), NY, Series 2011 AA, Ref. RB	5.00%	06/15/2033	35	35,873
New York (City of), NY, Series 2011 HH, RB	5.00%	06/15/2026	200	205,086
New York (City of), NY, Series 2012 F, Ref. GO Bonds	5.00%	08/01/2021	15	15,470
New York (City of), NY, Series 2012 I, GO Bonds	5.00%	08/01/2021	5	5,157
New York (City of), NY, Series 2013 B, Ref. GO Bonds	5.00%	08/01/2021	55	56,724
New York (City of), NY, Series 2013 E, GO Bonds	5.00%	08/01/2021	25	25,784
New York (City of), NY, Series 2014 A, Ref. GO Bonds	5.00%	08/01/2021	10	10,313
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2021	200	206,270
New York (City of), NY, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2021	185	190,800
New York (City of), NY, Series 2018 A, Ref. GO Bonds	5.00%	08/01/2021	75	77,351
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2021	20	20,627
New York (City of), NY Municipal Water Finance Authority (Water & Sewer System), Series 2012 CC, Ref. RB	5.00%	06/15/2045	10	10,468
New York (City of), NY Transitional Finance Authority, Series 2002 B, RB	5.00%	02/01/2025	300	302,307
New York (City of), NY Transitional Finance Authority, Series 2011 A, RB	5.00%	07/15/2025	75	77,146
New York (City of), NY Transitional Finance Authority, Series 2011 A, RB	5.00%	11/01/2026	25	26,062
New York (City of), NY Transitional Finance Authority, Series 2011 D, RB	5.00%	02/01/2031	500	503,770
New York (City of), NY Transitional Finance Authority, Series 2018 C-1, RB	5.00%	05/01/2021	500	509,925
New York (City of), NY Water & Sewer System, Series 2012 FF, RB(a)	5.00%	06/15/2021	415	425,782
New York (State of) Dormitory Authority, Series 1993 A, RB	5.25%	05/15/2021	5	5,115
New York (State of) Dormitory Authority, Series 2005 A, RB, (INS - AMBAC)(c)	5.50%	05/15/2021	60	61,424
New York (State of) Dormitory Authority, Series 2005 A, RB, (INS - NATL)(c)	5.50%	07/01/2021	25	25,776
New York (State of) Dormitory Authority, Series 2011 A, RB	5.00%	03/15/2021	15	15,207
New York (State of) Dormitory Authority, Series 2011 E, RB	5.00%	08/15/2021	100	103,369
New York (State of) Dormitory Authority, Series 2012 A, Ref. RB	5.00%	12/15/2021	25	26,241
New York (State of) Dormitory Authority, Series 2012, RB	5.00%	05/15/2021	150	153,291
New York (State of) Dormitory Authority, Series 2013 A, RB(a)	5.00%	07/01/2021	90	92,521
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	02/15/2021	5	5,049
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2021	200	202,756
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2021	25	25,344
New York (State of) Dormitory Authority, Series 2016 A, Ref. RB	5.00%	10/01/2021	150	156,022
New York (State of) Dormitory Authority, Series 2016 D, Ref. RB	5.00%	02/15/2021	10	10,098
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2021	25	25,344
New York (State of) Municipal Bond Bank Agency, Series 2012, RB	5.00%	12/01/2021	55	57,663
New York (State of) Power Authority, Series 2011 A, RB	5.00%	11/15/2038	10	10,437
New York (State of) Thruway Authority, Series 2012 A, RB	5.00%	04/01/2021	20	20,319
New York (State of) Thruway Authority, Series 2012 A, Ref. RB	5.00%	03/15/2021	5	5,069
New York (State of) Thruway Authority, Series 2012 A, Ref. RB	5.00%	03/15/2026	45	46,630
New York (State of) Thruway Authority, Series 2012 A, Ref. RB	5.00%	03/15/2028	200	207,196
New York Liberty Development Corp. (4 World Trade Center), Series 2011, Ref. RB	5.00%	11/15/2031	55	57,145
New York Local Government Assistance Corp., Series 1993 E, Ref. RB	5.00%	04/01/2021	10	10,160
New York Local Government Assistance Corp., Series 2018 A, Ref. RB	5.00%	04/01/2021	25	25,399
New York State Environmental Facilities Corp., Series 2017, Ref. RB	5.00%	06/15/2021	500	512,910
New York State Urban Development Corp., Series 2011 A, RB	5.00%	03/15/2023	200	202,762
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2021	20	20,276
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB	5.00%	10/15/2021	400	416,884
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2021 Municipal Bond ETF (BSML)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority, Series 2012 B, Ref. RB	4.00%	11/15/2021	$35	$36,224
Triborough Bridge & Tunnel Authority, Series 2012 B, Ref. RB	5.00%	11/15/2021	200	208,896
				6,809,379
North Carolina-0.53%
North Carolina (State of) (Garvee), Series 2017, Ref. RB	5.00%	03/01/2021	150	151,759
Wake (County of), NC, Series 2010 C, Ref. GO Bonds	5.00%	03/01/2021	10	10,120
				161,879
Ohio-1.78%
Columbus (City of), OH, Series 2012 1, Ref. GO Bonds	5.00%	07/01/2021	300	308,439
Lucas (County of), OH (ProMedica Healthcare System), Series 2011 A, RB(a)(b)	6.50%	11/15/2021	200	211,828
Ohio (State of), Series 2014 B, Ref. GO Bonds	5.00%	08/01/2021	10	10,321
Ohio (State of) Turnpike & Infrastructure Commission, Series 1998 A, Ref. RB, (INS - NATL)(c)	5.50%	02/15/2021	10	10,106
				540,694
Oklahoma-0.36%
Cleveland (County of), OK Educational Facilities Authority (Norman Public Schools), Series 2019, RB	5.00%	06/01/2021	50	51,104
Tulsa (County of), OK Industrial Authority (Broken Arrow Public Schools), Series 2012, RB	4.50%	09/01/2021	55	56,743
				107,847
Oregon-1.04%
Oregon (State of) Department of Transportation, Series 2017 C, Ref. RB	5.00%	11/15/2021	300	313,848
Pennsylvania-3.24%
Allegheny (County of), PA Port Authority, Series 2011, Ref. RB	5.75%	03/01/2029	165	167,282
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Children’s Hospital), Series 2011 D, RB	5.00%	07/01/2028	50	51,299
Pennsylvania (Commonwealth of), Series 2012, Ref. GO Bonds	5.00%	07/01/2021	300	308,334
Pennsylvania (Commonwealth of), Series 2013, GO Bonds	5.00%	04/01/2021	55	55,870
Pennsylvania (Commonwealth of), Series 2013, GO Bonds	5.00%	10/15/2021	15	15,624
Pennsylvania (Commonwealth of), Series 2015 D, GO Bonds	5.00%	08/15/2021	25	25,841
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2011 A, RB(a)	5.00%	12/01/2021	40	41,920
Philadelphia (City of), PA, Series 2013 A, RB	5.00%	01/01/2021	315	316,203
				982,373
Rhode Island-0.08%
Rhode Island Health and Educational Building Corp. (Brown University), Series 2012, RB	5.00%	09/01/2021	25	25,903
South Carolina-1.54%
Columbia (City of), SC, Series 2011 A, Ref. RB(a)(b)	5.00%	02/01/2021	200	201,606
Florence (County of), SC, Series 2014, GO Bonds	4.00%	06/01/2021	35	35,670
South Carolina (State of) Public Service Authority, Series 2011 B, Ref. RB	5.00%	12/01/2021	20	20,933
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2011 C, Ref. RB	5.00%	12/01/2036	200	208,572
				466,781
Tennessee-0.27%
Knoxville (City of), TN, Series 2012 B, RB	3.00%	04/01/2047	5	5,022
Memphis (City of), TN, Series 2012 A, Ref. GO Bonds	5.00%	04/01/2021	10	10,160
Memphis Center City Revenue Finance Corp. (Pyramid & Pinch District Redevelopment), Series 2011 B, RB(a)(b)	5.25%	11/01/2021	50	52,314
Tennessee (State of) School Bond Authority, Series 2014, Ref. RB	5.00%	11/01/2021	15	15,664
				83,160
Texas-5.61%
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2021	375	392,235
Dallas-Fort Worth (Cities of), TX International Airport, Series 2020, Ref. RB	5.00%	11/01/2021	300	312,633
Harris (County of), TX Flood Control District, Series 2008 A, Ref. RB	5.25%	10/01/2021	200	208,446
Houston (City of), TX, Series 2014 C, Ref. RB	4.00%	05/15/2021	20	20,345
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2021	400	404,752
Lower Colorado River Authority, Series 2011 A, Ref. RB	5.00%	05/15/2021	10	10,218
North Texas Tollway Authority, Series 2011, Ref. RB(a)(b)	5.00%	01/01/2021	15	15,059
Odessa Junior College District, Series 2011, GO Bonds(a)(b)	5.25%	08/15/2021	55	56,970
Odessa Junior College District, Series 2011, GO Bonds(a)(b)	5.38%	08/15/2021	50	51,834
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2021 Municipal Bond ETF (BSML)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
San Antonio (City of), TX, Series 2015, Ref. RB(a)	5.00%	02/01/2021	$15	$15,120
Texas (State of), Series 2015 A, Ref. GO Bonds	5.00%	10/01/2021	70	72,810
Texas (State of), Series 2016, Ref. GO Bonds	5.00%	04/01/2021	25	25,400
Texas (State of) Transportation Commission, Series 2014 A, Ref. RB	5.00%	04/01/2021	50	50,801
Texas (State of) Transportation Commission State Highway Fund, Series 2016 A, RB	5.00%	10/01/2021	60	62,414
				1,699,037
Utah-1.02%
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2021	300	308,439
Virginia-1.86%
Loudoun (County of), VA Economic Development Authority (Sycolin Road), Series 2011 A, RB	5.00%	06/01/2031	255	260,898
Virginia (State of) College Building Authority, Series 2016 A, RB	5.00%	02/01/2021	300	302,382
				563,280
Washington-3.32%
Energy Northwest, Series 2012 A, Ref. RB	5.00%	07/01/2021	5	5,139
Energy Northwest, Series 2018 A, Ref. RB	5.00%	07/01/2021	20	20,557
Seattle (City of), WA, Series 2015, Ref. RB	5.00%	05/01/2021	60	61,203
Seattle (Port of), WA, Series 2015 B, Ref. RB	5.00%	03/01/2021	20	20,234
Washington (State of), Series 2011 A, GO Bonds(a)(b)	5.00%	08/01/2021	100	103,217
Washington (State of), Series 2011 C, GO Bonds(a)	5.00%	06/01/2025	75	76,762
Washington (State of), Series 2011 C, GO Bonds(a)	5.25%	06/01/2026	200	204,946
Washington (State of), Series 2011 R, Ref. GO Bonds	5.00%	07/01/2021	20	20,563
Washington (State of), Series 2012 R, Ref. GO Bonds	4.00%	07/01/2021	5	5,112
Washington (State of), Series 2013 C, RB	5.00%	09/01/2021	30	31,074
Washington (State of), Series 2014 R, Ref. GO Bonds	5.00%	07/01/2021	50	51,406
Washington (State of), Series 2016 R, Ref. GO Bonds	5.00%	08/01/2021	45	46,448
Washington (State of) (Senior 520 Corridor Program), Series 2011 C, GO Bonds(a)	5.00%	06/01/2041	20	20,470
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives), Series 2011 A, RB(a)(b)	5.00%	02/01/2021	335	337,603
				1,004,734
Wisconsin-1.81%
Wisconsin (State of), Series 2011 2, Ref. GO Bonds	5.00%	11/01/2021	25	26,107
Wisconsin (State of), Series 2012 A, GO Bonds(a)(b)	4.00%	05/01/2021	10	10,161
Wisconsin (State of), Series 2012 B, GO Bonds(a)	3.00%	05/01/2026	300	303,561
Wisconsin (State of), Series 2016 1, Ref. GO Bonds	5.00%	11/01/2021	200	208,856
				548,685
TOTAL INVESTMENTS IN SECURITIES(d)-97.92% (Cost $29,587,902)				29,662,370
OTHER ASSETS LESS LIABILITIES-2.08%				629,352
NET ASSETS-100.00%				$30,291,722

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2021 Municipal Bond ETF (BSML)—(continued)
November 30, 2020
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2022 Municipal Bond ETF (BSMM)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.19%
Arizona-0.45%
Salt River Project Agricultural Improvement & Power District, Series 2012 A, Ref. RB	5.00%	12/01/2030	$35	$37,409
Salt River Project Agricultural Improvement & Power District, Series 2012 A, Ref. RB	5.00%	12/01/2031	115	122,916
				160,325
Arkansas-0.14%
Arkansas (State of) (Four-Lane Highway Construction), Series 2013, GO Bonds	3.25%	06/15/2022	50	50,814
California-16.77%
Bay Area Toll Authority, Series 2012 F-1, RB(a)(b)	5.00%	04/01/2022	75	79,833
California (State of), Series 2011, Ref. GO Bonds	5.25%	09/01/2022	530	576,656
California (State of), Series 2012, GO Bonds	5.00%	04/01/2042	100	105,914
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2022	100	109,164
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2022	500	547,605
California (State of) Public Works Board, Series 2012 A, RB	5.00%	04/01/2027	50	53,136
California (State of) Public Works Board, Series 2012 G, Ref. RB	5.00%	11/01/2030	135	146,506
California (State of) Public Works Board (Department of Corrections & Rehabilitation), Series 2012, Ref. RB	5.00%	06/01/2027	100	107,040
California (State of) Statewide Communities Development Authority (Episcopal Communities and Services), Series 2012, Ref. RB	5.00%	05/15/2047	100	104,139
California State University, Series 2012 A, RB(a)(b)	5.00%	11/01/2022	350	381,934
Coachella Valley Unified School District (2005 Election), Series 2012 D, GO Bonds(a)(b)	5.00%	08/01/2022	245	264,740
Los Angeles (City of), CA, Series 2012 B, Ref. RB	5.00%	06/01/2031	145	155,027
Los Angeles (City of), CA, Series 2012 C, Ref. RB	5.00%	06/01/2025	135	144,588
Los Angeles (City of), CA Department of Water & Power, Series 2013 A, RB	5.00%	07/01/2022	100	107,571
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 B, Ref. RB	5.00%	07/01/2022	30	32,271
Metropolitan Water District of Southern California, Series 2012 G, Ref. RB	5.00%	07/01/2028	40	43,044
Metropolitan Water District of Southern California, Series 2017 B, Ref. RB	5.00%	08/01/2022	135	145,242
Mount Diablo Unified School District (2010 Election), Series 2012 E, GO Bonds	5.00%	06/01/2037	300	322,461
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2012 A, RB(a)(b)	5.00%	04/15/2022	1,000	1,066,320
San Diego (County of), CA Regional Transportation Commission, Series 2012 A, RB(a)(b)	5.00%	04/01/2022	100	106,444
San Diego Unified School District, Series 2020 D-2, GO Bonds	5.00%	07/01/2022	150	161,406
San Francisco (City of), CA Public Utilities Commission, Series 2012, RB(a)(b)	5.00%	05/01/2022	1,000	1,068,470
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2022	100	107,603
University of California, Series 2012 G, RB	5.00%	05/15/2037	10	10,638
				5,947,752
Colorado-0.39%
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2022	100	109,598
Regional Transportation District (Fastracks), Series 2012 A, RB	5.00%	11/01/2031	25	26,996
				136,594
Connecticut-1.06%
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2017 A-1, Ref. RB(b)	5.00%	07/01/2022	200	215,240
South Central Connecticut Regional Water Authority, Series 2012, Ref. RB(a)(b)	5.00%	08/01/2022	150	162,006
				377,246
District of Columbia-0.53%
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2014 A, Ref. RB	5.00%	10/01/2053	180	187,870
Florida-9.55%
Citizens Property Insurance Corp., Series 2015 A-1, RB	5.00%	06/01/2022	100	104,676
Florida (State of) (Capital Outlay), Series 2012 C, Ref. GO Bonds	4.00%	06/01/2026	700	740,537
Florida (State of) Municipal Power Agency (St. Lucie), Series 2012 A, RB	5.00%	10/01/2026	175	189,479
Miami-Dade (County of), FL, Series 2012 B, Ref. RB, (INS - AGM)(c)	5.00%	10/01/2035	100	107,696
Miami-Dade (County of), FL Expressway Authority, Series 2013 A, RB	5.00%	07/01/2029	1,000	1,060,190
Miami-Dade (County of), FL Transit System, Series 2012, RB(a)(b)	5.00%	07/01/2022	1,000	1,076,040
Volusia County School Board, Series 2019, COP	5.00%	08/01/2022	100	107,899
				3,386,517
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 Municipal Bond ETF (BSMM)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-0.32%
Albany-Dougherty (County of), GA Hospital Authority, Series 2012, RB	4.00%	12/01/2042	$25	$25,946
Georgia (State of), Series 2012 A, GO Bonds	5.00%	07/01/2024	80	86,086
				112,032
Guam-4.67%
Guam (Territory of) Power Authority, Series 2012 A, Ref. RB, (INS - AGM)(c)	5.00%	10/01/2027	535	579,207
Guam (Territory of) Power Authority, Series 2012 A, Ref. RB, (INS - AGM)(c)	5.00%	10/01/2030	1,000	1,078,530
				1,657,737
Illinois-0.61%
Illinois (State of), Series 2013, RB	5.00%	06/15/2022	100	105,444
Illinois (State of), Series 2016 C, Ref. RB	5.00%	06/15/2022	105	110,716
				216,160
Indiana-0.61%
Indianapolis (City of), IN Department of Public Utilities, Series 2020 A, Ref. RB	5.00%	08/15/2022	200	216,274
Maryland-1.80%
Maryland (State of), Series 2014 B, GO Bonds(a)(b)	5.00%	08/01/2022	100	108,004
Maryland (State of) Department of Transportation, Series 2018, RB	5.00%	10/01/2022	315	342,796
Montgomery (County of), MD, Series 2014 A, GO Bonds	5.00%	11/01/2022	90	98,320
Montgomery (County of), MD, Series 2016 A, GO Bonds	5.00%	12/01/2022	80	87,718
				636,838
Massachusetts-2.31%
Massachusetts (Commonwealth of), Series 2013 A, RB(a)(b)	5.00%	06/15/2022	25	26,847
Massachusetts (Commonwealth of), Series 2014 C, GO Bonds	5.00%	07/01/2022	100	107,637
Massachusetts (Commonwealth of), Series 2014 C, GO Bonds(a)(b)	5.00%	07/01/2022	20	21,521
Massachusetts (State of) Bay Transportation Authority, Series 2020, RB	5.00%	07/01/2022	500	537,935
Massachusetts (State of) School Building Authority, Series 2012 A, Ref. RB(a)(b)	5.00%	08/15/2022	5	5,400
Massachusetts (State of) School Building Authority, Series 2012 A, Ref. RB(a)(b)	5.00%	08/15/2022	70	75,734
Massachusetts Clean Water Trust (The), Series 2014, Ref. RB	5.00%	08/01/2022	40	43,209
				818,283
Michigan-0.30%
Michigan (State of) Finance Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/01/2022	100	107,125
Nevada-3.97%
Clark County School District, Series 2017 A, Ref. GO Bonds	5.00%	06/15/2022	325	346,833
Las Vegas Valley Water District, Series 2012 B, GO Bonds	5.00%	06/01/2037	1,000	1,062,150
				1,408,983
New Jersey-1.65%
New Jersey (State of) Economic Development Authority, Series 2015 XX, Ref. RB	5.00%	06/15/2022	220	233,939
New Jersey (State of) Transportation Trust Fund Authority, Series 2006 A, RB	5.25%	12/15/2022	30	32,792
New Jersey (State of) Turnpike Authority, Series 2013 A, RB(a)(b)	5.00%	07/01/2022	195	209,828
North Hudson Sewerage Authority, Series 2012 A, COP(a)(b)	5.00%	06/01/2022	100	107,125
				583,684
New York-21.98%
Long Island (City of), NY Power Authority, Series 2012 A, RB(a)(b)	5.00%	09/01/2022	135	146,395
Long Island (City of), NY Power Authority, Series 2012 A, RB	5.00%	09/01/2037	265	284,475
Metropolitan Transportation Authority, Series 2012 D, Ref. RB	5.00%	11/15/2025	200	209,508
Metropolitan Transportation Authority, Series 2015 A-1, RB	5.00%	11/15/2022	100	104,774
Nassau (County of), NY, Series 2016 A, Ref. GO Bonds	5.00%	01/01/2022	90	94,429
New York & New Jersey (States of) Port Authority, Series 2012, RB	4.00%	12/01/2026	500	534,990
New York (City of), NY, Series 2012 A-1, GO Bonds	5.00%	10/01/2025	100	108,385
New York (City of), NY, Series 2012 F, Ref. GO Bonds	5.00%	08/01/2027	100	105,249
New York (City of), NY, Series 2015 A, Ref. GO Bonds	5.00%	08/01/2022	100	107,655
New York (City of), NY Transitional Finance Authority, Series 2011 D, RB	5.25%	02/01/2022	100	100,827
New York (City of), NY Transitional Finance Authority, Series 2012 C-1, RB	5.00%	11/01/2025	100	108,703
New York (City of), NY Transitional Finance Authority, Series 2020 A, RB	5.00%	11/01/2022	1,000	1,090,430
New York (State of) Dormitory Authority, Series 2005 A, RB, (INS - AMBAC)(c)	5.50%	05/15/2022	600	645,558
New York (State of) Dormitory Authority, Series 2012 D, RB	5.00%	02/15/2027	100	105,411
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 Municipal Bond ETF (BSMM)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2022	$100	$106,122
New York (State of) Dormitory Authority, Series 2020 A, RB, (INS - AGM)(c)	5.00%	10/01/2022	1,000	1,088,430
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	09/15/2022	1,000	1,084,780
New York (State of) Thruway Authority, Series 2012 I, RB(a)(b)	5.00%	01/01/2022	800	841,784
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB	5.00%	10/15/2022	600	654,420
Triborough Bridge & Tunnel Authority, Series 2013 A, Ref. RB	5.00%	11/15/2022	250	271,528
				7,793,853
North Carolina-0.59%
North Carolina (State of) (Garvee), Series 2017, Ref. RB	5.00%	03/01/2022	100	105,911
North Carolina Medical Care Commission (Novant Health), Series 2013, Ref. RB	4.00%	11/01/2046	100	103,745
				209,656
Ohio-3.67%
Allen (County of), OH (Catholic Health Partners), Series 2012 A, Ref. RB(a)(b)	5.00%	05/01/2022	100	106,729
Hamilton (County of), OH (Christ Hospital), Series 2012, RB(a)(b)	5.00%	06/01/2022	1,000	1,071,250
Ohio (State of), Series 2015 B, GO Bonds(a)(b)	5.00%	06/15/2022	65	69,803
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group), Series 2012 A, RB	5.00%	01/01/2027	50	52,480
				1,300,262
Oklahoma-4.73%
Oklahoma (State of) Turnpike Authority, Series 2017 C, RB(a)(b)	5.00%	01/01/2022	95	99,966
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2022	1,500	1,577,850
				1,677,816
Pennsylvania-6.02%
Pennsylvania (Commonwealth of) , Series 2016, Ref. GO Bonds	5.00%	01/15/2022	90	94,818
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (La Salle University), Series 2012, RB	5.00%	05/01/2037	400	405,224
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2012 B, RB(a)(b)	5.00%	12/01/2022	105	115,041
Philadelphia (City of), PA, Series 2012, Ref. RB(a)(b)	5.00%	11/01/2022	400	436,252
Pittsburgh (City of), PA, Series 2012 B, GO Bonds(a)(b)	5.00%	09/01/2022	1,000	1,084,040
				2,135,375
Tennessee-1.51%
Nashville & Davidson (County of), TN, Series 2017, GO Bonds	5.00%	07/01/2022	400	430,348
Wilson (County of), TN, Series 2012, Ref. GO Bonds	5.00%	04/01/2022	100	106,444
				536,792
Texas-5.58%
Dallas (City of), TX, Series 2017, Ref. GO Bonds	5.00%	02/15/2022	100	105,651
Dallas Independent School District, Series 2012, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2024	500	532,045
Fort Worth Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2022	320	338,643
Houston (City of), TX, Series 2012 D, Ref. RB(a)(b)	4.00%	11/15/2022	170	182,238
Houston (City of), TX, Series 2012 D, Ref. RB	4.00%	11/15/2037	130	137,785
North Central Texas Health Facility Development Corp. (Childrens Medical Center Dallas), Series 2012, RB(a)(b)	5.00%	08/15/2022	100	108,101
North Texas Tollway Authority, Series 2012 B, Ref. RB(a)(b)	5.00%	01/01/2022	100	105,145
San Antonio (City of), TX, Series 2016, Ref. GO Bonds	5.00%	02/01/2022	100	105,577
Texas (State of), Series 2011, Ref. GO Bonds	5.00%	10/01/2022	100	104,007
University of Texas Pernanent Fund (Permanent University Fund Boards), Series 2007 B, Ref. RB	5.25%	07/01/2022	240	259,195
				1,978,387
Virginia-5.02%
Fairfax (County of), VA Economic Development Authority (Public Uses Complex), Series 2014, Ref. RB	5.00%	05/15/2022	200	214,040
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2012, RB	5.00%	05/15/2040	100	106,138
Hampton Roads Transportation Accountability Commission, Series 2019 A, RB	5.00%	07/01/2022	500	537,110
University of Virginia, Series 2013, RB(a)(b)	5.00%	12/01/2022	500	547,815
Virginia (State of) College Building Authority, Series 2015 D, RB	5.00%	02/01/2022	355	375,015
				1,780,118
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 Municipal Bond ETF (BSMM)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-3.96%
Seattle (Port of), WA, Series 2012 A, Ref. RB	5.00%	08/01/2031	$1,000	$1,068,640
Washington (State of), Series 2012, Ref. GO Bonds	3.00%	07/01/2028	40	41,506
Washington (State of) (Senior 520 Corridor Program), Series 2012 F, RB	5.00%	09/01/2022	150	162,249
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB	4.00%	10/01/2034	125	130,289
				1,402,684
TOTAL INVESTMENTS IN SECURITIES(d)-98.19% (Cost $34,684,925)				34,819,177
OTHER ASSETS LESS LIABILITIES-1.81%				640,401
NET ASSETS-100.00%				$35,459,578

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp	8.20%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2023 Municipal Bond ETF (BSMN)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.92%
Alabama-0.46%
Jefferson (County of), AL, Series 2018 A, Ref. GO Bonds	5.00%	04/01/2023	$85	$93,918
Alaska-0.14%
Alaska (State of), Series 2013 B, GO Bonds	5.00%	08/01/2024	25	27,525
Arizona-1.19%
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2023	120	131,394
Maricopa (County of), AZ Special Health Care District, Series 2018 C, GO Bonds	5.00%	07/01/2023	100	111,566
				242,960
California-17.67%
Alameda (County of), CA Joint Powers Authority, Series 2013 A, RB	5.25%	12/01/2025	65	74,615
Anaheim (City of), CA Housing & Public Improvements Authority, Series 2017 B, Ref. RB	5.00%	10/01/2027	95	105,084
California (State of), Series 2003, GO Bonds	5.25%	02/01/2023	30	33,253
California (State of), Series 2013, Ref. GO Bonds	5.00%	09/01/2031	100	112,267
California (State of), Series 2013, Ref. GO Bonds	5.00%	02/01/2032	100	109,732
California (State of), Series 2014, GO Bonds	4.00%	05/01/2023	155	169,059
California (State of), Series 2014, Ref. GO Bonds	5.00%	10/01/2023	80	90,734
California (State of), Series 2014, Ref. GO Bonds	5.00%	12/01/2025	100	114,192
California (State of), Series 2014, Ref. GO Bonds	5.00%	12/01/2027	150	170,756
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2023	100	112,642
California (State of), Series 2018, Ref. GO Bonds	5.00%	10/01/2029	100	110,664
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2023	500	571,285
California (State of) Public Works Board, Series 2013 I, RB	5.25%	11/01/2027	65	74,037
California (State of) Public Works Board (University of California - Davidson Library), Series 2013 C, RB(a)(b)	5.00%	03/01/2023	100	110,685
California Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2015 A, Ref. RB	5.00%	11/01/2041	50	55,193
Desert Community College District (Riverside & Imperial), Series 2018, GO Bonds(a)(b)	5.00%	08/01/2023	100	112,775
Los Angeles (City of), CA Department of Water & Power, Series 2013 B, RB	5.00%	07/01/2029	540	604,238
Los Angeles Unified School District, Series 2014 B, Ref. GO Bonds	5.00%	07/01/2023	100	112,171
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2023	185	207,516
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2023	30	33,784
San Diego (County of), CA Water Authority, Series 2015 A, Ref. RB	5.00%	05/01/2023	100	111,681
San Jose (City of), CA Financing Authority, Series 2013 A, Ref. RB(a)(b)	5.00%	06/01/2023	100	111,871
University of California, Series 2013 AF, RB	5.00%	05/15/2025	90	100,327
University of California, Series 2015 I, Ref. RB	5.00%	05/15/2023	175	195,079
				3,603,640
Colorado-0.76%
Board of Governors of Colorado State University System, Series 2013 E, RB(a)(b)	5.00%	03/01/2023	15	16,610
Colorado (State of) Health Facilities Authority (Catholic Health Initiatives), Series 2013 A, RB(a)(b)	5.25%	01/01/2023	85	93,608
Denver (City & County of), CO, Series 2013 B, RB	5.25%	11/15/2032	5	5,570
Regional Transportation District, Series 2013 A, Ref. COP	5.00%	06/01/2025	35	38,846
				154,634
Connecticut-1.50%
Connecticut (State of), Series 2012 A, RB	5.00%	01/01/2027	25	27,292
Connecticut (State of), Series 2013 A, GO Bonds	5.00%	10/15/2027	100	112,571
Connecticut (State of), Series 2016 A, GO Bonds	5.00%	03/15/2023	10	11,068
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2023	95	104,463
Connecticut (State of) Municipal Electric Energy Cooperative, Series 2013 A, RB	5.00%	01/01/2038	25	27,053
Connecticut (State of) Special Tax Revenue, Series 2014 A, RB	5.00%	09/01/2023	20	22,547
				304,994
District of Columbia-1.10%
District of Columbia, Series 2013 A, GO Bonds	5.00%	06/01/2027	80	89,215
District of Columbia, Series 2013 A, GO Bonds	5.00%	06/01/2028	20	22,277
District of Columbia Water & Sewer Authority, Series 2013 A, RB(a)(b)	5.00%	10/01/2023	100	113,480
				224,972
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-4.39%
Florida (State of), Series 2019 A, Ref. GO Bonds	5.00%	07/01/2023	$195	$218,895
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2023	500	566,480
School Board of Miami-Dade County (The), Series 2013 A, COP	5.00%	05/01/2032	100	110,071
				895,446
Georgia-1.21%
Forsyth County School District, Series 2013, Ref. GO Bonds	5.00%	02/01/2023	20	22,088
Georgia (State of), Series 2013 C, Ref. GO Bonds	4.00%	10/01/2023	85	90,935
Georgia (State of), Series 2019 A, GO Bonds	5.00%	07/01/2023	50	56,210
Gwinnett (County of) Development Authority (Public Schools), Series 2006, COP, (INS - NATL)(c)	5.25%	01/01/2023	50	55,227
Gwinnett County School District, Series 2010, Ref. GO Bonds	5.00%	02/01/2023	20	22,089
				246,549
Hawaii-2.22%
Hawaii (State of), Series 2016, Ref. GO Bonds	5.00%	10/01/2023	400	453,184
Illinois-4.55%
Illinois (State of), Series 2013, GO Bonds	5.25%	07/01/2028	250	264,190
Illinois (State of), Series 2013, GO Bonds	5.25%	07/01/2029	100	105,381
Illinois (State of), Series 2013, RB	5.00%	06/15/2025	145	156,741
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2023	100	105,583
Illinois (State of) Finance Authority, Series 2016, RB	4.00%	01/01/2023	110	118,526
Illinois (State of) Finance Authority (State Clean Water), Series 2017, RB	5.00%	07/01/2023	10	11,214
McLean & Woodford Counties Community Unit School District No. 5, Series 2017 A, Ref. GO Bonds	4.00%	12/01/2023	55	60,504
Metropolitan Water Reclamation District of Greater Chicago, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2023	50	56,550
Springfield (City of), IL Electric Revenue, Series 2015, Ref. RB	5.00%	03/01/2023	45	49,449
				928,138
Indiana-3.09%
Indiana (State of) Finance Authority (University Health), Series 2019, Ref. RB	5.00%	12/01/2023	150	169,890
Lake Central Multi-District School Building Corp., Series 2012 B, RB(a)(b)	5.00%	01/15/2023	35	38,504
St. Joseph (County of), IN Hospital Authority (Beacon Health System Obligated Group), Series 2013 C, Ref. RB	4.00%	08/15/2044	400	420,816
				629,210
Iowa-0.17%
Iowa (State of), Series 2016 A, Ref. RB	5.00%	06/01/2023	30	33,568
Kentucky-0.56%
Kentucky (State of) Property & Building Commission (No. 108), Series 2015 B, Ref. RB	5.00%	08/01/2023	50	55,937
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2013 A, RB	4.00%	05/15/2035	55	58,838
				114,775
Louisiana-0.91%
Louisiana (State of), Series 2012 A, GO Bonds(a)(b)	5.00%	08/01/2022	80	86,334
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority, Series 2013 A, RB(a)(b)	5.00%	02/01/2023	90	99,302
				185,636
Maryland-3.52%
Maryland (State of), Series 2015 B, Ref. GO Bonds	4.00%	08/01/2023	500	550,365
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	05/01/2023	150	167,367
				717,732
Massachusetts-3.43%
Massachusetts (Commonwealth of), Series 2015 A, GO Bonds	5.00%	05/01/2023	300	334,659
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2023	130	146,038
Massachusetts (Commonwealth of), Series 2018 C, GO Bonds	5.00%	05/01/2032	100	111,013
Massachusetts (State of) School Building Authority, Series 2012 A, Ref. RB	5.00%	08/15/2023	100	108,179
				699,889
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-1.12%
Livonia Public Schools, Series 2013 I, GO Bonds(a)(b)	5.00%	05/01/2023	$105	$116,968
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2023	100	111,091
				228,059
Minnesota-0.05%
Minneapolis-St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 B, Ref. RB	5.00%	01/01/2023	10	10,886
Missouri-0.11%
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	5.00%	10/01/2023	20	22,708
Nebraska-0.14%
Omaha (City of), NE Public Power District, Series 2016 A, Ref. RB	5.00%	02/01/2023	25	27,582
Nevada-0.60%
Clark County School District, Series 2016 A, Ref. GO Bonds	5.00%	06/15/2023	50	55,498
Clark County School District, Series 2016 B, Ref. GO Bonds	5.00%	06/15/2023	60	66,598
				122,096
New Jersey-4.59%
New Jersey (State of), Series 2013, GO Bonds	4.00%	06/01/2028	265	284,127
New Jersey (State of) Economic Development Authority, Series 2013 NN, Ref. RB	5.00%	03/01/2023	100	109,071
New Jersey (State of) Economic Development Authority (Rutgers University), Series 2013, RB(a)(b)	5.00%	06/15/2023	150	167,961
New Jersey (State of) Transportation Trust Fund Authority, Series 2005 B, RB, (INS - AMBAC)(c)	5.25%	12/15/2023	55	62,103
New Jersey (State of) Transportation Trust Fund Authority, Series 2006 A, RB	5.50%	12/15/2023	150	170,490
Rutgers The State University of New Jersey, Series 2013 L, Ref. RB(a)(b)	5.00%	05/01/2023	30	33,458
Rutgers The State University of New Jersey, Series 2018 N, RB	4.00%	05/01/2023	100	108,387
				935,597
New Mexico-0.27%
New Mexico (State of), Series 2016 B, Ref. RB	4.00%	07/01/2023	50	54,855
New York-19.92%
Battery Park (City of), NY Authority, Series 2013 A, RB	5.00%	11/01/2025	400	455,976
Metropolitan Transportation Authority, Series 2012 A, Ref. RB	5.00%	11/15/2023	200	216,026
Metropolitan Transportation Authority, Series 2013 E, RB(a)(b)	5.00%	11/15/2023	150	171,139
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2023	100	107,043
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2023	50	55,570
New York (City of), NY, Series 2012 I, GO Bonds	5.00%	08/01/2023	100	107,801
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2023	445	499,735
New York (City of), NY, Series 2017 A, Ref. GO Bonds	4.00%	08/01/2023	70	76,756
New York (City of), NY, Series 2018 AA, Ref. RB	5.00%	06/15/2023	125	140,024
New York (City of), NY, Series 2019 BB-2, RB	5.00%	06/15/2025	100	114,309
New York (City of), NY Transitional Finance Authority, Series 2012 E-1, RB	5.00%	02/01/2023	200	210,836
New York (City of), NY Transitional Finance Authority, Series 2013 F-1, RB	5.00%	02/01/2026	200	219,600
New York (City of), NY Transitional Finance Authority, Series 2018 A1, RB	5.00%	08/01/2023	105	117,945
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016, Ref. RB	4.00%	02/01/2023	190	203,680
New York (State of) Dormitory Authority, Series 2012 D, RB	5.00%	02/15/2023	100	105,736
New York (State of) Dormitory Authority, Series 2012, RB	5.00%	05/15/2023	100	106,620
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2023	200	221,322
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2023	35	38,723
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2023	65	71,930
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2023	55	60,864
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	07/01/2023	45	50,008
New York State Urban Development Corp., Series 2013 C, RB	5.00%	03/15/2026	200	220,880
New York State Urban Development Corp., Series 2013 E, RB	5.00%	03/15/2031	200	219,820
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB	4.00%	10/15/2023	125	138,616
Suffolk (County of), NY Water Authority, Series 2013, Ref. RB	3.00%	06/01/2028	10	10,591
Utility Debt Securitization Authority, Series 2013 TE, RB	5.00%	12/15/2027	105	119,647
				4,061,197
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-1.05%
North Carolina (State of), Series 2016 A, Ref. GO Bonds	5.00%	06/01/2023	$100	$112,025
North Carolina State University at Raleigh, Series 2013 A, RB(a)(b)	5.00%	10/01/2023	90	101,995
				214,020
Ohio-1.78%
Cincinnati City School District, Series 2006, Ref. GO Bonds, (INS - NATL)(c)	5.25%	12/01/2023	10	11,494
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2023	10	11,310
Northeast Ohio Regional Sewer District, Series 2013, RB(a)(b)	5.00%	05/15/2023	50	55,791
Ohio (State of), Series 2015 A, Ref. GO Bonds	5.00%	09/01/2023	25	28,295
Ohio (State of), Series 2016 A, Ref. GO Bonds	5.00%	09/01/2023	40	45,271
Ohio (State of), Series 2016-1, RB	5.00%	12/15/2023	50	57,122
Ohio (State of) (Garvee), Series 2018-1, RB	5.00%	12/15/2023	115	131,381
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2016, RB	5.00%	12/01/2023	20	22,864
				363,528
Oklahoma-0.43%
Cleveland (County of), OK Educational Facilities Authority (Moore Public Schools), Series 2016, RB	5.00%	06/01/2023	40	44,175
Oklahoma (State of) Municipal Power Authority, Series 2019 A, Ref. RB	5.00%	01/01/2023	40	43,895
				88,070
Oregon-0.14%
Oregon (State of) Department of Transportation, Series 2013 A, RB(a)(b)	5.00%	11/15/2023	25	28,507
Pennsylvania-3.08%
Pennsylvania (Commonwealth of), First Series 2013, GO Bonds(a)(b)	5.00%	04/01/2023	125	138,912
Pennsylvania (Commonwealth of), Series 2013, GO Bonds(a)(b)	5.00%	04/01/2023	50	55,565
Pennsylvania (Commonwealth of), Series 2015, GO Bonds	5.00%	03/15/2023	100	110,828
Pennsylvania (Commonwealth of), Series 2016, Ref. GO Bonds	5.00%	09/15/2023	235	265,905
Westmoreland (County of), PA Municipal Authority, Series 2013, RB(a)(b)	5.00%	08/15/2023	50	56,365
				627,575
South Carolina-0.38%
Charleston Educational Excellence Finance Corp., Series 2013, Ref. RB	4.00%	12/01/2028	25	27,446
South Carolina (State of) Public Service Authority, Series 2013 E, RB	5.00%	12/01/2048	15	16,673
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2013 B, Ref. RB	5.13%	12/01/2043	30	33,519
				77,638
Tennessee-0.27%
Chattanooga (City of), TN Health Educational & Housing Facility Board (Catholic Health Initiatives), Series 2013 A, RB(a)(b)	5.25%	01/01/2023	25	27,504
Memphis (City of), TN, Series 2014 A, Ref. GO Bonds	5.00%	11/01/2023	25	28,444
				55,948
Texas-9.25%
Bexar (County of), TX, Series 2013 A, COP(a)(b)	4.00%	06/15/2023	25	27,395
Bexar (County of), TX, Series 2013 B, GO Bonds(a)(b)	5.00%	06/15/2023	400	448,436
Board of Regents of the University of Texas System, Series 2016 J, RB	5.00%	08/15/2023	25	28,264
Dallas (City of), TX, Series 2014, Ref. GO Bonds	5.00%	02/15/2023	20	22,041
Dallas (City of), TX, Series 2015 A, Ref. RB	5.00%	10/01/2023	125	141,810
Dallas Independent School District, Series 2014 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2023	25	28,235
Dallas-Fort Worth (Cities of), TX International Airport, Series 2013 F, Ref. RB	5.25%	11/01/2033	270	301,360
Hidalgo (County of), TX Regional Mobility Authority, Series 2013, Ref. RB(a)(b)	5.00%	12/01/2023	75	85,438
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2023	185	204,521
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2023	130	142,458
San Marcos Consolidated Independent School District, Series 2013, GO Bonds(a)(b)	5.00%	08/01/2023	90	101,291
Texas (State of) (Water Financial Assistance), Series 2018 B3, Ref. GO Bonds	5.00%	08/01/2023	75	84,524
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	04/15/2023	30	33,418
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2023	10	11,042
University of Texas System (The), Series 2016 D, RB	5.00%	08/15/2023	200	226,110
				1,886,343
Virginia-2.15%
Virginia (State of) College Building Authority, Series 2012 A, Ref. RB(a)(b)	5.00%	09/01/2022	25	27,032
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (State of) College Building Authority, Series 2012 A, Ref. RB	5.00%	09/01/2023	$75	$81,266
Virginia (State of) Public School Authority, Series 2012, Ref. RB(a)(b)	5.00%	08/01/2022	155	167,135
Virginia (State of) Public School Authority, Series 2012, Ref. RB	5.00%	08/01/2023	5	5,397
Virginia Public School Authority, Series 2015, Ref. RB	5.00%	08/01/2023	140	157,739
				438,569
Washington-3.42%
Energy Northwest (Columbia Generating Station), Series 2015 A, Ref. RB	5.00%	07/01/2023	300	336,843
Washington (State of), Series 2012 R, Ref. GO Bonds	5.00%	07/01/2023	125	134,472
Washington (State of) (Senior 520 Corridor Program), Series 2013 C, RB	5.00%	09/01/2023	200	225,530
				696,845
West Virginia-0.28%
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2023	50	56,442
Wisconsin-2.02%
Milwaukee (City of), WI, Series 2018 N1, GO Bonds	5.00%	02/01/2023	375	412,009
TOTAL INVESTMENTS IN SECURITIES(d)-97.92% (Cost $19,783,082)				19,965,244
OTHER ASSETS LESS LIABILITIES-2.08%				424,735
NET ASSETS-100.00%				$20,389,979

Investment Abbreviations:
AMBAC	-American Municipal Bond Assurance Corp.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2024 Municipal Bond ETF (BSMO)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.00%
Alabama-0.20%
Alabama (State of) Public School & College Authority, Series 2014 B, Ref. RB	5.00%	01/01/2027	$30	$34,977
Arizona-1.47%
Arizona (State of) Department of Transportation State Highway Fund Revenue, Series 2015, Ref. RB	5.00%	07/01/2032	170	194,905
Mesa (City of), AZ, Series 2014, Ref. RB	3.00%	07/01/2028	20	21,659
Phoenix Civic Improvement Corp., Series 2014 B, RB	5.00%	07/01/2027	40	46,647
				263,211
California-18.39%
Anaheim (City of), CA Public Financing Authority, Series 2014 A, Ref. RB	5.00%	05/01/2046	100	110,169
Bay Area Toll Authority, Series 2014 F, Ref. RB(a)(b)	5.00%	04/01/2024	50	57,944
California (State of), Series 2014 AS, RB	5.00%	12/01/2026	100	118,615
California (State of), Series 2014, GO Bonds	5.00%	10/01/2024	100	118,057
California (State of), Series 2014, GO Bonds	5.00%	12/01/2024	225	256,932
California (State of), Series 2014, Ref. GO Bonds	5.00%	12/01/2024	100	114,192
California (State of), Series 2015 B, Ref. GO Bonds	5.00%	09/01/2024	125	147,085
California (State of), Series 2015, Ref. GO Bonds	5.00%	03/01/2024	100	115,331
California (State of), Series 2019, GO Bonds	4.00%	10/01/2024	125	142,810
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2024	35	40,502
California (State of) Infrastructure & Economic Development Bank, Series 2017, RB	5.00%	10/01/2024	100	118,268
California (State of) Public Works Board, Series 2014 A, RB	5.00%	09/01/2033	100	115,920
California (State of) Public Works Board, Series 2017 B, Ref. RB	5.00%	10/01/2024	75	88,417
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	5.00%	09/01/2039	100	115,317
California State University, Series 2014 A, Ref. RB	5.00%	11/01/2029	200	235,522
Inland Valley Development Agency, Series 2014 A, Ref. RB, (INS - AGM)(c)	5.00%	09/01/2044	100	112,498
Los Angeles (City of), CA Department of Water & Power, Series 2015 E, RB	5.00%	07/01/2044	200	228,842
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	07/01/2024	40	46,818
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB	5.00%	12/01/2039	200	231,268
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds	5.00%	08/01/2024	20	23,496
Los Angeles Community College District, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2024	5	5,874
Los Angeles Unified School District, Series 2014 D, Ref. GO Bonds	5.00%	07/01/2024	25	29,203
Los Angeles Unified School District, Series 2017 A, Ref. GO Bonds	5.00%	07/01/2024	200	233,624
Metropolitan Water District of Southern California, Series 2017 B, Ref. RB	5.00%	08/01/2024	20	23,425
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2024	100	117,125
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2024	10	11,728
San Francisco (City of), CA Public Utilities Commission, Series 2015, Ref. RB	5.00%	11/01/2024	30	35,495
San Joaquin Delta Community College District (Election of 2004), Series 2014 C, GO Bonds(a)(b)	5.00%	08/01/2024	20	23,447
Southern California Public Power Authority (Apex Power), Series 2014 A, RB	5.00%	07/01/2037	200	229,148
Twin Rivers Unified School District, Series 2014 A, GO Bonds(a)(b)	5.00%	02/01/2024	5	5,738
University of California, Series 2014 AM, RB	5.00%	05/15/2027	35	40,545
				3,293,355
Colorado-1.15%
Denver (City & County of), CO Airport System Revenue, Series 2016 A, Ref. RB	5.00%	11/15/2024	25	29,484
Denver City & County School District No. 1, Series 2014 B, Ref. GO Bonds	5.00%	12/01/2027	25	29,566
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2019, GO Bonds	5.00%	12/15/2024	20	23,821
Regional Transportation District, Series 2013 A, Ref. COP	5.00%	06/01/2024	110	122,234
				205,105
Connecticut-2.42%
Connecticut (State of), Series 2014 A, GO Bonds	5.00%	03/01/2027	100	114,253
Connecticut (State of), Series 2014 A, RB	5.00%	09/01/2026	75	87,304
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2014 E, RB	5.00%	07/01/2024	200	231,604
				433,161
District of Columbia-0.82%
District of Columbia, Series 2014 A, Ref. RB	5.00%	12/01/2024	25	29,753
District of Columbia, Series 2014 C, GO Bonds	5.00%	06/01/2032	10	11,536
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2024	25	29,163
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2024	$40	$47,364
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2024	25	29,556
				147,372
Florida-3.64%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics), Series 2014, RB	4.00%	12/01/2044	145	155,381
Florida (State of), Series 2017 A, Ref. RB	5.00%	07/01/2024	100	116,968
Miami Beach (City of), FL Redevelopment Agency (City Center), Series 2015, Ref. RB, (INS - AGM)(c)	5.00%	02/01/2040	100	112,908
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	5.00%	07/01/2028	90	104,920
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	5.00%	07/01/2029	110	127,766
School Board of Miami-Dade County (The), Series 2014 D, Ref. COP	5.00%	11/01/2030	30	34,934
				652,877
Georgia-2.22%
Atlanta (City of), GA, Series 2014 A, Ref. RB	5.00%	01/01/2028	50	56,516
Atlanta (City of), GA, Series 2014 A, Ref. RB	5.00%	01/01/2030	100	112,542
Atlanta (City of), GA, Series 2015, GO Bonds	5.00%	12/01/2031	50	58,871
Forsyth (County of), GA, Series 2019, GO Bonds	5.00%	09/01/2024	20	23,599
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	01/01/2024	25	28,696
Georgia (State of), Series 2019 A, GO Bonds	5.00%	07/01/2024	100	117,164
				397,388
Hawaii-0.99%
Hawaii (State of), Series 2015 EZ, Ref. GO Bonds	5.00%	10/01/2024	100	117,931
Hawaii (State of), Series 2016, GO Bonds	5.00%	10/01/2024	50	58,965
				176,896
Illinois-5.80%
Chicago (City of), IL, Series 2014 A, Ref. GO Bonds	5.00%	01/01/2034	100	104,139
Chicago (City of), IL Midway International Airport, Series 2014 B, Ref. RB	5.00%	01/01/2027	150	168,911
Du Page & Will Counties Community School District No. 204 Indian Prairie, Series 2017, Ref. GO Bonds	4.00%	12/30/2024	20	22,846
Illinois (State of), Series 2013, RB	5.00%	06/15/2024	95	102,663
Illinois (State of), Series 2014, GO Bonds	5.25%	02/01/2029	210	223,041
Illinois (State of), Series 2014, GO Bonds	5.25%	02/01/2030	100	105,750
Illinois (State of) Finance Authority (Advocate Health Care Network), Series 2014, Ref. RB(a)(b)	5.00%	08/01/2024	25	29,288
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2016, RB	5.00%	07/01/2024	10	11,673
Illinois (State of) Finance Authority (University of Chicago), Series 2014 A, Ref. RB	5.00%	10/01/2024	80	93,843
Illinois (State of) Finance Authority (University of Chicago), Series 2014 A, Ref. RB	5.00%	10/01/2026	35	40,916
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.00%	01/01/2024	60	66,711
Springfield (City of), IL, Series 2015, Ref. RB	5.00%	03/01/2024	60	68,422
				1,038,203
Indiana-0.19%
Indiana (Sate of) Finance Authority, Series 2016 C, Ref. RB	5.00%	12/01/2024	10	11,892
Indiana (State of) Finance Authority (Green Bonds), Series 2015 B, Ref. RB	5.00%	02/01/2024	20	23,009
				34,901
Kansas-0.36%
Kansas (State of) Department of Transportation, Series 2015 A, Ref. RB	5.00%	09/01/2024	55	64,740
Kentucky-0.97%
Louisville (City of) & Jefferson (County of), KY Metropolitan Government, Series 2017 B, Ref. RB	5.00%	05/15/2024	150	174,327
Louisiana-0.98%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority, Series 2014, RB(a)(b)	5.00%	02/01/2024	55	63,171
New Orleans (City of), LA, Series 2014, Ref. RB	5.00%	06/01/2044	100	112,672
				175,843
Maine-0.13%
Maine (State of) Municipal Bond Bank, Series 2015 A, Ref. RB	5.00%	09/01/2024	20	23,525
Maryland-3.12%
Maryland (State of), Series 2016, GO Bonds	4.00%	06/01/2027	100	112,889
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2024	20	23,131
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2024	$10	$11,744
Maryland (State of), Series 2017 B, Ref. GO Bonds	5.00%	08/01/2024	50	58,720
Maryland (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2024	65	76,335
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2024	35	40,479
Maryland (State of) Department of Transportation, Series 2016, RB	4.00%	11/01/2029	100	112,953
Maryland (State of) Health & Higher Educational Facilities Authority (Loyola University), Series 2014, Ref. RB	5.00%	10/01/2045	100	110,897
Montgomery (County of), MD, Series 2014 B, Ref. GO Bonds	5.00%	11/01/2024	10	11,875
				559,023
Massachusetts-2.70%
Massachusetts (Commonwealth of), Series 2014 C, Ref. GO Bonds	5.00%	08/01/2024	200	234,798
Massachusetts (Commonwealth of), Series 2017 E, Ref. GO Bonds	5.00%	11/01/2024	175	207,506
Massachusetts (State of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2024	10	11,701
Massachusetts (State of) Water Resources Authority (Green Bonds), Series 2017 C, Ref. RB	5.00%	08/01/2024	25	29,360
				483,365
Michigan-2.13%
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2024	225	260,122
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2014 C-3, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2030	20	23,007
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2024	85	98,424
				381,553
Minnesota-1.27%
Minneapolis-St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2014 A, Ref. RB	5.00%	01/01/2029	100	112,510
Western Minnesota Municipal Power Agency, Series 2014 A, RB(a)(b)	5.00%	01/01/2024	100	114,634
				227,144
Mississippi-0.10%
Mississippi (State of), Series 2015 C, Ref. GO Bonds	5.00%	10/01/2024	15	17,721
Missouri-0.94%
Jackson (County of), MO (Truman Sports Complex), Series 2014, Ref. RB	5.00%	12/01/2024	30	34,550
Missouri (State of) Highway & Transportation Commission, Series 2014 A, Ref. RB	5.00%	05/01/2024	90	104,600
Springfield (City of), MO, Series 2015, Ref. RB	5.00%	08/01/2024	25	29,290
				168,440
Nebraska-0.06%
Omaha (City of), NE Public Power District, Series 2016 A, Ref. RB	5.00%	02/01/2024	10	11,491
Nevada-0.83%
Clark (County of), NV Department of Aviation, Series 2014 A-2, Ref. RB	5.00%	07/01/2029	100	114,193
Clark County School District, Series 2016 A, Ref. GO Bonds	5.00%	06/15/2024	30	34,534
				148,727
New Jersey-3.96%
New Jersey (State of), Series 2014, GO Bonds	5.00%	06/01/2024	100	115,064
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 D, RB	5.00%	12/15/2024	25	28,639
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2026	100	112,318
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2038	100	109,161
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2027	100	115,609
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2030	100	114,383
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2031	100	114,117
				709,291
New Mexico-0.41%
New Mexico (State of) Finance Authority, Series 2014 B1, Ref. RB	5.00%	06/15/2027	15	17,404
New Mexico (State of) Severance Tax Permanent Fund, Series 2016 B, Ref. RB	4.00%	07/01/2024	50	56,703
				74,107
New York-15.68%
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2016 A, Ref. RB	5.00%	05/01/2024	5	5,780
Metropolitan Transportation Authority, Series 2014 C, RB	5.00%	11/15/2024	100	109,243
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Metropolitan Transportation Authority, Series 2014 D-1, RB	5.25%	11/15/2044	$100	$108,717
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2024	15	17,362
New York & New Jersey (States of) Port Authority, Series 2014, RB	5.00%	09/01/2033	100	114,281
New York (City of), NY, Series 2013 I, GO Bonds	5.00%	08/01/2024	25	28,033
New York (City of), NY, Series 2014 DD, Ref. RB	3.25%	06/15/2028	10	10,919
New York (City of), NY, Series 2015 A, Ref. GO Bonds	5.00%	08/01/2024	25	29,190
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2024	5	5,838
New York (City of), NY, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2024	10	11,676
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2024	10	11,676
New York (City of), NY, Series 2019 BB-2, RB	5.00%	06/15/2026	200	235,554
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB	5.00%	08/01/2029	10	11,581
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB	5.00%	11/01/2029	100	114,747
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB	5.00%	08/01/2032	15	17,342
New York (City of), NY Transitional Finance Authority, Series 2014 D1, RB	5.00%	02/01/2031	15	17,037
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	02/15/2028	15	17,082
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2033	100	113,502
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2024	10	11,516
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2024	25	28,686
New York (State of) Dormitory Authority, Series 2017 G, Ref. RB	5.00%	10/01/2024	200	231,548
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2024	5	5,758
New York (State of) Thruway Authority, Series 2014 J, RB	5.00%	01/01/2036	300	337,530
New York City (City of), NY, Series 2014, Ref. RB	5.00%	06/15/2045	10	11,316
New York City (City of), NY Transitional Finance Authority, Series 2013, RB	5.00%	05/01/2024	25	27,741
New York City (City of), NY Transitional Finance Authority, Series 2018 A-1, RB	5.00%	08/01/2024	50	58,459
New York State Environmental Facilities Corp., Series 2014, Ref. RB	5.00%	06/15/2024	25	29,209
New York State Environmental Facilities Corp., Series 2017, Ref. RB	5.00%	06/15/2024	100	116,837
New York State Urban Development Corp., Series 2014, Ref. RB	5.00%	03/15/2031	200	228,688
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2024	275	316,880
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB	5.00%	10/15/2024	30	35,548
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB	3.00%	10/15/2029	10	10,781
Suffolk (County of), NY, Series 2017 A, Ref. GO Bonds, (INS - AGM)(c)	4.00%	02/01/2024	200	221,176
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2024	10	11,785
Utility Debt Securitization Authority, Series 2016 B, Ref. RB	5.00%	06/15/2024	135	144,944
				2,807,962
North Carolina-0.54%
Mecklenburg (County of), NC, Series 2010, Ref. GO Bonds	4.00%	02/01/2024	20	22,405
North (State of) Carolina Medical Care Commission (Presbyterian Homes), Series 2016 C, Ref. RB	5.00%	10/01/2031	45	50,840
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2024	10	11,677
Wake (County of), NC, Series 2010 C, Ref. GO Bonds	5.00%	03/01/2024	10	11,558
				96,480
Ohio-1.67%
Ohio (State of), Series 2015 A, Ref. GO Bonds	5.00%	09/01/2024	10	11,783
Ohio (State of), Series 2017 A, GO Bonds	5.00%	03/15/2033	205	234,260
Ohio (State of), Series 2020 B, Ref. GO Bonds	5.00%	09/15/2024	20	23,603
Ohio (State of) (Garvee), Series 2016 I, RB	5.00%	12/15/2024	5	5,935
Ohio (State of) Water Development Authority, Series 2014, RB	5.00%	12/01/2024	10	11,906
Ohio (State of) Water Development Authority, Series 2016 A, RB	5.00%	06/01/2024	10	11,669
				299,156
Oklahoma-0.52%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	4.00%	09/01/2024	15	16,947
Oklahoma (State of) Capitol Improvement Authority, Series 2014 A, Ref. RB	5.00%	07/01/2026	55	63,864
Oklahoma (State of) Capitol Improvement Authority, Series 2014 A, Ref. RB	5.00%	07/01/2027	10	11,559
				92,370
Oregon-0.46%
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB(a)(b)	5.00%	11/15/2024	35	41,535
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2014, GO Bonds(a)(b)	5.00%	06/15/2024	35	40,876
				82,411
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-3.93%
Erie (City & County of), PA City Water Authority, Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	$25	$29,665
Pennsylvania (Commonwealth of), Series 2015, Ref. GO Bonds	5.00%	08/15/2024	200	234,516
Pennsylvania (Commonwealth of), Series 2016, GO Bonds	5.00%	09/15/2024	175	205,875
Pennsylvania (Commonwealth of), Series 2016, Ref. GO Bonds	5.00%	09/15/2024	100	117,643
Philadelphia (City of), PA, Series 2019 A, Ref. GO Bonds	5.00%	08/01/2024	100	115,888
				703,587
South Carolina-1.01%
Horry County School District, Series 2016, GO Bonds	5.00%	03/01/2024	5	5,770
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2024	50	58,915
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2030	100	116,635
				181,320
Tennessee-0.77%
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2013, Ref. GO Bonds	5.00%	07/01/2024	25	28,070
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2015 C, GO Bonds	4.00%	07/01/2024	50	56,664
Tennessee (State of) School Bond Authority, Series 2015 B, RB	5.00%	11/01/2024	45	53,476
				138,210
Texas-11.42%
Austin (City of), TX, Series 2015, Ref. GO Bonds	5.00%	09/01/2024	35	41,184
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2024	5	5,931
Bexar (County of), TX, Series 2014, Ref. GO Bonds(a)(b)	5.00%	06/15/2024	85	99,271
Board of Regents of The University of Texas System, Series 2010 B, Ref. RB	5.00%	08/15/2024	10	11,775
Board of Regents of The University of Texas System, Series 2016 I, Ref. RB	5.00%	08/15/2024	35	41,211
Dallas (City of), TX, Series 2014, Ref. GO Bonds	5.00%	02/15/2024	100	114,569
Dallas (City of), TX Area Rapid Transit, Series 2014 A, Ref. RB(a)(b)	5.00%	12/01/2024	30	35,664
Dallas Independent School District, Series 2014 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2024	40	47,065
Dallas-Fort Worth (Cities of), TX International Airport, Series 2020 A, Ref. RB	5.00%	11/01/2024	500	588,590
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2024	20	23,403
Houston (City of), TX, Series 2014 D, Ref. RB	5.00%	11/15/2024	25	29,657
Houston (City of), TX, Series 2014 D, Ref. RB	5.00%	11/15/2028	55	64,793
Houston Independent School District, Series 2014, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	10	11,028
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2024	35	40,293
Irving Independent School District, Series 2015 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2024	50	57,648
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2024	125	142,772
Permanent University Fund - University of Texas System, Series 2014 B, Ref. RB	5.00%	07/01/2024	15	17,545
Texas (State of), Series 2014 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2024	100	118,097
Texas (State of), Series 2014, GO Bonds(a)(b)	5.00%	04/01/2024	65	75,281
Texas (State of), Series 2014, GO Bonds	5.00%	04/01/2026	20	23,115
Texas (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2024	10	11,814
Texas (State of) (Water Financial Assistance), Series 2018 B3, Ref. GO Bonds	5.00%	08/01/2024	30	35,208
Texas (State of) Transportation Commission State Highway Fund, Series 2016 A, RB	5.00%	10/01/2024	10	11,810
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	04/15/2024	35	40,605
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2024	275	316,396
University of Texas System Board of Regents, Series 2017 C, Ref. Financing System RB	5.00%	08/15/2024	35	41,211
				2,045,936
Utah-0.16%
Utah (County of), UT (IHC Health Services, Inc.), Series 2016 B, RB	4.00%	05/15/2047	10	10,767
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2024	15	17,580
				28,347
Virginia-1.31%
Fairfax (County of), VA, Series 2014 B, Ref. GO Bonds	5.00%	10/01/2024	10	11,835
Virginia (Commonwealth of), Series 2013 B, GO Bonds	4.00%	06/01/2024	100	109,520
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	09/15/2024	10	11,797
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (State of) College Building Authority, Series 2015 D, RB	5.00%	02/01/2024	$65	$74,734
Virginia (State of) College Building Authority, Series 2016 A, Ref. RB	3.00%	09/01/2024	25	27,495
				235,381
Washington-4.00%
Energy Northwest, Series 2014 C, Ref. RB	5.00%	07/01/2027	150	174,517
Snohomish County School District No. 201 Snohomish, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2024	200	237,846
Washington (State of), Series 2014 D, GO Bonds	5.00%	02/01/2028	200	229,470
Washington (State of), Series 2014 R, Ref. GO Bonds	4.00%	07/01/2026	45	50,879
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2024	20	23,394
				716,106
West Virginia-0.07%
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2024	10	11,730
Wisconsin-1.21%
Wisconsin (State of), Series 2016 2, Ref. GO Bonds	5.00%	11/01/2024	25	29,633
Wisconsin (State of), Series 2016 D, GO Bonds	4.00%	05/01/2026	20	22,557
Wisconsin (State of), Series 2016, Ref. GO Bonds	5.00%	11/01/2024	20	23,706
Wisconsin (State of), Series 2018 A, GO Bonds	5.00%	05/01/2024	100	111,630
Wisconsin (State of) Department of Transportation, Series 2014 A2, Ref. RB	5.00%	07/01/2027	25	29,106
				216,632
TOTAL INVESTMENTS IN SECURITIES(d)-98.00% (Cost $17,299,081)				17,552,371
OTHER ASSETS LESS LIABILITIES-2.00%				358,596
NET ASSETS-100.00%				$17,910,967

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2025 Municipal Bond ETF (BSMP)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.61%
Alaska-0.64%
Matanuska-Susitna (Borough of), AK, Series 2015, Ref. RB	5.00%	09/01/2032	$100	$115,210
Arizona-3.86%
Arizona State University, Series 2015 D, RB	5.00%	07/01/2041	25	29,160
City of Phoenix Civic Improvement Corp., Series 2017 D, Ref. RB	5.00%	07/01/2025	65	77,735
Salt River Project Agricultural Improvement & Power District, Series 2015 A, Ref. RB	5.00%	12/01/2045	500	590,880
				697,775
California-13.71%
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	08/01/2031	100	118,277
California (State of), Series 2015, Ref. GO Bonds	5.00%	03/01/2027	100	119,609
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2027	100	121,269
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2029	100	120,805
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2025	50	61,109
California (State of) Statewide Communities Development Authority (Beverly Community Hospital Association), Series 2015, RB	5.00%	02/01/2045	200	196,200
Los Angeles (City of), CA Department of Water & Power, Series 2015 A, Ref. RB	5.00%	07/01/2028	65	77,201
Los Angeles (City of), CA Department of Water & Power, Series 2015 A, Ref. RB	5.00%	07/01/2029	45	53,285
Los Angeles (County of), CA Sanitation Districts Financing Authority (Capital), Series 2015 A, Ref. RB	5.00%	10/01/2034	400	484,384
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	5.00%	07/01/2025	40	48,522
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2025	100	121,816
Municipal Improvement Corp. of Los Angeles, Series 2016 B, Ref. RB	5.00%	11/01/2025	100	122,481
San Diego (County of), CA Water Authority, Series 2015, Ref. RB	5.00%	05/01/2029	100	120,357
San Francisco (City & County of), CA (Moscone Convention Center Expansion), Series 2017, COP	3.00%	04/01/2031	65	70,701
San Francisco (City of), CA Public Utilities Commission, Series 2015, Ref. RB	5.00%	11/01/2027	250	300,040
San Francisco Bay Area Rapid Transit District, Series 2015 A, Ref. RB	5.00%	07/01/2025	100	121,103
San Francisco Bay Area Rapid Transit District, Series 2015 D, Ref. GO Bonds	5.00%	08/01/2029	65	78,892
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2025	100	120,908
Ventura County Community College District, Series 2015, Ref. GO Bonds	3.13%	08/01/2031	20	21,825
				2,478,784
Connecticut-2.68%
Connecticut (State of), Series 2015 A, GO Bonds	5.00%	03/15/2027	200	237,286
Connecticut (State of), Series 2015 A, GO Bonds	5.00%	03/15/2028	210	247,852
				485,138
Delaware-1.32%
Delaware (State of), Series 2017 A, Ref. GO Bonds	5.00%	01/01/2025	200	239,156
Florida-2.02%
Florida (State of), Series 2016 A, Ref. RB	5.00%	07/01/2025	45	54,656
Jacksonville (City of), FL, Series 2015, Ref. RB	3.25%	10/01/2032	100	108,041
Palm Beach (County of), FL Solid Waste Authority, Series 2015, Ref. RB	5.00%	10/01/2028	100	119,411
School District of Broward County, Series 2015 B, Ref. COP	5.00%	07/01/2030	70	82,328
				364,436
Georgia-2.27%
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2040	150	178,053
Gainesville & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2014 S, Ref. RB	5.25%	08/15/2049	100	115,832
Gainesville & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2014 S, Ref. RB	5.50%	08/15/2054	100	116,493
				410,378
Hawaii-1.88%
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2025	130	158,885
Honolulu (City & County of), HI, Series 2015 B, Ref. GO Bonds	5.00%	10/01/2027	150	181,963
				340,848
Illinois-3.12%
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2025	475	563,469
Kansas-0.13%
Sedgwick County Unified School District No. 259 Wichita, Series 2017 A, Ref. GO Bonds	4.00%	10/01/2025	20	23,550
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-1.63%
East Baton Rouge (Parish of), LA Sewerage Commission, Series 2014 B, Ref. RB(a)(b)	5.00%	02/01/2025	$100	$119,571
Louisiana (State of), Series 2015 A, Ref. RB	5.00%	05/01/2041	150	175,683
				295,254
Maryland-1.30%
Maryland (State of) Department of Transportation, Series 2018, RB	5.00%	10/01/2025	100	122,758
Maryland (State of) Health & Higher Educational Facilities Authority (Meritus Medical Center), Series 2015 A, Ref. RB	5.00%	07/01/2040	100	113,167
				235,925
Massachusetts-3.17%
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	4.50%	07/01/2034	85	99,167
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2025	50	60,755
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	3.00%	04/01/2044	100	105,634
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2025	250	307,542
				573,098
Michigan-1.02%
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2016, RB	5.00%	11/01/2044	100	114,784
Michigan (State of) Finance Authority (Great Lakes Water), Series 2014 C-3, RB, (INS - AGM)(c)	5.00%	07/01/2025	60	69,598
				184,382
Missouri-0.06%
Health & Educational Facilities Authority of the State of Missouri (BJC Health System), Series 2015 A, RB	4.00%	01/01/2045	10	10,778
Nevada-0.77%
Nevada (State of), Series 2015 B, Ref. GO Bonds	5.00%	11/01/2025	115	138,467
New Jersey-2.44%
New Jersey (State of) Economic Development Authority, Series 2015 XX, Ref. RB	5.00%	06/15/2025	100	115,576
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2025	100	112,676
New Jersey (State of) Turnpike Authority, Series 2014 C, Ref. RB	5.00%	01/01/2025	70	82,888
New Jersey (State of) Turnpike Authority, Series 2015 E, RB	5.00%	01/01/2045	115	130,814
				441,954
New York-18.96%
Metropolitan Transportation Authority (Green Bonds), Series 2017 A2, Ref. RB	5.00%	11/15/2025	200	222,658
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2027	75	88,676
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2030	70	82,065
New York (City of), NY, Series 2015 FF, Ref. RB	5.00%	06/15/2029	90	107,512
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2025	110	133,055
New York (City of), NY Transitional Finance Authority, Series 2015 A-1, RB	5.00%	08/01/2031	300	359,346
New York (City of), NY Transitional Finance Authority, Series 2015 B-1, RB	5.00%	11/01/2032	180	217,148
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2040	200	237,496
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	11/01/2025	100	122,208
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2025	50	61,104
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2030	100	118,004
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2032	85	100,224
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	02/15/2025	105	124,947
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	02/15/2027	40	47,340
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2025	100	119,618
New York (State of) Dormitory Authority, Series 2020 A, RB, (INS - AGM)(c)	5.00%	10/01/2025	200	242,832
New York (State of) Thruway Authority, Series 2014 K, Ref. RB	5.00%	01/01/2025	110	129,228
New York (State of) Thruway Authority, Series 2014 K, Ref. RB	5.00%	01/01/2028	200	234,518
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2033	95	108,600
Triborough Bridge & Tunnel Authority, Series 2008 B-3, RB	5.00%	11/15/2034	405	481,168
Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2036	75	91,037
				3,428,784
North Carolina-2.02%
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2025	100	120,601
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2015 B, Ref. RB(a)(b)	5.00%	10/01/2025	200	244,830
				365,431
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-0.80%
Bowling Green State University, Series 2016 A, RB	5.00%	06/01/2042	$100	$115,034
Columbus (City of), OH, Series 2014, Ref. RB	5.00%	06/01/2025	25	29,742
				144,776
Pennsylvania-6.97%
Pennsylvania (Commonwealth of), Series 2015, GO Bonds	5.00%	03/15/2025	95	113,749
Pennsylvania (Commonwealth of), Series 2015, GO Bonds	5.00%	03/15/2028	500	593,510
Pennsylvania (Commonwealth of), Series 2016, Ref. GO Bonds	5.00%	09/15/2025	120	146,362
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2015, Ref. RB	5.00%	09/01/2039	100	112,887
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2015, Ref. RB	5.00%	08/15/2040	100	116,510
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB	5.00%	06/01/2030	150	178,014
				1,261,032
South Carolina-1.32%
Charleston (City of), SC, Series 2015, RB(a)(b)	5.00%	01/01/2025	200	238,454
Texas-12.99%
Austin (City of), TX, Series 2015, Ref. GO Bonds	2.95%	09/01/2027	180	200,554
Corpus Christi (City of), TX, Series 2015, RB	5.00%	07/15/2040	100	118,249
Harris (County of), TX, Series 2015 A, Ref. GO Bonds	5.00%	10/01/2027	70	85,516
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2025	200	246,300
North Texas Municipal Water District, Series 2015, Ref. RB	5.00%	09/01/2029	200	241,804
North Texas Tollway Authority, Series 2015 A, Ref. RB	5.00%	01/01/2032	100	116,207
North Texas Tollway Authority, Series 2015 A, Ref. RB	5.00%	01/01/2033	200	231,630
SA Energy Acquisition Public Facility Corp., Series 2007, RB	5.50%	08/01/2025	100	121,252
Tarrant (County of), TX Regional Water District, Series 2015, Ref. RB	5.00%	03/01/2029	150	179,273
Texas (State of), Series 2015 A, Ref. GO Bonds	5.00%	10/01/2027	150	183,490
Texas (State of), Series 2015 A, Ref. GO Bonds	5.00%	10/01/2028	100	122,166
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2030	305	371,484
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2045	100	119,769
Texas State University System, Series 2017 A, Ref. RB	5.00%	03/15/2025	10	11,988
				2,349,682
Utah-1.32%
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/15/2025	140	169,836
Utah (State of) Transit Authority, Series 2015 A, Ref. RB	5.00%	06/15/2037	60	69,059
				238,895
Vermont-0.13%
University of Vermont & State Agricultural College, Series 2015, Ref. RB	5.00%	10/01/2045	20	22,850
Virginia-1.37%
Virginia (State of) Commonwealth Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2025	120	145,289
Virginia Public School Authority, Series 2014, Ref. RB	4.00%	08/01/2025	90	102,043
				247,332
Washington-8.05%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, RB	5.00%	11/01/2036	75	89,996
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB	5.00%	11/01/2029	75	91,085
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB	5.00%	11/01/2030	30	36,402
Energy Northwest, Series 2015 A, Ref. RB	5.00%	07/01/2029	100	120,043
Energy Northwest (Columbia Generating Station), Series 2015 A, Ref. RB	5.00%	07/01/2032	75	89,171
King (County of), WA, Series 2015, Ref. RB	5.00%	07/01/2036	40	46,921
Washington (State of), Series 2015 A-1, GO Bonds	5.00%	08/01/2031	200	241,816
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2026	15	17,876
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2029	115	136,226
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2033	200	235,490
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2025	250	304,855
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2014, Ref. RB	5.00%	03/01/2038	40	45,587
				1,455,468
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-1.66%
Wisconsin (State of), Series 2017 A, GO Bonds	5.00%	05/01/2027	$250	$300,648
TOTAL INVESTMENTS IN SECURITIES(d)-97.61% (Cost $17,306,554)				17,651,954
OTHER ASSETS LESS LIABILITIES-2.39%				432,231
NET ASSETS-100.00%				$18,084,185

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.94%
Alabama-0.51%
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 B, Ref. RB	5.00%	09/01/2026	$20	$25,240
Tuscaloosa City Board of Education, Series 2016, RB(a)(b)	5.00%	08/01/2026	35	44,186
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	3.63%	09/01/2041	20	21,690
				91,116
Arizona-1.34%
Arizona State University (Green Bonds), Series 2016 B, RB	5.00%	07/01/2042	200	239,820
California-20.21%
Alameda (County of), CA Joint Powers Authority (Juvenile Justice), Series 2016, Ref. RB	4.00%	12/01/2034	25	29,028
Alameda Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGM)(c)	4.00%	10/01/2037	100	111,416
Anaheim City School District, Series 2016, GO Bonds	3.00%	08/01/2046	100	105,538
California (State of), Series 2016, GO Bonds	5.00%	09/01/2029	25	31,099
California (State of), Series 2016, GO Bonds	3.00%	09/01/2046	5	5,241
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2032	420	517,394
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2033	100	122,936
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2026	130	164,954
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2036	100	121,868
California (State of), Series 2018, GO Bonds	5.00%	10/01/2026	15	18,610
California (State of), Series 2018, GO Bonds	5.00%	10/01/2026	60	75,946
California (State of), Series 2020, GO Bonds	3.00%	03/01/2026	100	113,941
California (State of) Educational Facilities Authority (Pepperdine University), Series 2016, Ref. RB	5.00%	10/01/2046	20	23,892
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2016 A, Ref. RB	4.00%	03/01/2039	55	61,035
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2026	10	12,253
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health System), Series 2016 A, Ref. RB	4.00%	10/01/2047	25	27,987
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB(a)(b)	5.00%	11/15/2026	40	50,894
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	5.00%	11/15/2046	60	71,293
California (State of) Public Works Board, Series 2016 A, Ref. RB	4.00%	11/01/2032	220	259,688
California (State of) Public Works Board, Series 2016 C, Ref. RB	5.00%	11/01/2026	25	31,655
California Public Finance Authority (Henry Mayo Newhall Hospital), Series 2017, Ref. RB	5.00%	10/15/2047	200	223,310
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2041	100	121,452
Central Unified School District (Election of 2016), Series 2018 B, GO Bonds	4.00%	08/01/2048	200	226,896
Fresno Unified School District, Series 2002 A, Ref. GO Bonds, (INS - NATL)(c)	6.00%	08/01/2026	30	34,620
Grossmont Union High School District (Election 2008), Series 2016 B, Ref. GO Bonds	3.00%	08/01/2045	5	5,285
Imperial Irrigation District Electric System, Series 2016 C, Ref. RB	5.00%	11/01/2038	25	30,333
Irvine Ranch Water District, Series 2016, RB	5.25%	02/01/2046	30	36,787
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2026	120	149,873
Los Angeles (City of), CA Department of Water, Series 2016 A, Ref. RB	5.00%	07/01/2041	50	59,967
Los Angeles (City of), CA Department of Water, Series 2016 A, Ref. RB	5.00%	07/01/2046	100	119,058
Los Angeles (City of), CA Department of Water, Series 2016 B, Ref. RB	5.00%	07/01/2026	5	6,204
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	2.00%	07/01/2029	45	47,391
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	3.00%	07/01/2032	170	185,171
Montebello Unified School District (Election of 2016), Series 2016 A, GO Bonds	5.00%	08/01/2041	100	116,546
Palomar Health, Series 2016 B, Ref. GO Bonds	4.00%	08/01/2035	20	22,361
San Diego (City of), CA Public Facilities Financing Authority, Series 2015, Ref. RB	4.00%	05/15/2026	20	23,317
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2041	15	18,117
San Diego Unified School District, Series 2016 1, Ref. GO Bonds	4.00%	07/01/2032	20	23,420
San Diego Unified School District, Series 2016 R-5, Ref. GO Bonds	5.00%	07/01/2029	30	37,426
San Francisco (City of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2032	40	49,592
Sweetwater Union High School District (Election of 2006), Series 2016 B, GO Bonds, (INS - AGM)(c)	3.38%	08/01/2040	80	85,526
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	25	29,865
Victor Valley Union High School District, Series 2016 A, Ref. GO Bonds, (INS - BAM)(c)	3.00%	08/01/2034	20	21,635
				3,630,820
Colorado-2.02%
Colorado (State of) Higher Education, Series 2014 A, Ref. COP	5.00%	11/01/2026	30	37,727
Denver (City & County of), CO (Convention Center Expansion), Series 2018 A, COP	5.38%	06/01/2043	215	252,505
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Denver (City & County of), CO Airport System Revenue, Series 2016 A, Ref. RB	5.00%	11/15/2032	$10	$12,121
Denver City & County School District No. 1, Series 2016, Ref. GO Bonds	4.00%	12/01/2026	25	29,414
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2031	10	12,484
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2038	15	18,371
				362,622
Connecticut-1.91%
Connecticut (State of), Series 2015 F, GO Bonds	5.00%	11/15/2026	25	30,400
Connecticut (State of), Series 2016 A, RB	5.00%	09/01/2026	100	124,715
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2026	130	162,387
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2026	20	24,687
				342,189
District of Columbia-1.75%
District of Columbia, Series 2016 A, GO Bonds	5.00%	06/01/2032	175	215,539
District of Columbia, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2041	15	18,538
District of Columbia, Series 2016 E, Ref. GO Bonds	5.00%	06/01/2031	35	43,999
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2030	15	18,476
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2031	15	18,406
				314,958
Florida-4.45%
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2035	100	113,829
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2029	40	49,283
Miami-Dade (County of), FL, Series 2015, Ref. RB	5.00%	07/01/2026	10	11,954
Miami-Dade (County of), FL, Series 2015, Ref. RB	5.00%	10/01/2026	100	121,951
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2031	65	80,644
Miami-Dade (County of), FL, Series 2016 A, Ref. RB	5.00%	10/01/2041	100	117,382
Orange (County of), FL School Board, Series 2016 C, Ref. COP	5.00%	08/01/2033	10	12,255
Orange (County of), FL School Board, Series 2016 C, Ref. COP	5.00%	08/01/2034	10	12,212
Orange (County of), FL School Board, Series 2017, Ref. COP	5.00%	08/01/2026	50	62,211
Port St. Lucie (City of), FL, Series 2016, Ref. RB	5.00%	09/01/2029	20	24,853
School Board of Miami-Dade County (The), Series 2015 D, Ref. COP	5.00%	02/01/2028	25	30,288
School District of Broward County, Series 2015 A, Ref. COP	5.00%	07/01/2026	55	65,721
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2026	10	12,259
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2027	25	30,559
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2028	25	30,427
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2032	20	23,972
				799,800
Georgia-1.74%
DeKalb (County of), GA, Series 2006 B, Ref. RB, (INS - AGM)(c)	5.25%	10/01/2032	10	12,578
Main Street Natural Gas, Inc., Series 2007 A, RB	5.50%	09/15/2026	170	213,433
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB	5.00%	07/01/2030	35	43,440
Sandy Springs (City of), GA Public Facilities Authority (City Center), Series 2015, RB(a)(b)	5.00%	05/01/2026	35	43,892
				313,343
Hawaii-1.30%
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	5.00%	10/01/2026	85	107,199
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2026	100	126,116
				233,315
Illinois-4.00%
Chicago (City of), IL, Series 2016 C, Ref. GO Bonds	5.00%	01/01/2038	100	105,920
Chicago O’Hare International Airport, Series 2016 C, Ref. RB	5.00%	01/01/2029	10	11,990
Chicago O’Hare International Airport, Series 2016 C, Ref. RB	5.00%	01/01/2034	20	23,372
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2026	100	121,254
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2026	400	438,764
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2016, RB	4.00%	07/01/2026	15	17,691
				718,991
Indiana-0.11%
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2026	15	18,868
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa-0.32%
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2026	$45	$56,879
Kentucky-0.27%
Kentucky (State of) Turnpike Authority, Series 2016 A, Ref. RB	5.00%	07/01/2028	20	24,148
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016, Ref. RB	5.00%	10/01/2029	20	24,286
				48,434
Louisiana-1.02%
Louisiana State Citizens Property Insurance Corp., Series 2016 A, Ref. RB	5.00%	06/01/2026	150	184,020
Maryland-1.99%
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2026	40	50,507
Maryland (State of), Series 2018 B, GO Bonds	5.00%	08/01/2026	25	31,567
Maryland (State of) Department of Transportation, Series 2018, RB	5.00%	10/01/2028	75	93,985
Montgomery (County of), MD, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2026	100	127,106
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2026	25	31,856
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2026	20	22,769
				357,790
Massachusetts-5.08%
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	3.00%	09/01/2046	400	424,900
Massachusetts (Commonwealth of), Series 2017 D, Ref. GO Bonds	5.00%	07/01/2026	25	31,424
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2026	20	25,139
Massachusetts (State of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2026	300	382,965
Massachusetts (State of) School Building Authority, Series 2016 B, RB	5.00%	11/15/2046	40	48,873
				913,301
Michigan-2.59%
Michigan (State of) (Garvee), Series 2016, Ref. RB	5.00%	03/15/2026	115	141,737
Michigan (State of) Building Authority, Series 2016 I, Ref. RB	5.00%	10/15/2032	20	24,703
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	4.00%	11/15/2046	165	182,792
Port Huron Area School District, Series 2016, GO Bonds, (INS - AGM)(c)	4.00%	05/01/2045	20	22,080
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2026	75	93,860
				465,172
Minnesota-0.33%
University of Minnesota, Series 2016 A, RB	5.00%	04/01/2041	50	59,787
Missouri-0.22%
Hazelwood School District, Series 2017 A, Ref. GO Bonds	3.00%	03/01/2029	35	38,678
Nevada-1.23%
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	5.00%	11/01/2026	10	12,609
Clark County School District, Series 2015 C, Ref. GO Bonds	5.00%	06/15/2026	25	30,166
Clark County School District, Series 2017 A, Ref. GO Bonds	5.00%	06/15/2026	95	116,321
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2026	20	25,087
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2028	30	37,242
				221,425
New Jersey-3.15%
New Jersey (State of) Economic Development Authority, Series 2017 B, Ref. RB	5.00%	11/01/2026	200	237,790
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2043	280	328,636
				566,426
New York-15.10%
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2015 A, Ref. RB	5.00%	05/01/2026	10	12,118
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2016 A, Ref. RB	5.00%	05/01/2030	20	24,783
Metropolitan Transportation Authority, Series 2006 B, RB, (INS - AGM)(c)	5.25%	11/15/2026	350	436,121
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2037	100	110,655
Metropolitan Transportation Authority, Series 2016 C-1, RB	5.00%	11/15/2056	125	136,814
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	5.00%	11/15/2030	75	83,901
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-2, Ref. RB	5.00%	11/15/2026	$160	$181,144
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2026	65	77,132
New York & New Jersey (States of) Port Authority, Series 2016 198, Ref. RB	5.25%	11/15/2056	100	118,830
New York & New Jersey (States of) Port Authority, Series 2016, Ref. RB	5.00%	11/15/2046	25	29,760
New York (City of), NY, Series 2016 A-1, GO Bonds	4.00%	08/01/2035	25	28,472
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2031	25	29,702
New York (City of), NY, Series 2016 CC1, Ref. RB	5.00%	06/15/2038	100	122,651
New York (City of), NY, Series 2016, Ref. RB	5.00%	06/15/2037	415	510,363
New York (City of), NY Transitional Finance Authority, Series 2016 A-1, RB	5.00%	05/01/2040	35	41,753
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2028	10	12,190
New York (City of), NY Transitional Finance Authority, Series 2016, RB	4.00%	05/01/2030	15	17,247
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2026	100	122,971
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2026	10	12,265
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2026	50	61,485
New York (State of) Dormitory Authority, Series 2018 1, Ref. RB	5.00%	01/15/2026	45	54,250
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2026	15	18,501
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2026	60	73,651
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2026	5	6,167
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2026	35	43,168
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2026	125	154,159
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2026	20	24,963
New York City (City of), NY Transitional Finance Authority, Series 2016 E-1, RB	5.00%	02/01/2037	35	41,642
New York City (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2030	15	18,192
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2028	25	30,608
New York State Urban Development Corp., Series 2016 A, Ref. RB	4.00%	03/15/2036	40	44,983
Utility Debt Securitization Authority, Series 2016 A, Ref. RB	5.00%	12/15/2032	25	30,809
				2,711,450
North Carolina-1.39%
North Carolina (State of), Series 2016 A, Ref. GO Bonds	5.00%	06/01/2026	85	106,937
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2026	25	31,452
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2026	20	24,973
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2026	15	18,888
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2044	55	67,374
				249,624
Ohio-2.23%
Columbus (City of), OH, Series 2015, Ref. RB	5.00%	06/01/2030	25	31,035
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2026	35	43,417
Miami University, Series 2017, Ref. RB	5.00%	09/01/2041	50	59,851
Ohio (State of), Series 2016 S, GO Bonds	5.00%	05/01/2031	70	86,813
Ohio (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2026	5	6,298
Ohio (State of), Series 2018 A, GO Bonds	5.00%	02/01/2031	85	104,577
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	06/01/2026	40	50,149
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	12/01/2026	15	19,090
				401,230
Oklahoma-0.69%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	5.00%	09/01/2026	50	62,390
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2026	10	12,426
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2029	15	18,653
Tulsa (County of), OK Industrial Authority (Jenks Public Schools), Series 2015, RB	5.00%	09/01/2026	25	30,080
				123,549
Pennsylvania-3.26%
Lycoming (County of), PA Authority (Pennsylvania College of Technology), Series 2016 A, Ref. RB	3.00%	10/01/2037	100	101,602
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	5.00%	02/01/2029	300	366,180
Pennsylvania (Commonwealth of), Series 2015, GO Bonds	5.00%	03/15/2026	35	42,090
Pennsylvania (Commonwealth of), Series 2016, GO Bonds	4.00%	09/15/2030	65	76,044
				585,916
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Rhode Island-0.26%
Rhode (State of) Island Turnpike & Bridge Authority, Series 2016 A, Ref. RB	5.00%	10/01/2040	$40	$46,994
South Carolina-1.14%
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2031	150	181,710
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	4.00%	12/01/2056	20	22,150
				203,860
Tennessee-0.80%
Nashville & Davidson (County of), TN, Series 2016, Ref. GO Bonds	5.00%	01/01/2026	50	61,870
Tennessee (State of) School Bond Authority, Series 2017 B, Ref. RB	5.00%	11/01/2026	35	44,434
Tennessee Energy Acquisition Corp., Series 2006 A, RB	5.25%	09/01/2026	30	36,903
				143,207
Texas-10.21%
Board of Regents of The University of Texas System, Series 2016 D, RB	5.00%	08/15/2026	135	170,401
Board of Regents of The University of Texas System (Green Bonds), Series 2016 B, RB	5.00%	08/15/2026	35	44,178
Dallas (City of), TX, Series 2015 A, Ref. RB	5.00%	10/01/2026	160	195,469
Dallas (County of), TX Utility & Reclamation District, Series 2016, Ref. GO Bonds	5.00%	02/15/2026	30	36,658
Fort Bend Independent School District, Series 2017 E, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	5	6,194
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2026	60	74,515
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	20	24,611
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	50	62,022
Humble Independent School District, Series 2015 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2026	25	28,652
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB	5.00%	07/01/2046	100	98,295
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB	5.00%	07/01/2051	200	191,832
North East Independent School District, Series 2007, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2026	30	37,466
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2026	35	44,387
San Antonio (City of), TX Water System, Series 2016 A, Ref. RB	5.00%	05/15/2031	15	18,533
Texas (State of), Series 2016 A, GO Bonds	5.00%	04/01/2026	200	249,692
Texas (State of) Transportation Commission State Highway Fund, Series 2016 A, RB	5.00%	10/01/2026	35	44,302
Texas A&M University, Series 2016 C, Ref. RB	4.00%	05/15/2029	30	35,406
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2036	395	471,954
				1,834,567
Utah-0.71%
Utah (County of), UT (IHC Health Services, Inc.), Series 2016 B, RB	3.00%	05/15/2047	95	99,816
Utah (State of) Transit Authority, Series 2016, Ref. RB	3.00%	12/15/2028	25	27,193
				127,009
Virginia-2.00%
Richmond (City of), VA, Series 2016, Ref. RB	5.00%	01/15/2026	20	24,802
Virginia (Commonwealth of), Series 2015 B, Ref. GO Bonds	5.00%	06/01/2026	25	30,345
Virginia (State of) College Building Authority, Series 2016 A, RB	4.00%	02/01/2030	10	11,570
Virginia (State of) College Building Authority (21st Century College), Series 2019 C, Ref. RB	5.00%	02/01/2026	35	43,404
Virginia (State of) Commonwealth Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2026	200	249,340
				359,461
Washington-2.66%
Energy Northwest (Bonneville Power Administration), Series 2016 A, Ref. RB	5.00%	07/01/2028	50	62,220
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2029	15	18,867
King County School District No. 411 Issaquah, Series 2016, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.00%	12/01/2030	10	11,115
University of Washington, Series 2016 A, Ref. RB	5.25%	12/01/2046	200	243,424
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2030	40	49,668
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2032	10	12,354
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2016 R, Ref. GO Bonds	5.00%	08/01/2028	$35	$43,792
Washington (State of), Series 2016 R, Ref. GO Bonds	5.00%	07/01/2032	30	36,312
				477,752
Wisconsin-1.95%
Wisconsin (State of), Series 2018 A, RB	5.00%	06/01/2026	200	250,128
Wisconsin (State of), Series 2019 A, Ref. RB	5.00%	05/01/2026	60	74,811
Wisconsin (State of) Department of Transportation, Series 2017 2, Ref. RB	5.00%	07/01/2026	20	25,139
				350,078
TOTAL INVESTMENTS IN SECURITIES(d)-97.94% (Cost $17,267,224)				17,592,451
OTHER ASSETS LESS LIABILITIES-2.06%				369,673
NET ASSETS-100.00%				$17,962,124

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2027 Municipal Bond ETF (BSMR)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.92%
Arizona-2.51%
Arizona (State of), Series 2019 A, Ref. COP	5.00%	10/01/2027	$100	$129,468
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. Electric System RB	5.00%	01/01/2027	200	255,698
				385,166
California-19.88%
Bay Area Toll Authority, Series 2017, Ref. RB	5.00%	04/01/2027	25	31,870
Beverly Hills Unified School District, Series 2019 A, GO Bonds	3.00%	08/01/2044	150	162,042
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2030	50	64,365
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2027	200	256,822
California (State of), Series 2020, GO Bonds	3.00%	03/01/2027	370	428,449
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Series 2017 A-1, RB	5.00%	11/01/2027	135	174,520
East Bay Municipal Utility District Water System Revenue, Series 2017 B, Ref. RB	5.00%	06/01/2031	25	31,962
Etiwanda School District (Election of 2016), Series 2017 A, GO Bonds	5.00%	08/01/2046	180	217,996
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	55	64,052
Los Angeles (City of), CA Department of Water, Series 2017 A, Ref. RB	5.00%	07/01/2044	300	366,531
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2042	200	247,798
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2027	10	12,968
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2027	10	12,885
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	4.00%	08/01/2047	45	51,200
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2038	200	253,398
San Diego (City of), CA Association of Governments (Mid Coast Corridor; Green Bonds), Series 2019, RB	1.80%	11/15/2027	250	261,272
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2017 A, GO Bonds	5.00%	08/01/2047	90	111,794
San Jose Unified School District, Series 2018 E, GO Bonds	4.00%	08/01/2042	100	116,185
Santa Monica (City of), CA Public Financing Authority (Green Bonds), Series 2017, RB	4.00%	07/01/2047	20	22,553
Turlock (City of), CA Irrigation District, Series 2016, Ref. RB	5.00%	01/01/2046	130	156,814
				3,045,476
Colorado-1.08%
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2027	85	114,044
Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2027	40	51,491
				165,535
Connecticut-1.36%
Connecticut (State of), Series 2016 A, RB	5.00%	09/01/2027	25	31,099
Connecticut (State of), Series 2016 B, Ref. GO Bonds	5.00%	05/15/2027	25	30,759
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2027	20	25,394
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2033	100	120,597
				207,849
District of Columbia-4.83%
Washington (State of) Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2035	600	739,830
Florida-4.23%
Florida (State of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2027	40	50,404
Florida (State of), Series 2016 A, Ref. RB	5.00%	07/01/2027	45	56,562
Miami (City of), FL Health Facilities Authority (Miami Jewish Health), Series 2017, Ref. RB	5.13%	07/01/2046	100	80,739
Miami-Dade (County of), FL Water & Sewer System, Series 2017 B, Ref. RB	5.00%	10/01/2027	45	58,330
Orange (County of), FL School Board, Series 2016 B, Ref. COP	5.00%	08/01/2027	10	12,576
School Board of Miami-Dade County (The), Series 2016 B, Ref. COP	5.00%	08/01/2027	20	24,684
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017, RB	5.00%	07/01/2047	305	365,405
				648,700
Georgia-6.71%
Atlanta (City of), GA, Series 2018, Ref. RB	5.00%	11/01/2041	55	69,178
Georgia (State of), Series 2016 E, Ref. GO Bonds	5.00%	12/01/2027	200	254,044
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	01/01/2027	540	691,508
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	07/01/2027	10	12,765
				1,027,495
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii-0.62%
Hawaii (State of), Series 2016 FB, GO Bonds	5.00%	04/01/2027	$10	$12,356
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2027	65	83,179
				95,535
Idaho-0.58%
Idaho (State of) Housing & Finance Association, Series 2017 A, Ref. RB	5.00%	07/15/2027	70	88,931
Illinois-4.67%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	200	225,880
Illinois (State of), Series 2016, Ref. GO Bonds	5.00%	02/01/2027	100	110,952
Illinois (State of), Series 2017 C, GO Bonds	5.00%	11/01/2029	100	108,832
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2027	200	220,666
Illinois (State of) Finance Authority, Series 2017, RB	5.00%	01/01/2027	15	19,084
Illinois (State of) Finance Authority (The University of Chicago), Series 2018 A, RB	5.00%	10/01/2048	25	30,252
				715,666
Indiana-0.66%
Illinois (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2027	40	50,506
Indianapolis (City of), IN Department of Public Utilities, Series 2016 B, Ref. RB	5.00%	10/01/2027	40	50,536
				101,042
Louisiana-1.42%
Jefferson (Parish of), LA Sales Tax District, Series 2019 B, RB, (INS - AGM)(a)	5.00%	12/01/2042	50	60,454
Louisiana (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2027	100	124,703
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2027	25	32,355
				217,512
Maryland-1.48%
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2027	15	19,302
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2027	25	32,512
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2029	15	19,331
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2030	20	25,657
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	5.00%	05/15/2045	110	130,347
				227,149
Massachusetts-4.54%
Massachusetts (Commonwealth of), Series 2005, Ref. RB, (INS - NATL)(a)	5.50%	01/01/2027	50	63,326
Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds	5.00%	10/01/2027	15	19,537
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2027	30	38,812
Massachusetts (State of) Development Finance Agency (Caregroup), Series 2016 I, Ref. RB	5.00%	07/01/2027	465	574,164
				695,839
Minnesota-0.33%
Minneapolis-St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2027	30	37,779
Minnesota (State of), Series 2017 D, Ref. GO Bonds	5.00%	10/01/2027	10	13,087
				50,866
Missouri-2.14%
Health & Educational Facilities Authority of the State of Missouri (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2027	200	251,594
St. Louis (City of), MO, Series 2005, RB, (INS - NATL)(a)	5.50%	07/01/2027	60	76,484
				328,078
New Jersey-1.68%
New Jersey (State of) Economic Development Authority, Series 2017 A, RB	4.00%	11/01/2027	75	85,216
New Jersey (State of) Economic Development Authority, Series 2017 A, RB	5.00%	11/01/2027	100	120,719
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	4.00%	07/01/2041	25	28,062
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	4.00%	07/01/2036	20	22,825
				256,822
New Mexico-0.74%
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017, Ref. RB	4.00%	08/01/2039	100	114,104
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-19.39%
Albany (County of), NY, Series 2018, GO Bonds	5.00%	04/01/2027	$45	$55,858
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2039	200	238,720
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	450	533,943
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2047	100	116,516
Metropolitan Transportation Authority (Green Bonds), Series 2017 B, Ref. RB	5.00%	11/15/2027	205	235,403
Metropolitan Transportation Authority (Green Bonds), Series 2017 C1, Ref. RB	5.00%	11/15/2027	50	57,415
New York & New Jersey (States of) Port Authority, Series 2018, Ref. RB	5.00%	07/15/2027	70	88,982
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.25%	11/15/2057	100	121,331
New York (City of), NY, Series 2008 J9, GO Bonds	5.00%	08/01/2027	35	43,044
New York (City of), NY, Series 2018 DD, Ref. RB	5.00%	06/15/2032	15	19,194
New York (City of), NY Transitional Finance Authority, Series 2017 A, RB	3.50%	02/01/2038	45	49,189
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2037	25	30,968
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2027	35	44,748
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2031	35	43,853
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2036	100	123,440
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016, Ref. RB	4.00%	04/01/2027	35	40,537
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2027	60	75,102
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2032	140	173,288
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2041	150	183,858
New York (State of) Dormitory Authority, Series 2018 1, Ref. RB	5.00%	01/15/2027	35	43,244
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2027	195	246,558
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2018 A, Ref. RB	5.00%	08/01/2027	35	42,586
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	100	113,051
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2027	30	38,409
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2027	40	48,996
New York State Urban Development Corp., Series 2017 A, Ref. RB	5.00%	03/15/2033	20	24,619
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2027	10	12,726
Utility Debt Securitization Authority, Series 2017, RB	5.00%	12/15/2039	100	126,031
				2,971,609
North Carolina-0.32%
Mecklenburg (County of), NC, Series 2017 A, GO Bonds	4.00%	04/01/2029	40	48,349
Ohio-1.64%
Franklin (County of), OH (Trinity Health Credit), Series 2017, RB	4.00%	12/01/2046	145	161,968
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/15/2027	10	13,001
Ohio (State of), Series 2017 U, Ref. GO Bonds	5.00%	05/01/2027	10	12,871
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2029	20	25,523
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2031	30	37,996
				251,359
Oklahoma-0.79%
Tulsa (County of), OK Industrial Authority (Broken Arrow Public Schools), Series 2019 A, RB	5.00%	09/01/2027	95	121,213
Oregon-1.41%
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2029	70	89,282
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2031	100	126,891
				216,173
Pennsylvania-3.74%
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB	5.00%	02/15/2045	100	119,158
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2027	100	125,171
Pennsylvania (Commonwealth of), Series 2016, Ref. GO Bonds	5.00%	09/15/2027	40	50,068
Pennsylvania (Commonwealth of), Series 2017, Ref. GO Bonds	5.00%	01/01/2027	125	158,178
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2027	35	44,934
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	5.00%	06/01/2027	15	18,163
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2017, Ref. RB	4.00%	07/01/2035	50	57,791
				573,463
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Rhode Island-0.19%
Rhode Island Health and Educational Building Corp. (Brown University), Series 2017 A, Ref. RB	4.00%	09/01/2037	$25	$29,315
South Carolina-0.48%
Lexington County Health Services District, Inc. (Lexmed Obligated Group), Series 2017, Ref. RB	4.00%	11/01/2031	10	11,609
South Carolina (State of) Transportation Infrastructure Bank, Series 2017 A, Ref. RB	5.00%	10/01/2039	50	61,197
				72,806
South Dakota-0.22%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2017, Ref. RB	4.00%	07/01/2042	30	33,504
Tennessee-0.20%
Tennessee Energy Acquisition Corp., Series 2006 C, RB	5.00%	02/01/2027	25	30,388
Texas-5.46%
Bexar (County of), TX Hospital District, Series 2018, GO Bonds	5.00%	02/15/2048	75	90,611
Fort Bend Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	40	50,950
Metropolitan Transit Authority of Harris County, Series 2016 A, Ref. RB	5.00%	11/01/2027	90	114,804
San Antonio (City of), TX, Series 2018, Ref. RB	5.00%	02/01/2027	150	191,502
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2032	65	83,375
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2033	175	223,676
Texas (State of) Water Development Board, Series 2016, RB	5.00%	04/15/2027	25	31,914
Texas (State of) Water Development Board, Series 2017 A, RB	4.00%	10/15/2032	15	18,157
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2027	25	32,175
				837,164
Virginia-1.83%
University of Virginia, Series 2017 A, Ref. RB	5.00%	04/01/2039	160	198,707
Virginia (State of) College Building Authority, Series 2016 A, RB	5.00%	02/01/2027	50	61,746
Virginia (State of) College Building Authority, Series 2019 A, RB	5.00%	02/01/2027	5	6,391
Virginia (State of) Commonwealth Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2027	10	12,832
				279,676
Washington-2.24%
Energy Northwest, Series 2018, Ref. RB	5.00%	07/01/2027	35	45,281
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2033	10	12,700
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2027	20	25,933
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2029	35	44,869
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2040	80	98,845
Washington (State of), Series 2017 F, Ref. GO Bonds	5.00%	08/01/2030	30	38,396
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2032	60	76,488
				342,512
Wisconsin-0.55%
Wisconsin (State of), Series 2017 2, Ref. GO Bonds	5.00%	11/01/2027	20	25,847
Wisconsin (State of), Series 2017 3, Ref. GO Bonds	5.00%	11/01/2032	10	12,632
Wisconsin (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2027	35	45,233
				83,712
TOTAL INVESTMENTS IN SECURITIES(b)-97.92% (Cost $14,919,837)				15,002,838
OTHER ASSETS LESS LIABILITIES-2.08%				319,407
NET ASSETS-100.00%				$15,322,245

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2020
(Unaudited)
Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2028 Municipal Bond ETF (BSMS)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-96.74%
Arizona-4.28%
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2037	$175	$222,141
Arkansas-0.73%
Fort Smith (City of), AR, Series 2018, Ref. RB	5.00%	10/01/2034	30	37,949
California-14.49%
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2018, Ref. RB	4.00%	03/01/2048	120	134,340
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2043	95	121,261
Los Angeles (City of), CA Department of Water, Series 2018 B, Ref. RB	5.00%	07/01/2043	200	255,212
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2031	55	72,024
San Francisco (City of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2028	85	110,176
Santa Barbara Unified School District (Election of 2016), Series 2019 B, GO Bonds	4.00%	08/01/2044	50	58,782
				751,795
Colorado-1.00%
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2031	40	51,762
Connecticut-2.49%
Connecticut (State of), Series 2019 B, Ref. GO Bonds	5.00%	02/15/2028	100	128,910
District of Columbia-0.76%
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2030	30	39,293
Florida-2.11%
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2028	85	109,674
Illinois-2.11%
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2028	100	109,580
Indiana-4.33%
Indiana (State of) Finance Authority (Green Bonds), Series 2018 A, RB	5.00%	02/01/2033	175	224,803
Louisiana-0.55%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Bossier City), Series 2018, RB	4.00%	12/01/2043	25	28,552
Maryland-3.17%
Maryland (State of), Series 2018, GO Bonds	5.00%	08/01/2031	125	164,368
Massachusetts-6.76%
Massachusetts (State of) Health & Educational Facilities Authority (Institute of Technology), Series 1998 I, RB	5.20%	01/01/2028	90	119,687
Massachusetts (State of) School Building Authority, Series 2018 A, RB	4.00%	02/15/2043	200	230,886
				350,573
Minnesota-0.25%
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2034	10	13,021
Nevada-1.24%
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2033	50	64,117
New Jersey-7.07%
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.25%	06/15/2043	200	237,192
South Jersey Port Corp., Series 2017 A, RB	5.00%	01/01/2049	115	129,346
				366,538
New York-20.16%
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2035	70	79,287
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2036	100	125,416
New York (City of), NY, Series 2018 F-1, GO Bonds	5.00%	04/01/2033	90	112,572
New York (City of), NY, Series 2019 DD-1, RB	4.00%	06/15/2049	200	230,298
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2036	75	94,173
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2028	100	132,260
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2039	120	148,847
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2045	100	123,050
				1,045,903
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-0.37%
Columbus (City of), OH, Series 2016 3, Ref. GO Bonds	5.00%	02/15/2028	$15	$19,104
Oregon-2.47%
University of Oregon, Series 2018 A, RB	5.00%	04/01/2048	105	128,317
Pennsylvania-4.84%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A, RB	5.00%	12/01/2048	200	250,876
Texas-6.70%
Dallas (County of), TX Utility & Reclamation District, Series 2016, Ref. GO Bonds	5.00%	02/15/2028	20	25,734
Grand Parkway Transportation Corp., Series 2018 A, RB	5.00%	10/01/2033	60	76,648
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2028	50	64,725
Hurst-Euless-Bedford Independent School District, Series 2017 A, Ref. GO Bonds	5.00%	08/15/2028	120	154,316
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2028	20	26,313
				347,736
Utah-0.47%
Salt Lake City Corp., Series 2018 B, RB	5.00%	07/01/2048	20	24,402
Virginia-1.50%
Virginia (State of) Commonwealth Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2028	60	77,569
Washington-4.57%
Energy Northwest, Series 2017 A, Ref. RB	5.00%	07/01/2028	100	128,704
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2028	45	57,979
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2041	40	50,213
				236,896
West Virginia-4.32%
West Virginia (State of) Hospital Finance Authority (University Health System), Series 2018 A, RB	4.00%	06/01/2051	200	224,186
TOTAL INVESTMENTS IN SECURITIES-96.74% (Cost $4,834,269)				5,018,065
OTHER ASSETS LESS LIABILITIES-3.26%				169,333
NET ASSETS-100.00%				$5,187,398

Investment Abbreviations:
GO	-General Obligation
RB	-Revenue Bonds
Ref.	-Refunding
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2029 Municipal Bond ETF (BSMT)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-96.46%
Arizona-3.07%
Maricopa (County of), AZ Special Health Care District, Series 2018 C, GO Bonds	5.00%	07/01/2029	$125	$159,133
California-19.86%
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2032	25	33,106
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2019, RB	4.00%	11/15/2045	100	115,591
California State University, Series 2019 A, RB	5.00%	11/01/2049	100	128,767
East Bay Municipal Utility District Water System Revenue (Green Bonds), Series 2019 A, RB	5.00%	06/01/2049	200	257,910
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2045	100	128,112
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2049	100	127,511
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2029	65	88,833
Mount San Antonio Community College District (Election of 2018), Series 2019 A, GO Bonds	4.00%	08/01/2049	125	148,509
				1,028,339
District of Columbia-2.58%
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2031	100	133,595
Florida-8.41%
Florida (State of) Higher Educational Facilities Financial Authority (St. Leo Univeristy), Series 2019, Ref. RB	5.00%	03/01/2039	100	109,691
Gainesville (City of), FL, Series 2019 A, RB	5.00%	10/01/2047	100	128,849
Palm Beach County School District, Series 2018 C, Ref. COP	5.00%	08/01/2029	150	196,782
				435,322
Georgia-2.21%
Development Authority for Fulton County (Georgia Institute of Technology), Series 2019, RB	4.00%	06/15/2049	100	114,540
Hawaii-1.51%
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2034	60	77,899
Illinois-6.38%
Chicago (City of), IL, Series 2019 A, GO Bonds	5.50%	01/01/2035	100	112,768
Illinois (State of) Finance Authority (Green Bonds), Series 2019, RB	5.00%	07/01/2037	70	91,416
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	5.00%	01/01/2044	100	126,181
				330,365
Indiana-2.39%
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2054	100	123,973
Kansas-2.38%
University of Kansas Hospital Authority, Series 2019 A, RB	5.00%	09/01/2048	100	123,175
Maryland-2.31%
Baltimore (City of), MD (Wastewater Projects), Series 2019 A, RB	4.00%	07/01/2044	100	119,645
Massachusetts-3.90%
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2031	70	92,755
Massachusetts (State of) Development Finance Agency (Atrius Health), Series 2019 A, Ref. RB	4.00%	06/01/2049	100	108,960
				201,715
Michigan-4.49%
Lansing (City of), MI Board of Water & Light, Series 2019 A, RB	5.00%	07/01/2048	80	101,346
Michigan (State of) Building Authority (Facilities Program), Series 2019, Ref. RB	5.00%	04/15/2036	100	131,282
				232,628
New Jersey-3.52%
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2029	150	182,443
New York-15.90%
Battery Park (City of), NY Authority, Series 2019 B, Ref. RB	5.00%	11/01/2038	100	131,541
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - BAM)(a)	5.00%	11/15/2044	100	122,987
New York (City of), NY, Series 2019 A-1, GO Bonds	5.00%	08/01/2039	100	125,657
New York (City of), NY, Series 2019 FF-2, Ref. RB	5.00%	06/15/2038	50	64,778
New York (City of), NY Transitional Finance Authority, Series 2019 A2, RB	5.00%	05/01/2037	100	127,337
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2038	100	126,309
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 A, RB	5.00%	11/15/2049	100	124,762
				823,371
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-2.37%
North Carolina (State of), Series 2019 A, RB	4.00%	05/01/2034	$100	$122,574
Pennsylvania-4.67%
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	4.00%	07/15/2036	100	115,653
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2037	100	126,236
				241,889
Rhode Island-2.61%
Rhode Island Health & Educational Building Corp. (Brown University), Series 2019 A, Ref. RB	5.00%	09/01/2029	100	135,356
Texas-7.90%
North Texas Tollway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2038	125	158,070
North Texas Tollway Authority, Series 2019 A, Ref. RB	4.00%	01/01/2039	75	87,881
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2032	25	31,537
Travis (County of), TX, Series 2019 A, GO Bonds	5.00%	03/01/2032	100	131,810
				409,298
TOTAL INVESTMENTS IN SECURITIES(b)-96.46% (Cost $4,816,897)				4,995,260
OTHER ASSETS LESS LIABILITIES-3.54%				183,316
NET ASSETS-100.00%				$5,178,576

Investment Abbreviations:
BAM	-Build America Mutual Assurance Co.
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2030 Municipal Bond ETF (BSMU)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-94.36%
California-14.53%
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2030	$90	$123,789
California (State of), Series 2020, Ref. GO Bonds	4.00%	03/01/2036	100	123,599
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB	4.00%	08/15/2050	100	117,473
Long Beach (City of), CA Bond Finance Authority, Series 2007 A, RB	5.50%	11/15/2030	50	67,745
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2033	130	175,100
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2043	100	129,529
				737,235
Colorado-3.07%
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2033	25	33,744
Colorado (State of), Series 2020 A, COP	4.00%	12/15/2038	100	122,029
				155,773
Connecticut-2.59%
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2030	100	131,323
District of Columbia-5.23%
Washington (State of) Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2045	205	265,602
Florida-1.83%
Palm Beach County School District, Series 2020 A, COP	5.00%	08/01/2034	50	66,270
School District of Broward County, Series 2020 A, COP	5.00%	07/01/2033	20	26,428
				92,698
Georgia-0.86%
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2035	35	43,402
Maryland-2.57%
Montgomery (County of), MD, Series 2020 B, Ref. GO Bonds	4.00%	11/01/2030	100	130,540
Massachusetts-2.70%
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2030	25	33,322
Massachusetts (State of) Development Finance Agency (Wellforce, Inc.), Series 2020 C, Ref. RB, (INS - AGM)(a)	3.00%	10/01/2045	100	103,728
				137,050
New York-33.73%
New York & New Jersey (States of) Port Authority, Series 2019, Ref. RB	5.00%	09/01/2030	100	132,240
New York (City of), NY, Series 2019 L-6, GO Bonds	5.00%	04/01/2030	20	26,075
New York (City of), NY, Series 2020 D-1, GO Bonds	4.00%	03/01/2041	125	147,336
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2043	100	125,954
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2041	50	65,193
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	05/01/2046	100	106,185
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2037	200	238,694
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2047	100	116,372
New York (State of) Dormitory Authority (General Purpose), Series 2020 D, Ref. RB	5.00%	02/15/2048	15	18,929
New York (State of) Power Authority, Series 2002 A, Ref. RB	4.00%	11/15/2055	100	117,303
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2038	200	232,166
New York State Urban Development Corp., Series 2020, Ref. RB	4.00%	03/15/2042	200	237,736
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2044	115	148,063
				1,712,246
North Carolina-2.15%
Brunswick (County of), NC, Series 2020, RB	3.00%	04/01/2050	100	109,345
Ohio-3.49%
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2050	135	177,043
Pennsylvania-2.23%
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2020 A-1, RB	4.00%	04/15/2045	100	113,225
Tennessee-2.41%
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2054	100	122,520
Texas-9.22%
Dallas-Fort Worth (Cities of), TX International Airport, Series 2020, Ref. RB	4.00%	11/01/2045	100	116,721
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Harris (County of), TX Port Authority of Houston, Series 2020 A-2, Ref. GO Bonds	4.00%	10/01/2037	$160	$198,731
Matagorda (County of), TX Navigation District No. 1 (AEP TEX), Series 2005 A, Ref. RB, (INS - AMBAC)(a)	4.40%	05/01/2030	125	152,556
				468,008
Virginia-2.72%
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2031	100	138,198
Washington-2.81%
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2033	55	75,095
Washington (State of), Series 2020 C, GO Notes	5.00%	02/01/2034	50	67,315
				142,410
Wisconsin-2.22%
Wisconsin (State of) Public Finance Authority (Blue Ridge Healthcare), Series 2020, Ref. RB	4.00%	01/01/2045	100	112,765
TOTAL INVESTMENTS IN SECURITIES(b)-94.36% (Cost $4,723,273)				4,789,383
OTHER ASSETS LESS LIABILITIES-5.64%				286,483
NET ASSETS-100.00%				$5,075,866

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2021 USD Emerging Markets Debt ETF (BSAE)
November 30, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.42%
Brazil-7.98%
Banco Bradesco S.A.
5.90%, 01/16/2021(a)	$100,000	$100,545
5.90%, 01/16/2021(a)	100,000	100,545
Banco do Brasil S.A., 5.38%, 01/15/2021(a)	100,000	100,475
Brazilian Government International Bond, 4.88%, 01/22/2021	200,000	201,002
Itau Unibanco Holding S.A., 5.75%, 01/22/2021(a)	100,000	100,538
Petrobras Global Finance B.V.
5.38%, 01/27/2021	100,000	100,562
8.38%, 05/23/2021	100,000	103,625
		807,292
Chile-3.03%
Chile Government International Bond, 3.25%, 09/14/2021	300,000	307,053
China-7.00%
Alibaba Group Holding Ltd., 3.13%, 11/28/2021	100,000	102,221
CNOOC Finance (2011) Ltd., 4.25%, 01/26/2021(a)	200,000	200,981
Huarong Finance II Co. Ltd., 3.63%, 11/22/2021(a)	200,000	203,496
Sinopec Group Overseas Development (2016) Ltd., 2.00%, 09/29/2021(a)	200,000	201,913
		708,611
Colombia-3.04%
Colombia Government International Bond, 4.38%, 07/12/2021	300,000	307,325
Hungary-4.03%
Hungary Government International Bond, 6.38%, 03/29/2021	400,000	408,012
India-4.03%
Bank of India, 6.25%, 02/16/2021(a)	200,000	201,900
Indian Oil Corp. Ltd., 5.63%, 08/02/2021(a)	200,000	205,913
		407,813
Indonesia-10.14%
Indonesia Government International Bond
4.88%, 05/05/2021(a)	200,000	203,363
4.88%, 05/05/2021(a)	200,000	203,363
Perusahaan Penerbit SBSN Indonesia III, 3.40%, 03/29/2021(a)	200,000	201,604
PT Perusahaan Perseroan (Persero) Perusahaan Listrik Negara, 5.50%, 11/22/2021(a)	400,000	418,430
		1,026,760
Malaysia-4.00%
Export-Import Bank of Malaysia Bhd., 2.48%, 10/20/2021(a)	200,000	202,771
RHB Bank Bhd., 2.50%, 10/06/2021(a)	200,000	202,635
		405,406
Mexico-6.00%
Comision Federal de Electricidad
4.88%, 05/26/2021(a)	200,000	204,225
4.88%, 05/26/2021(a)	100,000	102,112
Petroleos Mexicanos, 5.50%, 01/21/2021	300,000	301,440
		607,777
Peru-2.05%
Banco de Credito del Peru, 2.70%, 01/11/2025(a)	200,000	207,250
	Principal Amount	Value
Philippines-1.98%
Philippine Government International Bond, 4.00%, 01/15/2021	$200,000	$200,600
Poland-4.03%
Republic of Poland Government International Bond, 5.13%, 04/21/2021	400,000	407,728
Russia-6.09%
Alfa Bank AO Via Alfa Bond Issuance PLC
7.75%, 04/28/2021(a)	200,000	205,563
7.75%, 04/28/2021(a)	200,000	205,563
Sberbank of Russia Via SB Capital S.A., Series 7, 5.72%, 06/16/2021(a)	200,000	205,640
		616,766
South Africa-3.94%
Eskom Holdings SOC Ltd., 5.75%, 01/26/2021(a)	400,000	398,648
Supranational-8.00%
Asian Development Bank
2.25%, 01/20/2021	200,000	200,450
1.63%, 03/16/2021	200,000	200,887
Black Sea Trade & Development Bank
4.88%, 05/06/2021(a)	200,000	204,049
4.88%, 05/06/2021(a)	200,000	204,049
		809,435
Taiwan-2.99%
Foxconn (Far East) Ltd., 2.25%, 09/23/2021(a)	300,000	303,002
Turkey-9.94%
Hazine Mustesarligi Varlik Kiralama A.S.
4.25%, 06/08/2021(a)	200,000	201,057
4.25%, 06/08/2021(a)	200,000	201,056
Turkey Government International Bond, 5.63%, 03/30/2021	200,000	201,809
Turkiye Vakiflar Bankasi T.A.O.
5.50%, 10/27/2021(a)	200,000	201,063
5.50%, 10/27/2021(a)	200,000	201,063
		1,006,048
United Arab Emirates-10.15%
Abu Dhabi Government International Bond
2.13%, 05/03/2021(a)	200,000	201,579
2.13%, 05/03/2021(a)	200,000	201,579
Abu Dhabi National Energy Co. PJSC, 5.88%, 12/13/2021(a)	200,000	211,044
Dolphin Energy Ltd. LLC, 5.50%, 12/15/2021(a)	200,000	210,136
EIB Sukuk Co. Ltd., 3.54%, 05/31/2021(a)	200,000	202,923
		1,027,261
Total U.S. Dollar Denominated Bonds & Notes (Cost $9,812,764)		9,962,787
	Shares
Money Market Funds-0.62%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(b)(c) (Cost $62,826)	62,826	62,826
TOTAL INVESTMENTS IN SECURITIES-99.04% (Cost $9,875,590)		10,025,613
OTHER ASSETS LESS LIABILITIES-0.96%		97,073
NET ASSETS-100.00%		$10,122,686
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2021 USD Emerging Markets Debt ETF (BSAE)—(continued)
November 30, 2020
(Unaudited)
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $6,920,073, which represented 68.36% of the Fund’s Net Assets.
(b)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$148,750	$(85,924)	$-	$-	$62,826	$1
Invesco Premier U.S. Government Money Portfolio, Institutional Class	31,602	6,501	(38,103)	-	-	-	-
Total	$31,602	$155,251	$(124,027)	$-	$-	$62,826	$1

(c)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE)
November 30, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.01%
Brazil-9.00%
Banco do Brasil S.A.
5.88%, 01/26/2022(a)	$200,000	$209,250
3.88%, 10/10/2022	200,000	207,550
Cielo USA, Inc., 3.75%, 11/16/2022(a)	92,571	94,274
Itau Unibanco Holding S.A.
5.65%, 03/19/2022(a)	200,000	209,280
5.50%, 08/06/2022(a)	200,000	211,800
		932,154
Chile-1.50%
Banco del Estado de Chile, 3.88%, 02/08/2022(a)	150,000	155,302
China-8.02%
CNOOC Finance (2012) Ltd., 3.88%, 05/02/2022(a)	200,000	207,843
Sinopec Group Overseas Development (2012) Ltd.
3.90%, 05/17/2022(a)	200,000	208,373
3.90%, 05/17/2022(a)	200,000	208,373
State Grid Overseas Investment (2016) Ltd., 2.75%, 05/04/2022(a)	200,000	205,351
		829,940
Colombia-3.04%
Bancolombia S.A., 5.13%, 09/11/2022	100,000	105,601
Grupo Aval Ltd., 4.75%, 09/26/2022(a)	200,000	208,550
		314,151
India-6.51%
JSW Steel Ltd., 5.25%, 04/13/2022(a)	200,000	206,375
Reliance Industries Ltd., 5.40%, 02/14/2022(a)	250,000	262,763
State Bank of India, 3.25%, 01/24/2022(a)	200,000	204,698
		673,836
Indonesia-8.08%
Indonesia Government International Bond, 3.75%, 04/25/2022(a)	200,000	208,348
Perusahaan Penerbit SBSN Indonesia III
3.40%, 03/29/2022(a)	200,000	207,077
3.30%, 11/21/2022(a)	200,000	210,095
PT Pertamina (Persero), 4.88%, 05/03/2022(a)	200,000	211,067
		836,587
Ireland-1.01%
Park Aerospace Holdings Ltd., 5.25%, 08/15/2022(a)	100,000	104,610
Malaysia-4.13%
Petronas Capital Ltd.
3.13%, 03/18/2022(a)	200,000	206,415
7.88%, 05/22/2022(a)	200,000	221,449
		427,864
Mauritius Island-1.97%
Neerg Energy Ltd., 6.00%, 02/13/2022(a)	200,000	204,377
Mexico-7.54%
America Movil S.A.B. de C.V., 3.13%, 07/16/2022	200,000	208,406
Banco Santander (Mexico) S.A., Institucion de Banca Multiple, Grupo Financiero Santander, 4.13%, 11/09/2022(a)	150,000	158,512
Grupo Bimbo S.A.B. de C.V., 4.50%, 01/25/2022(a)	100,000	104,175
Mexico Government International Bond, 3.63%, 03/15/2022	150,000	156,189
Petroleos Mexicanos, 4.88%, 01/24/2022	150,000	153,223
		780,505
	Principal Amount	Value
Peru-1.03%
Banco BBVA Peru S.A., 5.00%, 08/26/2022(a)	$100,000	$106,852
Poland-3.08%
Republic of Poland Government International Bond, 5.00%, 03/23/2022	300,000	318,598
Russia-10.18%
Rosneft Oil Co. Via Rosneft International Finance DAC, 4.20%, 03/06/2022(a)	200,000	206,367
Russian Foreign Bond - Eurobond, 4.50%, 04/04/2022(a)	200,000	209,593
Sberbank of Russia Via SB Capital S.A.
6.13%, 02/07/2022(a)	200,000	211,678
5.13%, 10/29/2022(a)	200,000	211,825
VTB Bank OJSC Via VTB Capital S.A., 6.95%, 10/17/2022(a)	200,000	214,317
		1,053,780
South Africa-4.96%
MTN (Mauritius) Investments Ltd., 5.37%, 02/13/2022(a)	200,000	205,930
Republic of South Africa Government International Bond, 5.88%, 05/30/2022	100,000	106,640
Transnet SOC Ltd., 4.00%, 07/26/2022(a)	200,000	200,753
		513,323
Supranational-4.95%
Asian Development Bank
2.00%, 02/16/2022	200,000	204,447
1.88%, 02/18/2022	100,000	102,076
1.75%, 09/13/2022	200,000	205,605
		512,128
Tanzania-1.02%
AngloGold Ashanti Holdings PLC, 5.13%, 08/01/2022	100,000	105,681
Thailand-2.03%
Bangkok Bank PCL, 3.88%, 09/27/2022(a)	200,000	210,092
Turkey-9.83%
QNB Finansbank A.S., 4.88%, 05/19/2022(a)	200,000	203,136
Turkey Government International Bond
5.13%, 03/25/2022	200,000	203,531
6.25%, 09/26/2022	200,000	206,792
Turkiye Garanti Bankasi A.S., 5.25%, 09/13/2022(a)	200,000	202,282
Turkiye Is Bankasi A.S., 5.50%, 04/21/2022(a)	200,000	201,343
		1,017,084
United Arab Emirates-8.05%
Abu Dhabi Government International Bond
2.50%, 10/11/2022(a)	200,000	207,430
2.50%, 10/11/2022(a)	200,000	207,430
DIB Sukuk Ltd., 3.66%, 02/14/2022(a)	200,000	206,235
MDGH - GMTN B.V., 5.50%, 03/01/2022(a)	200,000	212,420
		833,515
United States-2.08%
JBS Investments II GmbH, 7.00%, 01/15/2026(a)	200,000	215,672
Total U.S. Dollar Denominated Bonds & Notes (Cost $9,761,686)		10,146,051
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Money Market Funds-1.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(b)(c) (Cost $104,647)	104,647	$104,647
TOTAL INVESTMENTS IN SECURITIES-99.02% (Cost $9,866,333)		10,250,698
OTHER ASSETS LESS LIABILITIES-0.98%		101,963
NET ASSETS-100.00%		$10,352,661
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $7,861,712, which represented 75.94% of the Fund’s Net Assets.
(b)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$307,533	$(202,886)	$-	$-	$104,647	$3
Invesco Premier U.S. Government Money Portfolio, Institutional Class	68,228	26,233	(94,461)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	79,565	(79,565)	-	-	-	-
Invesco Private Prime Fund	-	26,520	(26,523)	-	3	-	-
Total	$68,228	$439,851	$(403,435)	$-	$3	$104,647	$3

(c)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)
November 30, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.82%
Brazil-8.21%
Banco do Brasil S.A., 5.88%, 01/19/2023(a)	$200,000	$215,152
Brazilian Government International Bond, 2.63%, 01/05/2023	200,000	207,750
Embraer Overseas Ltd., 5.70%, 09/16/2023(a)	61,000	65,057
Itau Unibanco Holding S.A., 5.13%, 05/13/2023(a)	200,000	213,942
Petrobras Global Finance B.V., 4.38%, 05/20/2023	150,000	160,463
		862,364
Chile-4.02%
Banco de Credito e Inversiones S.A., 4.00%, 02/11/2023(a)	200,000	212,753
Falabella S.A., 3.75%, 04/30/2023(a)	200,000	209,484
		422,237
China-8.13%
CNOOC Finance (2013) Ltd., 3.00%, 05/09/2023	200,000	209,577
CNPC General Capital Ltd., 3.40%, 04/16/2023(a)	200,000	210,806
Sinopec Group Overseas Development (2013) Ltd., 4.38%, 10/17/2023(a)	200,000	218,571
State Grid Overseas Investment (2016) Ltd., 3.75%, 05/02/2023(a)	200,000	213,986
		852,940
Colombia-2.95%
Colombia Government International Bond, 2.63%, 03/15/2023	300,000	309,119
Hungary-4.28%
Hungary Government International Bond
5.38%, 02/21/2023	200,000	220,435
5.75%, 11/22/2023	200,000	228,789
		449,224
India-4.11%
Export-Import Bank of India, 4.00%, 01/14/2023(a)	200,000	211,900
Indian Oil Corp. Ltd., 5.75%, 08/01/2023(a)	200,000	219,955
		431,855
Indonesia-9.40%
Indonesia Government International Bond
3.38%, 04/15/2023(a)	200,000	212,224
5.38%, 10/17/2023(a)	200,000	226,125
5.38%, 10/17/2023(a)	200,000	226,125
PT Pertamina (Persero), 4.30%, 05/20/2023(a)	300,000	322,798
		987,272
Ireland-0.99%
Park Aerospace Holdings Ltd., 4.50%, 03/15/2023(a)	100,000	104,241
Mexico-7.66%
Fresnillo PLC, 5.50%, 11/13/2023(a)	200,000	223,302
Mexico Government International Bond, 4.00%, 10/02/2023	350,000	380,658
Petroleos Mexicanos, 3.50%, 01/30/2023	200,000	199,862
		803,822
Peru-4.02%
Banco de Credito del Peru, 4.25%, 04/01/2023(a)	200,000	213,915
Banco Internacional del Peru SAA Interbank, 3.38%, 01/18/2023(a)	200,000	207,750
		421,665
	Principal Amount	Value
Philippines-2.02%
Rizal Commercial Banking Corp., 4.13%, 03/16/2023(a)	$200,000	$211,753
Poland-2.02%
Republic of Poland Government International Bond, 3.00%, 03/17/2023	200,000	211,969
Russia-10.38%
LUKOIL International Finance B.V., 4.56%, 04/24/2023(a)	200,000	214,820
Mobile Telesystems OJSC Via MTS International Funding DAC, 5.00%, 05/30/2023(a)	200,000	214,855
Russian Foreign Bond - Eurobond
4.88%, 09/16/2023(a)	200,000	219,900
4.88%, 09/16/2023(a)	400,000	439,800
		1,089,375
South Africa-1.95%
Eskom Holdings SOC Ltd., 6.75%, 08/06/2023(a)	200,000	205,150
Supranational-3.02%
Asian Development Bank, 2.75%, 03/17/2023	300,000	317,471
Thailand-1.98%
Siam Commercial Bank PCL (The), 2.75%, 05/16/2023(a)	200,000	208,070
Turkey-9.63%
Hazine Mustesarligi Varlik Kiralama A.S., 5.00%, 04/06/2023(a)	200,000	202,020
KOC Holding A.S., 5.25%, 03/15/2023(a)	200,000	205,399
Petkim Petrokimya Holding A.S., 5.88%, 01/26/2023(a)	200,000	203,262
Turkey Government International Bond, 3.25%, 03/23/2023	200,000	196,085
Turkiye Garanti Bankasi A.S., 5.88%, 03/16/2023(a)	200,000	204,651
		1,011,417
United Arab Emirates-10.10%
Abu Dhabi National Energy Co. PJSC, 3.63%, 01/12/2023(a)	200,000	211,510
ADCB Finance Cayman Ltd.
4.50%, 03/06/2023(a)	200,000	213,845
4.00%, 03/29/2023(a)	200,000	213,575
DP World Crescent Ltd., 3.91%, 05/31/2023(a)(b)	200,000	211,996
MDGH - GMTN B.V., 2.75%, 05/11/2023(a)	200,000	209,012
		1,059,938
United Kingdom-1.89%
Jaguar Land Rover Automotive PLC, 5.63%, 02/01/2023(a)(b)	200,000	198,524
United States-1.06%
JBS USA LUX S.A./JBS USA Finance, Inc., 6.75%, 02/15/2028(a)	100,000	111,377
Total U.S. Dollar Denominated Bonds & Notes (Cost $9,675,551)		10,269,783
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Money Market Funds-1.57%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(c)(d) (Cost $164,574)	164,574	$164,574
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.39% (Cost $9,840,125)		10,434,357
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.01%
Invesco Private Government Fund, 0.02%(c)(d)(e)	126,368	126,368
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.12%(c)(d)(e)	189,495	$189,552
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $315,920)		315,920
TOTAL INVESTMENTS IN SECURITIES-102.40% (Cost $10,156,045)		10,750,277
OTHER ASSETS LESS LIABILITIES-(2.40)%		(251,975)
NET ASSETS-100.00%		$10,498,302

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $7,627,605, which represented 72.66% of the Fund’s Net Assets.
(b)	All or a portion of this security was out on loan at November 30, 2020.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$432,396	$(267,822)	$-	$-	$164,574	$2
Invesco Premier U.S. Government Money Portfolio, Institutional Class	96,114	52,162	(148,276)	-	-	-	1
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	147,005	1,342,147	(1,362,784)	-	-	126,368	18*
Invesco Private Prime Fund	49,015	1,141,014	(1,000,474)	-	(3)	189,552	49*
Total	$292,134	$2,967,719	$(2,779,356)	$-	$(3)	$480,494	$70

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)
November 30, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.75%
Brazil-7.98%
Andrade Gutierrez International S.A., 9.50%, 12/30/2024(a)	$100,000	$61,500
Brazilian Government International Bond, 8.88%, 04/15/2024	300,000	373,094
Cemig Geracao e Transmissao S.A., 9.25%, 12/05/2024(a)	200,000	228,950
GTL Trade Finance, Inc./Gerdau Holdings, Inc., 5.89%, 04/29/2024(a)(b)	200,000	225,550
Petrobras Global Finance B.V., 6.25%, 03/17/2024	200,000	227,968
Rio Oil Finance Trust, Series 2014-1, 9.25%, 07/06/2024(a)	121,940	135,356
		1,252,418
Chile-1.39%
Empresa Nacional del Petroleo, 4.38%, 10/30/2024(a)	200,000	218,151
China-9.64%
Alibaba Group Holding Ltd., 3.60%, 11/28/2024	200,000	220,728
CNAC HK Finbridge Co. Ltd., 3.38%, 06/19/2024(a)	200,000	201,399
CNOOC Finance 2014 ULC, 4.25%, 04/30/2024	200,000	218,513
Export-Import Bank of China (The), 3.63%, 07/31/2024(a)	200,000	219,690
State Grid Overseas Investment (2014) Ltd.
4.13%, 05/07/2024(a)	200,000	220,204
4.13%, 05/07/2024(a)	200,000	220,204
Tencent Holdings Ltd., 3.28%, 04/11/2024(a)	200,000	213,133
		1,513,871
Colombia-4.31%
Colombia Government International Bond
4.00%, 02/26/2024	200,000	215,047
8.13%, 05/21/2024	200,000	243,229
SURA Asset Management S.A., 4.88%, 04/17/2024(a)	200,000	219,402
		677,678
Hong Kong-1.46%
King Power Capital Ltd., 5.63%, 11/03/2024(a)	200,000	228,790
Hungary-2.18%
Hungary Government International Bond, 5.38%, 03/25/2024	300,000	343,023
India-8.28%
ABJA Investment Co. Pte Ltd., 5.95%, 07/31/2024(a)	200,000	214,158
Bharti Airtel International Netherlands B.V., 5.35%, 05/20/2024(a)	200,000	220,491
Indian Oil Corp. Ltd., 4.75%, 01/16/2024(a)	200,000	215,336
Oil India Ltd., 5.38%, 04/17/2024(a)	200,000	220,381
ONGC Videsh Ltd., 4.63%, 07/15/2024(a)	200,000	217,244
ReNew Power Synthetic, 6.67%, 03/12/2024(a)	200,000	212,551
		1,300,161
Indonesia-10.03%
Indonesia Government International Bond
5.88%, 01/15/2024(a)	200,000	230,415
5.88%, 01/15/2024(a)	200,000	230,415
4.45%, 02/11/2024	200,000	222,179
Perusahaan Penerbit SBSN Indonesia III, 4.35%, 09/10/2024(a)	400,000	448,770
	Principal Amount	Value
Indonesia-(continued)
PT Perusahaan Gas Negara Tbk
5.13%, 05/16/2024(a)	$200,000	$221,505
5.13%, 05/16/2024(a)	200,000	221,505
		1,574,789
Mexico-8.94%
Banco Inbursa S.A., Institucion De Banca Multiple Grupo, Financiero Inbursa
4.13%, 06/06/2024(a)	150,000	159,845
4.13%, 06/06/2024(a)	150,000	159,845
Comision Federal de Electricidad
4.88%, 01/15/2024(a)	200,000	220,481
4.88%, 01/15/2024(a)	400,000	440,962
Grupo Bimbo S.A.B. de C.V., 3.88%, 06/27/2024(a)	200,000	219,097
Petroleos Mexicanos, 4.88%, 01/18/2024(b)	200,000	203,600
		1,403,830
Morocco-2.80%
OCP S.A., 5.63%, 04/25/2024(a)	400,000	439,608
Peru-1.41%
Minsur S.A., 6.25%, 02/07/2024(a)	200,000	221,729
Philippines-5.08%
Philippine Government International Bond, 4.20%, 01/21/2024	300,000	334,905
Philippine National Bank, 3.28%, 09/27/2024(a)	200,000	211,139
Power Sector Assets and Liabilities Management Corp., 7.39%, 12/02/2024(a)	200,000	251,320
		797,364
Poland-2.83%
Republic of Poland Government International Bond, 4.00%, 01/22/2024	400,000	444,507
South Africa-5.33%
MTN (Mauritius) Investments Ltd.
4.76%, 11/11/2024(a)	200,000	208,520
4.76%, 11/11/2024(a)	200,000	208,520
Republic of South Africa Government International Bond, 4.67%, 01/17/2024	200,000	212,529
Sasol Financing USA LLC, 5.88%, 03/27/2024	200,000	206,950
		836,519
Supranational-4.42%
Asian Development Bank
2.63%, 01/30/2024	450,000	483,346
1.50%, 10/18/2024	100,000	104,534
Asian Infrastructure Investment Bank (The), 2.25%, 05/16/2024	100,000	106,668
		694,548
Turkey-10.39%
Coca-Cola Icecek A.S., 4.22%, 09/19/2024(a)	200,000	208,371
Hazine Mustesarligi Varlik Kiralama A.S., 4.49%, 11/25/2024(a)	200,000	197,228
Turk Telekomunikasyon A.S., 4.88%, 06/19/2024(a)	200,000	203,971
Turkey Government International Bond
5.75%, 03/22/2024	200,000	205,350
6.35%, 08/10/2024	200,000	209,250
5.60%, 11/14/2024	200,000	204,871
Turkiye Is Bankasi A.S., 6.13%, 04/25/2024(a)	400,000	401,839
		1,630,880
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
United Arab Emirates-10.85%
Abu Dhabi Government International Bond, 2.13%, 09/30/2024(a)	$400,000	$419,989
Abu Dhabi National Energy Co. PJSC, 3.88%, 05/06/2024(a)	200,000	217,997
EMG Sukuk Ltd., 4.56%, 06/18/2024(a)	200,000	209,232
MAF Global Securities Ltd., 4.75%, 05/07/2024(a)	200,000	217,575
MDGH - GMTN B.V.
3.00%, 04/19/2024(a)	200,000	213,000
2.50%, 11/07/2024(a)	200,000	210,695
Sharjah Sukuk Ltd., 3.76%, 09/17/2024(a)	200,000	215,479
		1,703,967
Vietnam-1.43%
Vietnam Government International Bond, 4.80%, 11/19/2024(a)	200,000	224,489
Total U.S. Dollar Denominated Bonds & Notes (Cost $14,728,622)		15,506,322
	Shares
Money Market Funds-0.19%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(c)(d) (Cost $29,525)	29,525	29,525
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.94% (Cost $14,758,147)		15,535,847
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.40%
Invesco Private Government Fund, 0.02%(c)(d)(e)	150,672	$150,672
Invesco Private Prime Fund, 0.12%(c)(d)(e)	225,940	226,008
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $376,680)		376,680
TOTAL INVESTMENTS IN SECURITIES-101.34% (Cost $15,134,827)		15,912,527
OTHER ASSETS LESS LIABILITIES-(1.34)%		(211,019)
NET ASSETS-100.00%		$15,701,508

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $10,726,031, which represented 68.31% of the Fund’s Net Assets.
(b)	All or a portion of this security was out on loan at November 30, 2020.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$555,584	$(526,059)	$-	$-	$29,525	$4
Invesco Premier U.S. Government Money Portfolio, Institutional Class	50,313	29,665	(79,978)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	170,775	356,576	(376,679)	-	-	150,672	9*
Invesco Private Prime Fund	56,925	496,620	(327,537)	-	-	226,008	26*
Total	$278,013	$1,438,445	$(1,310,253)	$-	$-	$406,205	$39

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Except for the Funds listed below, as of November 30, 2020, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco BulletShares 2020 Corporate Bond ETF
Investments in Securities
U.S. Treasury Securities	$-	$1,104,816,256	$-	$1,104,816,256
U.S. Dollar Denominated Bonds & Notes	-	98,665,631	-	98,665,631
Money Market Funds	4,260,695	-	-	4,260,695
Total Investments	$4,260,695	$1,203,481,887	$-	$1,207,742,582
Invesco BulletShares 2021 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$2,063,035,680	$-	$2,063,035,680
Money Market Funds	26,575,173	10,651,510	-	37,226,683
Total Investments	$26,575,173	$2,073,687,190	$-	$2,100,262,363
Invesco BulletShares 2022 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$2,102,013,698	$-	$2,102,013,698
Money Market Funds	28,213,873	2,876,491	-	31,090,364
Total Investments	$28,213,873	$2,104,890,189	$-	$2,133,104,062
Invesco BulletShares 2023 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,442,484,082	$-	$1,442,484,082
Money Market Funds	8,237,996	1,863,900	-	10,101,896
Total Investments	$8,237,996	$1,444,347,982	$-	$1,452,585,978
Invesco BulletShares 2024 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,157,682,380	$-	$1,157,682,380
Money Market Funds	2,988,319	5,705,255	-	8,693,574
Total Investments	$2,988,319	$1,163,387,635	$-	$1,166,375,954

	Level 1	Level 2	Level 3	Total
Invesco BulletShares 2025 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$722,229,803	$-	$722,229,803
Money Market Funds	1,449,074	3,532,623	-	4,981,697
Total Investments	$1,449,074	$725,762,426	$-	$727,211,500
Invesco BulletShares 2026 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$324,040,574	$-	$324,040,574
Money Market Funds	556,678	4,520	-	561,198
Total Investments	$556,678	$324,045,094	$-	$324,601,772
Invesco BulletShares 2027 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$248,445,917	$-	$248,445,917
Money Market Funds	71,347	3,201,482	-	3,272,829
Total Investments	$71,347	$251,647,399	$-	$251,718,746
Invesco BulletShares 2028 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$156,864,629	$-	$156,864,629
Money Market Funds	231,073	1,406,786	-	1,637,859
Total Investments	$231,073	$158,271,415	$-	$158,502,488
Invesco BulletShares 2029 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$54,790,334	$-	$54,790,334
Money Market Funds	93,039	680,792	-	773,831
Total Investments	$93,039	$55,471,126	$-	$55,564,165
Invesco BulletShares 2030 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$6,006,538	$-	$6,006,538
Money Market Funds	42,691	64,152	-	106,843
Total Investments	$42,691	$6,070,690	$-	$6,113,381
Invesco BulletShares 2020 High Yield Corporate Bond ETF
Investments in Securities
U.S. Treasury Securities	$-	$561,603,030	$-	$561,603,030
U.S. Dollar Denominated Bonds & Notes	-	4,526,000	-	4,526,000
Money Market Funds	545,057	-	-	545,057
Investments Matured	-	-	316,993	316,993
Total Investments	$545,057	$566,129,030	$316,993	$566,991,080
Invesco BulletShares 2021 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$914,107,403	$-	$914,107,403
Money Market Funds	47,728,300	9,555,268	-	57,283,568
Total Investments	$47,728,300	$923,662,671	$-	$971,390,971
Invesco BulletShares 2022 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$665,277,701	$-	$665,277,701
Money Market Funds	25,491,549	10,331,059	-	35,822,608
Total Investments	$25,491,549	$675,608,760	$-	$701,100,309
Invesco BulletShares 2023 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$421,007,484	$-	$421,007,484
Money Market Funds	12,885,059	14,466,014	-	27,351,073
Total Investments	$12,885,059	$435,473,498	$-	$448,358,557

	Level 1	Level 2	Level 3	Total
Invesco BulletShares 2024 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$189,368,384	$-	$189,368,384
Money Market Funds	9,243,411	9,467,817	-	18,711,228
Total Investments	$9,243,411	$198,836,201	$-	$208,079,612
Invesco BulletShares 2025 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$150,000,489	$-	$150,000,489
Money Market Funds	1,232,815	6,384,352	-	7,617,167
Total Investments	$1,232,815	$156,384,841	$-	$157,617,656
Invesco BulletShares 2026 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$57,022,041	$-	$57,022,041
Money Market Funds	230,768	4,140,827	-	4,371,595
Total Investments	$230,768	$61,162,868	$-	$61,393,636
Invesco BulletShares 2027 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$19,903,968	$-	$19,903,968
Money Market Funds	9,525	624,505	-	634,030
Total Investments	$9,525	$20,528,473	$-	$20,537,998
Invesco BulletShares 2021 USD Emerging Markets Debt ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$9,962,787	$-	$9,962,787
Money Market Funds	62,826	-	-	62,826
Total Investments	$62,826	$9,962,787	$-	$10,025,613
Invesco BulletShares 2022 USD Emerging Markets Debt ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$10,146,051	$-	$10,146,051
Money Market Funds	104,647	-	-	104,647
Total Investments	$104,647	$10,146,051	$-	$10,250,698
Invesco BulletShares 2023 USD Emerging Markets Debt ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$10,269,783	$-	$10,269,783
Money Market Funds	164,574	315,920	-	480,494
Total Investments	$164,574	$10,585,703	$-	$10,750,277
Invesco BulletShares 2024 USD Emerging Markets Debt ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$15,506,322	$-	$15,506,322
Money Market Funds	29,525	376,680	-	406,205
Total Investments	$29,525	$15,883,002	$-	$15,912,527
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.